Registration No. 02-35570

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
--------
POST-EFFECTIVE AMENDMENT NO. 75 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
--------
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
formerly Principal Variable Contracts Fund, Inc.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
--------
Telephone Number (515) 248-3842
--------

Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Dykema Gossett PLLC
Des Moines, Iowa 50392	Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306

(Name and address of agent for service)
----------

It is proposed that this filing will become effective (check appropriate box)
_____	immediately upon filing pursuant to paragraph (b) of Rule 485
XX	on May 1, 2010 pursuant to paragraph (b) of Rule 485
_____	60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____	on (date) pursuant to paragraph (a)(1) of Rule 485
_____	75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(“the Fund”)

ACCOUNTS OF THE FUND
Equity Accounts	Fixed-Income Accounts
Diversified International Account (Class 1 & 2)	Bond & Mortgage Securities Account (Class 1)
Equity Income Account (Class 1 & 2)	Government & High Quality Bond Account (Class 1)
International Emerging Markets Account (Class 1)	Income Account (Class 1 & 2)
International SmallCap Account (Class 1)	Money Market Account (Class 1 & 2)
LargeCap Blend Account II (Class 1 & 2)	Mortgage Securities Account (Class 1 & 2)
LargeCap Growth Account (Class 1 & 2)	Short-Term Bond Account (Class 1)
LargeCap Growth Account I (Class 1)	Short-Term Income Account (Class 1 & 2)
LargeCap S&P 500 Index Account (Class 1)
LargeCap Value Account (Class 1)	Asset Allocation Accounts
LargeCap Value Account III (Class 1)	Asset Allocation Account (Class 1)
MidCap Blend Account (Class 1 & 2)	Balanced Account (Class 1)
MidCap Growth Account I (Class 1)	Diversified Balanced Account (Class 2)
MidCap Value Account II (Class 1)	Diversified Growth Account (Class 2)
Principal Capital Appreciation Account (Class 1 & 2)	Principal LifeTime Accounts
Real Estate Securities Account (Class 1 & 2)	2010 Account (Class 1)
SmallCap Blend Account (Class 1)	2020 Account (Class 1)
SmallCap Growth Account II (Class 1 & 2)	2030 Account (Class 1)
SmallCap Value Account I (Class 1 & 2)	2040 Account (Class 1)
2050 Account (Class 1)
Strategic Income Account (Class 1)
Strategic Asset Management Portfolios
Balanced Portfolio (Class 1 & 2)
Conservative Balanced Portfolio (Class 1 & 2)
Conservative Growth Portfolio (Class 1 & 2)
Flexible Income Portfolio (Class 1 & 2)
Strategic Growth Portfolio (Class 1 & 2)

This prospectus describes a mutual fund organized by Principal Life Insurance Company® (“Principal Life”). The Fund
provides a choice of investment objectives through the Accounts listed above.

The date of this Prospectus is May 1, 2010.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
ACCOUNT SUMMARIES
Asset Allocation Account	4
Balanced Account	8
Bond & Mortgage Securities Account	12
Diversified Balanced Account	16
Diversified Growth Account	19
Diversified International Account	22
Equity Income Account	25
Government & High Quality Bond Account	28
Income Account	31
International Emerging Markets Account	35
International SmallCap Account	38
LargeCap Blend Account II	42
LargeCap Growth Account	46
LargeCap Growth Account I	49
LargeCap S&P 500 Index Account	53
LargeCap Value Account	56
LargeCap Value Account III	59
MidCap Blend Account	63
MidCap Growth Account I	66
MidCap Value Account II	69
Money Market Account	72
Mortgage Securities Account	76
Principal Capital Appreciation Account (f/k/a West Coast Equity Account)	79
Principal LifeTime Accounts
Principal LifeTime 2010 Account	82
Principal LifeTime 2020 Account	87
Principal LifeTime 2030 Account	92
Principal LifeTime 2040 Account	97
Principal LifeTime 2050 Account	102
Principal LifeTime Strategic Income Account	107
Real Estate Securities Account	112
Short-Term Bond Account	115
Short-Term Income Account	119
SmallCap Blend Account	123
SmallCap Growth Account II	126
SmallCap Value Account I	130
Strategic Asset Management Portfolios
Flexible Income Portfolio	134
Conservative Balanced Portfolio	139
Balanced Portfolio	144
Conservative Growth Portfolio	148
Strategic Growth Portfolio	152

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS	157
PRICING OF ACCOUNT SHARES	171
DIVIDENDS AND DISTRIBUTIONS	172
MANAGEMENT OF THE FUND	172
DISTRIBUTION PLAN AND ADDITIONAL INFORMATION REGARDING INTERMEDIARY
COMPENSATION	183
GENERAL INFORMATION ABOUT AN ACCOUNT	184
Frequent Trading and Market Timing (Abusive Trading Practices)	184
Eligible Purchasers	185
Shareholder Rights	186
Purchase of Account Shares	186
Sale of Account Shares	187
Restricted Transfers	187
Financial Statements	187
TAX INFORMATION	188
FINANCIAL HIGHLIGHTS	188
APPENDIX A—DESCRIPTION OF BOND RATINGS	220
ADDITIONAL INFORMATION	223

ASSET ALLOCATION ACCOUNT

Objective: The Account seeks to generate a total investment return consistent with preservation of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.80%
Other Expenses	0.07
Total Annual Account Operating Expenses	0.87%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$89	$278	$842	$1,073

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 189.2% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking a moderate risk approach towards long-term growth.

Principal Investment Strategies
The Account invests in a portfolio of securities that is broadly diversified by asset class, global region, country, economic sector, and currency. The Account’s portfolio managers make broad asset allocation decisions and delegate responsibility for selection of specific individual securities to the internal, active management teams of the Sub-
Advisor, Morgan Stanley Investment Management.

In deciding how to allocate the Account’s assets, Morgan Stanley Investment Management assesses three sets of factors:
• the relative value of the stock, bond and money markets in the various regions, countries, and economic sectors;
• the long-term dynamic forces that are driving economies, economic sectors, and companies; and
• the short-term technical forces that are affecting market pricing.
Factors evaluated include growth rates in gross domestic product, inflation and corporation earnings, labor market conditions, interest rate levels, sales growth, return on equity, dividend yields, price to book ratios, and currency valuations.

From time-to-time, Morgan Stanley Investment Management changes the Account’s allocation of assets in various ways, including by asset class, global region, country, economic sector, and currency, in order to keep the portfolio in alignment with its global investment outlook. The Account may actively trade portfolio securities in an attempt to achieve its investment objective. The Account may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Allocation among asset classes is designed to lessen overall investment risk by diversifying the Account’s assets among different types of investments in different markets. Morgan Stanley Investment Management reallocates among asset classes and eliminates asset classes for a period of time, when in its judgment the shift offers better prospects of achieving the investment objective of the Account. Under normal market conditions, abrupt reallocations among asset classes will not occur.

Morgan Stanley Investment Management does not allocate a specific percentage of the Account’s assets to a class.
Over time, it expects the asset mix to be within the following ranges:
• 25% to 75% in equity securities;
• 25% to 60% in fixed-income securities; and
• 0% to 40% in money market instruments.
The Account may invest up to 25% of its assets in foreign securities. The Account may invest in high yield (commonly known as “junk bonds”; rated BB+ or lower by Standard & Poor’s Ratings Services or Ba1 or lower by Moody’s)
securities in an attempt to achieve its investment objective. Fixed income securities may include U.S. government securities and U.S. government sponsored securities. The Account may invest in small cap stocks, which as of the most recent calendar year end ranged between $0.01 billion and $5.1 billion, as defined by the Russell 2000® Index.
The Account may invest in mid cap stocks, which as of the most recent calendar year end ranged between $0.03 billion and $15.5 billion, as defined by the Russell Midcap Index.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates, increased brokerage costs, and lower fund performance.

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account’s performance from year to year and by showing how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI Index NDTR D is used to show international stock performance.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	12.11%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘02	-12.41%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Asset Allocation Account - Class 1	18.81%	3.55%	2.93%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46	0.42	-0.95
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93	4.97	6.33
MSCI EAFE (Europe, Australia, Far East) Index NDTR D (reflects no deduction for fees,
expenses, or taxes)	31.78	3.54	1.17

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Morgan Stanley Investment Management Inc.
• Francine J. Bovich (since 1994), Managing Director
• Henry McVey (since 2010), Managing Director

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

BALANCED ACCOUNT

Objective: The Account seeks to generate a total return consisting of current income and capital appreciation.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.60%
Other Expenses	0.08
Total Annual Account Operating Expenses	0.68%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be

	Number of years you own your shares
	1	3	5	10
Balanced Account - Class 1	$69	$218	$379	$847

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 237.4% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking current income as well as long-term growth of capital.

Principal Investment Strategies
The Account seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities), and cash. Though the percentages in each category are not fixed, common stocks generally represent 50% to 70% of the Account’s assets. The remainder of the Account’s assets is invested in bonds and cash. The Account may invest in below investment grade securities (rated BB+ or lower by S&P or Ba1 or lower by Moody’s, commonly known as “junk bonds”). The Account may invest in small cap stocks, which as of the most recent calendar year end ranged between $0.01 billion and $5.1 billion, as defined by the Russell 2000® Index. The
Account may invest in mid cap stocks, which as of the most recent calendar year end ranged between $0.03 billion and $15.5 billion, as defined by the Russell Midcap Index. The account may actively trade securities in an attempt to achieve its objective.
The Account may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Account, replacing more traditional direct investments, or obtaining exposure to certain markets.

Principal Global Investors, LLC (“PGI”) utilizes an asset allocation approach to the management and development of a diversified balanced account. The strategy incorporates a wide range of asset classes and investment styles with primary emphasis placed on equity versus fixed income allocation decisions. Secondary focus is then placed on growth versus value, large cap versus small cap, and domestic versus international equity exposure. Strategic or long-
term asset class targets are determined with gradual adjustments to the mix to enhance risk-adjusted results over time. Any asset allocation adjustments fall within a predetermined range and do not deviate by more than 10% of the long-term asset class targets.

All marginal shifts in the asset mix are based on a consistent three-dimensional analytical framework. First, securities are reviewed based on price, earnings, and yield measures relative to long-term historical norms. Next, fundamental economic and market conditions are analyzed to identify opportunities, and finally, market trends are used to compare relative price strength and investor sentiment.

During the fiscal year ended December 31, 2009, the average ratings of the Account’s fixed income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

59.69% in securities rated Aaa	4.34% in securities rated Ba	0.01% in securities rated C
4.31% in securities rated Aa	3.57% in securities rated B	0.06% in securities rated D
10.06% in securities rated A	1.25% in securities rated Caa	0.76% in securities not rated
15.80% in securities rated Baa	0.15% in securities rated Ca

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates, increased brokerage costs, and lower fund performance.

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The blended index is used to show the performance of the various asset classes used by the Account.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	12.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-17.87%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Balanced Account - Class 1	21.16%	0.97%	1.05%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46	0.42	-0.95
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93	4.97	6.33
60% S&P 500 Index/40% Barclays Capital Aggregate Bond Index (reflects no deduction for
fees, expenses, or taxes)	18.40	2.52	2.25

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Dirk Laschanzky (since 2001), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

BOND & MORTGAGE SECURITIES ACCOUNT

Objective: The Account seeks to provide current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.44%
Other Expenses	0.01
Total Annual Account Operating Expenses	0.45%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Bond & Mortgage Securities Account - Class 1	$46	$144	$252	$567

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 432.6% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in intermediate maturity fixed-income or debt securities rated, at the time of purchase, BBB- or higher by Standard & Poor's Rating Service (“S&P”) or Baa3 or higher by Moody's Investors Service, Inc. (“Moody's”). These include:
• securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
• asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets;
• debt securities and taxable municipal bonds; and
• securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United
Kingdom payable in U.S. dollars.
The rest of the Account's assets may be invested in:
• preferred securities and/or common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible;
• foreign securities; or
• securities rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) or if not rated, of comparable quality in the opinion of the Account’s sub-
advisor.

The Account may enter into dollar roll transactions, which may involve leverage. The Account may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Account, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Account (i) may actively trade securities to achieve its investment objective, and (ii) may be used as part of a fund of funds strategy.

During the fiscal year ended December 31, 2009, the average ratings of the Account’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

55.12% in securities rated Aaa	5.26% in securities rated Ba	0.01% in securities rated C
4.67% in securities rated Aa	4.71% in securities rated B	0.05% in securities rated D
11.76% in securities rated A	1.81% in securities rated Caa	1.05% in securities not rated
15.46% in securities rated Baa	0.10% in securities rated Ca

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates, increased brokerage costs, and lower fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	9.32%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-8.24%

Average Annual Total Returns (%)
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Bond & Mortgage Securities Account - Class 1	20.91%	2.15%	4.55%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93	4.97	6.33

Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• William C. Armstrong (since 2000), Portfolio Manager
• Timothy R. Warrick (since 2000), Portfolio Manager

Sub-Sub-Advisor(s) and Portfolio Manager(s):
Spectrum Asset Management, Inc.
• L. Phillip Jacoby (since 2005), Executive Director and Chief Investment Officer
• Mark A. Lieb (since 2009), President and Chief Executive Officer

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

DIVERSIFIED BALANCED ACCOUNT

Objective: The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25
Other Expenses(1)	0.01
Acquired Fund (Underlying Fund) Operating Expenses(1)	0.30
Total Annual Account Operating Expenses	0.61%
(1) Estimated for the year ended December 31, 2010.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Diversified Balanced Account - Class 2	$62	$195

Investor Profile: The Account may be an appropriate investment for investors seeking the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the
Account typically allocates its assets, within predetermined percentage ranges, among four Funds of Principal Funds,
Inc. ("PFI") (Institutional class shares) - the International Equity Index, MidCap S&P 400 Index, SmallCap S&P 600
Index and the Bond Market Index Funds - and one Account of Principal Variable Contracts Funds, Inc. ("PVC")
(Class 1 Shares) - LargeCap S&P 500 Index Account (together, the "underlying funds"). The Account will generally allocate approximately 45% of its assets to the equity index funds according to U.S. and non-U.S. market capitalizations and no more than 55% to the Bond Market Index Fund for intermediate duration. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account's investments in those market segments and its underlying funds. Without shareholder approval, Principal Management
Corporation (“Principal”) may alter the percentage ranges and/or substitute or remove underlying funds when it deems appropriate in order to achieve its investment objective. The assets of the Account will be allocated among underlying funds in accordance with its investment objective, which is to achieve a balance between income and growth, while considering Principal's outlook for the economy, the financial markets, and the relative market valuations of the underlying funds. The Account will be re-balanced monthly.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund's appropriate benchmark and peer group.

Principal, the manager for PVC, is the manager for PFI. The Account may invest in other Accounts of PVC, other
Funds of PFI, or other investment companies, at Principal's discretion, in order to achieve its goal. The underlying funds provide the Account with exposure to different asset classes, including domestic and foreign equity and fixed-
income securities.

The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. The Account invests in several index funds. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

Principal Risks
The diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
No performance is shown below because this Account does not yet have annual returns for a full calendar year.

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James Fennessey (since 2009), Vice President
• Randy Welch (since 2009), Vice President

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

DIVERSIFIED GROWTH ACCOUNT

Objective: The Account seeks to provide long-term capital appreciation.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management Fees	0.05%
Distribution and/or Service (12-b1) Fees	0.25
Other Expenses(1)	0.01
Acquired Fund (Underlying Fund) Operating Expenses(1)	0.30
Total Annual Account Operating Expenses	0.61%
(1) Estimated for the year ended December 31, 2010.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Diversified Growth Account - Class 2	$62	$195

Investor Profile: The Account may be an appropriate investment for investors seeking the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.
Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the
Account typically allocates its assets, within predetermined percentage ranges, among four Funds of Principal Funds,
Inc. (“PFI”) (Institutional class shares) – the International Equity Index, MidCap S&P 400 Index, SmallCap S&P 600
Index and the Bond Market Index Funds – and one Account of Principal Variable Contracts Funds, Inc. (“PVC”)
(Class 1 Shares) – LargeCap S&P 500 Index Account (together, the “underlying funds”). The Account will generally allocate approximately 65% of its assets to the equity index funds according to U.S. and non-U.S. market capitalizations and approximately 35% to the Bond Market Index Fund for intermediate duration. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account’s investments in those market segments and its underlying funds. Without shareholder approval, Principal Management
Corporation (“Principal”) may alter the percentage ranges and/or substitute or remove underlying funds when it deems appropriate in order to achieve its investment objective. The assets of the Account will be allocated among underlying funds in accordance with its investment objective, which is to achieve long-term growth of capital while considering
Principal’s outlook for the economy, the financial markets, and the relative market valuations of the underlying funds.
The Account will be re-balanced monthly.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Principal, the manager for PVC, is the manager for PFI. The Account may invest in other Accounts of PVC, other
Funds of PFI, or other investment companies, at Principal’s discretion, in order to achieve its goal. The underlying funds provide the Account with exposure to different asset classes, including domestic and foreign equity and fixed-
income securities.

The net asset value of the Account’s shares is affected by changes in the value of the shares of the underlying funds it owns. The Account’s investments are invested in the underlying funds and, as a result, the Account’s performance is directly related to their performance. The Account’s ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. The Account invests in several index funds. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

Principal Risks
The diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
No performance is shown below because this Account does not yet have annual returns for a full calendar year.

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James Fennessey (since 2009), Vice President
• Randy Welch (since 2009), Vice President

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

DIVERSIFIED INTERNATIONAL ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.07	0.07
Total Annual Account Operating Expenses	0.91%	1.16%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Diversified International Account - Class 1	$ 93	$290	$504	$1,120
Diversified International Account - Class 2	118	368	638	1,409

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 105.5% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies
The Account invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The
Account invests in foreign securities, which are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada,
Australia, New Zealand, and the Pacific Islands. However, the Account may invest in emerging market securities in an attempt to achieve its investment objective. The Account will invest in equity securities of small, medium, and large capitalization companies.

The Account has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal circumstances, the Account intends to invest at least 80% of its net assets in companies in at least three different countries. One of those countries may be the U.S. though currently the Account does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of Principal Global Investors, LLC (“PGI”) is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

The Account may actively trade securities in an attempt to achieve its investment objective. The Account may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. This Account may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates, increased brokerage costs, and lower fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	21.14%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-24.01%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Diversified International - Class 1 (inception 05/02/1994)	27.30%	4.72%	1.62%
Diversified International - Class 2 (inception 01/08/2007)	26.84	4.44	1.36
MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	41.45	5.83	2.71

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Paul H. Blankenhagen (since 2003), Portfolio Manager
• Juliet Cohn (since 2004), Portfolio Manager
• Chris Ibach (since 2005), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

EQUITY INCOME ACCOUNT

Objective: The Account seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Total Annual Account Operating Expenses	0.54%	0.79%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Equity Income Account - Class 1	$55	$173	$302	$677
Equity Income Account - Class 2	81	252	439	978

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 44.0% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors who seek dividends to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust (“REIT”) securities, below-investment grade bonds, or foreign securities.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in dividend-paying common stocks and preferred stocks. The Account usually invests in large cap stocks, which as of the most recent calendar year end ranged between $1.1 billion and $323.7 billion, as defined by the S&P 500 Index, but may also invest in mid cap stocks, which as of the most recent calendar year end ranged between $0.03 billion and $15.5 billion, as defined by the Russell Midcap Index. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Account may invest up to 20% in fixed-income securities of any maturity, including below-
investment-grade fixed-income securities (sometimes called “junk bonds”) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s) and preferred securities. The Account may invest up to 20% of its assets in real estate investment trust securities. The Account may invest in securities of foreign issuers.

In selecting investments for the Account, Edge Asset Management, Inc. (“Edge”) looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in
“value” stocks currently selling for less than Edge believes they are worth. This Account may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The S&P 500/Citigroup Value Index (formerly known as S&P 500/Barra Value Index) is used to show the performance of value stocks within the S&P 500 Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	15.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.89%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Equity Income Account - Class 1 (inception 04/28/1998)	20.00%	1.68%	6.43%
Equity Income Account - Class 2 (inception 05/01/2001)	19.76	1.43	6.18
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46	0.42	-0.95
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)	21.18	-0.27	1.20

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• David W. Simpson (since 2008), Portfolio Manager
• Joseph T. Suty (since 2005), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

GOVERNMENT & HIGH QUALITY BOND ACCOUNT

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved the following proposal:
• acquisition of the assets of the Government & High Quality Bond Account to be acquired by the Mortgage
Securities Account.
This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable
Contracts Funds, Inc. tentatively scheduled for July 2010. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date acquired Account shareholders in May
2010. If shareholders approve this proposal, the acquisition is expected to occur on or about July 16, 2010.

Objective: The Account seeks a high level of current income, liquidity and safety of principal.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.46%
Other Expenses	0.01
Total Annual Account Operating Expenses	0.47%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Government & High Quality Bond Account - Class 1	$48	$151	$263	$591

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 120.7% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Account seeks to achieve its investment objective by investing primarily (at least 80% of its net assets) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Account may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated
AAA by Standard & Poor’s Corporation or Aaa by Moody’s Investor Services, Inc. or, if unrated, determined by
Principal Global Investors, LLC (“PGI”) to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value. The Account may actively trade portfolio securities in an attempt to achieve its investment objective.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Account’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Account may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Account, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates, increased brokerage costs, and lower fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘01	4.41%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	-1.48%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Government & High Quality Bond Account - Class 1	5.29%	2.93%	4.74%
Barclays Capital Government Mortgage Index (reflects no deduction for fees, expenses, or
taxes)	1.96	5.32	6.31

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Bryan C. Davis (since 2008), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

INCOME ACCOUNT

Objective: The Account seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Total Annual Account Operating Expenses	0.51%	0.76%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Income Account - Class 1	$52	$164	$285	$640
Income Account - Class 2	78	243	422	942

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 23.6% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in
“junk bonds,” foreign securities, and real estate investment trust (“REIT”) securities.

Principal Investment Strategies
Under normal circumstances, the Account invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s). The Account may also invest in convertible securities, preferred securities, foreign securities, and real estate investment trust (“REIT”) securities.
This Account may be used as part of a fund of funds strategy.

The Account may enter into dollar roll transactions, which may involve leverage. The Account may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Account, replacing more traditional direct investments, or obtaining exposure to certain markets.

During the fiscal year ended December 31, 2009, the average rating of the Account’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

27.08% in securities rated Aaa	4.29% in securities rated Ba	0.03% in securities rated C
1.32% in securities rated Aa	9.13% in securities rated B	2.37% in securities not rated
17.49% in securities rated A	3.03% in securities rated Caa
35.25% in securities rated Baa	0.01% in securities rated Ca

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	7.98%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-4.21%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Income Account - Class 1 (inception 05/07/1993)	18.37%	5.38%	7.02%
Income Account - Class 2 (inception 11/06/2001)	18.17	5.13	6.76
Citigroup U.S. Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses,
or taxes)	5.06	5.22	6.47

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2005), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

INTERNATIONAL EMERGING MARKETS ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	1.25%
Other Expenses	0.10
Total Annual Account Operating Expenses	1.35%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
International Emerging Markets Account - Class 1	$137	$428	$739	$1,624

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 128.5% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal Investment Strategies
The Account invests in foreign securities, which are:
• companies with their principal place of business or principal office in emerging market countries or
• companies for which their principal securities trading market is an emerging market country.

Under normal circumstances, the Account invests at least 80% of its net assets in emerging market country equity securities. For this Account, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and
Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal Global Investors, LLC (“PGI”) focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

The Account will invest in equity securities of small, medium, and large capitalization companies. The Account may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging, and other purposes. The Account may actively trade securities in an attempt to achieve its investment objective. This Account may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates, increased brokerage costs, and lower fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	29.44%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-29.34%

Average Annual Total Returns (%)

			Life of Account
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	(10/24/2000)
International Emerging Markets - Class 1	68.65%	14.98%	13.79%
MSCI Emerging Markets Free Index - NDTR (reflects no deduction for fees, expenses, or
taxes)	78.51	15.51	14.43

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Michael Ade (since 2007), Portfolio Manager
• Mihail Dobrinov (since 2007), Portfolio Manager
• Michael L. Reynal (since 2001), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

INTERNATIONAL SMALLCAP ACCOUNT

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved the following proposal:
• acquisition of the assets of the International SmallCap Account to be acquired by the Diversified International
Account.
This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable
Contracts Funds, Inc. tentatively scheduled for July 2010. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date acquired Account shareholders in May
2010. If shareholders approve this proposal, the acquisition is expected to occur on or about July 16, 2010.

Objective: The Account seeks long-term growth of capital by investing in a portfolio of equity securities of companies established outside of the U.S.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	1.20%
Other Expenses	0.14
Total Annual Account Operating Expenses	1.34%
Expense Reimbursement	0.18
Total Annual Account Operating Expenses after Expense Reimbursement	1.16%

Principal has contractually agreed to limit the Account’s expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense, through the period ending April 30, 2011. The expense limits will maintain a total level of operating expenses, not including acquired fund fees and expenses or interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.16% for
Class 1 shares. The Board of the Fund may terminate the contractual agreement prior to April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
International SmallCap Account - Class 1	$118	$401	$711	$1,592

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 124.6% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal Investment Strategies
The Account invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Account invests at least 80% of its net assets in securities of companies similar in size to companies included in the MSCI World Ex-US Small Cap Index (as of the most recent calendar year end this range was between approximately $35.2 million and $3.9 billion). Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Account invests in securities of:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

The equity management philosophy of Principal Global Investors, LLC (“PGI”), the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals.
The Account may actively trade portfolio securities in an attempt to achieve its investment objective. The Account may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates, increased brokerage costs, and lower fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	28.08%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-26.46%

Average Annual Total Returns (%)
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
International SmallCap Account - Class 1	33.74%	4.10%	3.58%
MSCI World Ex US Small Cap Index (reflects no deduction for fees, expenses, or taxes)	50.82	3.87	N/A

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Brian W. Pattinson (since 2001), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

LARGECAP BLEND ACCOUNT II

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Total Annual Account Operating Expenses	0.76%	1.01%
Fee Waiver	0.02	0.02
Total Annual Account Operating Expenses after Fee Waiver	0.74%	0.99%

Principal has contractually agreed to limit the Account’s Management Fees through the period ending April 30, 2011.
The fee waiver will reduce the Account’s Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). The Board of the Fund may terminate the contractual agreement prior to April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
LargeCap Blend Account II - Class 1	$ 76	$240	$420	$ 940
LargeCap Blend Account II - Class 2	101	319	555	1,234

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 79.0% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Principal Investment Strategies
The Account pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of the most recent calendar year end, this range was between approximately $1.1 billion and $323.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. As a blend fund, the Account assets will be invested in equity securities with both growth and value characteristics.
Foreign stocks may also be purchased in keeping with Account objectives. The market capitalization of companies in the Account's portfolio and the S&P 500 Index will change over time, and the Account will not automatically sell or cease to purchase equity securities of a company it owns if the company's market capitalization falls outside of the index range.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) uses a disciplined portfolio construction process whereby it weights each sector and industry approximately the same as the S&P 500 Index. Within each sector and industry, the weighting of individual Account holdings can vary significantly from their weighting within the S&P 500 Index. T. Rowe
Price’s portfolio is constructed to outperform the S&P 500 Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively. T. Rowe Price equity analysts select stocks within industries where they have focused expertise. The analysts actively select stocks from the industries they cover, and determine the stocks’ weights within their industry-
specific portfolios, based on fundamental research, which considers various factors such as the quality of the business franchise, earnings growth potential of a company, and valuation.

ClearBridge Advisors, LLC (“ClearBridge”) seeks to construct an investment portfolio with a weighted average market capitalization similar to the S&P 500 Index. ClearBridge uses fundamental analysis to identify companies it views as high quality and to determine whether it believes the companies' equity securities are relatively over- or under-valued.
ClearBridge favors companies with above-average growth in dividend yields.

Principal Management Corporation invests between 10% and 40% of the Account's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the
Account's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Account compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Account's benchmark index.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.92%

Average Annual Total Returns (%)

			Life of Account
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	(05/01/2002)
LargeCap Blend Account II - Class 1 (inception 05/01/2002)	29.67%	1.01%	2.56%
LargeCap Blend Account II - Class 2 (inception 01/08/2007)	29.28	0.76	2.36
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46	0.42	2.46

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
ClearBridge Advisors, LLC
• Scott Glasser (since 2009), Senior Portfolio Manager and Managing Director
• Michael Kagan (since 2009), Senior Portfolio Manager and Managing Director

T. Rowe Price Associates, Inc.
• Anna M. Dopkin (since 2007), Vice President
• Ann M. Holcomb (since 2009), Vice President

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

LARGECAP GROWTH ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Total Annual Account Operating Expenses	0.69%	0.94%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
LargeCap Growth Account - Class 1	$70	$221	$384	$ 859
LargeCap Growth Account - Class 2	96	300	520	1,155

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 89.5% of the average value of its portfolio.

The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Account invests primarily in equity securities of large capitalization companies with strong earnings growth potential. Under normal circumstances, the Account invests at least 80% of its net assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell
1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and
$323.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Account invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. To meet its investment objective, the Account may invest in initial public offerings and foreign securities. This Account may be used as part of a fund of funds strategy.

Columbus Circle Investors (“CCI”) uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.79%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.99%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
LargeCap Growth Account - Class 1 (inception 05/02/1994)	27.01%	1.85%	-3.24%
LargeCap Growth Account - Class 2 (inception 01/08/2007)	26.80	1.60	-3.49
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21	1.63	-3.99

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Columbus Circle Investors
• Thomas J. Bisighini (since 2009), Senior Vice President/Co-Portfolio Manager
• Anthony Rizza (since 2005), Senior Managing Director/Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

LARGECAP GROWTH ACCOUNT I

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.78%
Other Expenses	0.01
Total Annual Account Operating Expenses	0.79%
Fee Waiver	0.02
Total Annual Account Operating Expenses after Fee Waiver	0.77%

Principal has contractually agreed to limit the Account’s Management Fees through the period ending April 30, 2011.
The fee waiver will reduce the Account’s Management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). The Board of the Fund may terminate the contractual agreement prior to April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
LargeCap Growth Account I - Class 1	$79	$250	$436	$975

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 87.8% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Account seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $323.7 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Account may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Account may invest in foreign securities. This Account may be used as part of a fund of funds strategy.

The market capitalization of companies in the Account’s portfolio and the Russell index will change over time, and the
Account will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. The Account may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain.

The portion of the portfolio sub-advised by Brown Investment Advisory Incorporated (“Brown”) will focus on an industry diversified but relatively concentrated portfolio of companies that seek to generate high, sustainable earnings growth rates over long periods of time. Brown will use its in-house research capabilities and other sources to identify companies that have the ability to grow revenue and/or earnings at above average rates over several years.

Brown may sell a stock or reduce its position in a stock if the stock subsequently fails to meet Brown’s initial investment criteria or violates the growth thesis, a better opportunity is found or if funds are needed for other purposes, or the stock becomes overvalued relative to the long-term expectation for the stock price.

In pursuing its investment objective, Brown may sell securities to secure gains, limit losses, or redeploy assets into a more promising opportunity. The Account may also increase or decrease exposure to a specific industry or broad segment of the market in an effort to protect the value of the overall portfolio.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. T. Rowe may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Management Corporation invests between 10% and 40% of the Account's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the
Account's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Account compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Account's benchmark index.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.90%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.69%

Average Annual Total Returns (%)
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
LargeCap Growth I - Class 1	52.71%	2.37%	-1.71%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21	1.63	-3.99

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Brown Investment Advisory Incorporated
• Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager

T. Rowe Price Associates, Inc.
• Robert W. Sharps, (since 2004), Vice President

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

LARGECAP S&P 500 INDEX ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.25%
Other Expenses	0.02
Total Annual Account Operating Expenses	0.27%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
LargeCap S&P 500 Index Account - Class 1	$28	$87	$152	$343

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 15.9% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in common stocks of companies that compose the S&P 500 Index. Principal Global Investors, LLC (“PGI”) attempts to mirror the investment performance of the Index by allocating the Account’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $1.1 billion and $323.7 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. The Account could purchase shares issued by an ETF to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities. This Account may be used as part of a fund of funds strategy.

The Account uses an indexing strategy or a passive investment approach designed to track the performance of the
S&P 500. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-
term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Account, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Account and Index performance may be affected by the Account’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Account shares.

Because of the difficulty and expense of executing relatively small stock trades, the Account may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Account’s portfolio may be weighted differently from the S&P 500, particularly if the Account has a small level of assets to invest. In addition, the Account’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Account. The Account is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Account if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Account if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Account’s assets. PGI may also elect to omit any S&P 500 stocks from the Account if such stocks are issued by an affiliated company.

NOTE: “Standard & Poor’s 500” and “S&P 500® ” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Account is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the Account.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund. If a sub-advisor’s investment strategies do not perform as expected, the Account could underperform other fund with similar investment objectives or lose money.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.01%

Average Annual Total Returns (%)
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
LargeCap S&P 500 Index - Class 1	26.31%	0.17%	-1.27%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46	0.42	-0.95

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Dirk Laschanzky (since 2003), Portfolio Manager
• Scott W. Smith (since 2007), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

LARGECAP VALUE ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.60%
Other Expenses	0.01
Total Annual Account Operating Expenses	0.61%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
LargeCap Value Account - Class 1	$62	$195	$340	$762

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 144.8% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies
The Account invests primarily in equity securities of large capitalization companies. Under normal circumstances, the
Account invests at least 80% of its net assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of the most recent calendar year end ranged between approximately $0.02 billion and $323.7 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Account invests in stocks that, in the opinion of Principal Global Investors, LLC ("PGI"), are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios
(P/E) and above average dividend yields relative to the overall market. Securities for the Account are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

The Account may actively trade portfolio securities in an attempt to achieve its investment objective. This Account may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates, increased brokerage costs, and lower fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.93%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.55%

Average Annual Total Returns (%)
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
LargeCap Value Account - Class 1	16.30%	-0.71%	0.99%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	19.69	-0.25	2.47

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Arild Holm (since 2007), Portfolio Manager
• Jeffrey A. Schwarte (since 2010), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

LARGECAP VALUE ACCOUNT III

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.75%
Other Expenses	0.01
Total Annual Account Operating Expenses	0.76%
Fee Waiver	0.01
Total Annual Account Operating Expenses after Fee Waiver	0.75%

Principal has contractually agreed to limit the Account’s Management Fees through the period ending April 30, 2011.
The fee waiver will reduce the Account’s Management Fees by 0.01% (expressed as a percent of average net assets on an annualized basis). The Board of the Fund may terminate the contractual agreement prior to April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
LargeCap Value Account III - Class 1	$77	$241	$421	$941

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 95.8% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in companies with large market capitalizations similar to companies in the Russell 1000 Value Index (approximately $0.02 billion to $323.7 billion as of the most recent calendar year end) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.The Account may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Account invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built
up. The Account may invest in securities of foreign companies and may be used as part of a fund of funds strategy.

AllianceBernstein L.P. (“AllianceBernstein”) invests primarily in undervalued equity securities of companies that it believes offer above-average potential for earnings growth. It seeks securities that exhibit low financial ratios and can be acquired for less than what AllianceBernstein believes is their intrinsic value or have an attractive price relative to the value of expected future dividends. These investments may include securities of companies that have not performed well in the recent past but are undergoing management, corporate, asset restructuring or other transitions.
Portfolio securities that have reached their intrinsic value or a target financial ratio will generally be sold.

Westwood Management Corp. (“Westwood”) generally invests in approximately 40-60 securities that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood may determine to sell a security that has reached a predetermined price target or if a change to a company's fundamentals negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Account’s target capitalization range.

Principal Management Corporation invests between 10% and 40% of the Account’s assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the
Account’s benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Account compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Account’s benchmark index.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-20.82%

Average Annual Total Returns (%)

			Life of Account
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	(05/01/2002)
LargeCap Value Account III - Class 1	19.80%	-2.63%	1.10%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	19.69	-0.25	3.03

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
AllianceBernstein L.P.
•	Christopher W. Marx (since 2006), Senior Portfolio Manager
•	Joseph Gerard Paul (since 2009), Co-CIO -- US Large Cap Value Equities; CIO--North American Value
Equities; Global Head--Diversified Value Services
•	John D. Phillips, Jr. (since 2002), Senior Portfolio Manager
•	David Yuen (since 2009), Co-CIO and Director of Research--US Value Equities; CIO--Advanced Value Fund

Westwood Management Corp.
•	Susan M. Byrne (since 2008), Chairman and Chief Investment Officer
•	Mark R. Freeman (since 2008), Senior Vice President and Portfolio Manager
•	Scott D. Lawson (since 2008), Vice President and Senior Research Analyst
•	Jay K. Singhania (since 2008), Vice President and Research Analyst
•	Kellie R. Stark (since 2008), Executive Vice President and Associate Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

MIDCAP BLEND ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.02	0.02
Total Annual Account Operating Expenses	0.61%	0.86%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
MidCap Blend Account - Class 1	$62	$195	$340	$ 762
MidCap Blend Account - Class 2	88	274	477	1,061

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 25.4% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal Investment Strategies
The Account invests primarily in equity securities of medium capitalization companies. Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with medium market capitalizations
(those with market capitalizations similar to companies in the Russell Midcap® Index (as of the most recent calendar year end, this range was between approximately $0.03 billion and $15.5 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, Principal Global Investors, LLC (“PGI”) looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Account, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research. PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage.

The Account may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. The Account may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	18.19%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.92%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
MidCap Blend Account - Class 1 (inception 12/18/1987)	33.76%	3.83%	6.63%
MidCap Blend Account - Class 2 (inception 09/09/2009)	33.44	3.53	6.34
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	40.48	2.43	4.98

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• K. William Nolin (since 2000), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

MIDCAP GROWTH ACCOUNT I

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved the following proposal:
• acquisition of the assets of the MidCap Growth Account I to be acquired by the MidCap Blend Account.
This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable
Contracts Funds, Inc. tentatively scheduled for July 2010. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date acquired Account shareholders in May
2010. If shareholders approve this proposal, the acquisition is expected to occur on or about July 16, 2010.

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.90%
Other Expenses	0.02
Total Annual Account Operating Expenses	0.92%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
MidCap Growth Account I - Class 1	$94	$293	$509	$1,131

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 79.8% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Principal Investment Strategies
Under normal market conditions, the Account invests at least 80% of its net assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap®
Growth Index (as of the most recent calendar year end, this range was between approximately $0.03 billion and
$15.5 billion)) at the time of purchase. In the view of the sub-advisor, Mellon Capital Management Corporation
(“Mellon Capital”), many medium-sized companies:
• are in fast growing industries,
• offer superior earnings growth potential, and
• are characterized by strong balance sheets and high returns on equity.
The Account may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Account may invest in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Capital uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings “buy,” “sell,” or “hold.” The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition,
Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

The Account may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	24.12%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-25.25%

Average Annual Total Returns (%)
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
MidCap Growth Account I - Class 1	35.15%	1.90%	1.35%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	46.29	2.40	-0.52

Management

Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Mellon Capital Management Corporation
• Ronald P. Gala (since 2009), Director, Senior Portfolio Manager, Active Equity Strategies
• Adam T. Logan (since 2005), Vice President and Senior Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

MIDCAP VALUE ACCOUNT II

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved the following proposal:
• acquisition of the assets of the MidCap Value Account II to be acquired by the MidCap Blend Account.
This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable
Contracts Funds, Inc. tentatively scheduled for July 2010. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date acquired Account shareholders in May
2010. If shareholders approve this proposal, the acquisition is expected to occur on or about July 16, 2010.

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	1.05%
Other Expenses	0.01
Acquired Fund Fees and Expenses	0.01
Total Annual Account Operating Expenses	1.07%
Expense Reimbursement	0.05
Total Annual Account Operating Expenses after Expense Reimbursement	1.02%

Principal has contractually agreed to limit the Account’s expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense, through the period ending April 30, 2011. The expense limits will maintain a total level of operating expenses, not including acquired fund fees and expenses or interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.01% for
Class 1 shares. The Board of the Fund may terminate the contractual agreement prior to April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
MidCap Value Account II - Class 1	$104	$344	$584	$1,300

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 164.4% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Principal Investment Strategies
The Account invests primarily in common stocks of medium capitalization companies. Under normal circumstances, the Account invests at least 80% of its net assets in common stocks of companies with a medium market capitalization
(those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of the most recent calendar year end, this range was between approximately $0.03 billion and $13.9 billion)) at the time of purchase.
Market capitalization is defined as total current market value of a company’s outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Account may invest in securities of foreign companies. The Account may invest in real estate investment trusts in an attempt to achieve its investment objective. The Account may actively trade portfolio securities in an attempt to achieve its investment objective.

Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) selects stocks by using a value oriented investment approach and using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates, increased brokerage costs, and lower fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	27.39%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.07%

Average Annual Total Returns (%)
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
MidCap Value Account II - Class 1	34.13%	-1.39%	6.02%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	34.21	1.98	7.58

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Jacobs Levy Equity Management, Inc.
• Bruce Jacobs (since 2006), Co-Chief Investment Officer, Portfolio Manager, and Co-Director of Research
• Ken Levy (since 2006), Co-Chief Investment Officer, Portfolio Manager, and Co-Director of Research

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

MONEY MARKET ACCOUNT

Objective: The Account seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.41%	0.41%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.04	0.04
Acquired Fund Fees and Expenses	0.02	0.02
Total Annual Account Operating Expenses	0.47%	0.72%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Money Market Account - Class 1	$48	$151	$263	$591
Money Market Account - Class 2	74	230	401	894

Investor Profile: The Account may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk. As with all mutual funds, the value of the Account’s assets may rise or fall. Although the Account seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Account. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Investment Strategies
The Account invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which Principal Global Investors, LLC (“PGI”) believes present minimal credit risks. At the time the Account purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Account maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Account may sell a security before it matures:
• to take advantage of market variations;
• to generate cash to cover sales of Account shares by its shareholders; or
• upon revised credit opinions of the security’s issuer.

The sale of a security by the Account before maturity may not be in the best interest of the Account. The sale of portfolio securities usually results in a taxable event.

It is the policy of the Account to be as fully invested as possible to maximize current income. Securities in which the
Account invests include:
• securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
• securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
• bank obligations including:
• certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank;
or,
• bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
• commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
• corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Account has
397 days or less remaining to maturity;
• repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week)
but may also have a longer maturity; and
• taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Account are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or
Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Account’s assets may rise or fall. Although the Account seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Account. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘00	1.56%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘09	0.00%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Money Market Account - Class 1 (inception 03/18/1983)	0.22%	3.01%	2.80%
Money Market Account - Class 2 (inception 01/08/2007)	0.18	2.76	2.49
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no
deduction for fees, expenses, or taxes)	0.23	3.09	3.02

To obtain the Account’s current yield information, call 1-800-852-4450

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Tracy Reeg (since 2004), Portfolio Manager
• Alice Robertson (since 2000), Trader

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

MORTGAGE SECURITIES ACCOUNT

Objective: The Account seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Total Annual Account Operating Expenses	0.50%	0.75%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Mortgage Securities Account - Class 1	$51	$160	$280	$628
Mortgage Securities Account - Class 2	77	240	417	930

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 22.4% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Account invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The
Account may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Account invests at least 80% of its net assets in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-
backed securities, including repurchase agreements. The Account focuses on the mortgage-backed securities sector.
The Account may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The
Account may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Account invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Account also invests in Treasury and Agency securities primarily for duration and liquidity management purposes. This Account may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. On March 1, 2004, the investment policies of the predecessor Fund were modified. As a result, the predecessor Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘01	4.24%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	-1.26%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Mortgage Securities Account - Class 1 (inception 05/06/1993)	6.47%	4.88%	5.65%
Mortgage Securities Account - Class 2 (inception 11/06/2001)	6.21	4.60	5.38
Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.76	5.81	6.50

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Scott J. Peterson (since 2010), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

PRINCIPAL CAPITAL APPRECIATION ACCOUNT (F/K/A WEST COAST EQUITY ACCOUNT)

Objective: The Account seeks to provide long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.62%	0.62%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.02	0.02
Total Annual Account Operating Expenses	0.64%	0.89%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Principal Capital Appreciation Account - Class 1	$65	$205	$357	$ 798
Principal Capital Appreciation Account - Class 2	91	284	493	1,096

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 23.6% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below investment grade bonds and REIT securities.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of small, medium, and large capitalization companies.

The Account may invest up to 20% of its assets in both real estate investment trust ("REIT") securities and below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s). The Account may invest in securities of foreign issuers. This Account may be used as part of a fund of funds strategy.

In selecting investments for the Account, Edge Asset Management, Inc. (“Edge”) selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘01	30.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-25.94%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Principal Capital Appreciation Account - Class 1 (inception 04/28/1998)	29.82%	2.73%	5.01%
Principal Capital Appreciation Account - Class 2 (inception 11/06/2001)	29.54	2.47	4.76
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34	0.76	-0.20

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Philip M. Foreman (since 2002), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

PRINCIPAL LIFETIME 2010 ACCOUNT

Objective: The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees(1)	0.03%
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.63
Total Annual Account Operating Expenses	0.67%
(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund’s Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2010 Account - Class 1	$68	$214	$373	$835

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 29.3% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts, Inc. (“PVC”) Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management
Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Account’s strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the
Account must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Account’s underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this
Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The MSCI Index NDTR D is used to show international stock performance. Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31,
2010, the weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000 Index, 13.7% MSCI
EAFE NDTR-D Index, and 47.5% Barclays Capital Aggregate Bond Index.

The Investment Advisor believes the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Account’s investment philosophy than the Russell 3000 Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	14.48%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-17.06%

Average Annual Total Returns (%)

			Life of Account
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	(08/30/2004)
Principal LifeTime 2010 - Class 1	25.07%	1.25%	2.87%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93	4.97	4.97
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34	0.76	2.79
MSCI EAFE (Europe, Australia, Far East) NDTR D (reflects no deduction for fees,
expenses, or taxes)	31.78	3.54	6.56
Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	18.41	2.54	4.27

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James Fennessey (since 2007), Vice President
• Michael P. Finnegan (since 2007), Chief Investment Officer
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

PRINCIPAL LIFETIME 2020 ACCOUNT

Objective: The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees (1)	0.03%
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.67
Total Annual Account Operating Expenses	0.71%
(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund’s Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2020 Account - Class 1	$73	$227	$395	$883

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 20.7% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”)
Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the
Account must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this
Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI Index NDTR D is used to show international stock performance. Performance of a blended index shows how the Account’s performance companies to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal Lifetime
2020 Blended Index were 49.0% Russell 3000 Index, 18.5% MSCI EAFE NDTR-D Index, and 32.5% Barclays Capital
Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.15%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-18.82%

Average Annual Total Returns (%)

			Life of Account
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	(08/30/2004)
Principal LifeTime 2020 - Class 1	27.49%	1.60%	3.43%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34	0.76	2.79
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93	4.97	4.97
MSCI EAFE (Europe, Australia, Far East) Index NDTR D (reflects no deduction for fees,
expenses, or taxes)	31.78	3.54	6.56
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	21.91	2.24	4.29

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James Fennessey (since 2007), Vice President
• Michael P. Finnegan (since 2007), Chief Investment Officer
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

PRINCIPAL LIFETIME 2030 ACCOUNT

Objective: The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees(1)	0.03%
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.71
Total Annual Account Operating Expenses	0.75%
(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund’s Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2030 Account - Class 1	$77	$240	$417	$930

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 8.3% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”)
Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the
Account must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this
Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI Index NDTR D is used to show international stock performance. The Barclays Capital Aggregate Bond
Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime
2030 Blended Index were 55.8% Russell 3000 Index, 21.7% MSCI EAFE NDTR-D Index, and 22.5% Barclays Capital
Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.66%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-20.20%

Average Annual Total Returns (%)

			Life of Account
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	(08/30/2004)
Principal LifeTime 2030 - Class 1	28.22%	1.15%	3.00%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34	0.76	2.79
MSCI EAFE (Europe, Australia, Far East) Index NDTR D (reflects no deduction for fees,
expenses, or taxes)	31.78	3.54	6.56
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93	4.97	4.97
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	24.25	1.84	4.07

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James Fennessey (since 2007), Vice President
• Michael P. Finnegan (since 2007), Chief Investment Officer
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

PRINCIPAL LIFETIME 2040 ACCOUNT

Objective: The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees(1)	0.03%
Other Expenses	0.03
Acquired Fund (Underlying Fund) Operating Expenses	0.72
Total Annual Account Operating Expenses	0.78%
(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund’s Management Fees were reduced to 0.03%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2040 Account - Class 1	$80	$249	$433	$966

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 18.6% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”)
Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the
Account must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this
Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI Index NDTR D is used to show international stock performance. The Barclays Capital Aggregate Bond
Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime
2040 Blended Index were 60.6% Russell 3000 Index, 24.4% MSCI EAFE NDTR-D Index, and 15.0% Barclays Capital
Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.52%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.31%

Average Annual Total Returns (%)

			Life of Account
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	(08/30/2004)
Principal LifeTime 2040 - Class 1	29.55%	1.06%	3.12%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34	0.76	2.79
MSCI EAFE (Europe, Australia, Far East) Index NDTR D (reflects no deduction for fees,
expenses, or taxes)	31.78	3.54	6.56
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93	4.97	4.97
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	25.98	1.61	4.01

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James Fennessey (since 2007), Vice President
• Michael P. Finnegan (since 2007), Chief Investment Officer
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

PRINCIPAL LIFETIME 2050 ACCOUNT

Objective: The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees(1)	0.03%
Other Expenses	0.04
Acquired Fund (Underlying Fund) Operating Expenses	0.73
Total Annual Account Operating Expenses	0.80%
(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund’s Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2050 Account - Class 1	$82	$255	$444	$990

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 16.8% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”)
Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the
Account must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this
Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI Index NDTR D is used to show international stock performance. The Barclays Capital Aggregate Bond
Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime
2050 Blended Index were 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital
Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.92%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.08%

Average Annual Total Returns (%)

			Life of Account
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	(08/30/2004)
Principal LifeTime 2050 - Class 1	30.04%	0.98%	3.04%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34	0.76	2.79
MSCI EAFE (Europe, Australia, Far East) Index NDTR D (reflects no deduction for fees,
expenses, or taxes)	31.78	3.54	6.56
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93	4.97	4.97
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	27.10	1.66	4.20

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
•	James Fennessey (since 2007), Vice President
•	Michael P. Finnegan (since 2007), Chief Investment Officer
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Tim Dunbar (since 2008), Executive Director and Head of Equities
•	Dirk Laschanzky (since 2001), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT

Objective: The Account seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees(1)	0.03%
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.56
Total Annual Account Operating Expenses	0.60%
(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund’s Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Principal LifeTime Strategic Income Account - Class 1	$61	$192	$335	$750

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 36.6% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”)
Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the
Account must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this
Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The MSCI Index NDTR D is used to show international stock performance. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective
March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000
Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index.

The Manager and portfolio manager believe the Barclays Capital Aggregate Bond Index is a better representation of the universe of investment choices open to the Account under its investment philosophy than the Russell 3000 Index.
The Russell 3000 Index is also shown.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.25%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-12.55%

Average Annual Total Returns (%)

			Life of Account
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	(08/30/2004)
Principal LifeTime Strategic Income - Class 1	18.95%	1.36%	2.69%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93	4.97	4.97
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34	0.76	2.79
MSCI EAFE (Europe, Australia, Far East) Index NDTR D (reflects no deduction for fees,
expenses, or taxes)	31.78	3.54	6.56
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees,
expenses, or taxes)	11.80	4.26	5.28

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James Fennessey (since 2007), Vice President
• Michael P. Finnegan (since 2007), Chief Investment Officer
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

REAL ESTATE SECURITIES ACCOUNT

Objective: The Account seeks to generate a total return.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Total Annual Account Operating Expenses	0.90%	1.15%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Real Estate Securities Account - Class 1	$ 92	$287	$498	$1,108
Real Estate Securities Account - Class 2	117	365	633	1,398

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 59.9% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Account’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies (“real estate companies”) include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Account may invest up to 10% of its assets in fixed income securities issued by real estate companies. The Account will invest in equity securities of small, medium, and large capitalization companies. The Account may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
• equity REITs, which primarily own property and generate revenue from rental income;
• mortgage REITs, which invest in real estate mortgages; and
• hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Account, Principal-REI focuses on equity REITs.

The Account may invest in securities of real estate companies. The Account is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Account is subject to non-diversification risk. This Account may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	33.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-34.16%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Real Estate Securities Account - Class 1 (inception 05/01/1998)	28.92%	2.43%	12.45%
Real Estate Securities Account - Class 2 (inception 01/08/2007)	28.69	2.19	12.21
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.61	0.23	10.43

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Kelly D. Rush (since 2000), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

SHORT-TERM BOND ACCOUNT

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved the following proposal:
• acquisition of the assets of the Short-Term Bond Account to be acquired by the Short-Term Income Account.
This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable
Contracts Funds, Inc. tentatively scheduled for July 2010. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date acquired Account shareholders in May
2010. If shareholders approve this proposal, the acquisition is expected to occur on or about July 16, 2010.

Objective: The Account seeks to provide current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.49%
Other Expenses	0.01
Total Annual Account Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Short-Term Bond Account - Class 1	$51	$160	$280	$628

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 69.3% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Account invests primarily in short-term fixed-income securities. Under normal circumstances, the Account maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Account’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of Principal Global Investors, LLC (“PGI”) regarding the likelihood of the security being called or prepaid. The Account considers the term “bond” to mean any debt security.
Under normal circumstances, it invests at least 80% of its net assets in the following types of securities rated, at the time of purchase, BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors
Service, Inc. ("Moody's"):
• securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
• debt securities of U.S. issuers; and
• mortgage-backed securities representing an interest in a pool of mortgage loans.

The Account may invest in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s).

The Account may invest in Eurodollar and Yankee Obligations and foreign securities. The Account may invest in asset-backed securities. The Account may enter into dollar roll transactions, which may involve leverage. The Account may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Account, replacing more traditional direct investments, or obtaining exposure to certain markets.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	5.00%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-6.30%

	Average Annual Total Returns (%)

			Life of Account
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	(05/01/2003)
Short-Term Bond Account - Class 1	10.22%	1.30%	1.29%
Barclays Capital MF (1-3) US Government Credit Index (reflects no
deduction for fees, expenses, or taxes)	3.82	4.32	3.65

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Craig Dawson (since 2005), Portfolio Manager
• Timothy R. Warrick (since 2009), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

SHORT-TERM INCOME ACCOUNT

Objective: The Account seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Total Annual Account Operating Expenses	0.51%	0.76%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Short-Term Income Account - Class 1	$52	$164	$285	$640
Short-Term Income Account - Class 2	78	243	422	942

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 24.6% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Account invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor’s Rating Service or Baa3 or higher by Moody’s Investors Service, Inc. or, if unrated, in the opinion of Edge Asset Management, Inc. (“Edge”) of comparable quality. Under normal circumstances, the Account maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Account’s investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Account may invest in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks.
The Account may invest in preferred securities. The Account may enter into dollar roll transactions, which may involve leverage. The Account may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Account, replacing more traditional direct investments, or obtaining exposure to certain markets. This Account may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	3.23%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-2.03%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Short-Term Income Account - Class 1 (inception 01/12/1994)	9.94%	3.96%	4.99%
Short-Term Income Account - Class 2 (inception 11/06/2001)	9.81	3.70	4.71
Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no
deduction for fees, expenses, or taxes)	11.04	4.73	5.50

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Scott J. Peterson (since 2010), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

SMALLCAP BLEND ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.85%
Other Expenses	0.03
Acquired Fund Fees and Expenses	0.07
Total Annual Account Operating Expenses	0.95%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
SmallCap Blend Account - Class 1	$97	$303	$525	$1,166

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 87.5% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
The Account invests primarily in equity securities of small capitalization companies. Under normal circumstances, the
Account invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $5.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, Principal Global Investors (“PGI”) looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Account, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	25.67%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-26.33%

Average Annual Total Returns (%)
For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
SmallCap Blend Account - Class 1	22.18%	-1.06%	0.22%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	27.17	0.51	3.51

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2006), Portfolio Manager
• Phil Nordhus (since 2006), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

SMALLCAP GROWTH ACCOUNT II

Objective: The Account seeks long-term growth of capital

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.03	0.03
Total Annual Account Operating Expenses	1.03%	1.28%
Fee Waiver	0.02	0.02
Total Annual Account Operating Expenses after Fee Waiver	1.01%	1.26%

Principal has contractually agreed to limit the Account’s Management Fees through the period ending April 30, 2011.
The fee waiver will reduce the Account’s Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). The Board of the Fund may terminate the contractual agreement prior to April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
SmallCap Growth Account II - Class 1	$103	$325	$566	$1,257
SmallCap Growth Account II - Class 2	128	403	700	1,543

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 134.6% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Account pursues its investment objective by investing primarily in equity securities. Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with small market capitalizations
(those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $5.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Account invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Account may invest in securities of foreign companies. The Account may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. This Account may be used as part of a fund of funds strategy. The Account may actively trade portfolio securities in an attempt to achieve its investment objective.

Utilizing fundamental analysis, Emerald Advisers, Inc. (“Emerald”) seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex Investment Management Company, LLC (“Essex”) selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential.
Ordinarily, the Account will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential.
Ordinarily, the Account will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

Principal Management Corporation invests between 10% and 40% of the Account's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the
Account's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Account compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Account's benchmark index.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates, increased brokerage costs, and lower fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	28.33%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-37.66%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
SmallCap Growth Account II - Class 1 (inception 05/01/1998)	31.74%	-1.10%	-6.96%
SmallCap Growth Account II - Class 2 (inception 01/08/2007)	31.28	-1.37	-7.22
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or
taxes)	34.47	0.87	-1.37

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Emerald Advisers, Inc.
• Joseph W. Garner (since 2005), Portfolio Manager and Director of Research
• Kenneth G. Mertz II (since 1992), Portfolio Manager, Chief Investment Officer, and President
• Peter J. Niedland (since 2009), Portfolio Manager
• Stacey L. Sears (since 2002), Portfolio Manager and Senior Vice President

Essex Investment Management Company, LLC
• Nancy B. Prial (since 2006), Portfolio Manager and Senior Principal

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

SMALLCAP VALUE ACCOUNT I

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	1.09%	1.09%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Acquired Fund Fees and Expenses	0.06	0.06
Total Annual Account Operating Expenses	1.16%	1.41%
Fee Waiver and Expense Reimbursement	0.11	0.11
Total Annual Account Operating Expenses after Fee Waiver and Expense Reimbursement	1.05%	1.30%

Principal has contractually agreed to limit the Account’s Management Fees through the period ending April 30, 2011.
The fee waiver will reduce the Account’s Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). The Board of the Fund may terminate the contractual agreement prior to April 30, 2011.

Principal has contractually agreed to limit the Account’s expenses attributable to Class 1 and Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense and Acquired Fund Fees and
Expenses, through the period ending April 30, 2011. The expense limits will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses or interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.99% for Class 1 shares and 1.24% for Class 2 shares. The Board of the Fund may terminate the contractual agreement prior to April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
SmallCap Value Account I - Class 1	$107	$354	$624	$1,396
SmallCap Value Account I - Class 2	132	432	757	1,678

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 75.9% of the average value of its portfolio.

Investor Profile: The Account may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Principal Investment Strategies
The Account invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.
Under normal conditions, the Account invests at least 80% of its net assets in equity securities of such companies.
The Account invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Account’s assets may be invested in foreign securities. The Account may invest in real estate investment trusts in an attempt to achieve its investment objective. The Account may also purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. This Account may be used as part of a fund of funds strategy.

J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) uses a combination of quantitative and fundamental research, and then implements a disciplined portfolio construction process to build a portfolio. It seeks to enhance returns and reduce the volatility in the value of the Account relative to that of the U.S. small company value universe, represented by the Russell 2000® Value Index. J.P. Morgan continuously screens the small company universe to identify those companies that exhibit favorable valuation and momentum factor rankings. J.P. Morgan ranks these companies within economic sectors according to their relative attractiveness. J.P. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Under normal market conditions, the portion of the Account sub-advised by J.P. Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.

In selecting investments for the Account, Mellon Capital Management Corporation (“Mellon Capital”) uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in valuation metrics, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, Mellon Capital selects stocks on a company-by-company basis.
To ensure ample diversification, the portion of the Account’s assets managed by Mellon Capital are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Principal Management Corporation invests between 10% and 40% of the Account's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the
Account's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Account compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Account's benchmark index.

Principal Risks
The value of your investment in the Account changes with the value of the Account’s investments. Many factors affect that value, and it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	23.76%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.12%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
SmallCap Value Account I - Class 1 (inception 05/01/1998)	16.20%	-2.01%	7.22%
SmallCap Value Account I - Class 2 (inception 01/08/2007)	15.88	-2.24	7.00
Russell 2000 Value Index (reflects no deduction for fees, expenses, or
taxes)	20.58	-0.01	8.27

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
J.P. Morgan Investment Management, Inc.
• Christopher T. Blum (since 2002), Managing Director, Chief Investment Officer of the U.S. Behavioral Finance
Group
• Dennis S. Ruhl (since 2005), Managing Director, head of the U.S. Behavioral Finance Small Cap Equity Group

Mellon Capital Management Corporation
• Ronald P. Gala (since 2002), Director, Senior Portfolio Manager, Active Equity Strategies
• Peter D. Goslin (since 2005), Vice President, Senior Portfolio Manager, Active Equity Strategies

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Objective: The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.59	0.59
Total Annual Account Operating Expenses	0.84%	1.09%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Flexible Income Portfolio - Class 1	$ 86	$268	$466	$1,037
Flexible Income Portfolio - Class 2	111	347	601	1,329

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 20.1% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• invests up to 40% of its assets in any single fixed-income fund as well as cash equivalents
• generally invests no more than 30% of its net assets in equity funds
• may invest up to 30% of its assets in any single equity fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Portfolio may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Portfolio, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S.
government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by
Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to (risks inherent in the underlying funds, in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to (risks inherent in the underlying funds, in alphabetical order):

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject to (risks inherent in the fund of funds, in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Each of the SAM Portfolios is subject to (risks inherent in the underlying funds, in alphabetical order):

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. The predecessor fund’s performance in 1999 benefited from the agreement of Edge and its affiliates to limit the fund’s expenses. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 25/75 are 25% S&P 500
Index are 75% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.44%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-6.95%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
SAM Flexible Income Portfolio - Class 1 (inception 09/09/1997)	19.95%	3.93%	5.18%
SAM Flexible Income Portfolio - Class 2 (inception 11/06/2001)	19.63	3.66	4.92
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,
expenses, or taxes)	5.93	4.97	6.33
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46	0.42	-0.95
Capital Benchmark (25/75) (reflects no deduction for fees, expenses or
taxes)	11.16	4.05	4.74

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charlie D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other
Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.63	0.63
Total Annual Account Operating Expenses	0.88%	1.13%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Conservative Balanced Portfolio - Class 1	$ 90	$281	$488	$1,084
Conservative Balanced Portfolio - Class 2	115	359	622	1,375

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 9.1% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds
• may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents
• may invest up to 30% of its assets in any single equity fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Portfolio may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Portfolio, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S.
government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by
Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to (risks inherent in the underlying funds, in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to (risks inherent in the underlying funds, in alphabetical order):

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Each of the SAM Portfolios is subject to (risks inherent in the fund of funds, in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Each of the SAM Portfolios is subject to (risks inherent in the underlying funds, in alphabetical order):

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Effective August 1, 2000, the investment objective and policies of the predecessor fund changed. Accordingly, the performance of the predecessor fund shown above may not reflect what the predecessor fund’s performance would have been under its current investment objective and policies. The predecessor fund’s performance between 1999 and 2003 benefited from the agreement of Edge and its affiliates to limit the predecessor fund’s expenses. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 40/60 are 40% S&P 500
Index and 60% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	11.00%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-10.39%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
SAM Conservative Balanced Portfolio - Class 1 (inception 04/23/1998)	21.15%	3.68%	4.79%
SAM Conservative Balanced Portfolio - Class 2 (inception 11/06/2001)	20.72	3.41	4.52
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93	4.97	6.33
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46	0.42	-0.95
Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	14.27	3.43	3.71

Management
Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charlie D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.67	0.67
Total Annual Account Operating Expenses	0.92%	1.17%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Balanced Portfolio - Class 1	$ 94	$293	$509	$1,131
Balanced Portfolio - Class 2	119	372	644	1,420

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 3.2% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed-income funds and cash equivalents
• may invest up to 30% of its assets in any single equity fund
• may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Portfolio may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Portfolio, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S.
government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by
Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to (risks inherent in the underlying funds, in alphabetical order):

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolio to (risks inherent in the underlying funds, in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to (risks inherent in the fund of funds, in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Each of the SAM Portfolios is subject to (risks inherent in the underlying funds, in alphabetical order):

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account’s performance from year to year and by showing how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for
Capital Benchmark 60/40 are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	13.21%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-14.58%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
SAM Balanced Portfolio - Class 1 (inception 06/03/1997)	23.84%	3.10%	3.75%
SAM Balanced Portfolio - Class 2 (inception 11/06/2001)	23.63	2.85	3.50
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46	0.42	-0.95
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,
expenses, or taxes)	5.93	4.97	6.33
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or
taxes)	18.40	2.52	2.25

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charlie D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Objective: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.71	0.71
Total Annual Account Operating Expenses	0.96%	1.21%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Conservative Growth Portfolio - Class 1	$ 98	$306	$531	$1,178
Conservative Growth Portfolio - Class 2	123	384	665	1,466

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 12.0% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• generally invests at least 60% of its net assets in equity funds
• may invest up to 40% of its assets in any single equity fund
• may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Portfolio may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Portfolio, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S.
government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by
Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to (risks inherent in the underlying funds, in alphabetical order):

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to (risks inherent in the underlying funds, in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to (risks inherent in the fund of funds, in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Each of the SAM Portfolios is subject to (risks inherent in the underlying funds, in alphabetical order):

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account’s performance from year to year and by showing how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for
Capital Benchmark 80/20 are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	14.61%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.24%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
SAM Conservative Growth Portfolio - Class 1 (inception 06/03/1997)	25.70%	1.99%	2.35%
SAM Conservative Growth Portfolio - Class 2 (inception 11/06/2001)	25.35	1.72	2.10
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46	0.42	-0.95
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,
expenses, or taxes)	5.93	4.97	6.33
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or
taxes)	22.47	1.52	0.70

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charlie D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Objective: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.02	0.02
Acquired Fund (Underlying Fund) Operating Expenses	0.74	0.74
Total Annual Account Operating Expenses	0.99%	1.24%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Strategic Growth Portfolio - Class 1	$101	$315	$547	$1,213
Strategic Growth Portfolio - Class 2	126	393	681	1,500

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 8.1% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• generally invests at least 75% of its net assets in equity funds
• may invest up to 50% of its assets in any single equity fund
• may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Portfolio may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Portfolio, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S.
government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by
Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to (risks inherent in the underlying funds, in alphabetical order):

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to (risks inherent in the underlying funds, in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to (risks inherent in the fund of funds, in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Each of the SAM Portfolios is subject to (risks inherent in the underlying funds, in alphabetical order):

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Risk of Being an Underlying Fund. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account’s performance from year to year and by showing how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. The predecessor fund’s performance in 1999 benefited from the agreement of Edge and its affiliates to limit the predecessor fund’s expenses. Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The Investment Advisor and Sub-Advisor believe the S&P 500 Index is a better representation of the investment universe for this Account’s investment philosophy than the Barclays Capital Aggregate Bond Index or the Russell 3000
Index. The Barclays Capital Aggregate Bond Index shows performance of domestic taxable fixed-income securities.
The Russell 3000 Index shows performance of the largest 3000 US companies representing approximately 98% of the investable US equity market.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	16.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.38%

Average Annual Total Returns (%)

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
SAM Strategic Growth Portfolio - Class 1 (inception 06/03/1997)	27.45%	1.26%	1.38%
SAM Strategic Growth Portfolio - Class 2 (inception 11/06/2001)	27.04	1.00	1.14
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46	0.42	-0.95
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,
expenses, or taxes)	5.93	4.97	6.33
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34	0.76	-0.20

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charlie D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

ADDITIONAL INFORMATION
ABOUT INVESTMENT STRATEGIES AND RISKS

Each Account's investment objective is described in the summary description of each Account. The Board of Directors may change an Account's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Account. If there is a material change to the Account’s investment objective or investment strategies, you should consider whether the Account remains an appropriate investment for you. There is no guarantee that an Account will meet its objective.

Each Account is designed to be a portion of an investor's portfolio. None of the Accounts is intended to be a complete investment program. Investors should consider the risks of each Account before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Accounts.

Each Account is subject to risk of being an underlying fund to the extent that a fund of fund invests in the Account.

The following table lists the Accounts and identifies whether the strategies and risks discussed in this section are principal, non-principal, or not applicable to each Account. The risks described below for the Accounts that operate as fund of funds - Principal LifeTime Accounts, the Strategic Asset Management (“SAM”) Portfolios, the Diversified
Balanced Account, and the Diversified Growth Account - are risks at the fund of funds level. These Accounts are also subject to the risks of the underlying funds in which they invest. The Statement of Additional Information (“SAI”)
contains additional information about investment strategies and their related risks. The term “Account,” as used in this section, includes any of the investment portfolios of Principal Funds, Inc. in which the SAM Portfolios may invest from time to time at the discretion of Edge, the Sub-Advisor for the SAM Portfolios, the underlying funds of the Principal
LifeTime Accounts, or the underlying funds of the Diversified Balanced Account or the Diversified Growth Account.

BOND &
INVESTMENT STRATEGIES	ASSET		MORTGAGE	DIVERSIFIED	DIVERSIFIED	DIVERSIFIED
AND RISKS	ALLOCATION	BALANCED	SECURITIES	BALANCED	GROWTH	INTERNATIONAL
Bank Loans (also known as Senior Floating Rate	Non-principal	Non-principal	Non-principal	NA	NA	NA
Interests)
Convertible Securities	Non-principal	Non-principal	Non-principal	NA	NA	Non-principal
Counterparty Risk	Principal	Principal	Principal	NA	NA	Principal
Credit Risk	Principal	Principal	Principal	NA	NA	Non-principal
Derivatives	Principal	Principal	Principal	NA	NA	Principal
Equity Securities	Principal	Principal	NA	NA	NA	Principal
Exchange Traded Funds (ETFs)	Non-principal	Non-principal	Non-principal	NA	NA	Non-principal
Fixed-Income Securities	Principal	Principal	Principal	NA	NA	Non-principal
Foreign Investing	Principal	Non-principal	Principal	NA	NA	Principal
Fund of Funds	NA	NA	NA	Principal	Principal	NA
High Yield Securities	Principal	Principal	Principal	NA	NA	NA
Initial Public Offerings ("IPOs")	Principal	Non-principal	NA	NA	NA	Non-principal
Interest Rate Changes	Principal	Principal	Principal	NA	NA	NA
Liquidity Risk(1)	Non-principal	Non-principal	Non-principal	NA	NA	Non-principal
Management Risk(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Market Volatility(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Master Limited Partnerships	Non-principal	Non-principal	NA	NA	NA	Non-principal
Municipal Obligations and AMT-Subject Bonds	Non-principal	Non-principal	Non-principal	NA	NA	NA

BOND &
INVESTMENT STRATEGIES	ASSET		MORTGAGE	DIVERSIFIED	DIVERSIFIED	DIVERSIFIED
AND RISKS	ALLOCATION	BALANCED	SECURITIES	BALANCED	GROWTH	INTERNATIONAL
Real Estate Investment Trusts	Non-principal	Non-principal	Non-principal	NA	NA	Non-principal
Repurchase Agreements	Non-principal	Non-principal	Non-principal	NA	NA	Non-principal
Securities Lending Risk	Non-principal	Non-principal	Non-principal	NA	NA	Non-principal
Small and Medium Capitalization Companies	Principal	Principal	Non-principal	NA	NA	Principal
Temporary Defensive Measures	Non-principal	Non-principal	Non-principal	NA	NA	Non-principal
Underlying Funds	NA	NA	Principal	NA	NA	Principal

		GOVERNMENT &		INTERNATIONAL
INVESTMENT STRATEGIES	EQUITY	HIGH QUALITY		EMERGING	INTERNATIONAL	LARGECAP
AND RISKS	INCOME	BOND	INCOME	MARKETS	SMALLCAP	BLEND II
Bank Loans (also known as Senior Floating Rate	Non-principal	NA	Non-principal	NA	NA	NA
Interests)
Convertible Securities	Non-principal	NA	Non-principal	Non-principal	Non-principal	Non-principal
Counterparty Risk	Principal	Principal	Principal	Principal	Principal	Non-principal
Credit Risk	Principal	Principal	Principal	NA	NA	NA
Derivatives	Non-principal	Principal	Principal	Principal	Principal	NA
Equity Securities	Principal	NA	Non-principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-principal	NA	NA	Non-principal	Non-principal	Non-principal
Fixed-Income Securities	Principal	Principal	Principal	Non-principal	Non-principal	Non-principal
Foreign Investing	Principal	NA	Principal	Principal	Principal	Principal
Fund of Funds	NA	NA	NA	NA	NA	NA
High Yield Securities	Principal	NA	Principal	NA	NA	NA
Initial Public Offerings ("IPOs")	Non-principal	NA	NA	Non-principal	Non-principal	Non-principal
Interest Rate Changes	Principal	Principal	Principal	NA	NA	NA
Liquidity Risk(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Management Risk(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Market Volatility(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Master Limited Partnerships	Non-principal	NA	NA	Non-principal	Non-principal	Non-principal
Municipal Obligations and AMT-Subject Bonds	Non-principal	Non-principal	Non-principal	NA	NA	NA
Real Estate Investment Trusts	Principal	NA	Principal	Non-principal	Non-principal	Non-principal
Repurchase Agreements	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Securities Lending Risk	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Small and Medium Capitalization Companies	Principal	NA	Non-principal	Principal	Principal	Non-principal
Temporary Defensive Measures	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Underlying Funds	Principal	NA	Principal	Principal	NA	NA

INVESTMENT STRATEGIES	LARGECAP	LARGECAP	LARGECAP	LARGECAP	LARGECAP	MIDCAP
AND RISKS	GROWTH	GROWTH I	S&P 500 INDEX	VALUE	VALUE III	BLEND
Bank Loans (also known as Senior Floating Rate	NA	NA	NA	NA	NA	NA
Interests)
Convertible Securities	Non-principal	Non-principal	NA	Non-principal	Non-principal	Non-principal

INVESTMENT STRATEGIES	LARGECAP	LARGECAP	LARGECAP	LARGECAP	LARGECAP	MIDCAP
AND RISKS	GROWTH	GROWTH I	S&P 500 INDEX	VALUE	VALUE III	BLEND
Counterparty Risk	Non-principal	Non-principal	Principal	Non-principal	Non-principal	Non-principal
Credit Risk	NA	NA	NA	NA	NA	NA
Derivatives	Non-principal	Non-principal	Principal	Non-principal	Non-principal	Non-principal
Equity Securities	Principal	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-principal	Non-principal	Principal	Non-principal	Non-principal	Non-principal
Fixed-Income Securities	Non-principal	Non-principal	NA	Non-principal	Non-principal	Non-principal
Foreign Investing	Principal	Principal	Non-principal	Non-principal	Principal	Non-principal
Fund of Funds	NA	NA	NA	NA	NA	NA
High Yield Securities	NA	NA	NA	NA	NA	NA
Initial Public Offerings ("IPOs")	Principal	Non-principal	Non-principal	Non-principal	Non-principal	Principal
Interest Rate Changes	NA	NA	NA	NA	NA	NA
Liquidity Risk(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Management Risk(1)	Non-principal	Non-principal	NA	Non-principal	Non-principal	Non-principal
Market Volatility(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Master Limited Partnerships	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Municipal Obligations and AMT-Subject Bonds	NA	NA	NA	NA	NA	NA
Real Estate Investment Trusts	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Repurchase Agreements	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Securities Lending Risk	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Small and Medium Capitalization Companies	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Temporary Defensive Measures	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal	Principal

					PRINCIPAL	PRINCIPAL
INVESTMENT STRATEGIES	MIDCAP	MIDCAP	MONEY	MORTGAGE	CAPITAL	LIFETIME
AND RISKS	GROWTH I	VALUE II	MARKET	SECURITIES	APPRECIATION	2010
Bank Loans (also known as Senior Floating Rate	NA	NA	NA	NA	Non-principal	NA
Interests)
Convertible Securities	Non-principal	Non-principal	NA	NA	Non-principal	NA
Counterparty Risk	Non-principal	Non-principal	Principal	Principal	Principal	NA
Credit Risk	NA	NA	Principal	Principal	Principal	NA
Derivatives	Non-principal	Non-principal	NA	Principal	Non-principal	NA
Equity Securities	Principal	Principal	NA	NA	Principal	NA
Exchange Traded Funds (ETFs)	Non-principal	Non-principal	NA	NA	Non-principal	NA
Fixed-Income Securities	Non-principal	Non-principal	Principal	Principal	Principal	NA
Foreign Investing	Principal	Principal	Principal	NA	Principal	NA
Fund of Funds	NA	NA	NA	NA	NA	Principal
High Yield Securities	NA	NA	NA	NA	Principal	NA
Initial Public Offerings ("IPOs")	Principal	Non-principal	NA	NA	Non-principal	NA

					PRINCIPAL	PRINCIPAL
INVESTMENT STRATEGIES	MIDCAP	MIDCAP	MONEY	MORTGAGE	CAPITAL	LIFETIME
AND RISKS	GROWTH I	VALUE II	MARKET	SECURITIES	APPRECIATION	2010
Interest Rate Changes	NA	NA	Principal	Principal	Principal	NA
Liquidity Risk(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	NA
Management Risk(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Market Volatility(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Master Limited Partnerships	Non-principal	Non-principal	NA	NA	Non-principal	NA
Municipal Obligations and AMT-Subject Bonds	NA	NA	NA	Non-principal	Non-principal	NA
Real Estate Investment Trusts	Non-principal	Principal	NA	Non-principal	Principal	NA
Repurchase Agreements	Non-principal	Non-principal	Non-principal	Principal	Non-principal	NA
Securities Lending Risk	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	NA
Small and Medium Capitalization Companies	Principal	Principal	NA	NA	Principal	NA
Temporary Defensive Measures	Non-principal	Non-principal	NA	Non-principal	Non-principal	NA
Underlying Funds	Principal	NA	NA	Principal	Principal	NA

PRINCIPAL
	PRINCIPAL	PRINCIPAL	PRINCIPAL	PRINCIPAL	LIFETIME
INVESTMENT STRATEGIES	LIFETIME	LIFETIME	LIFETIME	LIFETIME	STRATEGIC	REAL ESTATE
AND RISKS	2020	2030	2040	2050	INCOME	SECURITIES
Bank Loans (also known as Senior Floating Rate	NA	NA	NA	NA	NA	Non-principal
Interests)
Convertible Securities	NA	NA	NA	NA	NA	Non-principal
Counterparty Risk	NA	NA	NA	NA	NA	Principal
Credit Risk	NA	NA	NA	NA	NA	Principal
Derivatives	NA	NA	NA	NA	NA	Non-principal
Equity Securities	NA	NA	NA	NA	NA	Principal
Exchange Traded Funds (ETFs)	NA	NA	NA	NA	NA	Non-principal
Fixed-Income Securities	NA	NA	NA	NA	NA	Principal
Foreign Investing	NA	NA	NA	NA	NA	Non-principal
Fund of Funds	Principal	Principal	Principal	Principal	Principal	NA
High Yield Securities	NA	NA	NA	NA	NA	Non-principal
Initial Public Offerings ("IPOs")	NA	NA	NA	NA	NA	Principal
Interest Rate Changes	NA	NA	NA	NA	NA	Principal
Liquidity Risk(1)	NA	NA	NA	NA	NA	Non-principal
Management Risk(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Market Volatility(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Master Limited Partnerships	NA	NA	NA	NA	NA	Non-principal
Municipal Obligations and AMT-Subject Bonds	NA	NA	NA	NA	NA	Non-principal
Real Estate Investment Trusts	NA	NA	NA	NA	NA	Principal
Repurchase Agreements	NA	NA	NA	NA	NA	Non-principal
Securities Lending Risk	NA	NA	NA	NA	NA	Non-principal
Small and Medium Capitalization Companies	NA	NA	NA	NA	NA	Principal

PRINCIPAL
	PRINCIPAL	PRINCIPAL	PRINCIPAL	PRINCIPAL	LIFETIME
INVESTMENT STRATEGIES	LIFETIME	LIFETIME	LIFETIME	LIFETIME	STRATEGIC	REAL ESTATE
AND RISKS	2020	2030	2040	2050	INCOME	SECURITIES
Temporary Defensive Measures	NA	NA	NA	NA	NA	Non-principal
Underlying Funds	NA	NA	NA	NA	NA	Principal

		SAM	SAM		SAM
INVESTMENT STRATEGIES	SAM	CONSERVATIVE	CONSERVATIVE	SAM FLEXIBLE	STRATEGIC	SHORT-TERM
AND RISKS	BALANCED	BALANCED	GROWTH	INCOME	GROWTH	BOND
Bank Loans (also known as Senior Floating Rate	NA	NA	NA	NA	NA	Non-principal
Interests)
Convertible Securities	NA	NA	NA	NA	NA	Non-principal
Counterparty Risk	NA	NA	NA	NA	NA	Principal
Credit Risk	NA	NA	NA	NA	NA	Principal
Derivatives	NA	NA	NA	NA	NA	Principal
Equity Securities	NA	NA	NA	NA	NA	NA
Exchange Traded Funds (ETFs)	NA	NA	NA	NA	NA	NA
Fixed-Income Securities	NA	NA	NA	NA	NA	Principal
Foreign Investing	NA	NA	NA	NA	NA	Principal
Fund of Funds	Principal	Principal	Principal	Principal	Principal	NA
High Yield Securities	NA	NA	NA	NA	NA	Principal
Initial Public Offerings ("IPOs")	NA	NA	NA	NA	NA	NA
Interest Rate Changes	NA	NA	NA	NA	NA	Principal
Liquidity Risk(1)	NA	NA	NA	NA	NA	Non-principal
Management Risk(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Market Volatility(1)	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Master Limited Partnerships	NA	NA	NA	NA	NA	NA
Municipal Obligations and AMT-Subject Bonds	NA	NA	NA	NA	NA	Non-principal
Real Estate Investment Trusts	NA	NA	NA	NA	NA	Principal
Repurchase Agreements	NA	NA	NA	NA	NA	Non-principal
Securities Lending Risk	NA	NA	NA	NA	NA	Non-principal
Small and Medium Capitalization Companies	NA	NA	NA	NA	NA	Non-principal
Temporary Defensive Measures	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal	Non-principal
Underlying Funds	NA	NA	NA	NA	NA	NA

INVESTMENT STRATEGIES	SHORT-TERM	SMALLCAP	SMALLCAP	SMALLCAP
AND RISKS	INCOME	BLEND	GROWTH II	VALUE I
Bank Loans (also known as Senior Floating Rate	NA	NA	NA	NA
Interests)
Convertible Securities	Non-principal	Non-principal	Non-principal	Non-principal
Counterparty Risk	Principal	Non-principal	Non-principal	Non-principal
Credit Risk	Principal	NA	NA	NA
Derivatives	Principal	Non-principal	Non-principal	Non-principal

INVESTMENT STRATEGIES	SHORT-TERM	SMALLCAP	SMALLCAP	SMALLCAP
AND RISKS	INCOME	BLEND	GROWTH II	VALUE I
Equity Securities	NA	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	NA	Non-principal	Non-principal	Non-principal
Fixed-Income Securities	Principal	Non-principal	Non-principal	Non-principal
Foreign Investing	Principal	Non-principal	Principal	Principal
Fund of Funds	NA	NA	NA	NA
High Yield Securities	Non-principal	NA	NA	NA
Initial Public Offerings ("IPOs")	NA	Principal	Principal	Principal
Interest Rate Changes	Principal	NA	NA	NA
Liquidity Risk(1)	Non-principal	Non-principal	Non-principal	Non-principal
Management Risk(1)	Non-principal	Non-principal	Non-principal	Non-principal
Market Volatility(1)	Non-principal	Non-principal	Non-principal	Non-principal
Master Limited Partnerships	NA	Non-principal	Non-principal	Non-principal
Municipal Obligations and AMT-Subject Bonds	Non-principal	NA	NA	NA
Real Estate Investment Trusts	Principal	Non-principal	Non-principal	Principal
Repurchase Agreements	Non-principal	Non-principal	Non-principal	Non-principal
Securities Lending Risk	Non-principal	Non-principal	Non-principal	Non-principal
Small and Medium Capitalization Companies	Non-principal	Principal	Principal	Principal
Temporary Defensive Measures	Non-principal	Non-principal	Non-principal	Non-principal
Underlying Funds	Principal	NA	Principal	Principal

(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Securities and Investment Practices
Market Volatility. The value of an Account’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Account’s investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the Account.

Equity Securities. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price) .
Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-Income Securities. Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay)
securities with high interest rates before their maturity dates; this is known as call risk. In this case, an Account would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the Account's income.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. To the extent that the mortgages underlying mortgage-backed securities are “sub-prime mortgages”
(mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Counterparty Risk. Counterparty risk is the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Management Risk
The performance of an Account that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the Account’s investment objective. The Accounts that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark. If a sub-
advisor's investment strategies do not perform as expected, the Account could underperform other funds with similar investment objectives or lose money.

Liquidity Risk
An Account is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the
Account’s ability to sell particular securities or close derivative positions at an advantageous price. Accounts with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Repurchase Agreements
Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Account sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by an Account collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Account holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Account bears a risk of loss. To minimize such risks, the Account enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Bank Loans (also known as Senior Floating Rate Interests)
Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-
investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered
Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

High Yield Securities
Accounts may invest in debt securities rated BB+ or lower by Standard & Poor’s Ratings Services or Ba1 or lower by
Moody’s or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative; such securities could be in default at time of purchase. The Principal Funds, Inc. High Yield Fund may invest all of its assets in these securities and will generally invest at least 80% of its assets in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of an Account to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Account were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, an Account may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which an Account could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Account’s shares.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by an Account, the Account may retain the security if the Manager or
Sub-Advisor thinks it is in the best interest of shareholders.

Real Estate Investment Trusts
Accounts may invest in real estate investment trust securities, herein referred to as “REITs.” REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity
REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Account will be subject to the REIT’s expenses, including management fees, and will remain subject to the Account’s advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Initial Public Offerings (“IPOs”)
An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some
IPOs may make it more difficult for an Account to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When the Account’s asset base is small, a significant portion of the Account’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Account. As the Account’s assets grow, the effect of the Account’s investments in IPOs on the Account’s performance probably will decline, which could reduce the Account’s performance. Because of the price volatility of IPO shares, an Account may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Account’s portfolio and lead to increased expenses to the Account, such as commissions and transaction costs. By selling IPO shares, the Account may realize taxable gains it will subsequently distribute to shareholders.

Municipal Obligations and AMT-Subject Bonds
The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax Considerations” for a discussion of the tax consequences of investing in the Accounts.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Account to purchase sufficient amounts of tax-exempt securities.

Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect an Account from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-
cost method of gaining exposure to a particular securities market without investing directly in those securities. The
Accounts may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. An Account will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the Account (denominated or generally quoted or currently convertible into the currency). The Accounts may enter into forward commitment agreements (not as a principal investment strategy), which call for the Account to purchase or sell a security on a future date at a fixed price.
Each of the Accounts may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, no Account may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Account or the reference currency relates to an eligible investment for the
Account.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If an Account’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Account’s investment, these techniques could result in a loss. These techniques may increase the volatility of an Account and may involve a small investment of cash relative to the magnitude of the risk assumed. The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than an Account’s initial investment; and
• the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Exchange Traded Funds (ETFs)
These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. An Account could purchase shares issued by an ETF to gain exposure to a portion of the
U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Account shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Convertible Securities
Convertible securities are fixed-income securities that an Account has the right to exchange for equity securities at a specified conversion price. The option allows the Account to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Account may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Account could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Account to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

An Account treats convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. An Account may invest in convertible securities without regard to their ratings.

Foreign Investing
For the purpose of this restriction, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on
U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Account assets is not invested and earning no return. If an Account is unable to make intended security purchases due to settlement problems, the Account may miss attractive investment opportunities. In addition, an Account may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect an Account’s investments in those countries. In addition, an Account may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for an
Account. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Account investors. To protect against future uncertainties in foreign currency exchange rates, the Accounts are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Accounts intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which an Account has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of an Account’s portfolio. An Account may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

An Account may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Account to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. An Account could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies
Accounts may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years of continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects.
As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Master Limited Partnerships
Certain Accounts invest in master limited partnerships (“MLPs”). MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each Account (other than the Money Market Account which may invest in high quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the
Account is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, an Account may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

Fund of Funds
The performance and risks of the Diversified Balanced Account, Diversified Growth Account and each Principal
LifeTime Account and Strategic Asset Management (“SAM”) Portfolio directly correspond to the performance and risks of the underlying funds in which the Account or Portfolio invests. By investing in many underlying funds, the Diversified
Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and SAM Portfolios have partial exposure to the risks of many different areas of the market. The more the Diversified Balanced Account, Diversified Growth
Account, a Principal LifeTime Account or SAM Portfolio allocates to stock funds, the greater the expected risk.

As of December 31, 2009, the Principal LifeTime Accounts’ and SAM Portfolios’ assets were allocated among the underlying funds as identified in the tables below:

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Account	Account	Account	Account	Account	Account

Bond & Mortgage Securities Account	15.6%	12.3%	5.8%	3.7%	1.2%	20.6%
Core Plus Bond Fund I	13.4%	11.8%	9.2%	3.7%	2.3%	19.8%
Disciplined LargeCap Blend Fund	8.2%	10.2%	11.9%	12.3%	12.3%	3.2%
Global Diversified Income Fund	2.3%	—	—	—	—	6.0%
High Yield Fund I	4.1%	5.6%	5.3%	6.7%	6.9%	1.9%
Inflation Protection Fund	3.7%	—	—	—	—	12.1%
International Emerging Markets Fund	2.3%	3.3%	4.2%	4.4%	4.7%	0.9%
International Fund I	3.4%	4.5%	5.3%	5.9%	6.3%	1.5%
International Growth Fund	3.5%	4.7%	5.9%	6.1%	6.5%	1.5%
International Value Fund I	3.4%	4.5%	5.9%	6.1%	6.4%	1.5%
LargeCap Blend Fund I	4.4%	5.3%	6.1%	6.4%	6.4%	1.8%
LargeCap Growth Account	3.5%	4.4%	5.9%	6.4%	6.9%	1.5%
LargeCap Growth Account I	4.3%	5.8%	6.8%	8.6%	8.9%	1.6%
LargeCap Value Account	2.3%	2.8%	3.9%	4.1%	4.5%	1.2%
LargeCap Value Account III	2.0%	2.8%	3.8%	4.0%	4.4%	1.2%
LargeCap Value Fund I	2.1%	2.9%	3.8%	4.0%	4.5%	0.9%
MidCap Growth Fund III	1.5%	1.6%	2.1%	2.3%	2.5%	0.8%
MidCap Value Fund I	1.2%	1.5%	2.1%	2.2%	2.4%	0.9%
Money Market Account	0.6%	—	—	—	—	3.1%
Money Market Fund	2.8%	—	—	—	—	8.1%
Preferred Securities Fund	6.1%	5.8%	2.3%	3.8%	2.8%	3.7%
Real Estate Securities Account	6.0%	5.3%	5.1%	3.8%	4.1%	4.7%
SmallCap Growth Fund I	1.0%	1.6%	1.9%	2.3%	2.6%	—
SmallCap S&P 600 Index Fund	1.3%	1.8%	1.0%	1.0%	1.0%	1.5%
SmallCap Value Account I	0.3%	0.3%	0.9%	1.1%	1.2%	—
SmallCap Value Fund	0.7%	1.2%	0.8%	1.1%	1.2%	—
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

			SAM	SAM	SAM	SAM
		SAM	Conservative	Conservative	Flexible	Strategic
		Balanced	Balanced	Growth	Income	Growth
Underlying Fund		Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Disciplined LargeCap Blend Fund		5.1%	3.7%	6.2%	2.4%	8.8%
Diversified International Account		6.4%	4.3%	8.9%	2.8%	10.0%
Equity Income Account		12.9%	8.3%	16.6%	4.8%	17.4%
High Yield Fund		4.6%	6.5%	3.0%	7.9%	4.7%
Income Account		11.3%	17.8%	4.6%	22.9%	—
International Emerging Markets Account		2.5%	1.8%	3.2%	1.0%	3.8%
LargeCap Growth Account		9.0%	5.9%	11.5%	3.9%	12.1%
LargeCap Growth Fund II		9.1%	6.0%	11.7%	4.0%	12.3%
LargeCap Value Account III		5.0%	3.0%	6.2%	3.4%	7.9%
MidCap Blend Account		3.5%	2.6%	5.5%	2.3%	6.2%
Money Market Account		0.3%	0.5%	0.5%	0.1%	0.3%
Mortgage Securities Account		13.5%	21.8%	5.5%	25.8%	—
Preferred Securities Fund		4.3%	4.7%	1.9%	6.2%	—
Principal Capital Appreciation Account		4.5%	3.2%	6.4%	1.0%	7.1%
Real Estate Securities Account		2.5%	1.9%	3.3%	1.2%	3.6%
Short-Term Income Account		1.9%	5.4%	0.5%	8.9%	0.3%
SmallCap Growth Account II		1.8%	1.3%	2.2%	0.7%	2.8%
SmallCap Value Account I		1.8%	1.3%	2.3%	0.7%	2.7%
	Total	100.0%	100.0%	100.0%	100.0%	100.0%

The Diversified Balanced Account, Diversified Growth Account and each Principal LifeTime Account and SAM
Portfolio indirectly bear its pro-rata share of the expenses of the Underlying Funds in which they invest, as well as directly incurring expenses. Therefore, investment in the Diversified Balanced Account, Diversified Growth Account, a
Principal LifeTime Account or SAM Portfolio is more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Account, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Account is managed with the assumption that the investor will invest in a Principal LifeTime Account whose stated date is closest to the date the shareholder retires. Choosing an Account targeting an earlier date represents a more conservative choice; targeting an Account with a later date represents a more aggressive choice. It is important to note that the retirement year of the Account you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.
Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Accounts are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.
Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the
Fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the Fund may hold such portfolio securities until its sub-advisor determines that it is appropriate to dispose of them.

Underlying Funds
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund. Principal and the Sub-Advisors for the funds of funds are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages.

The following tables show the percentage of the outstanding shares of underlying funds owned by the Principal
LifeTime Funds and SAM Portfolios as of December 31, 2009.

PRINCIPAL LIFETIME ACCOUNTS

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Account	Account	Account	Account	Account	Account	Total

Bond & Mortgage Securities Account	2.02%	6.55%	1.12%	0.17%	0.04%	1.48%	11.38%
Core Plus Bond Fund I	0.26%	0.94%	0.27%	0.03%	0.01%	0.21%	1.72%
Disciplined LargeCap Blend Fund	0.14%	0.74%	0.31%	0.08%	0.05%	0.03%	1.35%
Global Diversified Income Fund	0.98%	—	—	—	—	1.40%	2.38%
High Yield Fund I	0.16%	0.92%	0.32%	0.10%	0.07%	0.04%	1.61%
Inflation Protection Fund	0.34%	—	—	—	—	0.61%	0.95%
International Emerging Markets Fund	0.07%	0.42%	0.20%	0.05%	0.04%	0.02%	0.80%
International Fund I	0.09%	0.50%	0.22%	0.06%	0.04%	0.02%	0.93%
International Growth Fund	0.11%	0.62%	0.29%	0.07%	0.05%	0.03%	1.17%
International Value Fund I	0.15%	0.80%	0.38%	0.10%	0.07%	0.04%	1.54%
LargeCap Blend Fund I	0.19%	0.96%	0.41%	0.10%	0.07%	0.04%	1.77%
LargeCap Growth Account	0.62%	3.25%	1.58%	0.42%	0.31%	0.15%	6.33%
LargeCap Growth Account I	0.84%	4.67%	1.98%	0.62%	0.43%	0.17%	8.71%
LargeCap Value Account	0.63%	3.22%	1.61%	0.42%	0.31%	0.19%	6.38%
LargeCap Value Account III	0.38%	2.14%	1.07%	0.27%	0.21%	0.12%	4.19%
LargeCap Value Fund I	0.07%	0.38%	0.18%	0.05%	0.04%	0.02%	0.74%
MidCap Growth Fund III	0.05%	0.22%	0.11%	0.03%	0.02%	0.02%	0.45%
MidCap Value Fund I	0.04%	0.21%	0.11%	0.03%	0.02%	0.02%	0.43%
Money Market Account	0.07%	—	—	—	—	0.19%	0.26%
Money Market Fund	0.07%	—	—	—	—	0.12%	0.19%
Preferred Securities Fund	0.11%	0.41%	0.06%	0.02%	0.01%	0.04%	0.65%
Real Estate Securities Account	1.61%	5.85%	2.03%	0.38%	0.27%	0.70%	10.84%
SmallCap Growth Fund I	0.09%	0.61%	0.27%	0.08%	0.06%	—	1.11%
SmallCap S&P 600 Index Fund	0.12%	0.67%	0.14%	0.03%	0.02%	0.07%	1.05%
SmallCap Value Account I	0.10%	0.38%	0.42%	0.13%	0.10%	—	1.13%
SmallCap Value Fund	0.07%	0.47%	0.12%	0.04%	0.03%	—	0.73%

SAM PORTFOLIOS

		SAM	SAM	SAM	SAM
	SAM	Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Disciplined LargeCap Blend Fund	1.72%	0.25%	0.53%	0.17%	0.46%	3.13%
Diversified International Account	14.55%	1.99%	5.07%	1.36%	3.47%	26.44%
Equity Income Account	25.40%	3.32%	8.18%	2.00%	5.21%	44.11%
High Yield Fund	1.34%	0.39%	0.22%	0.49%	0.21%	2.65%
Income Account	46.92%	14.95%	4.73%	20.17%	—	86.77%
International Emerging Markets Account	12.40%	1.77%	3.99%	1.09%	2.81%	22.06%
LargeCap Growth Account	31.10%	4.13%	9.97%	2.85%	6.37%	54.42%
LargeCap Growth Fund II	4.44%	0.59%	1.43%	0.42%	0.91%	7.79%
LargeCap Value Account III	18.28%	2.26%	5.71%	2.64%	4.44%	33.33%
MidCap Blend Account	7.48%	1.15%	2.99%	1.06%	2.01%	14.69%
Money Market Account	0.63%	0.21%	0.27%	0.05%	0.10%	1.26%
Mortgage Securities Account	48.10%	15.77%	4.95%	19.54%	—	88.36%
Preferred Securities Fund	1.44%	0.32%	0.16%	0.44%	—	2.36%
Principal Capital Appreciation Account	37.66%	5.36%	13.19%	1.82%	8.96%	66.99%
Real Estate Securities Account	13.32%	2.01%	4.30%	1.27%	2.87%	23.77%
Short-Term Income Account	21.42%	11.98%	1.52%	20.85%	0.51%	56.28%
SmallCap Growth Account II	19.26%	2.84%	5.84%	1.62%	4.37%	33.93%
SmallCap Value Account I	11.46%	1.68%	3.59%	0.95%	2.57%	20.25%

Securities Lending Risk
To earn additional income, an Account may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Account will be unable to recover the loaned security or its value. Further, the cash collateral received by the Account in connection with such a loan may be invested in a security that subsequently loses value.

Portfolio Turnover
“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in an Account’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Accounts that engage in active trading may have high portfolio turnover rates.

Accounts with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the
Account) and may lower the Account’s performance. No turnover rate can be calculated for the Money Market Account because of the short maturities of the securities in which it invests. Turnover rates for the other Accounts may be found in the Account’s Financial Highlights table.
Please consider all the factors when you compare the turnover rates of different funds. For some funds, high portfolio turnover rates, although increasing transaction expenses, may contribute to higher performance. You should also be aware that the “total return” line in the Financial Highlights section reflects portfolio turnover costs.

PRICING OF ACCOUNT SHARES

Each Account’s shares are bought and sold at the current net asset value (“NAV”) per share. Each Account’s NAV is calculated each day the New York Stock Exchange (“NYSE”) is open (shares are not priced on the days on which the
NYSE is closed for trading). The NYSE is closed on the following holidays: New Year’s Day, Martin Luther
King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day, and Christmas. The NAV is determined at the close of business of the NYSE (normally
3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Accounts, except the Money Market Account, the NAV is calculated by:
• taking the current market value of the total assets of the Account
• subtracting liabilities of the Account
• dividing the remainder proportionately into the classes of the Account
• subtracting the liabilities of each class
• dividing the remainder by the total number of shares owned in that class.

With respect to the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts, and SAM
Portfolios, which invest in other registered investment company Accounts and Funds, each Account’s or Portfolio’s
NAV is calculated based on the NAV of such other registered investment company Accounts and Funds in which the
Account or Portfolio invests.

The securities of the Money Market Account are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:
• If market quotations are not readily available for a security owned by an Account, its fair value is determined using a policy adopted by the Directors.
• An Account’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing an Account’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.
Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the
NYSE is open. The Account has adopted policies and procedures to “fair value” some or all securities held by an
Account if significant events occur after the close of the market on which the foreign securities are traded but before the Account’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Account’s NAV will be calculated, using the policy adopted by the Account. These fair valuation procedures are intended to discourage shareholders from investing in the Account for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the
NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the
Account may change on days when shareholders are unable to purchase or redeem shares.

• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The
Fund has a policy to value such securities at a fair value price at which the Manager or the Sub-Advisor expects that the securities may be sold, subject to the oversight of the Fund’s Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

The Accounts earn dividends, interest, and other income from investments and distribute this income (less expenses)
as dividends. The Accounts also realize capital gains from investments and distribute these gains (less any losses) as capital gain distributions. The Accounts normally make dividends and capital gain distributions at least annually, in
June. Dividends and capital gain distributions are automatically reinvested in additional shares of the Account making the distribution.

MANAGEMENT OF THE FUND

The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. In its handling of the business affairs of the Fund, Principal provides clerical, recordkeeping and bookkeeping services, and keeps the required financial and accounting records.

Principal is a subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. The
Manager’s address is Principal Financial Group, 680 8th Street, Des Moines, Iowa 50392.

Principal provides investment advisory services with respect to 10-40% of the assets of the following Accounts:
LargeCap Blend Account II, LargeCap Growth Account I, LargeCap Value Account III, SmallCap Growth Account II,
and SmallCap Value Account I. The remaining assets in each of these Accounts will be managed by the sub-
advisor(s) named in the prospectus.

Principal provides these investment advisory services through a portfolio manager, Mariateresa Monaco, who functions as a co-employee of Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager has access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. Ms. Monaco also has access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system.

Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since
2005. Prior to that, Ms. Monaco worked for Fidelity Management and Research. She earned a Master’s degree in
Electrical Engineering from Politecnico di Torino, Italy, a Master’s degree in Electrical Engineering from Northeastern
University, and an MBA from the Sloan School of Management at the Massachusetts Institute of Technology.

Principal provides investment advisory services to the Diversified Balanced and Diversified Growth Accounts. The
portfolio managers are James W. Fennessey and Randy L. Welch. They operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Accounts directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Accounts. The portfolio managers Principal has appointed for each Principal LifeTime Account are James Fennessey, Michael P. Finnegan,
and Randy L. Welch. The portfolio managers PGI have appointed for each Principal LifeTime Account are David M.
Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Blake, Dunbar, Fennessey, Finnegan, Laschanzky, and Welch
share day-to-day management of the Principal LifeTime Accounts according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Account’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey,
Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr.
Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr.
Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in
Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation.
Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’
consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa
State University.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal
Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University.

Cash Management Program
Each account has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, accounts receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the accounts’ portfolios, in money market investments and in stock index futures contracts based on the account’s market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Accounts. Principal will implement a cash management program for the following Accounts: LargeCap Blend II,
LargeCap Growth I, LargeCap Value III, SmallCap Growth II, and SmallCap Value I.

The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under each Sub-Advisory agreement, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory service to the portion of the assets of a specific Account or Portfolio allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Account’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Account on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Accounts have multiple Sub-Advisors. For those Accounts, a team at Principal, consisting of Jessica
Bush, James Fennessey and Randy Welch, determines the portion of the Account’s assets each Sub-Advisor will manage and may, from time-to-time, reallocate Account assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Account assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times, existing Account assets may be reallocated among Sub-Advisors.

Jessica S. Bush, CFA. Ms. Bush joined the Principal Financial Group in 2006. Prior to joining the Principal Financial
Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-
advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a Bachelors degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

The Account summaries identified the portfolio managers and the Accounts they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Account.

Sub-Advisor: AllianceBernstein L.P. “AllianceBernstein”). AllianceBernstein is located at 1345 Avenue of the
Americas, New York, NY 10105 was founded in 1971 as an independent investment advisor registered with the SEC.

The management of, and investment decisions for, the LargeCap Value Account III portfolio are currently made by the
North American Investment Policy Group. Joseph G. Paul, David Yuen, Christopher W. Marx, and John D. Phillips are
the persons with the most significant responsibility for the day-to-day management of the Account’s portfolio.

Christopher W. Marx has been with AllianceBernstein since 1997. He earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

Joseph Gerard Paul has been with AllianceBernstein since 1987. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

John D. Phillips, Jr. has been with AllianceBernstein since 1994. He earned a BA from Hamilton College and an
MBA from Harvard University. Mr. Phillips has also earned the right to use the Chartered Financial Analyst designation.

David Yuen has been with AllianceBernstein since 1998. He earned a BS in Operations Research from Columbia
University School of Engineering.

Sub-Advisor: Brown Investment Advisory Incorporated (“Brown”), 901 South Bond Street, Suite 400, Baltimore,
Maryland 21231, incorporated in 1995, is a wholly-owned subsidiary of Brown Investment Advisory &
Trust Company, which is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated.

Kenneth M. Stuzin has been with Brown since 1996. He earned a BA and an MBA from Columbia University. Mr.
Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: ClearBridge Advisors, LLC, 620 8th Avenue, New York, NY 10018, formed in 2005, is a wholly-owned subsidiary of Legg Mason, Inc.

Michael Kagan is lead portfolio manager for the mandate, along with Scott Glasser. As portfolio managers, they are aware of any and all activity in the portfolio, and share full authority for all purchase and sell decisions.

Scott Glasser joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Glasser was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Smith Barney
Asset Management. He earned a BA from Middlebury College and an MBA from Pennsylvania State University.

Michael Kagan joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Kagan was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Salomon
Brothers Asset Management. He earned a BA from Harvard College.

Sub-Advisor: Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group.
CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini, as co-portfolio manaer, has responsibility for research and supports Mr. Rizza on the day-to-day management of the Account.

Thomas J. Bisighini has been with CCI since 2004. He earned a BS from Bentley College and an MBA in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a BS in Business from the University of Connecticut.
Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal
Financial Group. Edge has been in the business of investment management since 1944. Its address is
Two Union Square, 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

When more than one portfolio manager is identified as being responsible for the day-to day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charlie D. Averill became a portfolio manager in 2010 and previously was a senior quantitative analyst and has worked at Edge since 1990. He earned a Bachelor’s degree in Economics from Reed College and an M.A. in
Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial Analyst designation.

Jill R. Cuniff became President of Edge in 2009 and became a portfolio manager in 2010. Prior to becoming the
President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a Bachelor’s degree in Business
Finance from Montana State University.

Philip M. Foreman has been with Edge since 2002. He earned a Bachelor’s degree in Economics from the University of Washington and an MBA from the University of Puget Sound. Mr. Foreman has earned the right to use the
Chartered Financial Analyst designation.

John R. Friedl has been with Edge since 1998. He earned a BA in Communications and History from the University of
Washington and a Master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the
Chartered Financial Analyst designation.

Todd A. Jablonski, portfolio manager, has been with Edge since 2010. Previously, he was an Executive Director and
Portfolio Manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse
Asset Management. He earned a Bachelors degree in Economics from the University of Virginia and an MBA with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Scott J. Peterson has worked with fixed income investments at Edge since 2002. He earned a bachelors degree in
Mathematics from Brigham Young University and an MBA from New York University’s Stern School of Business. He has earned the right to use the Chartered Financial Analyst designation.

David W. Simpson has been with Edge since 2003. He earned a Bachelor's degree from the University of Illinois and an MBA in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial
Analyst designation.

Joseph T. Suty has been with Edge since 2005. He earned a Bachelor's degree in Finance from the University of
Detroit and an MBA in Finance from Stanford University. Mr. Suty has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management.
Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald’s offices are located at 1703 Oregon Pike Road, Suite 101,
Lancaster, PA 17601.

The portfolio managers work as a team. Each person has the authority to make buy and sell decisions for the portfolio.
Each also has sector-specific research responsibilities as well.

Joseph W. Garner has been with Emerald since 1994. He earned a BA in Economics from Millersville University and an MBA from the Katz Graduate School of Business, University of Pittsburgh.

Kenneth G. Mertz II has been with Emerald since 1992. He earned a BA in Economics from Millersville University. Mr.
Mertz has earned the right to use the Chartered Financial Analyst designation.

Peter J. Niedland has been with Emerald since 2009. Before joining Emerald, he was co-founder and portfolio manager for NS Investment Partners, LLC. Prior thereto, he served as research analyst and portfolio manager at
Liberty Ridge Capital. Mr. Niedland earned a BS in Business Administration from the University of Richmond. He has also earned the right to use the Chartered Financial Analyst designation.

Stacey L. Sears has been with Emerald since 1991. She earned a BS in Business Administration from Millersville
University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”) is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

Nancy B. Prial has been with Essex since 2004. She earned a BS in Electrical Engineering and a BA in Mathematics
from Bucknell University. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park,
New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity portfolios for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

The two Principals, Bruce Jacobs and Ken Levy, are jointly responsible for the design and implementation of the
Jacobs Levy investment process and the management of all client portfolios. There is no limitation on the authority of one portfolio manager in relation to another.

Bruce I. Jacobs co-founded Jacobs Levy in 1986. He earned a BA from Columbia College, an MS in Operations
Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University’s Graduate
School of Industrial Administration, and an MA in Applied Economics and a Ph.D. in Finance from the University of
Pennsylvania’s Wharton School.

Kenneth N. Levy co-founded Jacobs Levy in 1986. He earned a BA in Economics from Cornell University and an
MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. Mr. Levy has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, New York, NY 10167 is
an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), a bank holding company.
Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Christopher T. Blum has been with J.P. Morgan since 2001. He earned a BBA in Finance from Bernard M. Baruch
School of Business. Mr. Blum has earned the right to use the Chartered Financial Analyst designation.

Dennis S. Ruhl has been with J.P. Morgan since 1999. He earned BS degrees in Mathematics and Computer
Science and an MEng in Computer Science from Massachusetts Institute of Technology. Mr. Ruhl has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), with offices located at 50 Fremont Street,
San Francisco, California 94105 and offices located at 500 Grant Street, Suite 4200, Pittsburgh,
PA 15258, is a wholly owned subsidiary of The Bank of New York Mellon (“BNY Mellon”).

Portfolio management decisions are made on a team basis and are accomplished on a regular basis at periodic portfolio rebalance meetings. The team's decisions are systematically implemented across all accounts managed to the same benchmark, subject to the approval of the portfolio manager specifically assigned to each account, who must confirm that each trade fits within the specific policy guidelines of each account.

Ronald P. Gala has been with Mellon Capital since 1993. He earned a BS in Business Administration from Duquesne
University and an MBA in Finance from the University of Pittsburgh. Mr. Gala has earned the right to use the
Chartered Financial Analyst designation.

Peter D. Goslin has been with Mellon Capital since 1999. He earned a BS in Finance from St. Vincent College and an
MBA in Finance at the University of Notre Dame Graduate School of Business. Mr. Goslin has earned the right to use the Chartered Financial Analyst designation.

Adam T. Logan has been with Mellon Capital since 1999. He earned a BA in Finance from Westminster College and an MBA in Finance from the University of Pittsburgh. Mr. Logan has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Morgan Stanley Investment Management, Inc. (“Morgan Stanley Investment Management”), 522 Fifth
Avenue, New York, NY 10036, is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Morgan Stanley Investment Management provides investment advice to a wide variety of individual, institutional, and investment company clients.

Francine J. Bovich. Ms. Bovich has been a Managing Director of Morgan Stanley and Morgan Stanley & Co.
Incorporated since 1997 and a Principal prior thereto. Ms. Bovich holds a BA in Economics from Connecticut College, and an MBA in Finance from New York University.

Ms. Bovich is co-head of Morgan Stanley’s Global Tactical Asset Allocation Team. Ms. Bovich is responsible for the overall allocation of the Account’s assets among equities, bonds and money market instruments.

Henry McVey, Managing Director, rejoined Morgan Stanley in 2009 as a managing director and Head of the Global
Macro and Asset Allocation team. Prior to returning to the firm, he was a portfolio manager for the Fortress Drawbridge
Global Macro Fund from September 2007 to May 2009. Mr. McVey also worked as the Chief U.S. Investment
Strategist for Morgan Stanley from 2004 to 2007.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life
Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. Its other primary asset management office is in New York, with asset management offices of affiliate advisors in several non-U.S. locations, including London, Sydney, and Singapore.

As reflected in the Account summaries, the day-to-day portfolio management, for some Accounts, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section describing the management of the Principal LifeTime Accounts, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. He earned a Bachelor's degree in Finance from the University of
Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong has been with PGI since 1992. He earned a Bachelor’s degree from Kearney State College and a Master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial
Analyst designation.

David M. Blake has been with PGI since 2000. He earned a Bachelor’s degree and an MBA from Saint Louis
University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a Bachelor’s degree in Finance from Iowa State
University and a Master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered
Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. She earned a Bachelor's degree in Mathematics from Trinity College,
Cambridge, England.

Bryan C. Davis, CFA. Mr. Davis is responsible for trading mortgage-backed securities and developing investment strategies related to mortgages and derivatives. Mr. Davis joined the firm in 1993 as a servicing valuation director for
Principal Residential Mortgage. He became the director of servicing hedging in 2002 before moving into his current position in 2004. Mr. Davis received a bachelor’s degree in finance from University of lowa. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Craig Dawson has been with PGI since 1998. He earned a Bachelor’s degree in Finance and an MBA from the
University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mihail Dobrinov has been with PGI since 2002. He earned an MBA in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal
Financial Group.)

Tim Dunbar has been with the Principal Financial Group since 1986. He earned a Bachelor's degree from Iowa State
University.

Arild Holm has been with PGI since 2002. He earned a Bachelor’s degree in Management Sciences from the
University of Manchester Institute of Science and Technology (England) and an MBA in Finance from the University of
Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Christopher Ibach has been with PGI since 2002. He earned a Bachelor’s degree in Electrical Engineering and an
MBA in Finance from the University of Iowa. Mr. Ibach has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky has been with PGI since 1997. He earned a BA and an MBA, both in Finance, from the University of
Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Thomas Morabito has been with PGI since 2000. He earned a BA in Economics from State University of New York and an MBA in Finance from Northeastern University. Mr. Morabito has earned the right to use the Chartered Financial
Analyst designation.

K. William Nolin has been with PGI since 1994. He earned a Bachelor’s degree in Finance from the University of
Iowa and an MBA from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial
Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a Bachelor’s degree in Economics from Kansas State
University and an MBA from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial
Analyst designation.

Brian W. Pattinson, CFA. Mr. Pattinson is a portfolio manager at PGI. He serves as the portfolio manager for the firm’s international small-cap equity portfolios. He joined PGI in 1994. Mr. Pattinson earned a Bachelor’s and an MBA degree in Finance from the University of Iowa. he has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a Bachelor’s degree in Finance from the University of
Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a BA in History from Middlebury College, an MBA from the Amos Tuck School at Dartmouth College and an MA in History from Christ’s College at the University of
Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a Bachelor’s degree in
Economics from Northwestern University and a Master’s degree in Finance and Marketing from DePaul University.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Scott W. Smith has been with PGI since 1999. He earned a Bachelor’s degree in Finance from Iowa State University.

Timothy R. Warrick has been with PGI since 1990. He earned a Bachelor’s degree in Accounting and Economics from Simpson College and an MBA in Finance from Drake University. Mr. Warrick has earned the right to use the
Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), an indirect wholly owned subsidiary of Principal
Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal—REI’s address is
801 Grand Avenue, Des Moines, IA 50392.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a Bachelor’s degree in
Finance and an MBA in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the
Chartered Financial Analyst designation.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), a wholly owned subsidiary of T. Rowe Price Group,
Inc., a financial services holding company, has over 73 years of investment management experience.
T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Account II. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend
Account II.

Anna M. Dopkin has been with T. Rowe Price since 1996. She earned a BS from the Wharton School of the
University of Pennsylvania. Ms. Dopkin has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb has been with T. Rowe Price since 1996. She earned a BA in Mathematics from Goucher College and an MS in Finance from Loyola College. Ms. Holcomb has earned the right to use the Chartered Financial Analyst designation.

Robert W. Sharps has been with T. Rowe Price since 1997. He earned a BS in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the
Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor: Westwood Management Corp. (“Westwood”), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.
Westwood’s principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas
75201.

The day-to-day portfolio management is shared by a portfolio management team that has responsibility for security research and portfolio management.

Susan M. Byrne founded Westwood in 1983. She attended the University of California at Berkeley.

Mark R. Freeman has been with Westwood since 1999. He earned a BA in Economics from Millsaps College and an
MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial
Analyst designation.

Scott D. Lawson has been with Westwood since 2003. He earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania has been with Westwood since 2001. He earned a BBA in Finance from the University of Texas at
Austin and participated in its MBA Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr.
Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark has been with Westwood since 1992. She earned a BS in Finance and an MBA with an emphasis in
Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial
Analyst designation.

The Sub-Sub-Advisors
Principal Global Investors, LLC (“PGI”) has entered into a sub-sub-advisory agreement for the Bond & Mortgage
Securities Account. Under this agreement, the sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Account’s assets. PGI pays the sub-sub-advisor a fee. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Account’s portfolio are made by Spectrum Asset
Management, Inc. (“Spectrum”), which serves as sub-sub-advisor.

Sub-Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal Life and an affiliate of Principal Global Investors LLC and a member of the Principal Financial Group.
Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

The day-to day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

L. Phillip Jacoby has been with Spectrum since 1995. He earned a BS in Finance from Boston University.

Mark A. Lieb founded Spectrum in 1987. He earned a BA in Economics from Central Connecticut State University and an MBA in Finance from the University of Hartford.

Fees Paid to Principal
Each Account pays Principal a fee for its services, which includes any fee Principal pays to the Account’s Sub-Advisor.
Each Account paid the following fee (as a percentage of the Account’s average daily net assets) for the fiscal year ended December 31, 2009:

Asset Allocation Account	0.80%	Mortgage Securities Account	0.50%
Balanced Account	0.60	Principal Capital Appreciation Account	0.62
Bond & Mortgage Securities Account	0.44	Principal LifeTime 2010 Account	0.03
Diversified International Account	0.84	Principal LifeTime 2020 Account	0.03
Equity Income Account	0.53	Principal LifeTime 2030 Account	0.03
Government & High Quality Bond Account	0.46	Principal LifeTime 2040 Account	0.03
Income Account	0.50	Principal LifeTime 2050 Account	0.03
International Emerging Markets Account	1.25	Principal LifeTime Strategic Income Account	0.03
International SmallCap Account	1.20	Real Estate Securities Account	0.89
LargeCap Blend Account II	0.75	SAM Balanced Portfolio	0.24
LargeCap Growth Account	0.68	SAM Conservative Balanced Portfolio	0.24
LargeCap Growth Account I	0.78	SAM Conservative Growth Portfolio	0.24
LargeCap S&P 500 Index Account	0.25	SAM Flexible Income Portfolio	0.24
LargeCap Value Account	0.60	SAM Strategic Growth Portfolio	0.24
LargeCap Value Account III	0.75	Short-Term Bond Account	0.49
MidCap Blend Account	0.59	Short-Term Income Account	0.50
MidCap Growth Account I	0.90	SmallCap Blend Account	0.85
MidCap Value Account II	1.05	SmallCap Growth Account II	1.00
Money Market Account	0.41	SmallCap Value Account I	1.09

Diversified Balanced Account and Diversified Growth Account commenced operations on December 30, 2009, and will pay to Principal 0.05% of net assets.

A discussion regarding the basis for the Board of Director approval of the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the annual report to shareholders for the fiscal year ended December 31, 2009.

Diversified Balanced Account: Principal has voluntarily agreed to limit the Account’s expenses attributable to Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense incurred with an investment the Account makes and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31%. The expense limit may be terminated at anytime.

Diversified Growth Account: Principal has voluntarily agreed to limit the Account’s expenses attributable to Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense incurred with an investment the Account makes and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31%. The expense limit may be terminated at anytime.

Money Market Account: The Distributor has voluntarily agreed to limit the Account’s Distribution and/or Service (12b-
1) Fees normally payable by the Account. The expense limit will maintain a level of Distribution and/or Service (12b-1)
Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00% for Class 2 shares.
The expense limit may be terminated at any time.

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Account that is relying on that order, Principal may, without obtaining shareholder approval:
• hire one or more Sub-Advisors;
• change Sub-Advisors; and
• reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Account that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Account will rely on the order until it receives approval from its shareholders or, in the case of a new Account, the Account’s sole initial shareholder before the Account is available to the other purchasers, and the Account states in its prospectus that it intends to rely on the order.

The shareholders of each of the Accounts have approved the Account’s reliance on the order. Currently, however, only the Asset Allocation, LargeCap Blend II, LargeCap Growth I, LargeCap Value III, MidCap Growth I, MidCap
Value II, SmallCap Growth II, and SmallCap Value I Accounts intend to rely on the order. In the future, and without further shareholder action, other Accounts may determine to rely on the order.

DISTRIBUTION PLAN AND ADDITIONAL INFORMATION
REGARDING INTERMEDIARY COMPENSATION

The Fund has adopted a 12b-1 Plan for the Class 2 shares of some of the Accounts. Under the 12b-1 Plan, each
Account may make payments from its assets attributable to the Class 2 shares to the Fund’s Distributor (Principal
Funds Distributor, Inc. a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group,
“the Distributor”) for distribution-related expenses and for providing services to shareholders of that share class.
Payments under the 12b-1 plans will not automatically terminate for the Accounts that are closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the Board directs the implementation of the closure of the Account.
Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Accounts and may cost more than paying other types of sales charges.

The maximum annualized Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for the Class 2 shares of each of the Accounts is 0.25%.

Payments to Financial Professionals and Their Firms. Financial intermediaries receive compensation from the
Distributor and its affiliates for marketing, selling, and/or providing services to variable annuities and variable life insurance contracts that invest in the Accounts. Financial intermediaries also receive compensation for marketing, selling, and/or providing services to certain retirement plans that offer the Accounts as investment options. Financial intermediaries may include, among others, broker/dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Financial Professionals who deal with investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any Rule 12b-1 Plan fee that the Accounts pay to the Distributor. Individual Financial Professionals may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.

Ongoing Payments. In the case of Class 2 shares, and pursuant to the Rule 12b-1 Plan applicable to the
Class 2 shares, the Distributor generally makes ongoing payments to your financial intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your indirect investment in the Accounts. In addition, the Distributor or the Advisor may make from its own resources ongoing payments to an insurance company, which payments will generally not exceed 0.27% of the average net assets of the Accounts held by the insurance company in its separate accounts. The payments are for administrative services and may be made with respect to either or both classes of shares of the Accounts.

Other Payments to Intermediaries. In addition to any commissions that may be paid at the time of sale, ongoing payments and the reimbursement of costs associated with education, training, and marketing efforts, conferences, seminars, due diligence trip expenses, ticket charges, and other general marketing expenses, some or all of which may be paid to financial intermediaries (and, in turn, to your Financial Professional), the Distributor and its affiliates, at their expense, currently provide additional payments to financial intermediaries that sell variable annuities and variable life insurance contracts that may be funded by shares of the Accounts, or may sell shares of the Accounts to retirement plans for distribution services. Although payments made to each qualifying financial intermediary in any given year may vary, such payments will generally not exceed 0.25% of the current year’s sales of applicable variable annuities and variable life insurance contracts that may be funded by account shares, or 0.25% of the current year’s sales of Account shares to retirement plans by that financial intermediary.

A number of factors are considered in determining the amount of these additional payments, including each financial intermediary’s Fund sales, assets, and redemption rates of applicable variable annuities, variable life insurance contracts, and retirement plans as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, financial intermediaries will include applicable variable annuities, variable life insurance contracts, and Account shares in retirement plans on a “preferred list.” The Distributor’s goals include making the Financial Professionals who interact with current and prospective investors and shareholders more knowledgeable about the Accounts so that they can provide suitable information and advice about the Accounts and related investor services. Additionally, the Distributor may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated
Financial Professionals in connection with educational seminars and training and marketing efforts related to Accounts for the firms’ employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor may also provide payment or reimbursement for expenses associated with qualifying dealers’ conferences, ticket charges, and general marketing expenses.

If one mutual fund sponsor makes greater distribution assistance payments than another, your Financial Professional and his or her financial intermediary may have an incentive to recommend one variable annuity, variable life insurance policy or mutual fund over another.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial
Professional and his or her financial intermediary by the Accounts, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your
Financial Professional at the time of purchase.

Although an Account’s sub-advisor may use brokers who sell shares of the Accounts to effect portfolio transactions, the sale of Account shares is not considered as a factor when selecting brokers to effect portfolio transactions. The
Fund has adopted procedures to ensure that the sale of account shares is not considered when selecting brokers to effect portfolio transactions.

Your Contract or retirement plan may impose other charges and expenses, some of which may also be used in connection with the sale of such contracts in addition to those described in this Prospectus. The amount and applicability of any such fee are determined and disclosed separately within the prospectus for your insurance contract. Your financial intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee are determined and disclosed separately by the financial intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

GENERAL INFORMATION ABOUT AN ACCOUNT

Frequent Trading and Market Timing (Abusive Trading Practices)
The Accounts are not designed for, and do not knowingly accommodate, frequent purchases and redemptions
(“excessive trading”) of Account shares by investors. If you intend to trade frequently and/or use market timing investment strategies, do not purchase shares of these Accounts.

Frequent purchases and redemptions pose a risk to the Accounts because they may:
• Disrupt the management of the Accounts by:
• forcing the Account to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Account and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Account; and
• Increase expenses of the Account due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

If we are not able to identify such excessive trading practices, the Accounts and their shareholders may be harmed.
The harm of undetected excessive trading in shares of the underlying Accounts in which the Diversified Balanced
Account, Diversified Growth Account, Principal LifeTime Accounts or Strategic Asset Management Portfolios invest could flow through to the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and
Strategic Asset Management Portfolios as they would for any fund shareholder.

Certain Accounts may be at greater risk of harm due to frequent purchase and redemptions. For example, those
Accounts that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.
This risk is particularly relevant to the Diversified International, International Emerging Markets, and International
SmallCap Accounts. The Fund has adopted fair valuation procedures to be used in the case of significant events, including broad market movements, occurring after the close of a foreign market in which securities are traded. The procedures will be followed if the Manager believes the events will impact the value of the foreign securities. These procedures are intended to discourage market timing transactions in shares of the Accounts.

As the Accounts are only available through variable annuity or variable life contracts or to qualified retirement plans, the Fund must rely on the insurance company that issues the contract, or the trustees or administrators of qualified retirement plans, (“intermediary”) to monitor customer trading activity to identify and take action against excessive trading. There can be no certainty that the intermediary will identify and prevent excessive trading in all instances.
When an intermediary identifies excessive trading, it will act to curtail such trading in a fair and uniform manner. If an intermediary is unable to identify such abusive trading practices, the abuses described above may negatively impact the Accounts.

If an intermediary, or the Fund, deems excessive trading practices to be occurring, it will take action that may include, but is not limited to:
• Rejecting exchange instructions from a shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by
1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier, or by telephone;
• Limiting the dollar amount of an exchange and/or the number of exchanges during a year;
• Requiring a holding period of a minimum of 30 days before permitting exchanges among the Accounts where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within
30 days of the exchange/redemption); and
• Taking such other action as directed by the Fund.

The Fund Board of Directors has found the imposition of a redemption fee with respect to redemptions from Class 1 and Class 2 shares of the Accounts is neither necessary nor appropriate in light of measures taken by intermediaries through which such shares are currently available. Each intermediary’s excessive trading policies and procedures will be reviewed by Fund management prior to making shares of the Fund available through such intermediary to determine whether, in management’s opinion, such procedures are reasonably designed to prevent excessive trading in Fund shares.

In order to prevent excessive trading, the Fund has reserved the right to accept or reject, without prior written notice, any exchange requests (an exchange request is a redemption request coupled with a request to purchase shares with the proceeds of the redemption). In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, the intermediary will reverse an exchange (within one business day of the exchange) and return the account holdings to the positions held prior to the exchange. The intermediary will give you notice in writing in this instance.

Eligible Purchasers
Only certain eligible purchasers may buy shares of the Accounts. Eligible purchasers are limited to 1) separate accounts of Principal Life or of other insurance companies, 2) Principal Life or any of its subsidiaries or affiliates,
3) trustees of other managers of any qualified profit sharing, incentive, or bonus plan established by Principal Life or
Washington Mutual Life Insurance Company, or any subsidiary or affiliate of such company, for employees of such company, subsidiary, or affiliate. Such trustees or managers may buy Account shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of the Fund reserves the right to broaden or limit the designation of eligible purchaser.

Each Account serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Principal Life and by other insurance companies as well as for certain qualified plans. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts, variable annuity separate accounts, and qualified plan investors to invest in the Accounts at the same time. Although neither Principal Life nor the Fund currently foresees any such disadvantage, the Fund’s Board of Directors monitors events in order to identify any material conflicts between such policy owners, contract holders, and qualified plan investors. Material conflict could result from, for example, 1) changes in state insurance laws,
2) changes in Federal income tax law, 3) changes in the investment management of an Account, or 4) differences in voting instructions between those given by policy owners, those given by contract holders, and those given by qualified plan investors. Should it be necessary, the Board would determine what action, if any, should be taken. Such action could include the sale of Account shares by one or more of the separate accounts or qualified plans, which could have adverse consequences.

Principal may recommend to the Board, and the Board may elect, to close certain accounts to new investors or close certain accounts to new and existing investors.

Shareholder Rights
Each shareholder of an Account is eligible to vote, either in person or by proxy, at all shareholder meetings for that
Account. This includes the right to vote on the election of directors, selection of independent auditors, and other matters submitted to meetings of shareholders of the Account. Each share has equal rights with every other share of the Account as to dividends, earnings, voting, assets, and redemption. Shares are fully paid, non-assessable, and have no preemptive or conversion rights. Shares of an Account are issued as full or fractional shares. Each fractional share has proportionately the same rights including voting as are provided for a full share. Shareholders of the Fund may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of all Account shareholders.

The bylaws of the Fund also provide that the Fund does not need to hold an annual meeting of shareholders unless one of the following is required to be acted upon by shareholders under the 1940 Act: election of directors, approval of an investment advisory agreement, ratification of the selection of independent auditors, and approval of the distribution agreement. The Fund intends to hold shareholder meetings only when required by law and at such other times when the Board of Directors deems it to be appropriate.

Shareholder inquiries should be directed to: Principal Variable Contracts Funds, Inc., Principal Financial Group,
Des Moines, IA 50392.

Principal Life votes each Account’s shares allocated to each of its separate accounts registered under the 1940 Act and attributable to variable annuity contracts or variable life insurance policies participating in the separate accounts.
The shares are voted in accordance with instructions received from contract holders, policy owners, participants, and annuitants. Other shares of each Account held by each separate account, including shares for which no timely voting instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Principal Life will vote the shares based upon the instructions received from contract owners regardless of the number of contract owners who provide such instructions. A potential effect of this proportional voting is that a small number of contract owners may determine the outcome of a shareholder vote if only a small number of contract owners provide voting instructions. Shares of each of the Accounts held in the general account of Principal Life or in the unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If
Principal Life determines, under applicable law, that an Account’s shares held in one or more separate accounts or in its general account need not be voted according to the instructions that are received, it may vote those Account shares in its own right. Shares held by retirement plans are voted in accordance with the governing documents of the plans.

Purchase of Account Shares
Shares are purchased from the Distributor, the Fund’s principal underwriter (“Distributor”) on any business day
(normally any day when the New York Stock Exchange is open for regular trading) upon request through the insurance company issuing the variable annuity, variable life contract, or the trustees or administrators of the qualified retirement plan offering the Account. There are no sales charges on shares of the Accounts, however, your variable contract may impose a charge. There are no restrictions on amounts to be invested in shares of the Accounts.

The Accounts may, at their discretion and under certain limited circumstances, accept securities as payment for
Account shares at the applicable NAV. Each Account will value securities used to purchase its shares using the same method the Account uses to value its portfolio securities as described in this prospectus.

Shareholder accounts for each Account are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares owned. The statement of account is treated by each Account as evidence of ownership of Account shares. Share certificates are not issued.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about an
Account other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by the Principal Variable Contracts
Funds, Inc., an Account, Principal, any Sub-Advisor, or PFD.

Sale of Account Shares
Each Account sells its shares upon request on any business day (normally any day when the New York Stock
Exchange is open for regular trading) upon request through the insurance company issuing the variable annuity, variable life contract, or the trustees or administrators of the qualified retirement plan offering the Account. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Account in proper and complete form.

Sale proceeds are generally sent within three business days after the request is received in proper form. However, the right to sell shares may be suspended during any period when 1) trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for reasons other than weekends and holidays or 2) an emergency exists, as determined by the SEC, as a result of which a) disposal by a fund of securities owned by it is not reasonably practicable, b) it is not reasonably practicable for a fund to fairly determine the value of its net assets, or c) the SEC permits suspension for the protection of security holders.

If payments are delayed and the instruction is not canceled by the shareholder’s written instruction, the amount of the transaction is determined as of the first valuation date following the expiration of the permitted delay. The transaction occurs within five days thereafter.

In addition, payments on surrender requests submitted before a related premium payment made by check has cleared may be delayed up to seven days. This permits payment to be collected on the check.

Distributions in Kind. The Fund may determine that it would be detrimental to the remaining shareholders of an
Account to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the accounts may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the
Account’s portfolio in lieu of cash provided the shareholder to whom such distribution is made was invested in such securities. If an Account pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Account will value securities used to pay redemptions in kind using the same method the Account uses to value its portfolio securities as described in this prospectus.

Restricted Transfers
Shares of each of the Accounts may be transferred to an eligible purchaser. However, if an Account is requested to transfer shares to other than an eligible purchaser, the Account has the right, at its election, to purchase the shares at the net asset value next calculated after the receipt of the transfer request. However, the Account must give written notification to the transferee(s) of the shares of the election to buy the shares within seven days of the request.
Settlement for the shares shall be made within the seven-day period.

Financial Statements
Shareholders will receive an annual financial statement for the Fund, audited by the Fund’s independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

TAX INFORMATION

The Fund intends to comply with applicable variable asset diversification regulations. If the Fund fails to comply with such regulations, contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their tax advisors regarding the status of their contracts under state and local tax laws.

FINANCIAL HIGHLIGHTS

The financial highlights table for each Account is intended to help you understand the Account’s financial performance for the past 5 years (or since inception, if shorter). Certain information reflects financial results for a single Account share. The total returns in the table for each Account represent the rate that an investor would have earned, or lost, on an investment in the Account (assuming reinvestment of all dividends and distributions), but do not reflect insurance-
related charges and expenses which, if included, would have lowered the performance shown.

The financial statements of the Fund as of December 31, 2009, have been audited by Ernst & Young LLP, independent registered public accounting firm. The report of Ernst & Young LLP is included, along with the Fund’s financial statements, in the Fund’s annual report which has been incorporated by reference into the Statement of
Additional Information and is available upon request.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Asset Allocation Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.05	$14.87	$14.11	$12.78	$12.28
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.20	0.23	0.28	0.25	0.19
Net Realized and Unrealized Gain (Loss) on Investments	1.64	(3.60)	1.34	1.35	0.51
Total From Investment Operations	1.84	(3.37)	1.62	1.60	0.70
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.31)	(0.39)	(0.21)	(0.10)	(0.20)
Distributions from Realized Gains	–	(1.06)	(0.65)	(0.17)	–
Total Dividends and Distributions	(0.31)	(1.45)	(0.86)	(0.27)	(0.20)
Net Asset Value, End of Period	$11.58	$10.05	$14.87	$14.11	$12.78

Total Return(b)	18.81%	(24.84)%	11.78%	12.77%	5.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$66,556	$63,068	$103,281	$102,381	$100,637
Ratio of Expenses to Average Net Assets	0.87%	0.86%	0.82%	0.83%	0.86%
Ratio of Net Investment Income to Average Net Assets	1.89%	1.79%	1.96%	1.93%	1.53%
Portfolio Turnover Rate	189.2%	243.1%	125.3%	85.8%	83.5%

	2009	2008	2007	2006	2005
Balanced Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.71	$16.68	$16.24	$14.93	$14.34
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.32	0.43	0.43	0.37	0.31
Net Realized and Unrealized Gain (Loss) on Investments	1.85	(5.27)	0.45	1.30	0.64
Total From Investment Operations	2.17	(4.84)	0.88	1.67	0.95
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.55)	(0.52)	(0.44)	(0.36)	(0.36)
Distributions from Realized Gains	–	(0.61)	–	–	–
Total Dividends and Distributions	(0.55)	(1.13)	(0.44)	(0.36)	(0.36)
Net Asset Value, End of Period	$12.33	$10.71	$16.68	$16.24	$14.93

Total Return(b)	21.16%	(30.92)%	5.38%	11.44%	6.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$58,147	$56,799	$105,283	$112,208	$116,927
Ratio of Expenses to Average Net Assets	0.68%	0.66%	0.63%	0.63%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.91%	3.05%	2.60%	2.44%	2.19%
Portfolio Turnover Rate	237.4%	203.1%	160.7%	165.6%	115.3%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Bond & Mortgage Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.35	$11.96	$12.09	$12.04	$12.31
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.51	0.61	0.67	0.58	0.50
Net Realized and Unrealized Gain (Loss) on Investments	1.34	(2.55)	(0.27)	(0.04)	(0.20)
Total From Investment Operations	1.85	(1.94)	0.40	0.54	0.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(1.16)	(0.67)	(0.53)	(0.49)	(0.57)
Total Dividends and Distributions	(1.16)	(0.67)	(0.53)	(0.49)	(0.57)
Net Asset Value, End of Period	$10.04	$9.35	$11.96	$12.09	$12.04

Total Return(b)	20.91%	(17.06)%	3.41%	4.65%	2.50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$333,964	$330,330	$473,797	$414,833	$338,044
Ratio of Expenses to Average Net Assets	0.45%	0.42%	0.42%	0.52%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)	N/A	N/A	N/A	0.44%	N/A
Ratio of Net Investment Income to Average Net Assets	5.27%	5.66%	5.61%	4.97%	4.21%
Portfolio Turnover Rate	432.6%	305.9%	256.8%	271.8%	176.2%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

2009(a)
Diversified Balanced Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–
Total From Investment Operations	–
Net Asset Value, End of Period	$10.00

Total Return(c)	0.00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10
Ratio of Expenses to Average Net Assets	0.31%(e)
Ratio of Gross Expenses to Average Net Assets	107.09%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.31)%(e)
Portfolio Turnover Rate	0.0%(e)

2009(a)
Diversified Growth Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–
Total From Investment Operations	–
Net Asset Value, End of Period	$10.00

Total Return(c)	0.00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10
Ratio of Expenses to Average Net Assets	0.31%(e)
Ratio of Gross Expenses to Average Net Assets	181.70%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.31)%(e)
Portfolio Turnover Rate	0.0%(e)

(a) Period from December 30, 2009, date operations commenced, through December 31, 2009.
(b) Calculated based on average shares outstanding during the period.
(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Diversified International Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.25	$21.67	$20.64	$16.83	$13.75
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.18	0.31	0.30	0.25	0.18
Net Realized and Unrealized Gain (Loss) on Investments	2.28	(8.44)	2.96	4.31	3.05
Total From Investment Operations	2.46	(8.13)	3.26	4.56	3.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.30)	(0.21)	(0.23)	(0.15)
Distributions from Realized Gains	–	(3.99)	(2.02)	(0.52)	–
Total Dividends and Distributions	(0.47)	(4.29)	(2.23)	(0.75)	(0.15)
Net Asset Value, End of Period	$11.24	$9.25	$21.67	$20.64	$16.83

Total Return(b)	27.30%	(46.22)%	16.09%	27.96%	23.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$364,176	$286,421	$576,345	$409,020	$293,647
Ratio of Expenses to Average Net Assets	0.91%	0.92%(c)	0.90%(c)	0.91%	0.97%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.97%(d)
Ratio of Net Investment Income to Average Net Assets	1.85%	2.07%	1.41%	1.34%	1.27%
Portfolio Turnover Rate	105.5%	100.4%	113.8%(e)	107.0%	121.2%

	2009	2008	2007(f)
Diversified International Account
Class 2 shares
Net Asset Value, Beginning of Period	$9.27	$21.71	$20.27
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.15	0.31	0.23
Net Realized and Unrealized Gain (Loss) on Investments	2.29	(8.51)	3.38
Total From Investment Operations	2.44	(8.20)	3.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)	(0.25)	(0.15)
Distributions from Realized Gains	–	(3.99)	(2.02)
Total Dividends and Distributions	(0.39)	(4.24)	(2.17)
Net Asset Value, End of Period	$11.32	$9.27	$21.71

Total Return(b)	26.84%	(46.37)%	18.09%(g)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,427	$2,338	$8,072
Ratio of Expenses to Average Net Assets	1.16%	1.17%(c)	1.15%(c),(h)
Ratio of Net Investment Income to Average Net Assets	1.59%	1.91%	1.09%(h)
Portfolio Turnover Rate	105.5%	100.4%	113.8%(e),(h)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Expense ratio without reimbursement from custodian.
(e) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.
(f) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through
January 8, 2007.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Equity Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$11.60	$19.32	$19.39	$17.64	$16.26
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.39	0.44	0.40	0.32	0.40
Net Realized and Unrealized Gain (Loss) on Investments	1.84	(6.53)	0.66	2.71	1.26
Total From Investment Operations	2.23	(6.09)	1.06	3.03	1.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.68)	(0.41)	(0.20)	(0.33)	(0.28)
Distributions from Realized Gains	–	(1.22)	(0.93)	(0.95)	–
Total Dividends and Distributions	(0.68)	(1.63)	(1.13)	(1.28)	(0.28)
Net Asset Value, End of Period	$13.15	$11.60	$19.32	$19.39	$17.64

Total Return(b)	20.00%	(33.94)%	5.24%	18.17%	10.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$392,951	$304,321	$513,914	$296,113	$237,482
Ratio of Expenses to Average Net Assets	0.54%	0.51%(c)	0.49%(c)	0.66%	0.66%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.66%(d)	0.66%(d)
Ratio of Net Investment Income to Average Net Assets	3.33%	2.86%	2.01%	1.74%	2.40%
Portfolio Turnover Rate	44.0%	86.8%	84.0%(e)	87.0%	46.0%

	2009	2008	2007	2006	2005
Equity Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$11.50	$19.17	$19.24	$17.53	$16.18
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.35	0.40	0.34	0.27	0.36
Net Realized and Unrealized Gain (Loss) on Investments	1.85	(6.49)	0.67	2.69	1.24
Total From Investment Operations	2.20	(6.09)	1.01	2.96	1.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.60)	(0.36)	(0.15)	(0.30)	(0.25)
Distributions from Realized Gains	–	(1.22)	(0.93)	(0.95)	–
Total Dividends and Distributions	(0.60)	(1.58)	(1.08)	(1.25)	(0.25)
Net Asset Value, End of Period	$13.10	$11.50	$19.17	$19.24	$17.53

Total Return(b)	19.76%	(34.12)%	5.00%	17.86%	9.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,836	$34,738	$76,666	$70,163	$41,976
Ratio of Expenses to Average Net Assets	0.79%	0.76%(c)	0.74%(c)	0.91%	0.91%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.91%(d)	0.91%(d)
Ratio of Net Investment Income to Average Net Assets	3.08%	2.57%	1.74%	1.49%	2.15%
Portfolio Turnover Rate	44.0%	86.8%	84.0%(e)	87.0%	46.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Expense ratio without reimbursement from custodian.
(e) Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Government & High Quality Bond Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.64	$11.36	$11.36	$11.36	$11.64
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.42	0.53	0.55	0.50	0.44
Net Realized and Unrealized Gain (Loss) on Investments	0.11	(0.70)	(0.02)	(0.04)	(0.21)
Total From Investment Operations	0.53	(0.17)	0.53	0.46	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.67)	(0.55)	(0.53)	(0.46)	(0.51)
Total Dividends and Distributions	(0.67)	(0.55)	(0.53)	(0.46)	(0.51)
Net Asset Value, End of Period	$10.50	$10.64	$11.36	$11.36	$11.36

Total Return(b)	5.29%	(1.63)%	4.90%	4.23%	2.01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$245,971	$271,429	$314,515	$305,203	$316,047
Ratio of Expenses to Average Net Assets	0.47%	0.45%	0.45%	0.56%	0.46%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)	N/A	N/A	N/A	0.46%	N/A
Ratio of Net Investment Income to Average Net Assets	4.05%	4.83%	4.85%	4.54%	3.88%
Portfolio Turnover Rate	120.7%	240.4%	243.8%	246.9%	262.1%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.36	$10.46	$10.55	$10.69	$11.08
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.62	0.59	0.60	0.61	0.60
Net Realized and Unrealized Gain (Loss) on Investments	1.03	(0.93)	0.01	(0.13)	(0.34)
Total From Investment Operations	1.65	(0.34)	0.61	0.48	0.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(1.03)	(0.75)	(0.68)	(0.61)	(0.65)
Distributions from Realized Gains	(0.01)	(0.01)	(0.02)	(0.01)	–
Total Dividends and Distributions	(1.04)	(0.76)	(0.70)	(0.62)	(0.65)
Net Asset Value, End of Period	$9.97	$9.36	$10.46	$10.55	$10.69

Total Return(b)	18.37%	(3.47)%	5.90%	4.90%	2.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$196,424	$120,854	$170,478	$182,728	$185,140
Ratio of Expenses to Average Net Assets	0.51%	0.51%(c)	0.50%(c)	0.54%	0.54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.54%(d)	0.54%(d)
Ratio of Net Investment Income to Average Net Assets	6.33%	5.93%	5.76%	5.79%	5.50%
Portfolio Turnover Rate	23.6%	13.9%	9.1%	24.0%	13.0%

	2009	2008	2007	2006	2005
Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$9.30	$10.40	$10.49	$10.62	$11.01
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.59	0.56	0.59	0.58	0.57
Net Realized and Unrealized Gain (Loss) on Investments	1.04	(0.92)	(0.01)	(0.12)	(0.34)
Total From Investment Operations	1.63	(0.36)	0.58	0.46	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.97)	(0.73)	(0.65)	(0.58)	(0.62)
Distributions from Realized Gains	(0.01)	(0.01)	(0.02)	(0.01)	–
Total Dividends and Distributions	(0.98)	(0.74)	(0.67)	(0.59)	(0.62)
Net Asset Value, End of Period	$9.95	$9.30	$10.40	$10.49	$10.62

Total Return(b)	18.17%	(3.75)%	5.77%	4.59%	2.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,260	$7,912	$13,390	$16,474	$20,374
Ratio of Expenses to Average Net Assets	0.76%	0.76%(c)	0.75%(c)	0.79%	0.79%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.79%(d)	0.79%(d)
Ratio of Net Investment Income to Average Net Assets	6.11%	5.66%	5.68%	5.54%	5.25%
Portfolio Turnover Rate	23.6%	13.9%	9.1%	24.0%	13.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Expense ratio without reimbursement from custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
International Emerging Markets Account
Class 1 shares
Net Asset Value, Beginning of Period	$8.95	$27.61	$21.42	$16.02	$14.78
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.14	0.21	0.25	0.19	0.22
Net Realized and Unrealized Gain (Loss) on Investments	5.97	(11.50)	8.26	5.80	4.46
Total From Investment Operations	6.11	(11.29)	8.51	5.99	4.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.23)	(0.24)	–	(0.17)
Distributions from Realized Gains	–	(7.14)	(2.08)	(0.59)	(3.27)
Total Dividends and Distributions	(0.20)	(7.37)	(2.32)	(0.59)	(3.44)
Net Asset Value, End of Period	$14.86	$8.95	$27.61	$21.42	$16.02

Total Return(b)	68.65%	(54.86)%	42.11%	38.32%	34.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$170,508	$96,371	$226,564	$121,211	$71,639
Ratio of Expenses to Average Net Assets	1.35%	1.45%	1.41%	1.44%	1.60%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	1.60%(d)
Ratio of Net Investment Income to Average Net Assets	1.19%	1.23%	1.02%	1.04%	1.45%
Portfolio Turnover Rate	128.5%	133.3%	137.7%	127.0%	169.6%

	2009	2008	2007	2006	2005
International SmallCap Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.13	$22.42	$24.75	$22.50	$17.72
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.14	0.24	0.28	0.16	0.12
Net Realized and Unrealized Gain (Loss) on Investments	2.88	(9.64)	2.34	5.88	4.96
Total From Investment Operations	3.02	(9.40)	2.62	6.04	5.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.36)	(0.40)	(0.13)	(0.11)
Distributions from Realized Gains	–	(3.53)	(4.55)	(3.66)	(0.19)
Total Dividends and Distributions	(0.27)	(3.89)	(4.95)	(3.79)	(0.30)
Net Asset Value, End of Period	$11.88	$9.13	$22.42	$24.75	$22.50

Total Return(b)	33.74%	(50.29)%	9.23%	30.38%	29.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$101,980	$85,063	$198,887	$183,123	$143,454
Ratio of Expenses to Average Net Assets	1.31%(e)	1.34%	1.26%	1.27%	1.33%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.33%(d)
Ratio of Net Investment Income to Average Net Assets	1.39%	1.51%	1.14%	0.71%	0.63%
Portfolio Turnover Rate	124.6%	122.9%	120.6%	143.3%	132.3%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Excludes expense reimbursement from Manager.
(d) Expense ratio without reimbursement from custodian.
(e) Reflects Manager’s contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
LargeCap Blend Account II
Class 1 shares
Net Asset Value, Beginning of Period	$4.88	$12.59	$12.46	$11.19	$10.73
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.08	0.10	0.12	0.13	0.10
Net Realized and Unrealized Gain (Loss) on Investments	1.35	(3.07)	0.55	1.56	0.40
Total From Investment Operations	1.43	(2.97)	0.67	1.69	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.15)	(0.09)	(0.08)	–
Distributions from Realized Gains	–	(4.59)	(0.45)	(0.34)	(0.04)
Total Dividends and Distributions	(0.10)	(4.74)	(0.54)	(0.42)	(0.04)
Net Asset Value, End of Period	$6.21	$4.88	$12.59	$12.46	$11.19

Total Return(b)	29.67%	(36.41)%	5.21%	15.72%	4.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$183,485	$159,837	$271,426	$202,369	$135,072
Ratio of Expenses to Average Net Assets	0.75%(c)	0.77%(c)	0.74%(c)	0.76%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.30%	0.96%	1.09%	0.96%
Portfolio Turnover Rate	79.0%	62.7%	80.0%(d)	50.7%	44.1%

	2009	2008	2007(e)
LargeCap Blend Account II
Class 2 shares
Net Asset Value, Beginning of Period	$4.89	$12.59	$12.42
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.07	0.08	0.09
Net Realized and Unrealized Gain (Loss) on Investments	1.35	(3.07)	0.59
Total From Investment Operations	1.42	(2.99)	0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.12)	(0.06)
Distributions from Realized Gains	–	(4.59)	(0.45)
Total Dividends and Distributions	(0.07)	(4.71)	(0.51)
Net Asset Value, End of Period	$6.24	$4.89	$12.59

Total Return(b)	29.28%	(36.50)%	5.28%(f)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$832	$875	$2,727
Ratio of Expenses to Average Net Assets	1.00%(c)	1.02%(c)	0.99%(c),(g)
Ratio of Net Investment Income to Average Net Assets	1.27%	1.00%	0.69%(g)
Portfolio Turnover Rate	79.0%	62.7%	80.0%(d),(g)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.
(e) Period from January 9, 2007 through December 31, 2007. Class 2 shares recognized $.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
LargeCap Growth Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.14	$17.92	$14.57	$13.29	$11.94
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	0.07	0.05	0.09	0.03
Net Realized and Unrealized Gain (Loss) on Investments	2.72	(7.78)	3.33	1.23	1.40
Total From Investment Operations	2.72	(7.71)	3.38	1.32	1.43
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.07)	(0.03)	(0.04)	(0.08)
Total Dividends and Distributions	(0.08)	(0.07)	(0.03)	(0.04)	(0.08)
Net Asset Value, End of Period	$12.78	$10.14	$17.92	$14.57	$13.29

Total Return(b)	27.01%	(43.16)%	23.20%	9.92%	12.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$241,670	$173,642	$395,726	$128,867	$124,254
Ratio of Expenses to Average Net Assets	0.69%	0.69%(c)	0.68%(c)	0.61%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.50%	0.34%	0.63%	0.26%
Portfolio Turnover Rate	89.5%	87.6%	105.4%(d)	99.3%	78.3%

	2009	2008	2007(e)
LargeCap Growth Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.13	$17.90	$14.63
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0.03)	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	2.74	(7.78)	3.26
Total From Investment Operations	2.71	(7.74)	3.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	(0.03)	–
Total Dividends and Distributions	(0.04)	(0.03)	–
Net Asset Value, End of Period	$12.80	$10.13	$17.90

Total Return(b)	26.80%	(43.30)%	22.35%(f)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$635	$538	$1,372
Ratio of Expenses to Average Net Assets	0.94%	0.94%(c)	0.93%(c),(g)
Ratio of Net Investment Income to Average Net Assets	(0.24)%	0.24%	0.09%(g)
Portfolio Turnover Rate	89.5%	87.6%	105.4%(d),(g)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth Fund.
(e) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.21 per share from January 3, 2007 through
January 8, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
LargeCap Growth Account I
Class 1 shares
Net Asset Value, Beginning of Period	$11.72	$19.76	$18.30	$17.23	$16.02
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.02	–	0.03	0.10	–
Net Realized and Unrealized Gain (Loss) on Investments	6.16	(8.01)	1.53	0.97	1.21
Total From Investment Operations	6.18	(8.01)	1.56	1.07	1.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.03)	(0.10)	–	–
Total Dividends and Distributions	(0.01)	(0.03)	(0.10)	–	–
Net Asset Value, End of Period	$17.89	$11.72	$19.76	$18.30	$17.23

Total Return(b)	52.71%	(40.60)%	8.52%	6.21%	7.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$221,953	$157,138	$301,223	$270,071	$274,192
Ratio of Expenses to Average Net Assets	0.78%(c)	0.77%	0.75%	0.76%	0.77%
Ratio of Net Investment Income to Average Net Assets	0.11%	(0.01)%	0.14%	0.60%	0.00%
Portfolio Turnover Rate	87.8%	58.1%	56.5%	52.1%	51.6%

	2009	2008	2007	2006	2005
LargeCap S&P 500 Index Account
Class 1 shares
Net Asset Value, Beginning of Period	$6.52	$10.83	$10.44	$9.16	$8.77
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.14	0.18	0.19	0.16	0.13
Net Realized and Unrealized Gain (Loss) on Investments	1.53	(4.05)	0.35	1.25	0.26
Total From Investment Operations	1.67	(3.87)	0.54	1.41	0.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.31)	(0.22)	(0.15)	(0.13)	–
Distributions from Realized Gains	–	(0.22)	–	–	–
Total Dividends and Distributions	(0.31)	(0.44)	(0.15)	(0.13)	–
Net Asset Value, End of Period	$7.88	$6.52	$10.83	$10.44	$9.16

Total Return(b)	26.31%	(37.10)%	5.15%	15.57%	4.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$116,266	$97,677	$195,489	$221,327	$179,143
Ratio of Expenses to Average Net Assets	0.27%	0.27%	0.26%	0.26%	0.38%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	–	–	0.38%
Ratio of Net Investment Income to Average Net Assets	2.05%	2.02%	1.73%	1.68%	1.52%
Portfolio Turnover Rate	15.9%	13.8%	12.7%	12.5%	13.1%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
LargeCap Value Account
Class 1 shares
Net Asset Value, Beginning of Period	$19.29	$34.70	$37.34	$34.59	$32.39
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.42	0.59	0.63	0.59	0.54
Net Realized and Unrealized Gain (Loss) on Investments	2.60	(11.32)	(0.46)	5.74	1.66
Total From Investment Operations	3.02	(10.73)	0.17	6.33	2.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.97)	(0.68)	(0.61)	(0.57)	–
Distributions from Realized Gains	–	(4.00)	(2.20)	(3.01)	–
Total Dividends and Distributions	(0.97)	(4.68)	(2.81)	(3.58)	–
Net Asset Value, End of Period	$21.34	$19.29	$34.70	$37.34	$34.59

Total Return(b)	16.30%	(35.16)%	(0.10)%	19.95%	6.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$154,829	$145,811	$270,351	$292,503	$258,490
Ratio of Expenses to Average Net Assets	0.61%	0.61%	0.60%	0.60%	0.61%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.18%	1.70%	1.73%	1.62%
Portfolio Turnover Rate	144.8%	133.5%	107.5%	85.9%	120.9%

	2009	2008	2007	2006	2005
LargeCap Value Account III
Class 1 shares
Net Asset Value, Beginning of Period	$7.49	$13.47	$14.65	$12.45	$11.88
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.14	0.23	0.28	0.23	0.18
Net Realized and Unrealized Gain (Loss) on Investments	1.31	(5.47)	(0.75)	2.38	0.46
Total From Investment Operations	1.45	(5.24)	(0.47)	2.61	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)	(0.25)	(0.19)	(0.15)	–
Distributions from Realized Gains	–	(0.49)	(0.52)	(0.26)	(0.07)
Total Dividends and Distributions	(0.28)	(0.74)	(0.71)	(0.41)	(0.07)
Net Asset Value, End of Period	$8.66	$7.49	$13.47	$14.65	$12.45

Total Return(b)	19.80%	(40.78)%	(3.71)%	21.55%	5.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$227,530	$185,807	$221,684	$200,745	$122,221
Ratio of Expenses to Average Net Assets	0.75%(c)	0.76%	0.75%	0.76%	0.77%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.28%	1.94%	1.77%	1.52%
Portfolio Turnover Rate	95.8%	56.5%	21.0%	21.5%	19.7%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
MidCap Blend Account
Class 1 shares
Net Asset Value, Beginning of Period	$24.93	$42.05	$42.26	$42.54	$39.63
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.21	0.18	0.21	0.27	0.45
Net Realized and Unrealized Gain (Loss) on Investments	7.83	(12.82)	3.96	5.11	3.12
Total From Investment Operations	8.04	(12.64)	4.17	5.38	3.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.23)	(0.28)	(0.46)	–
Distributions from Realized Gains	(1.48)	(4.25)	(4.10)	(5.20)	(0.66)
Total Dividends and Distributions	(1.72)	(4.48)	(4.38)	(5.66)	(0.66)
Net Asset Value, End of Period	$31.25	$24.93	$42.05	$42.26	$42.54

Total Return(b)	33.76%	(33.92)%	9.45%	14.23%	9.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$379,151	$269,185	$472,587	$457,649	$420,812
Ratio of Expenses to Average Net Assets	0.61%	0.58%	0.56%	0.57%	0.58%
Ratio of Net Investment Income to Average Net Assets	0.79%	0.50%	0.49%	0.68%	1.13%
Portfolio Turnover Rate	25.4%	19.6%	28.0%	40.8%	49.9%

	2009(c)
MidCap Blend Account
Class 2 shares
Net Asset Value, Beginning of Period	$28.70
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.14
Net Realized and Unrealized Gain (Loss) on Investments	2.39
Total From Investment Operations	2.53
Net Asset Value, End of Period	$31.23

Total Return(b)	8.82%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,010
Ratio of Expenses to Average Net Assets	0.83%(e)
Ratio of Net Investment Income to Average Net Assets	1.43%(e)
Portfolio Turnover Rate	25.4%(e)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Period from September 9, 2009, date operations commenced, through December 31, 2009.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
MidCap Growth Account I
Class 1 shares
Net Asset Value, Beginning of Period	$6.01	$11.61	$11.95	$11.19	$9.84
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.03	0.01	0.01	0.01	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	2.08	(4.21)	1.33	1.06	1.37
Total From Investment Operations	2.11	(4.20)	1.34	1.07	1.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.01)	(0.01)	–	–
Distributions from Realized Gains	–	(1.39)	(1.67)	(0.31)	–
Total Dividends and Distributions	(0.01)	(1.40)	(1.68)	(0.31)	–
Net Asset Value, End of Period	$8.11	$6.01	$11.61	$11.95	$11.19

Total Return(b)	35.15%	(41.14)%	10.78%	9.65%	13.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$50,570	$40,422	$79,882	$74,846	$68,471
Ratio of Expenses to Average Net Assets	0.92%	0.93%	0.91%	0.92%	0.92%
Ratio of Net Investment Income to Average Net Assets	0.41%	0.08%	0.09%	0.12%	(0.15)%
Portfolio Turnover Rate	79.8%	97.9%	108.1%	136.2%	97.0%

	2009	2008	2007	2006	2005
MidCap Value Account II
Class 1 shares
Net Asset Value, Beginning of Period	$7.88	$15.23	$16.77	$16.57	$15.38
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.12	0.15	0.12	0.12	0.05
Net Realized and Unrealized Gain (Loss) on Investments	2.52	(6.33)	(0.10)	1.91	1.53
Total From Investment Operations	2.64	(6.18)	0.02	2.03	1.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.11)	(0.11)	(0.04)	–
Distributions from Realized Gains	–	(1.06)	(1.45)	(1.79)	(0.39)
Total Dividends and Distributions	(0.15)	(1.17)	(1.56)	(1.83)	(0.39)
Net Asset Value, End of Period	$10.37	$7.88	$15.23	$16.77	$16.57

Total Return(b)	34.13%	(43.92)%	(1.04)%	13.27%	10.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$96,238	$80,587	$150,918	$142,116	$112,437
Ratio of Expenses to Average Net Assets	1.01%(c)	1.06%(c)	1.06%	1.06%	1.07%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.22%	0.73%	0.78%	0.32%
Portfolio Turnover Rate	164.4%	157.7%	146.7%	150.6%	90.6%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Money Market Account
Class 1 shares
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	0.03	0.05	0.05	0.03
Total From Investment Operations	–	0.03	0.05	0.05	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	(0.05)	(0.05)	(0.03)
Total Dividends and Distributions	–	(0.03)	(0.05)	(0.05)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(b)	0.22%	2.58%	4.94%	4.67%	2.69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$381,238	$455,594	$272,347	$180,210	$150,653
Ratio of Expenses to Average Net Assets	0.42%	0.45%(c)	0.47%(c)	0.49%	0.61%
Ratio of Gross Expenses to Average Net Assets	0.45%(g)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0.24%	2.47%	4.81%	4.59%	2.66%

	2009	2008	2007(d)
Money Market Account
Class 2 shares
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	–	0.02	0.04
Total From Investment Operations	–	0.02	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.02)	(0.04)
Total Dividends and Distributions	–	(0.02)	(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return(b)	0.18%	2.33%	4.59%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,229	$15,013	$4,646
Ratio of Expenses to Average Net Assets	0.49%	0.70%(c)	0.72%(c),(f)
Ratio of Gross Expenses to Average Net Assets	0.70%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	0.27%	2.13%	4.55%(f)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from January 8, 2007, date operations commenced, through December 31, 2007.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager and/or Underwriter.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Mortgage Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.28	$10.49	$10.41	$10.47	$10.71
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.43	0.48	0.49	0.47	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.22	(0.01)	0.16	(0.03)	(0.22)
Total From Investment Operations	0.65	0.47	0.65	0.44	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.86)	(0.68)	(0.57)	(0.50)	(0.48)
Total Dividends and Distributions	(0.86)	(0.68)	(0.57)	(0.50)	(0.48)
Net Asset Value, End of Period	$10.07	$10.28	$10.49	$10.41	$10.47

Total Return(b)	6.47%	4.68%	6.58%	4.45%	2.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$233,789	$152,711	$226,615	$259,054	$266,902
Ratio of Expenses to Average Net Assets	0.50%	0.51%(c)	0.50%(c)	0.53%	0.54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.53%(d)	0.54%(d)
Ratio of Net Investment Income to Average Net Assets	4.18%	4.63%	4.73%	4.54%	4.39%
Portfolio Turnover Rate	22.4%	9.9%	6.2%	16.0%	33.0%

	2009	2008	2007	2006	2005
Mortgage Securities Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.26	$10.47	$10.39	$10.43	$10.66
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.41	0.45	0.46	0.44	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.21	(0.01)	0.17	(0.02)	(0.22)
Total From Investment Operations	0.62	0.44	0.63	0.42	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.79)	(0.65)	(0.55)	(0.46)	(0.44)
Total Dividends and Distributions	(0.79)	(0.65)	(0.55)	(0.46)	(0.44)
Net Asset Value, End of Period	$10.09	$10.26	$10.47	$10.39	$10.43

Total Return(b)	6.21%	4.41%	6.21%	4.22%	2.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,675	$2,085	$3,322	$5,041	$8,742
Ratio of Expenses to Average Net Assets	0.75%	0.76%(c)	0.75%(c)	0.78%	0.79%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.78%(d)	0.79%(d)
Ratio of Net Investment Income to Average Net Assets	3.99%	4.38%	4.47%	4.29%	4.14%
Portfolio Turnover Rate	22.4%	9.9%	6.2%	16.0%	33.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Expense ratio without reimbursement from custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Principal Capital Appreciation Account(a)
Class 1 shares
Net Asset Value, Beginning of Period	$15.05	$25.13	$24.06	$22.04	$20.45
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.17	0.15	0.20	0.15	0.13
Net Realized and Unrealized Gain (Loss) on Investments	4.28	(7.79)	1.89	2.45	1.61
Total From Investment Operations	4.45	(7.64)	2.09	2.60	1.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.24)	(0.18)	(0.12)	(0.15)
Distributions from Realized Gains	–	(2.20)	(0.84)	(0.46)	–
Total Dividends and Distributions	(0.27)	(2.44)	(1.02)	(0.58)	(0.15)
Net Asset Value, End of Period	$19.23	$15.05	$25.13	$24.06	$22.04

Total Return(c)	29.82%	(33.37)%	8.73%	12.03%	8.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$94,039	$65,187	$128,486	$152,592	$130,071
Ratio of Expenses to Average Net Assets	0.64%	0.64%(d)	0.63%(d)	0.67%	0.68%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.67%(e)	0.68%(e)
Ratio of Net Investment Income to Average Net Assets	1.02%	0.76%	0.81%	0.66%	0.62%
Portfolio Turnover Rate	23.6%	14.6%	16.6%	18.0%	18.0%

	2009	2008	2007	2006	2005
Principal Capital Appreciation Account(a)
Class 2 shares
Net Asset Value, Beginning of Period	$14.94	$24.97	$23.91	$21.92	$20.35
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.12	0.10	0.13	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	4.27	(7.75)	1.89	2.43	1.60
Total From Investment Operations	4.39	(7.65)	2.02	2.53	1.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.18)	(0.12)	(0.08)	(0.11)
Distributions from Realized Gains	–	(2.20)	(0.84)	(0.46)	–
Total Dividends and Distributions	(0.16)	(2.38)	(0.96)	(0.54)	(0.11)
Net Asset Value, End of Period	$19.17	$14.94	$24.97	$23.91	$21.92

Total Return(c)	29.54%	(33.56)%	8.46%	11.75%	8.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,139	$6,970	$15,662	$16,954	$10,823
Ratio of Expenses to Average Net Assets	0.89%	0.89%(d)	0.88%(d)	0.92%	0.93%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.92%(e)	0.93%(e)
Ratio of Net Investment Income to Average Net Assets	0.76%	0.49%	0.55%	0.41%	0.37%
Portfolio Turnover Rate	23.6%	14.6%	16.6%	18.0%	18.0%

(a) Effective June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.
(b) Calculated based on average shares outstanding during the period.
(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d) Reflects Manager's contractual expense limit.
(e) Expense ratio without reimbursement from custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Principal LifeTime 2010 Account
Class 1 shares
Net Asset Value, Beginning of Period	$8.07	$12.94	$12.76	$11.37	$10.84
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.47	0.38	0.67	0.25	0.02
Net Realized and Unrealized Gain (Loss) on Investments	1.49	(4.02)	(0.19)	1.15	0.59
Total From Investment Operations	1.96	(3.64)	0.48	1.40	0.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)	(0.47)	(0.16)	(0.01)	(0.01)
Distributions from Realized Gains	(0.02)	(0.76)	(0.14)	–	(0.07)
Total Dividends and Distributions	(0.40)	(1.23)	(0.30)	(0.01)	(0.08)
Net Asset Value, End of Period	$9.63	$8.07	$12.94	$12.76	$11.37

Total Return(b)	25.07%	(30.91)%	3.74%	12.30%	5.70%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$43,345	$32,113	$44,891	$26,936	$12,930
Ratio of Expenses to Average Net Assets(c)	0.08%	0.15%(d)	0.13%(d)	0.16%	0.16%
Ratio of Gross Expenses to Average Net Assets(c),(e)	–	–	–	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	5.53%	3.58%	5.13%	2.09%	0.22%
Portfolio Turnover Rate	29.3%	26.0%	67.0%	31.5%	4.3%

	2009	2008	2007	2006	2005
Principal LifeTime 2020 Account
Class 1 shares
Net Asset Value, Beginning of Period	$8.11	$13.86	$13.37	$11.61	$10.97
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.43	0.33	0.71	0.15	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	1.74	(4.58)	(0.06)	1.61	0.75
Total From Investment Operations	2.17	(4.25)	0.65	1.76	0.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.31)	(0.51)	(0.07)	–	(0.02)
Distributions from Realized Gains	–	(0.99)	(0.09)	–	(0.08)
Total Dividends and Distributions	(0.31)	(1.50)	(0.16)	–	(0.10)
Net Asset Value, End of Period	$9.97	$8.11	$13.86	$13.37	$11.61

Total Return(b)	27.49%	(34.16)%	4.87%	15.16%	6.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$177,887	$126,555	$179,244	$98,599	$26,753
Ratio of Expenses to Average Net Assets(c)	0.08%	0.13%(d)	0.12%(d)	0.13%	0.13%
Ratio of Gross Expenses to Average Net Assets(c),(e)	–	–	–	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	4.98%	3.00%	5.12%	1.23%	(0.10)%
Portfolio Turnover Rate	20.7%	14.6%	60.3%	13.2%	3.1%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Account invests.
(d) Reflects Manager's contractual expense limit.
(e) Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Principal LifeTime 2030 Account
Class 1 shares
Net Asset Value, Beginning of Period	$7.86	$13.99	$13.35	$11.63	$10.97
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.35	0.29	0.71	0.12	0.01
Net Realized and Unrealized Gain (Loss) on Investments	1.83	(4.85)	0.09	1.60	0.73
Total From Investment Operations	2.18	(4.56)	0.80	1.72	0.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.50)	(0.06)	–	(0.02)
Distributions from Realized Gains	(0.01)	(1.07)	(0.10)	–	(0.06)
Total Dividends and Distributions	(0.19)	(1.57)	(0.16)	–	(0.08)
Net Asset Value, End of Period	$9.85	$7.86	$13.99	$13.35	$11.63

Total Return(b)	28.22%	(36.42)%	5.97%	14.83%	6.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$64,909	$25,504	$31,304	$15,224	$3,918
Ratio of Expenses to Average Net Assets(c)	0.07%	0.16%(d)	0.13%(d)	0.16%	0.16%
Ratio of Gross Expenses to Average Net Assets(c),(e)	–	–	–	0.21%	0.38%
Ratio of Net Investment Income to Average Net Assets	4.12%	2.63%	5.11%	0.95%	0.08%
Portfolio Turnover Rate	8.3%	18.0%	66.7%	37.8%	11.5%

	2009	2008	2007	2006	2005
Principal LifeTime 2040 Account
Class 1 shares
Net Asset Value, Beginning of Period	$7.94	$14.37	$13.60	$11.82	$11.09
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.28	0.26	0.75	0.11	0.01
Net Realized and Unrealized Gain (Loss) on Investments	2.02	(5.22)	0.14	1.67	0.79
Total From Investment Operations	2.30	(4.96)	0.89	1.78	0.80
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.45)	(0.05)	–	(0.02)
Distributions from Realized Gains	–	(1.02)	(0.07)	–	(0.05)
Total Dividends and Distributions	(0.24)	(1.47)	(0.12)	–	(0.07)
Net Asset Value, End of Period	$10.00	$7.94	$14.37	$13.60	$11.82

Total Return(b)	29.55%	(38.16)%	6.54%	15.13%	7.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,935	$11,368	$16,244	$7,256	$1,893
Ratio of Expenses to Average Net Assets(c)	0.08%(d)	0.13%(d)	0.13%(d)	0.13%	0.13%
Ratio of Gross Expenses to Average Net Assets(c),(e)	–	–	–	0.32%	0.56%
Ratio of Net Investment Income to Average Net Assets	3.31%	2.28%	5.27%	0.83%	0.12%
Portfolio Turnover Rate	18.6%	22.6%	72.7%	29.8%	18.2%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Account invests.
(d) Reflects Manager's contractual expense limit.
(e) Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Principal LifeTime 2050 Account
Class 1 shares
Net Asset Value, Beginning of Period	$7.80	$14.48	$13.68	$11.85	$11.09
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.25	0.24	0.73	0.08	0.01
Net Realized and Unrealized Gain (Loss) on Investments	2.05	(5.30)	0.18	1.75	0.82
Total From Investment Operations	2.30	(5.06)	0.91	1.83	0.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.48)	(0.03)	–	(0.02)
Distributions from Realized Gains	–	(1.14)	(0.08)	–	(0.05)
Total Dividends and Distributions	(0.21)	(1.62)	(0.11)	–	(0.07)
Net Asset Value, End of Period	$9.89	$7.80	$14.48	$13.68	$11.85

Total Return(b)	30.04%	(39.05)%	6.62%	15.49%	7.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,778	$7,231	$9,500	$5,210	$1,160
Ratio of Expenses to Average Net Assets(c)	0.08%(d)	0.12%(d)	0.12%(d)	0.12%	0.12%
Ratio of Gross Expenses to Average Net Assets(c),(e)	–	–	–	0.44%	1.11%
Ratio of Net Investment Income to Average Net Assets	2.98%	2.12%	5.06%	0.63%	0.11%
Portfolio Turnover Rate	16.8%	16.1%	93.1%	36.4%	4.2%

	2009	2008	2007	2006	2005
Principal LifeTime Strategic Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$8.64	$12.12	$12.15	$11.05	$10.68
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.57	0.52	0.61	0.27	0.06
Net Realized and Unrealized Gain (Loss) on Investments	1.00	(3.25)	(0.36)	0.86	0.46
Total From Investment Operations	1.57	(2.73)	0.25	1.13	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.42)	(0.17)	(0.02)	(0.03)
Distributions from Realized Gains	(0.08)	(0.33)	(0.11)	(0.01)	(0.12)
Total Dividends and Distributions	(0.55)	(0.75)	(0.28)	(0.03)	(0.15)
Net Asset Value, End of Period	$9.66	$8.64	$12.12	$12.15	$11.05

Total Return(b)	18.95%	(23.89)%	2.12%	10.26%	4.96%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,877	$17,064	$21,210	$12,655	$5,463
Ratio of Expenses to Average Net Assets(c)	0.08%(d)	0.14%(d)	0.13%(d)	0.14%	0.14%
Ratio of Gross Expenses to Average Net Assets(c),(e)	–	–	–	0.21%	0.27%
Ratio of Net Investment Income to Average Net Assets	6.39%	4.93%	5.03%	2.36%	0.60%
Portfolio Turnover Rate	36.6%	26.8%	54.4%	20.9%	8.4%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Account invests.
(d) Reflects Manager's contractual expense limit.
(e) Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Real Estate Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$8.75	$19.06	$26.09	$20.51	$17.88
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.25	0.25	0.35	0.23	0.40
Net Realized and Unrealized Gain (Loss) on Investments	2.19	(4.11)	(4.45)	6.84	2.39
Total From Investment Operations	2.44	(3.86)	(4.10)	7.07	2.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)	(0.41)	(0.20)	(0.39)	–
Distributions from Realized Gains	–	(6.04)	(2.73)	(1.10)	(0.16)
Total Dividends and Distributions	(0.36)	(6.45)	(2.93)	(1.49)	(0.16)
Net Asset Value, End of Period	$10.83	$8.75	$19.06	$26.09	$20.51

Total Return(b)	28.92%	(32.86)%	(17.69)%	36.61%	15.85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$160,251	$127,836	$204,752	$255,955	$178,922
Ratio of Expenses to Average Net Assets	0.90%	0.89%(c)	0.86%(c)	0.87%	0.89%
Ratio of Net Investment Income to Average Net Assets	2.96%	1.77%	1.51%	1.01%	2.16%
Portfolio Turnover Rate	59.9%	47.2%	81.3%(d)	35.8%	23.6%

	2009	2008	2007(e)
Real Estate Securities Account
Class 2 shares
Net Asset Value, Beginning of Period	$8.76	$19.06	$25.65
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.22	0.20	0.27
Net Realized and Unrealized Gain (Loss) on Investments	2.22	(4.10)	(4.00)
Total From Investment Operations	2.44	(3.90)	(3.73)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.29)	(0.36)	(0.13)
Distributions from Realized Gains	–	(6.04)	(2.73)
Total Dividends and Distributions	(0.29)	(6.40)	(2.86)
Net Asset Value, End of Period	$10.91	$8.76	$19.06

Total Return(b)	28.69%	(33.01)%	(16.50)%(f)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$484	$568	$1,441
Ratio of Expenses to Average Net Assets	1.15%	1.14%(c)	1.11%(c),(g)
Ratio of Net Investment Income to Average Net Assets	2.68%	1.35%	1.17%(g)
Portfolio Turnover Rate	59.9%	47.2%	81.3%(d),(g)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.
(e) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through
January 8, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
SAM Balanced Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$11.95	$19.17	$18.09	$16.72	$16.08
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.64	0.62	0.64	0.41	0.36
Net Realized and Unrealized Gain (Loss) on Investments	2.05	(4.93)	0.92	1.33	0.59
Total From Investment Operations	2.69	(4.31)	1.56	1.74	0.95
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.52)	(0.71)	(0.48)	(0.37)	(0.31)
Distributions from Realized Gains	(0.39)	(2.20)	–	–	–
Total Dividends and Distributions	(0.91)	(2.91)	(0.48)	(0.37)	(0.31)
Net Asset Value, End of Period	$13.73	$11.95	$19.17	$18.09	$16.72

Total Return(b)	23.84%	(26.18)%	8.67%	10.61%	6.01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$728,979	$387,339	$481,245	$507,193	$462,438
Ratio of Expenses to Average Net Assets(c)	0.25%	0.25%(d)	0.23%(d)	0.27%	0.28%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	0.27%(e)	0.28%(e)
Ratio of Net Investment Income to Average Net Assets	5.19%	4.04%	3.40%	2.39%	2.26%
Portfolio Turnover Rate	3.2%	39.1%	42.1%	11.0%	4.0%

	2009	2008	2007	2006	2005
SAM Balanced Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$11.85	$19.04	$17.97	$16.61	$15.99
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.56	0.64	0.58	0.37	0.32
Net Realized and Unrealized Gain (Loss) on Investments	2.09	(4.97)	0.92	1.32	0.58
Total From Investment Operations	2.65	(4.33)	1.50	1.69	0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.66)	(0.43)	(0.33)	(0.28)
Distributions from Realized Gains	(0.39)	(2.20)	–	–	–
Total Dividends and Distributions	(0.86)	(2.86)	(0.43)	(0.33)	(0.28)
Net Asset Value, End of Period	$13.64	$11.85	$19.04	$17.97	$16.61

Total Return(b)	23.63%	(26.42)%	8.39%	10.38%	5.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$110,253	$113,639	$212,465	$224,203	$198,280
Ratio of Expenses to Average Net Assets(c)	0.50%	0.50%(d)	0.48%(d)	0.52%	0.53%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	0.52%(e)	0.53%(e)
Ratio of Net Investment Income to Average Net Assets	4.62%	4.09%	3.13%	2.14%	2.01%
Portfolio Turnover Rate	3.2%	39.1%	42.1%	11.0%	4.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Reflects Manager's contractual expense limit.
(e) Expense ratio without reimbursement from custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
SAM Conservative Balanced Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$9.49	$13.07	$12.74	$12.07	$11.82
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.65	0.50	0.52	0.39	0.35
Net Realized and Unrealized Gain (Loss) on Investments	1.29	(2.77)	0.43	0.64	0.18
Total From Investment Operations	1.94	(2.27)	0.95	1.03	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)	(0.47)	(0.45)	(0.33)	(0.28)
Distributions from Realized Gains	(0.15)	(0.84)	(0.17)	(0.03)	–
Total Dividends and Distributions	(0.49)	(1.31)	(0.62)	(0.36)	(0.28)
Net Asset Value, End of Period	$10.94	$9.49	$13.07	$12.74	$12.07

Total Return(b)	21.15%	(19.21)%	7.55%	8.83%	4.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$154,208	$74,246	$50,531	$43,249	$43,818
Ratio of Expenses to Average Net Assets(c)	0.25%	0.26%(d)	0.24%(d)	0.33%	0.38%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	0.33%(e)	0.38%(e)
Ratio of Net Investment Income to Average Net Assets	6.53%	4.51%	4.05%	3.22%	3.00%
Portfolio Turnover Rate	9.1%	46.1%	45.0%	11.0%	4.0%

	2009	2008	2007	2006	2005
SAM Conservative Balanced Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$9.41	$12.97	$12.64	$11.98	$11.75
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.56	0.57	0.49	0.36	0.32
Net Realized and Unrealized Gain (Loss) on Investments	1.33	(2.85)	0.43	0.64	0.17
Total From Investment Operations	1.89	(2.28)	0.92	1.00	0.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)	(0.44)	(0.42)	(0.31)	(0.26)
Distributions from Realized Gains	(0.15)	(0.84)	(0.17)	(0.03)	–
Total Dividends and Distributions	(0.45)	(1.28)	(0.59)	(0.34)	(0.26)
Net Asset Value, End of Period	$10.85	$9.41	$12.97	$12.64	$11.98

Total Return(b)	20.72%	(19.41)%	7.34%	8.50%	4.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,895	$17,277	$29,194	$32,716	$29,984
Ratio of Expenses to Average Net Assets(c)	0.50%	0.51%(d)	0.49%(d)	0.58%	0.63%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	0.58%(e)	0.63%(e)
Ratio of Net Investment Income to Average Net Assets	5.77%	4.95%	3.85%	2.97%	2.75%
Portfolio Turnover Rate	9.1%	46.1%	45.0%	11.0%	4.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Reflects Manager's contractual expense limit.
(e) Expense ratio without reimbursement from custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
SAM Conservative Growth Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$12.34	$21.18	$19.70	$17.85	$16.89
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.47	0.57	0.57	0.28	0.25
Net Realized and Unrealized Gain (Loss) on Investments	2.43	(6.78)	1.26	1.86	0.93
Total From Investment Operations	2.90	(6.21)	1.83	2.14	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.68)	(0.72)	(0.35)	(0.29)	(0.22)
Distributions from Realized Gains	(0.76)	(1.91)	–	–	–
Total Dividends and Distributions	(1.44)	(2.63)	(0.35)	(0.29)	(0.22)
Net Asset Value, End of Period	$13.80	$12.34	$21.18	$19.70	$17.85

Total Return(b)	25.70%	(33.11)%	9.29%	12.20%	7.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$128,572	$103,553	$251,682	$284,083	$293,378
Ratio of Expenses to Average Net Assets(c)	0.25%	0.25%(d)	0.23%(d)	0.28%	0.29%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	0.28%(e)	0.29%(e)
Ratio of Net Investment Income to Average Net Assets	3.82%	3.34%	2.74%	1.50%	1.47%
Portfolio Turnover Rate	12.0%	24.4%	46.8%	8.0%	9.0%

	2009	2008	2007	2006	2005
SAM Conservative Growth Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$12.24	$21.03	$19.56	$17.73	$16.80
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.43	0.57	0.51	0.23	0.21
Net Realized and Unrealized Gain (Loss) on Investments	2.41	(6.78)	1.26	1.86	0.91
Total From Investment Operations	2.84	(6.21)	1.77	2.09	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.63)	(0.67)	(0.30)	(0.26)	(0.19)
Distributions from Realized Gains	(0.76)	(1.91)	–	–	–
Total Dividends and Distributions	(1.39)	(2.58)	(0.30)	(0.26)	(0.19)
Net Asset Value, End of Period	$13.69	$12.24	$21.03	$19.56	$17.73

Total Return(b)	25.35%	(33.30)%	9.04%	11.95%	6.71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$81,513	$70,419	$129,346	$124,555	$94,662
Ratio of Expenses to Average Net Assets(c)	0.50%	0.50%(d)	0.48%(d)	0.53%	0.54%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	0.53%(e)	0.54%(e)
Ratio of Net Investment Income to Average Net Assets	3.55%	3.38%	2.47%	1.25%	1.22%
Portfolio Turnover Rate	12.0%	24.4%	46.8%	8.0%	9.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Reflects Manager's contractual expense limit.
(e) Expense ratio without reimbursement from custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
SAM Flexible Income Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$10.58	$14.36	$14.42	$14.08	$14.10
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.82	0.56	0.67	0.56	0.52
Net Realized and Unrealized Gain (Loss) on Investments	1.21	(2.25)	0.18	0.36	(0.05)
Total From Investment Operations	2.03	(1.69)	0.85	0.92	0.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.55)	(0.90)	(0.69)	(0.57)	(0.47)
Distributions from Realized Gains	(0.11)	(1.19)	(0.22)	(0.01)	(0.02)
Total Dividends and Distributions	(0.66)	(2.09)	(0.91)	(0.58)	(0.49)
Net Asset Value, End of Period	$11.95	$10.58	$14.36	$14.42	$14.08

Total Return(b)	19.95%	(13.76)%	6.09%	6.84%	3.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$156,696	$98,000	$113,970	$126,456	$143,367
Ratio of Expenses to Average Net Assets(c)	0.25%	0.25%(d)	0.24%(d)	0.29%	0.30%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	0.29%(e)	0.30%(e)
Ratio of Net Investment Income to Average Net Assets	7.39%	4.50%	4.66%	3.99%	3.74%
Portfolio Turnover Rate	20.1%	53.9%	28.4%	6.0%	5.0%

	2009	2008	2007	2006	2005
SAM Flexible Income Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$10.49	$14.26	$14.32	$13.98	$14.02
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.72	0.66	0.63	0.53	0.49
Net Realized and Unrealized Gain (Loss) on Investments	1.27	(2.38)	0.19	0.36	(0.07)
Total From Investment Operations	1.99	(1.72)	0.82	0.89	0.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.50)	(0.86)	(0.66)	(0.54)	(0.44)
Distributions from Realized Gains	(0.11)	(1.19)	(0.22)	(0.01)	(0.02)
Total Dividends and Distributions	(0.61)	(2.05)	(0.88)	(0.55)	(0.46)
Net Asset Value, End of Period	$11.87	$10.49	$14.26	$14.32	$13.98

Total Return(b)	19.63%	(14.02)%	5.86%	6.61%	3.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,043	$26,751	$53,025	$63,097	$79,487
Ratio of Expenses to Average Net Assets(c)	0.50%	0.50%(d)	0.49%(d)	0.54%	0.55%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	0.54%(e)	0.55%(e)
Ratio of Net Investment Income to Average Net Assets	6.58%	5.27%	4.39%	3.74%	3.49%
Portfolio Turnover Rate	20.1%	53.9%	28.4%	6.0%	5.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Reflects Manager's contractual expense limit.
(e) Expense ratio without reimbursement from custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
SAM Strategic Growth Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$12.28	$23.91	$22.07	$19.74	$18.45
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.42	0.44	0.55	0.23	0.19
Net Realized and Unrealized Gain (Loss) on Investments	2.82	(7.99)	1.57	2.32	1.22
Total From Investment Operations	3.24	(7.55)	2.12	2.55	1.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.50)	(0.76)	(0.28)	(0.22)	(0.12)
Distributions from Realized Gains	(0.19)	(3.32)	–	–	–
Total Dividends and Distributions	(0.69)	(4.08)	(0.28)	(0.22)	(0.12)
Net Asset Value, End of Period	$14.83	$12.28	$23.91	$22.07	$19.74

Total Return(b)	27.45%	(37.42)%	9.61%	13.06%	7.71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$66,315	$44,945	$150,975	$146,789	$136,966
Ratio of Expenses to Average Net Assets(c)	0.25%	0.25%(d)	0.24%(d)	0.29%	0.31%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	0.29%(e)	0.31%(e)
Ratio of Net Investment Income to Average Net Assets	3.25%	2.36%	2.34%	1.10%	1.01%
Portfolio Turnover Rate	8.1%	31.8%	45.7%	7.0%	9.0%

	2009	2008	2007	2006	2005
SAM Strategic Growth Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$12.20	$23.77	$21.95	$19.64	$18.38
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.37	0.50	0.47	0.17	0.14
Net Realized and Unrealized Gain (Loss) on Investments	2.80	(8.04)	1.57	2.32	1.22
Total From Investment Operations	3.17	(7.54)	2.04	2.49	1.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.45)	(0.71)	(0.22)	(0.18)	(0.10)
Distributions from Realized Gains	(0.19)	(3.32)	–	–	–
Total Dividends and Distributions	(0.64)	(4.03)	(0.22)	(0.18)	(0.10)
Net Asset Value, End of Period	$14.73	$12.20	$23.77	$21.95	$19.64

Total Return(b)	27.04%	(37.56)%	9.34%	12.77%	7.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$61,006	$48,224	$80,715	$69,965	$48,413
Ratio of Expenses to Average Net Assets(c)	0.50%	0.50%(d)	0.49%(d)	0.54%	0.56%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	0.54%(e)	0.56%(e)
Ratio of Net Investment Income to Average Net Assets	2.92%	2.81%	2.04%	0.85%	0.76%
Portfolio Turnover Rate	8.1%	31.8%	45.7%	7.0%	9.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Reflects Manager's contractual expense limit.
(e) Expense ratio without reimbursement from custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Short-Term Bond Account
Class 1 shares
Net Asset Value, Beginning of Period	$8.62	$10.23	$10.28	$10.11	$10.12
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.28	0.48	0.52	0.45	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.56	(1.63)	(0.21)	(0.01)	(0.15)
Total From Investment Operations	0.84	(1.15)	0.31	0.44	0.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.60)	(0.46)	(0.36)	(0.27)	(0.19)
Total Dividends and Distributions	(0.60)	(0.46)	(0.36)	(0.27)	(0.19)
Net Asset Value, End of Period	$8.86	$8.62	$10.23	$10.28	$10.11

Total Return(b)	10.22%	(11.68)%	3.07%	4.44%	1.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$130,230	$117,960	$156,830	$120,364	$83,822
Ratio of Expenses to Average Net Assets	0.50%	0.50%	0.49%	0.64%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)	N/A	N/A	N/A	0.52%	N/A
Ratio of Net Investment Income to Average Net Assets	3.20%	4.97%	5.08%	4.51%	3.26%
Portfolio Turnover Rate	69.3%	23.4%	37.9%	43.8%	74.3%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Short-Term Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$2.41	$2.50	$2.52	$2.52	$2.58
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.09	0.10	0.11	0.11	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.14	(0.11)	–	–	(0.06)
Total From Investment Operations	0.23	(0.01)	0.11	0.11	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.08)	(0.13)	(0.11)	(0.10)
Total Dividends and Distributions	(0.18)	(0.08)	(0.13)	(0.11)	(0.10)
Net Asset Value, End of Period	$2.46	$2.41	$2.50	$2.52	$2.52

Total Return(b)	9.94%	(0.57)%	4.50%	4.59%	1.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$74,934	$37,975	$76,165	$42,466	$47,221
Ratio of Expenses to Average Net Assets	0.51%	0.52%(c)	0.50%(c)	0.61%	0.60%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.61%(d)	0.60%(d)
Ratio of Net Investment Income to Average Net Assets	3.55%	4.05%	4.56%	4.30%	4.01%
Portfolio Turnover Rate	24.6%	40.1%	46.8%	13.0%	22.0%

	2009	2008	2007	2006	2005
Short-Term Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$2.39	$2.49	$2.51	$2.51	$2.56
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.08	0.09	0.11	0.10	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.15	(0.12)	(0.01)	–	(0.05)
Total From Investment Operations	0.23	(0.03)	0.10	0.10	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.07)	(0.12)	(0.10)	(0.09)
Total Dividends and Distributions	(0.17)	(0.07)	(0.12)	(0.10)	(0.09)
Net Asset Value, End of Period	$2.45	$2.39	$2.49	$2.51	$2.51

Total Return(b)	9.81%	(1.23)%	4.24%	4.24%	1.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,887	$1,662	$2,386	$3,221	$5,156
Ratio of Expenses to Average Net Assets	0.76%	0.77%(c)	0.75%(c)	0.86%	0.85%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.86%(d)	0.85%(d)
Ratio of Net Investment Income to Average Net Assets	3.36%	3.81%	4.33%	4.05%	3.76%
Portfolio Turnover Rate	24.6%	40.1%	46.8%	13.0%	22.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Expense ratio without reimbursement from custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
SmallCap Blend Account
Class 1 shares
Net Asset Value, Beginning of Period	$5.54	$9.82	$10.78	$10.22	$9.55
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.04	0.03	0.04	0.03	0.02
Net Realized and Unrealized Gain (Loss) on Investments	1.18	(3.28)	0.24	1.23	0.65
Total From Investment Operations	1.22	(3.25)	0.28	1.26	0.67
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	(0.04)	(0.03)	(0.02)	–
Distributions from Realized Gains	–	(0.99)	(1.21)	(0.68)	–
Total Dividends and Distributions	(0.04)	(1.03)	(1.24)	(0.70)	–
Net Asset Value, End of Period	$6.72	$5.54	$9.82	$10.78	$10.22

Total Return(b)	22.18%	(36.73)%	1.65%	12.70%	7.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$52,533	$48,620	$92,456	$103,131	$94,476
Ratio of Expenses to Average Net Assets	0.88%	0.88%	0.86%	0.87%	0.88%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.41%	0.34%	0.32%	0.17%
Portfolio Turnover Rate	87.5%	65.3%	53.9%	132.3%	125.8%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
SmallCap Growth Account II
Class 1 shares
Net Asset Value, Beginning of Period	$6.68	$11.35	$10.81	$9.92	$9.30
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0.05)	(0.06)	(0.07)	(0.06)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	2.17	(4.61)	0.61	0.95	0.69
Total From Investment Operations	2.12	(4.67)	0.54	0.89	0.62
Net Asset Value, End of Period	$8.80	$6.68	$11.35	$10.81	$9.92

Total Return(b)	31.74%	(41.15)%	5.00%	8.97%	6.67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$77,315	$59,137	$103,626	$73,327	$66,656
Ratio of Expenses to Average Net Assets	1.02%(c)	1.05%(c)	1.01%(c)	1.02%	1.05%
Ratio of Net Investment Income to Average Net Assets	(0.68)%	(0.65)%	(0.59)%	(0.62)%	(0.77)%
Portfolio Turnover Rate	134.6%	83.8%	86.5%(d)	77.6%	68.2%

	2009	2008	2007(e)
SmallCap Growth Account II
Class 2 shares
Net Asset Value, Beginning of Period	$6.65	$11.32	$10.72
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0.07)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	2.15	(4.59)	0.70
Total From Investment Operations	2.08	(4.67)	0.60
Net Asset Value, End of Period	$8.73	$6.65	$11.32

Total Return(b)	31.28%	(41.25)%	5.60%(f)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,529	$2,102	$3,968
Ratio of Expenses to Average Net Assets	1.27%(c)	1.30%(c)	1.26%(c),(g)
Ratio of Net Investment Income to Average Net Assets	(0.93)%	(0.90)%	(0.84)%(g)
Portfolio Turnover Rate	134.6%	83.8%	86.5%(d),(g)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.
(e) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through
January 8, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
SmallCap Value Account I
Class 1 shares
Net Asset Value, Beginning of Period	$9.51	$15.69	$18.66	$17.61	$16.83
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.09	0.14	0.13	0.09	0.07
Net Realized and Unrealized Gain (Loss) on Investments	1.42	(4.60)	(1.68)	2.98	0.96
Total From Investment Operations	1.51	(4.46)	(1.55)	3.07	1.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.13)	(0.07)	(0.06)	(0.01)
Distributions from Realized Gains	–	(1.59)	(1.35)	(1.96)	(0.24)
Total Dividends and Distributions	(0.21)	(1.72)	(1.42)	(2.02)	(0.25)
Net Asset Value, End of Period	$10.81	$9.51	$15.69	$18.66	$17.61

Total Return(b)	16.20%	(31.82)%	(9.52)%	18.64%	6.22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$133,755	$116,467	$178,698	$171,973	$132,035
Ratio of Expenses to Average Net Assets	1.00%(c)	1.01%(c)	1.01%(c)	1.11%	1.13%
Ratio of Net Investment Income to Average Net Assets	0.99%	1.07%	0.71%	0.49%	0.38%
Portfolio Turnover Rate	75.9%	56.1%	55.0%(d)	49.0%	45.3%

	2009	2008	2007(e)
SmallCap Value Account I
Class 2 shares
Net Asset Value, Beginning of Period	$9.51	$15.68	$18.41
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.07	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.42	(4.57)	(1.43)
Total From Investment Operations	1.49	(4.47)	(1.35)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.11)	(0.03)
Distributions from Realized Gains	–	(1.59)	(1.35)
Total Dividends and Distributions	(0.18)	(1.70)	(1.38)
Net Asset Value, End of Period	$10.82	$9.51	$15.68

Total Return(b)	15.88%	(31.89)%	(8.51)%(f)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$104	$101	$237
Ratio of Expenses to Average Net Assets	1.25%(c)	1.26%(c)	1.26%(c),(g)
Ratio of Net Investment Income to Average Net Assets	0.74%	0.78%	0.48%(g)
Portfolio Turnover Rate	75.9%	56.1%	55.0%(d),(g)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.
(e) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through
January 8, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some pros-
pect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little pros-
pect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with
“ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II. Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that
Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment.
Issues in this category are delineated with the numbers1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated May 1, 2010, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional
Information and the Fund’s annual and semi-annual reports can be obtained free of charge by writing Principal Funds,
P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its annual and semi-annual reports and
Statement of Additional Information available, free of charge, on www.PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-852-4450.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the
Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http://
www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F
Street, N.E., Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Accounts. There can be no assurance that the Money Market Account will be able to maintain a stable share price of $1.00 per share.

Shares of the Accounts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Accounts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other agency.

Principal Variable Contracts Funds, Inc. SEC File 811-01944

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

(the “Fund”)

Statement of Additional Information

dated May 1, 2010

Information incorporated by reference: The audited financial statements, schedules of investments and auditor’s report included in the Fund’s Annual Report to Shareholders, for the fiscal year ended December 31, 2009, are hereby incorporated by reference into and are legally a part of this SAI.

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund’s prospectus. The Fund's prospectus, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI for the Classes 1 and 2 shares together with the Fund's prospectuses dated May 1, 2010 for the Classes 1 and 2 shares.

For a free copy of the current prospectus or a semi-annual or annual report, call 1-800-852-4450 or write:

Principal Variable Contracts Funds, Inc.
P. O. Box 8024
Boston, MA 02266-8024

The Principal Variable Contracts Funds, Inc. prospectus may be viewed at www.PrincipalFunds.com.

TABLE OF CONTENTS
Fund History	3
Description of the Fund’s Investments and Risks	4
Leadership Structure and Board of Directors	23
Management Information	26
Control Persons & Principal Securities Holders	32
Investment Advisory and Other Services	58
Cost of Manager’s Services	61
Brokerage Allocation and Other Practices	68
Pricing of Fund Shares	86
Multiple Class Structure	87
Tax Status	89
Portfolio Holdings Disclosure	90
Proxy Voting Policies and Procedures	91
General Information	92
Financial Statements	92
Independent Registered Public Accounting Firm	92
Disclosure Regarding Portfolio Managers	92
Appendix A - Description of Bond Ratings	126
Appendix B - Proxy Voting Policies	129

FUND HISTORY

Principal Variable Contracts Funds, Inc. (the “Fund”) was organized as Principal Variable Contracts Fund, Inc. on
May 27, 1997 as a Maryland corporation. The Fund changed its name to Principal Variable Contracts Funds, Inc.
effective May 17, 2008.

The Articles of Incorporation were amended on October 2, 2006 to rename the existing share class of each series of the Corporation as Class 1 shares, to add Class 2 shares to the Diversified International, Growth, LargeCap Blend,
Money Market, Real Estate Securities, SmallCap Growth, and SmallCap Value series; to add the Equity Income I,
Income, MidCap Stock, Mortgage Securities, Short-Term Income, Strategic Asset Management Balanced Portfolio,
Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth
Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth
Portfolio, and West Coast Equity series, to the Corporation, and add Class 1 and Class 2 shares for each such series.

Classes offered by each Account are shown in the table below:

Share Class
Account Name	1	2
Asset Allocation Account	X
Balanced Account	X
Bond & Mortgage Securities Account	X
Diversified Balanced Account		X
Diversified Growth Account		X
Diversified International Account	X	X
Equity Income Account	X	X
Government & High Quality Bond Account	X
Income Account	X	X
International Emerging Markets Account	X
International SmallCap Account	X
LargeCap Blend Account II	X	X
LargeCap Growth Account	X	X
LargeCap Growth Account I	X
LargeCap S&P 500 Index Account	X
LargeCap Value Account	X
LargeCap Value Account III	X
MidCap Blend Account	X	X
MidCap Growth Account I	X
MidCap Value Account II	X
Money Market Account	X	X
Mortgage Securities Account	X	X
Principal Capital Appreciation Account	X	X
Principal LifeTime 2010 Account	X
Principal LifeTime 2020 Account	X
Principal LifeTime 2030 Account	X
Principal LifeTime 2040 Account	X
Principal LifeTime 2050 Account	X
Principal LifeTime Strategic Income Account	X
Real Estate Securities Account	X	X
SAM Balanced Portfolio	X	X
SAM Conservative Balanced Portfolio	X	X
SAM Conservative Growth Portfolio	X	X
SAM Flexible Income Portfolio	X	X
SAM Strategic Growth Portfolio	X	X
Short-Term Bond Account	X
Short-Term Income Account	X	X
SmallCap Blend Account	X
SmallCap Growth Account II	X	X
SmallCap Value Account I	X	X

DESCRIPTION OF THE FUND’S INVESTMENTS AND RISKS

The Fund is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Accounts." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Accounts is diversified except Real Estate Securities Account which is non-diversified.

Fund Policies
The investment objectives, investment strategies and the principal risks of each Account are described in the
Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Account. Additional information is also provided about the strategies that the Account may use to try to achieve its objective.

The composition of each Account and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. An Account is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

The investment objective of each Account and, except as described below as “Fundamental Restrictions,” the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Account. The Investment
Company Act of 1940, as amended, (“1940 Act”) provides that “a vote of a majority of the outstanding voting securities” of an Account means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or
2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Account shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of an Account will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

With the exception of the diversification test required by the Internal Revenue Code, the Accounts will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Account’s prospectus or Statement of Additional
Information.

Fundamental Restrictions
Each of the following numbered restrictions for the Accounts and the Strategic Asset Management Portfolios is a
matter of fundamental policy and may not be changed without shareholder approval. Except as noted below, each of the Accounts and Strategic Asset Management Portfolios may not:

1)	Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

3)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

4)	Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities lent. This limit does not apply to purchases of debt securities or commercial paper. This paragraph does not apply to the Diversified Balanced Account or Diversified Growth Account.

6)	Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Account. This restriction does not apply to the Principal LifeTime Accounts, the Strategic Asset
Management Portfolios, the Real Estate Securities Account, the Diversified Balanced Account, or the Diversified
Growth Account.

7)	Act as an underwriter of securities, except to the extent that the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

8)	Concentrate its investments in any particular industry, except that the Account may invest up to 25% of the value of its total assets in a single industry, provided that, when the Account has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index Account except to the extent that the related Index also is so concentrated. This restriction does not apply to the Real Estate Securities Account.

9)	Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

10)	Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, c) participate in an interfund lending program with affiliated investment companies to the extent permitted by the 1940 Act or by any exemptions that may be granted by the Securities and Exchange Commission, and d) lend its portfolio securities without limitation against collateral
(consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities lent. This limit does not apply to purchases of debt securities or commercial paper. The paragraph applies only to the
Diversified Balanced Account and Diversified Growth Account.

Non-Fundamental Restrictions
Each of the Accounts, except the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime
Accounts and the Strategic Asset Management Portfolios, has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account’s present policy to:

1)	Invest more than 15% (5% in the case of the Money Market Account) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

3)	Invest in companies for the purpose of exercising control or management.

4)	Invest more than 25% of its assets in foreign securities, except that the Diversified International, International
Emerging Markets, International SmallCap, and Money Market Accounts each may invest up to 100% of its assets in foreign securities. The LargeCap S&P 500 Index Account may invest in foreign securities to the extent that the relevant index is so invested. The Government & High Quality Bond Account and Mortgage Securities Account
may not invest in foreign securities.

5)	Invest more than 5% of its total assets in real estate limited partnership interests (except Real Estate Securities
Account).

6)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Account may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

Each Account (except Asset Allocation, Balanced, LargeCap Value, Diversified International, Income, International
Emerging Markets, LargeCap Growth, and Short-Term Income) has also adopted the non-fundamental restriction, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the
Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the
Account.

Each of the Principal LifeTime Accounts and Strategic Asset Management Portfolios and the Diversified Balanced
Account and Diversified Growth Account have also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account’s and each Strategic Asset
Management Portfolio’s present policy to:

1)	Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.

2)	Invest in companies for the purpose of exercising control or management.

Investment Strategies and Risks
Restricted Securities
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, an Account may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Account may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Account might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Accounts (except the Money Market Account) has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money
Market Account, 5%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Foreign Securities
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on
U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of an Account’s assets is not invested and is earning no return. If an Account is unable to make intended security purchases due to settlement problems, the Account may miss attractive investment opportunities. In addition, an Account may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect an Account’s investments in those countries. In addition, an Account may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for an Account. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to an Account’s investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Accounts intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which an Account has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of an Account’s portfolio. The Account may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. An Account could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Accounts that may invest in foreign securities may invest in:
• American Depositary Receipts (“ADRs”) - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
• European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Securities of Smaller Companies
The Accounts may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations)
than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Account that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of an Account that invests solely in larger company stocks.

Unseasoned Issuers
The Accounts may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies’ growth prospects.
As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures
Contracts
The Accounts may each engage in the practices described under this heading.

• Spread Transactions. Each Account may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Account the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Account does not own, but which is used as a benchmark. The risk to the Account in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Account against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Account’s custodian or on the Account’s records. The Accounts do not consider a security covered by a spread option to be
“pledged” as that term is used in the Account’s policy limiting the pledging or mortgaging of assets.

• Options on Securities and Securities Indices. Each Account may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Account invests. The
Accounts may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Account plans to purchase, or to generate additional revenue.

• Writing Covered Call and Put Options. When an Account writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When an Account writes a put option, it gives the purchaser of the option the right to sell to the Account a specific security at a specified price at any time before the option expires. In both situations, the Account receives a premium from the purchaser of the option.

The premium received by an Account reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Account if the option expires unexercised or is closed out at a profit. By writing a call, an Account limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, an Account assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

The Accounts write only covered options and comply with applicable regulatory and exchange cover requirements.
The Accounts usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Account deposits and maintains with its custodian or segregates on the Account’s records, cash, or other liquid assets with a value at least equal to the exercise price of the option.

Once an Account has written an option, it may terminate its obligation before the option is exercised. The Account executes a closing transaction by purchasing an option of the same series as the option previously written. The
Account has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

• Purchasing Call and Put Options. When an Account purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. An Account purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Account is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

When an Account purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. An Account purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Account is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

Once an Account purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Account has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

• Options on Securities Indices. Each Account may purchase and sell put and call options on any securities index based on securities in which the Account may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Accounts engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When an Account writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

• Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Accounts generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If an Account is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If an Account is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. An
Account’s ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

• Futures Contracts and Options on Futures Contracts. Each Account may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, an Account may seek to hedge against a decline in the value of securities owned by the Account or an increase in the price of securities that the Account plans to purchase. Each Account may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Each Account may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

• Futures Contracts. When an Account sells a futures contract based on a financial instrument, the Account is obligated to deliver that kind of instrument at a specified future time for a specified price. When an Account purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Account realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Accounts usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

When an Account purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Account executes the transaction. When entering into a futures transaction, the Account does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Account deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as “initial margin.” In contrast to the use of margin account to purchase securities, the Account’s deposit of margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Account’s performance of the transaction. The futures commission merchant returns the initial margin to the Account upon termination of the futures contract if the Account has satisfied all its contractual obligations.

Subsequent payments to and from the futures commission merchant, known as “variation margin,” are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as “marking to market.”
The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Account realizes a loss or gain.

In using futures contracts, the Account may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Account proposes to acquire. An
Account, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Account’s debt securities decline in value and thereby keeps the Account’s net asset value from declining as much as it otherwise would. An Account may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments.
When an Account is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, an Account may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

• Options on Futures Contracts. The Accounts may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if an Account anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

If an Account purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the
Account is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

When an Account writes an option on a futures contract, the premium paid by the purchaser is deposited with the
Account’s custodian. The Account must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Account if the option is exercised.

• Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. An Account’s successful use of futures contracts is subject to the ability of the Sub-
Advisor to predict correctly the factors affecting the market values of the Account’s portfolio securities. For example, if an Account is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Account and the prices of those debt securities instead increases, the Account loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Account, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Account enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Account continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Account has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.
In addition, the Account may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Account’s ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit.
The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

• Limitations on the Use of Futures and Options on Futures Contracts. Each Account that utilizes futures contracts has claimed an exclusion from the definition of a "commodity pool operator" under the Commodity Exchange Act and is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Each Account may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Account’s exposure to various currency, equity, or fixed-
income markets. Each Account (other than Asset Allocation and Equity Growth) may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Account determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Account or which it expects to purchase. In pursuing traditional hedging activities, each Account may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Account owns. Each Account may purchase futures contracts or calls on futures contracts to protect the Account against an increase in the price of securities the Account intends to purchase before it is in a position to do so.

When an Account purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.

With respect to futures contracts that are not legally required to “cash settle,” an Account may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are contractually required to “cash settle,” however, an Account is permitted to set aside or “earmark” liquid assets in an amount equal to the Account’s daily marked to market (net) obligation, if any (in other words, the Account’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Account will have the ability to utilize these contracts to a greater extent than if the Account were required to segregate or “earmark”
assets equal to the full market value of the futures contract.

Forward Foreign Currency Exchange Contracts
The Accounts may, but are not obligated to, enter into forward foreign currency exchange contracts under various circumstances. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to “lock in” the price of a security in U.S. dollars or some other foreign currency which an Account is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, an Account may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, an Account may enter into “cross-currency” hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

An Account segregates liquid assets in an amount equal to its daily marked-to-market (net) obligation (i.e., its daily net liability, if any) with respect to forward currency contracts. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.
Currency transactions can result in losses to an Account if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that an Account is engaging in proxy hedging.
Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to an Account if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Account has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country’s economy. Buyers and sellers of currency forward contracts are subject to the same risks that apply to the use of forward contracts generally. Further, settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency forward contracts is subject to the maintenance of a liquid market that may not always be available.

Moreover, an Account bears the risk of loss of the amount expected to be received under a forward contract in the event of the default as bankruptcy of a forward counterparty.

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
The Accounts may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, an Account purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause an Account to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, an Account may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Account’s limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Account to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

An Account may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, an Account sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, an Account will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Account will enter into reverse repurchase agreements only with parties that the
Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Account, although the Account’s intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction an
Account sells a mortgage-related security, such as a security issued by the Government National Mortgage
Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Account pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Account enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Account, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an Account generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields
(and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

An Account’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Account.

An Account also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-
buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Account’s repurchase of the underlying security. An Account’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Account’s forward commitment to repurchase the subject security.

Real Estate Investment Trusts (“REITs”)
Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See
“Foreign Securities”)

High-Yield/High-Risk Bonds
The Asset Allocation, Balanced, Bond & Mortgage Securities, Equity Income, Income, Principal Capital Appreciation,
and Short-Term Bond Accounts each may invest a portion of its assets in bonds that are rated below investment grade
(i.e., bonds rated BB+ or lower by Standard & Poor’s Ratings Services or Ba1 or lower by Moody’s Investors Service,
Inc.) (commonly known as “junk bonds”). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Account would experience a reduction in its income and could expect a decline in the market value of the bonds so affected.
The Asset Allocation, Balanced, Bond & Mortgage Securities, Equity Income, Government & High Quality Bond,
Income, Principal Capital Appreciation, Short-Term Bond, and Short-Term Income Accounts may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors,

certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Account has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which the Asset Allocation, Balanced, Bond
& Mortgage Securities, Equity Income, Government & High Quality Bond, Income, Mortgage Securities, Principal
Capital Appreciation, Short-Term Bond, and Short-Term Income Accounts may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Account purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Account purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Account are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for
U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

Swap Agreements and Options on Swap Agreements
Each Account (except Money Market Account) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent an Account may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. An Account may also enter into options on swap agreements (“swap options”).

An Account may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities an Account anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or

“cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with an Account’s investment objectives and general investment policies, certain of the Accounts may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, an Account will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, an
Account may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, an Account may pay an adjustable or floating fee. With a “floating”
rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period.
Therefore, if interest rates increase over the term of the swap contract, an Account may be required to pay a higher fee at each swap reset date.

An Account may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. An Account may be either the buyer or seller in a credit default swap transaction. If an Account is a buyer and no event of default occurs, the Account will lose its investment and recover nothing. However, if an event of default occurs, the Account (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, an
Account receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Account (except Money Market Account) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Accounts would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, an Account’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An Account’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Account) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Account’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Account’s investment restriction concerning senior securities. Each Account will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Account’s total assets.

Whether an Account’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Account’s Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, an Account bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Accounts will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Account’s Manager or
Sub-Advisor. Certain restrictions imposed on the Accounts by the Internal Revenue Code may limit the Accounts’
ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an
Account’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Depending on the terms of the particular option agreement, an Account will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When an Account purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.

However, when an Account writes a swap option, upon exercise of the option the Account will become obligated according to the terms of the underlying agreement.

Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:
• the frequency of trades and quotations,
• the number of dealers and prospective purchasers in the marketplace,
• dealer undertakings to make a market,
• the nature of the security (including any demand or tender features), and
• the nature of the marketplace for trades (including the ability to assign or offset a portfolio’s rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Account’s restriction on investments in illiquid securities.

For purposes of applying the Accounts’ investment policies and restrictions (as stated in the Prospectuses and this
Statement of Additional Information) swap agreements are generally valued by the Accounts at market value. In the case of a credit default swap sold by an Account (i.e., where the Account is selling credit default protection), however, the Account will value the swap at its notional amount. The manner in which the Accounts value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Zero-coupon securities
The Accounts may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par)
value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Master Limited Partnerships
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from “Qualifying Income”. Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP's organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.

An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner.

The business of MLPs is affected by supply and demand for energy commodities because most MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/
or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids.
The MLP industry in general could be hurt by market perception that MLP's performance and valuation are directly tied to commodity prices.

Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.

Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids (“NGLs”). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.

Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Approximately 70% of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.

MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the Federal Energy
Regulatory Commission (“FERC”), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation; and
establishment of reasonable rates for transporting petroleum and petroleum products by pipeline.

Securities Lending
All Accounts may lend their portfolio securities. None of the Accounts will lend its portfolio securities if as a result the aggregate of such loans made by the Account would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days’ notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the
Account and is maintained each business day. While such securities are on loan, the borrower pays the Account any income accruing thereon. The Account may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the
Account and its shareholders. An Account pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. An Account does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
Each Account, other than the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts
and the SAM Portfolios, may engage in “short sales against the box.” This technique involves selling either a security owned by the Account, or a security equivalent in kind and amount to the security sold short that the Account has the right to obtain, for delivery at a specified date in the future. An Account may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, an Account loses the opportunity to participate in the gain.

When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Accounts may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Account will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities an Account has committed to purchase prior to the time delivery of the securities is made, although an Account may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Account assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Account is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Account’s other investments.

If the Account remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Account has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Account does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Account could miss a favorable price or yield opportunity or could suffer a loss. An
Account may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Accounts may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Money Market Instruments/Temporary Defensive Position
The Money Market Account invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Accounts may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Accounts may purchase:
• U.S. Government Securities – Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.
• U.S. Government Agency Securities – Obligations issued or guaranteed by agencies or instrumentalities of the
U.S. government.
• U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan
Banks, and Federal Intermediate Credit Banks.
• U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan
Mortgage Corporation, and Federal National Mortgage Association.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

• Bank Obligations – Certificates of deposit, time deposits and bankers’ acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan
Insurance Corporation. The Account may acquire obligations of U.S. banks that are not members of the Federal
Reserve System or of the Federal Deposit Insurance Corporation.

Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose an Account to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit
Insurance Corporation. An Account only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. An Account considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the
Account. An Account may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, an Account occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers’ acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

• Commercial Paper – Short-term promissory notes issued by U.S. or foreign corporations.

• Short-term Corporate Debt – Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.

• Repurchase Agreements – Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

• Taxable Municipal Obligations – Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services, Inc.
(“Moody’s”) and Standard & Poor’s (“S&P”), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody’s and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Other Investment Companies
Each Account may invest in the securities of investment companies, subject to its fundamental and non-fundamental investment restrictions. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds (“ETFs”), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, an Account would bear its ratable share of that entity’s expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Account and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

Bank Loans (also known as Senior Floating Rate Interests)
The Bond & Mortgage Securities, Income, and Short-Term Bond Accounts invest in bank loans. Bank loans typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered
Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur.

Industry Concentrations
Each of the Accounts, except the Real Estate Securities Account, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The Real Estate Securities Account may hold more than 25% of its assets in securities of companies in the real estate industry. The LargeCap S&P 500 Index Account may concentrate its investments in a particular industry only to the extent that the S&P 500 Index is concentrated.

For purposes of applying the SmallCap Growth Account II (portion sub-advised by Emerald Advisers, Inc.) industry concentration restrictions, the Account uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O’Neil & Co., Incorporated. Each of the Accounts sub-advised by Edge Asset Management, Inc. (“Edge”), use the Global Industry Classification Standard industry classifications. The other Accounts use industry classifications based on the “Directory of Companies Filing Annual Reports with the Securities and Exchange
Commission (“SEC”).” The Accounts interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, government securities such as treasury securities or mortgage-backed securities that are issued or guaranteed by the
U.S. government, its agencies or instrumentalities are not subject to the Accounts’ industry concentration restrictions.
In the case of privately issued mortgage-related securities, or any asset-backed securities, the Accounts take the position that such securities do not represent interests in any particular “industry” or group of industries.

Portfolio Turnover
Portfolio turnover is a measure of how frequently a portfolio’s securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio’s purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed.
Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.

Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio’s holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.

The following Accounts had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

Account/Portfolio	2009	2008	Explanation

Equity Income	44.0%	86.8%	The decreased portfolio turnover rate in 2009 was due primarily to the
			sudden market downturn in 2008. Also, the Fund’s benchmark made
			significant sector weight changes and the Fund made similar changes
			in its portfolio.

Government & High Quality Bond	120.7%	240.4%	Most of the turnover comes from rolling future settling to be announced
			(“TBA”) mortgage trades from one month to the next. The portfolio held
			a lower percentage of forward settling TBA mortgage securities in 2009
			relative to 2008. TBA mortgages must be rolled forward, generally each
			month, which would inflate the turnover calculation.

Mortgage Securities	22.4%	9.9%	The higher turnover rate in fiscal year 2009 versus 2008 was due
			primarily to substantial inflows of new money into the Account during
			2009. Higher turnover was also due to the reinvestment of cash flows
			resulting from high levels of principal paydowns on existing portfolio
			mortgages. Extremely low mortgage rates during much of the period
			led to the higher than normal paydowns.

Principal LifeTime 2030	8.3%	18.0%	The turnover rate for the Principal LifeTime 2030 Account was higher in
			2008 than in 2009 due to market volatility that led to portfolio
			rebalancing.

SAM Balanced	3.2%	39.1%	The lower turnover rate in 2009 versus 2008 was due primarily to
			strategic reallocations including the utilization of new funds in 2008.

SAM Conservative Balanced	9.1%	46.1%	The lower turnover rate in 2009 versus 2008 was due primarily to
			strategic reallocations including the utilization of new funds in 2008.

SAM Conservative Growth	12.0%	24.4%	The lower turnover rate in 2009 versus 2008 was due primarily to
			strategic reallocations including the utilization of new funds in 2008.

SAM Flexible Income	20.1%	53.9%	The lower turnover rate in 2009 versus 2008 was due primarily to
			strategic reallocations including the utilization of new funds in 2008.

SAM Strategic Growth	8.1%	31.8%	The lower turnover rate in 2009 versus 2008 was due primarily to
			strategic reallocations including the utilization of new funds in 2008.

Short-Term Bond	69.3%	23.4%	There was significantly more issuance across all sectors in 2009,
			specifically in investment grade corporate bonds. During 2008, the lack
			of liquidity and new issuance led to lower turnover.

Closed Accounts
Principal Management Corporation (the “Manager”) may recommend to the Board, and the Board may elect, to close certain accounts to new investors or close certain accounts to new and existing investors. The Manager may make such a recommendation when an account approaches a size where additional investments in the Account have the potential to adversely impact Account performance and make it increasingly difficult to keep the Account fully invested in a manner consistent with its investment objective.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Overall responsibility for directing the business and affairs of the Fund rests with the Board of Directors, who are elected by the Fund's shareholders. In addition to serving on the Board of Directors of the Fund, each director serves on the Board of Principal Funds, Inc. (PFI). The Board is responsible for overseeing the operations of the
Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board of Directors elects the officers of the Fund to supervise its day-to-day operations. The Board meets in regularly scheduled meetings eight times throughout the year. Board meetings may occur in-person or by telephone. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Board members who are not
“interested persons” (“Independent Directors”) of the Fund meet annually to consider renewal of the Fund’s advisory contracts. The Board is currently composed of twelve members, nine of whom are Independent Directors of the Fund.
Each director has significant prior senior management and/or board experience.

The Chairman of the Board is an interested person of the Fund. The independent directors of the Fund have appointed a lead independent director whose role is to review and approve, with the Chairman, the agenda for each Board meeting and facilitate communication among the Fund's independent directors as well as communication between the independent directors, management of the Fund and the full Board. The Fund has determined that the Board's leadership structure is appropriate given the characteristics and circumstances of the Fund, including such items as the number of series or portfolios that comprise the Fund, the variety of asset classes those series reflect, the net assets of the Fund, the committee structure of the Board and the distribution arrangements of the Fund.

The directors were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Board members, a commitment to the interests of shareholders and, for each independent director, a demonstrated willingness to take an independent and questioning view of management. In addition to those qualifications, the following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this Statement of Additional Information, that each person identified below should serve as a director for the Fund. As required by rules the Securities and
Exchange Commission has adopted under the Investment Company Act, the Fund's Independent Directors select and nominate all candidates for Independent Director positions.

Elizabeth Ballantine. Ms. Ballantine has served as a director of the Fund since 2004. Ms. Ballantine has also served as a director of PFI since 2004. Through her professional training and experience as an attorney and her experience as a director of Principal Funds, investment consultant and director of McClatchy Company, Ms. Ballantine is experienced in financial, investment and regulatory matters.

Kristianne Blake. Ms. Blake has served as a director of the Fund since 2007. Ms. Blake has also served as a director of PFI since 2007. From 1998-2007, Ms. Blake served as a Trustee of the WM Group of Funds. Ms. Blake has been a director of the Russell Investment Funds since 2000. Through her education, experience as a director of mutual funds and employment experience, Ms. Blake is experienced with financial, accounting, regulatory and investment matters.

Craig Damos. Mr. Damos has served as a director of the Fund since 2008. Mr. Damos has also served as a director of PFI since 2008. Mr. Damos is the Chief Executive Officer of Weitz Company. From 2000-2004, Mr. Damos served as the Chief Financial Officer of Weitz Company. From 2005-2008, Mr. Damos served as a director of West Bank.
Through his education, experience as a director of Principal Funds and employment experience, Mr. Damos is experienced with financial, accounting, regulatory and investment matters.

Ralph C. Eucher. Mr. Eucher has served as a director of the Fund since 1999. Mr. Eucher has also served as a director of PFI since 1999. Mr. Eucher has served as a director of Principal Management Corporation and Princor
Financial Services Corporation since 1999. Mr. Eucher has been a Senior Vice President at Principal Financial Group,
Inc. since 2002. Through his professional training and experience as an attorney and his service as a director of
Principal Funds and his employment experience, Mr. Eucher is experienced with financial, regulatory and investment matters.

Nora M. Everett. Ms. Everett has served as a director of the Fund since 2008. Ms. Everett has also served as a director of PFI since 2008. From 2004-2008, Ms. Everett was Senior Vice President and Deputy General Counsel at
Principal Financial Group, Inc. From 2001-2004, Ms. Everett was Vice President and Counsel at Principal Financial
Group. Through her professional training and experience as an attorney and her service as a director of Principal
Funds and her employment experience, Ms. Everett is experienced with financial, regulatory and investment matters.

Richard W. Gilbert. Mr. Gilbert has served as a director of the Fund since 2000. Mr. Gilbert has also served as a director of PFI since 2000. From 1988-1993, Mr. Gilbert served as the Chairman of the Board of the Federal Home
Loan Bank of Chicago. Since 2005, Mr. Gilbert has served as a director of Calamos Asset Management, Inc. Through his service as a director of Principal Funds and his employment experience, Mr. Gilbert is experienced with financial, regulatory and investment matters.

Mark A. Grimmett. Mr. Grimmett has served as a director of the Fund since 2004. Mr. Grimmett has also served as a director of PFI since 2004. Mr. Grimmett is a certified public accountant. Since 1996, Mr. Grimmett has served as the
Chief Financial Officer for Merle Norman Cosmetics, Inc. Through his service as a director of Principal Funds, his education and his employment experience, Mr. Grimmett is experienced with financial, accounting, regulatory and investment matters.

Fritz Hirsch. Mr. Hirsch has served as director of the Fund since 2005. Mr. Hirsch has also served as a director of the
PFI since 2005. From 1983-1985, Mr. Hirsch served as Chief Financial Officer of Sassy, Inc. From 1986-2009, Mr.
Hirsch served as President and Chief Executive Officer of Sassy, Inc. Through his experience as a director of the
Principal Funds and employment experience, Mr. Hirsch is experienced with financial, accounting, regulatory and investment matters.

William Kimball. Mr. Kimball has served as director of the Fund since 2000. Mr. Kimball has also served as a director of the PFI since 2000. From 1998-2004, Mr. Kimball served as Chairman and CEO of Medicap Pharmacies, Inc. Prior to 1998, Mr. Kimball served as President and CEO of Medicap. Since 2004, Mr. Kimball has served as director of
Casey's General Store, Inc. Through his experience as a director of the Principal Funds and his employment experience, Mr. Kimball is experienced with financial, regulatory and investment matters.

Barbara Lukavsky. Ms. Lukavsky has served as a director of the Fund since 1993. Ms. Lukavsky has also served as a director of PFI since 1993. Ms. Lukavsky founded Barbican Enterprises, Inc. and since 1994 has served as its
President and CEO. Through her experience as a director of the Principal Funds and employment experience, Ms.
Lukavsky is experienced with financial, regulatory, marketing and investment matters.

William G. Papesh. Mr. Papesh has served as a director of the Fund since 2007. Mr. Papesh has also served as a director of PFI since 2007. From 1987-2007, Mr. Papesh served as a Trustee, President and Chief Executive Officer of
the WM Group of Funds. Through his experience as a director of mutual funds and his employment experience, Mr.
Papesh is experienced with financial, regulatory and investment matters.

Daniel Pavelich. Mr. Pavelich has served as a director of the Fund since 2007. Mr. Pavelich has also served as a director of PFI since 2007. From 1998-2007, Mr. Pavelich served as a Trustee of the WM Group of Funds. From 1996-
1999, Mr. Pavelich served as Chairman and CEO of BDO Seidman and as its Chairman from 1994-1996. Through his education, experience as a director of mutual funds and his employment experience, Mr. Pavelich is experienced with financial, accounting, regulatory and investment matters.

Risk oversight forms part of the Board's general oversight of the Fund and is addressed as part of various Board and
Committee activities. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, subadvisers, the Fund's Chief Compliance Officer, the independent registered public accounting firm for the Fund, internal auditors for Principal or its affiliates, as appropriate, regarding risks faced by the Fund. The Board, with the assistance of Fund management and Principal, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund's compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board's periodic review of the Fund's advisory, subadvisory and other service provider agreements, the
Board may consider risk management aspects of their operations and the functions for which they are responsible.
With respect to valuation, the Board oversees a Principal valuation committee comprised of Fund officers and officers of Principal and has approved and periodically reviews valuation policies applicable to valuing the Fund's shares.

The Board has established the following committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Fund faces.

Committee membership is identified on the following pages. Each committee must report its activities to the Board on a regular basis.

Audit Committee
The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit
Committee serves as an independent and objective party to monitor the Fund Complex's accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex's financial statements; 2) the Fund
Complex's compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4) the performance of the Fund Complex's independent registered public accountants. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accountants, the Manager's internal auditors, Fund Complex management, and the
Board. The Audit Committee held four meetings during the last fiscal year.

Executive Committee
The Committee's primary purpose is to exercise certain powers of the Board of Directors when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval; 4)
amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval. The
Executive Committee held no meetings during the last fiscal year.

Nominating and Governance Committee
The Committee's primary purpose is to oversee 1) the structure and efficiency of the Boards of Directors and the committees the Boards establish, and 2) the activities of the Fund Complex's Chief Compliance Officer. The
Committee responsibilities include evaluating board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not "interested persons" of the Fund Complex (as defined in the 1940 Act) for election to the
Board. Generally, the committee requests director nominee suggestions from the committee members and management. In addition, the committee will consider director candidates recommended by shareholders of the Fund
Complex. Recommendations should be submitted in writing to Principal Variable Contracts Funds, Inc. at 680 8th
Street, Des Moines, Iowa 50392. When evaluating a person as a potential nominee to serve as an independent director, the committee will generally consider, among other factors: age; education; relevant business experience;
geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees. The Nominating and Governance
Committee held four meetings during the last fiscal year.

Operations Committee
The Committee's primary purpose is to oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex's shareholders, and review and oversight of the Fund Complex's operations. The Operations Committee held four meetings during the last fiscal year.

MANAGEMENT INFORMATION

The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities
Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are “interested persons” (as defined in the 1940 Act) of the Fund (the “Interested Directors”) and
those Directors who are Independent Directors. All Directors serve as directors for each of the two investment companies (with a total of 107 portfolios) sponsored by Principal Life Insurance Company (“Principal Life”): the Fund
and Principal Funds, Inc. (collectively, the “Fund Complex”).

Each officer of the Fund holds the same position with respect to Principal Funds, Inc.

The following directors are considered not to be “interested persons” as defined in the 1940 Act.

Number
of Portfolios
				in Fund	Other
		Length of		Complex	Directorships
Name, Address, and		Time Served	Principal Occupation(s)	Overseen	Held by
Year of Birth	Position(s) Held with Fund	as Director	During Past 5 Years	by Director	Director
Elizabeth Ballantine	Director	Since 2004	Principal, EBA Associates	107	Durango Herald, Inc.;
711 High Street	Member Nominating and		(consulting and investments		McClatchy
Des Moines, Iowa 50392	Governance Committee				Newspapers, Inc.
1948

Kristianne Blake	Director	Since 2007	President, Kristianne Gates	107	Avista Corporation; Russell
711 High Street	Member Operations Committee		Blake, P.S. (personal financial		Investment Company*
Des Moines, Iowa 50392			and tax planning)		Russell Investment Funds*
1954					(48 portfolios overseen)

Craig Damos	Director	Since 2008	Chairman/CEO/President and	107	None
711 High Street	Member Operations Committee		Vertical Growth Officer, and The
Des Moines, Iowa 50392			Weitz Company (general
1954			construction)

Richard W. Gilbert	Director	Since 2000	President, Gilbert	107	Calamos Asset
711 High Street	Member Executive Committee		Communications, Inc.		Management, Inc.
Des Moines,	Member Nominating and		(business consulting)		(2005)
Iowa 50392	Governance Committee
1940

Mark A. Grimmett	Director	Since 2004	Executive Vice President and	107	None
711 High Street	Member Audit Committee		CFO, Merle Norman Cosmetics,
Des Moines,			Inc. (cosmetics manufacturing)
Iowa 50392
1960

Fritz S. Hirsch	Director	Since 2005	Director, Focus Products Group	107	None
711 High Street	Member Audit Committee		(housewares); formerly
Des Moines,			President, Sassy, Inc.
Iowa 50392			(manufacturer of infant and
1951			juvenile products)

William C. Kimball	Director	Since 2000	Partner, Kimball - Porter	107	Casey’s General Stores, Inc.
711 High Street	Member Nominating and		Investments L.L.C.
Des Moines,	Governance Committee
Iowa 50392
1947

Barbara A. Lukavsky	Director	Since 1993	President and CEO, Barbican	107	None
711 High Street	Member Nominating and		Enterprises, Inc.
Des Moines,	Governance Committee		(cosmetics manufacturing)
Iowa 50392
1940

Number
of Portfolios
				in Fund	Other
		Length of		Complex	Directorships
Name, Address, and		Time Served	Principal Occupation(s)	Overseen	Held by
Year of Birth	Position(s) Held with Fund	as Director	During Past 5 Years	by Director	Director
Daniel Pavelich	Director	Since 2007	Retired	107	Catalytic Inc.
711 High Street	Member Audit Committee				(offshore software;
Des Moines,					development); Vaagan Bros.
Iowa 50392					Lumber, Inc.
1944

* The Fund and the funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.

The following directors are considered to be Interested Directors because they are affiliated persons of Principal Management Corporation (the
“Manager”), Principal Funds Distributor, Inc. (the “Distributor”), the Fund’s principal underwriter, or Princor Financial Services Corporation (“Princor”),
the Fund’s former principal underwriter.

			Positions with the Manager and its		Number of Portfolios	Other
Name, Address and			Affiliates; Principal Occupation(s)		in Fund Complex	Directorships
Year of Birth	Position(s) Held with Fund	Length of Time Served	During Past 5 Years		Overseen by Director	Held by Director
Ralph C. Eucher	Chairman	Since 2000	Director, Principal, since 2008; Chairman,		107	None
711 High Street	Director	Since 1999	PFD and Princor, since 2008;
Des Moines,				Senior Vice President, Principal Life,
Iowa 50392				and Principal Financial Group, since
1952				2008; Director, PSS and Currency
Management Committee - London, since
2008; Director, CCI since 2009; Director,
Spectrum since 2005; Director,
PSS since 2008

Nora M. Everett	Chief Executive Officer	Since 2010		President and Director, Principal, since	107	None
711 High Street	President	Since 2008	2008; Senior Vice President, Retirement &
Des Moines,	Director	Since 2008		Investor Services, Principal Life, since
Iowa 50392				2008; Senior Vice President & Deputy
1959				General Counsel, Principal Life, 2004-
2008; Director, PFD, since 2008; CEO,
Princor, since 2009; Director, Princor,
PSS, Edge, Principal Asset Management
Co. (Asia) Limited, since 2008; Chairman,
PFA, since 2010; Director, Principal
International and Principal International
Holding Company, LLC, since 2006

William G. Papesh	Director	Since 2007		Retired December 2007. Prior thereto,	107	None
711 High Street	Member Operations Committee			President and CEO of WM Group of
Des Moines,				Funds; President and Director of Edge
Iowa 50392			Asset Management, Inc.
1943

Officers of the Fund

The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors.

Name, Address and	Position(s) Held with Fund and	Positions with the Manager and its Affiliates;
Year of Birth	Length of Time Served	Principal Occupations During Past 5 Years
Craig L. Bassett	Treasurer	Vice President and Treasurer, Principal Life;
711 High Street	(since 1996)	Treasurer, Principal, PFD, Princor and Spectrum since 2006;
Des Moines, Iowa 50392		Vice President and Treasure, Edge and Principal - REI since 2006;
1952		Treasurer, PSS since 2007; Vice President and Treasurer, Principal
Principal Global Columbus Circle, LLC and PGI since 2007

Michael J. Beer	Executive Vice President	Executive Vice President, Chief Operating Officer and Director, Principal,
711 High Street	(since 1999)	since 2008; Executive Vice President, PFD since 2006;
Des Moines, Iowa 50392		President and Director, Princor since 2005; Vice President/Mutual Funds
1961		and Broker Dealer, Principal Life, since 2001; President and Director,
PSS since 2007

Randy L. Bergstrom	Assistant Tax Counsel	Counsel, Principal Life; Counsel, PGI, since 2006
711 High Street	(since 2005)
Des Moines, Iowa 50392
1955

David J. Brown	Chief Compliance Officer	Vice President/Product and Distribution Compliance, Principal Life;
711 High Street	(since 2004)	Senior Vice President, PFD, Principal and Princor, since 2006;
Des Moines, Iowa 50392		Senior Vice President PSS, since 2007
1960

Jill R. Brown	Senior Vice President	President, PFD since 2010; Senior Vice President/Chief Financial Officer,
1100 Investment Boulevard, Ste 200	(since 2007)	Princor since 2006; Senior Vice President/Chief Financial Officer, PFD and
El Dorado Hills, CA 95762		PSS since 2007; Senior Vice President/Chief Financial Officer, Principal
1967		since 2008

Cary Fuchs	Senior Vice President of Distribution	President, PFD, 2007-2010; Vice President, PSS, since 2008; FVO, WMSS,
1100 Investment Boulevard, Ste 200	(since 2007)	2005-2007; prior thereto, Divisional Vice President, BFDS
El Dorado Hills, CA 95762
1957

Stephen G. Gallaher	Assistant Counsel	Assistant General Counsel, Principal Life and PFD since 2006;
711 High Street	(since 2006)	Assistant General Counsel, PMC, PSS, and Princor since 2007;
Des Moines, Iowa 50392		Prior thereto, self-employed writer
1955

Ernest H. Gillum	Vice President (since 1998)	Chief Compliance Officer, Principal since 2004; Vice President - Product
711 High Street	Assistant Secretary (since 1993)	Development, Principal and Princor, since 2000; Vice President, PSS, since
Des Moines, Iowa 50392		2007
1955

Name, Address and	Position(s) Held with Fund and	Positions with the Manager and its Affiliates;
Year of Birth	Length of Time Served	Principal Occupations During Past 5 Years
Patrick A. Kirchner	Assistant Counsel	Counsel, Principal Life; Assistant General Counsel, Principal, PGI
711 High Street	(since 2002)	and Princor since 2008
Des Moines, Iowa 50392
1960

Carolyn F. Kolks	Assistant Tax Counsel	Counsel, Principal Life since, 2003
711 High Street	(since 2005)
Des Moines, Iowa 50392
1962

Jennifer A. Mills	Assistant Counsel	Attorney, Principal Life since 2008; Counsel, Princor, PSS, Principal, and
711 High Street	(since 2010)	PFD, since 2009; Counsel, Principal, Princor, and PFD since 2009;
Des Moines, IA 50392		Registered Product Analyst, Principal Funds, 2007-2008, Registered Product
1973		Development Consultant, Princor, 2006-2007; and prior thereto, Judicial Law
Clerk, Iowa Supreme Court

Layne A. Rasmussen	Chief Financial Officer (since 2008)	Financial Controller, Principal Financial Group, since 2005
711 High Street	Vice President (since 2005)
Des Moines, Iowa 50392	Controller (since 2000)
1958

Michael D. Roughton	Counsel	Vice President and Associate General Counsel, Principal Life and
711 High Street	(since 1991)	Principal Financial Group since 2001; Counsel, PGI, since 2001; Senior Vice
Des Moines, Iowa 50392		President and Counsel, Principal and Princor, since 2001; Senior Vice
1951		President and Counsel, PFD since 2007

Adam U. Shaikh	Assistant Counsel	Counsel, Principal Life and PFD, since 2006. Prior thereto, practicing
711 High Street	(since 2006)	attorney; Counsel, Principal, since 2007
Des Moines, Iowa 50392
1972

Dan L. Westholm	Assistant Treasurer	Director - Treasury, Principal Life, Principal, and Princor.
711 High Street	(since 2006)
Des Moines, Iowa 50392
1966

Beth C. Wilson	Vice President and Secretary	Vice President, Principal, since 2007. Prior thereto, Segment Business
711 High Street	(since 2007)	Manager for Pella Corp.
Des Moines, Iowa 50392
1956

The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the
Fund Complex which were beneficially owned by the Directors as of December 31, 2008. The Fund Complex currently includes the separate series of the Fund and of Principal Funds, Inc.

For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are “interested persons” are eligible to participate in an employee benefit program which invests in Principal
Investors Fund. Directors who beneficially owned shares of the series of the Fund did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed.
Rather, ownership is listed based on the following dollar ranges:

Independent Directors (Not Considered to be “Interested Persons”)
A $0
B $1 up to and including $10,000
C $10,001 up to and including $50,000
D $50,001 up to and including $100,000
E $100,001 or more

Principal Variable Contracts Funds*	Ballatine	Blake	Damos	Gilbert	Grimmett	Hirsch	Kimball	Lukavsky	Pavelich
Bond & Mortgage Securities	A	A	A	A	A	A	C	A	A
Government & High Quality Bond	A	A	A	A	A	A	B	A	A
International SmallCap	A	A	A	A	A	A	D	A	A
LargeCap Growth I	A	A	A	A	A	A	C	A	A
LargeCap S&P 500 Index	A	A	A	A	A	A	B	A	A
LargeCap Value III	A	A	A	A	A	A	D	A	A
MidCap Blend	A	A	A	A	A	A	E	A	A
MidCap Growth I	A	A	A	A	A	A	C	A	A
MidCap Value II	A	A	A	A	A	A	B	A	A
Real Estate Securities	A	A	A	A	A	A	E	A	A
SAM Balanced	A	A	A	A	A	A	A	E	A
SmallCap Blend	A	A	A	A	A	A	B	A	A
SmallCap Growth II	A	A	A	A	A	A	C	A	A
Total Fund Complex	D	E	E	E	E	E	E	E	E

* Directors own shares of Principal Variable Contracts Funds, Inc. through variable annuity or variable life insurance contracts.

Directors Considered to be “Interested Persons”
A $0
B $1 up to and including $10,000
C $10,001 up to and including $50,000
D $50,001 up to and including $100,000
E $100,001 or more

	Nora M.	Ralph C.	William
Principal Variable Contracts Funds*	Everett	Eucher	Papesh
Bond & Mortgage Securities	A	A	A
Government & High Quality Bond	A	A	A
International SmallCap	A	A	A
LargeCap Growth I	A	A	A
LargeCap S&P 500 Index	A	A	A
LargeCap Value III	A	A	A
MidCap Blend	A	A	A
MidCap Growth I	A	A	A
MidCap Value II	A	A	A
Real Estate Securities	A	A	A
SAM Balanced	A	A	A
SmallCap Blend	A	A	A
SmallCap Growth II	A	A	A
Total Fund Complex	E	E	E

* Directors own shares of Principal Variable Contracts Funds, Inc. through variable annuity or variable life insurance contracts.

Compensation. The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management
Agreement. Each Director who is not an “interested person” received compensation for service as a member of the
Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Director compensation and related expenses are allocated to each of the Accounts based on the net assets of each relative to combined net assets of all of the investment companies sponsored by Principal Life.

The following table provides information regarding the compensation received by the Independent Directors from the
Fund and from the Fund Complex during the fiscal year ended December 31, 2009. On that date, there were 2 funds
(with a total of 107 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the
Directors.

		Fund
Director	The Fund	Complex
Elizabeth Ballantine	$12,684	$125,675
Kristianne Blake	13,432	133,050
Craig Damos	12,885	127,675
Richard W. Gilbert	14,415	142,825
Mark A. Grimmett	12,151	120,700
Fritz Hirsch	13,750	136,200
William C. Kimball	12,736	126,225
Barbara A. Lukavsky	13,089	129,725
Daniel Pavelich	13,001	128,850

CONTROL PERSONS & PRINCIPAL SECURITIES HOLDERS

The following list identifies shareholders who own more than 25% of the voting securities of an Account as of
March 31, 2009. It is presumed that a person who owns more than 25% of the voting securities of an account controls the account. A control person could control the outcome of proposals presented to shareholders for approval. The list is represented in alphabetical order by account.

		Percentage	Jurisdiction under	Parent of
		of Voting	which the Company	Control Person
		Securities	is Organized (when	(when control
		Owned of	control person is a	person is a
Control Person - Name and Address	Account Name	each Account	company)	company)

PRINCIPAL LIFE INSURANCE CO	ASSET ALLOCATION	100.00%	Iowa	Principal Financial Group
VUL II
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	BALANCED	100.00%	Iowa	Principal Financial Group
FLEX VARIABLE LIFE INS
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	BOND & MORTGAGE SECURITIES	88.06%	Iowa	Principal Financial Group
FLEX VARIABLE LIFE INS
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	DIVERSIFIED BALANCED	99.96%	Iowa	Principal Financial Group
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20

		Percentage	Jurisdiction under	Parent of
		of Voting	which the Company	Control Person
		Securities	is Organized (when	(when control
		Owned of	control person is a	person is a
Control Person - Name and Address	Account Name	each Account	company)	company)

THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	DIVERSIFIED GROWTH	99.97%	Iowa	Principal Financial Group
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO CUST	DIVERSIFIED INTERNATIONAL	65.60%	Iowa	Principal Financial Group
BVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	EQUITY INCOME	35.96%	Iowa	Principal Financial Group
VUL II
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	EQUITY INCOME	29.14%	Maryland	Principal Financial Group
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	GOVERNMENT & HIGH QUALITY BOND	100.00%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	INCOME	47.62%	Maryland	Principal Financial Group
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	INTERNATIONAL EMERGING MARKETS	78.48%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	INTERNATIONAL SMALLCAP	100.00%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO CUST	LARGECAP BLEND II	92.74%	Iowa	Principal Financial Group
BVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

		Percentage	Jurisdiction under	Parent of
		of Voting	which the Company	Control Person
		Securities	is Organized (when	(when control
		Owned of	control person is a	person is a
Control Person - Name and Address	Account Name	each Account	company)	company)

PRINCIPAL LIFE INSURANCE CO CUST	LARGECAP GROWTH	41.82%	Iowa	Principal Financial Group
BVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	LARGECAP GROWTH	25.54%	Maryland	Principal Financial Group
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP GROWTH I	88.41%	Iowa	Principal Financial Group
VUL
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP S&P 500 INDEX	76.56%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP VALUE	90.01%	Iowa	Principal Financial Group
SEPARATE ACCOUNT B BFA
RIS FIN MGMT B&C T-005-W40
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP VALUE3 III	50.86%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	LARGECAP VALUE3 III	25.70%	Maryland	Principal Financial Group
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LIFETIME STRATEGIC INCOME	100.00%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LIFETIME 2010	100.00%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LIFETIME 2020	100.00%	Iowa	Principal Financial Group

		Percentage	Jurisdiction under	Parent of
		of Voting	which the Company	Control Person
		Securities	is Organized (when	(when control
		Owned of	control person is a	person is a
Control Person - Name and Address	Account Name	each Account	company)	company)

VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LIFETIME 2030	100.00%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LIFETIME 2040	100.00%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LIFETIME 2050	100.00%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	MIDCAP BLEND	83.70%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	MIDCAP GROWTH I	100.00%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	MIDCAP VALUE II	100.00%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO CUST	MONEY MARKET	96.16%	Iowa	Principal Financial Group
BVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	MORTGAGE SECURITIES	47.96%	Maryland	Principal Financial Group
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	PRINCIPAL CAPITAL APPRECIATION	38.27%	Maryland	Principal Financial Group
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST

		Percentage	Jurisdiction under	Parent of
		of Voting	which the Company	Control Person
		Securities	is Organized (when	(when control
		Owned of	control person is a	person is a
Control Person - Name and Address	Account Name	each Account	company)	company)

DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	REAL ESTATE SECURITIES	65.13%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	S A M BALANCED PORTFOLIO	71.84%	Iowa	Principal Financial Group
FREEDOM 2 VARIABLE ANNUNITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

	S A M CONSERVATIVE BALANCED
PRINCIPAL LIFE INSURANCE CO CUST	PORTFOLIO	84.64%	Iowa	Principal Financial Group
BVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

	S A M CONSERVATIVE GROWTH
PRINCIPAL LIFE INSURANCE CO	PORTFOLIO	30.08%	Iowa	Principal Financial Group
VUL II
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

	S A M CONSERVATIVE GROWTH			American International
AIG SUNAMERICA LIFE ASSURANCE CO	PORTFOLIO	30.30%	Delaware	Group (AIG)
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO CUST	S A M FLEXIBLE INCOME PORTFOLIO	76.35%	Iowa	Principal Financial Group
BVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

	S A M STRATEGIC GROWTH
PRINCIPAL LIFE INSURANCE CO	PORTFOLIO	34.78%	Iowa	Principal Financial Group
FREEDOM 2 VARIABLE ANNUNITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

	S A M STRATEGIC GROWTH
FARMERS NEW WORLD LIFE INS CO	PORTFOLIO	35.80%	California	Farmers Insurance Group
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

PRINCIPAL LIFE INSURANCE CO	SHORT-TERM BOND	100.00%	Iowa	Principal Financial Group

		Percentage	Jurisdiction under	Parent of
		of Voting	which the Company	Control Person
		Securities	is Organized (when	(when control
		Owned of	control person is a	person is a
Control Person - Name and Address	Account Name	each Account	company)	company)

VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	SHORT-TERM INCOME	38.10%	Iowa	Principal Financial Group
FREEDOM 2 VARIABLE ANNUNITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	SMALLCAP BLEND	100.00%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	SMALLCAP GROWTH II	57.46%	Iowa	Principal Financial Group
FREEDOM 2 VARIABLE ANNUNITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	SMALLCAP VALUE I	78.42%	Iowa	Principal Financial Group
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

The Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts, SAM Portfolios, or
Principal Life Insurance Company will vote in the same proportion as shares of the Accounts owned by other shareholders. Therefore the Diversified Balanced Account, Diversified Growth Account, Principal Lifetime Accounts,
SAM Portfolios, and Principal Life Insurance Company do not exercise voting discretion.

The By-laws of the Fund set the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund state that a quorum is “The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund.”

Certain proposals presented to shareholders for approval require the vote of a “majority of the outstanding voting securities,” which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of
(1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than
50% of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Fund (a “Majority of the Outstanding Voting Securities”) .

Principal Holders of Securities
The Fund is unaware of any persons who own beneficially more than 5% of the Fund’s outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund’s outstanding shares as of April 6, 2010. The list is presented in alphabetical order by account.

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

PRINCIPAL LIFE INSURANCE CO	ASSET ALLOCATION CLASS 1	59.41%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	ASSET ALLOCATION CLASS 1	15.27%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	ASSET ALLOCATION CLASS 1	19.57%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	BALANCED CLASS 1	70.59%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	BALANCED CLASS 1	15.63%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	BOND & MORTGAGE SECURITIES CLASS 1	38.68%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	BOND & MORTGAGE SECURITIES CLASS 1	32.79%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

LIFETIME 2020 ACCOUNT	BOND & MORTGAGE SECURITIES CLASS 1	6.68%
ATTN MUTUAL FUND ACCOUNTING- H221
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	DIVERSIFIED BALANCED CLASS 2	99.96%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	DIVERSIFIED GROWTH CLASS 2	99.97%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	DIVERSIFIED INTERNATIONAL CLASS 1	31.70%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	DIVERSIFIED INTERNATIONAL CLASS 1	7.33%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	DIVERSIFIED INTERNATIONAL CLASS 1	5.59%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	DIVERSIFIED INTERNATIONAL CLASS 1	10.09%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	DIVERSIFIED INTERNATIONAL CLASS 1	18.46%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM CONS GROWTH PORTFOLIO PVC	DIVERSIFIED INTERNATIONAL CLASS 1	5.54%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	DIVERSIFIED INTERNATIONAL CLASS 2	51.43%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FARMERS NEW WORLD LIFE INS CO	DIVERSIFIED INTERNATIONAL CLASS 2	29.49%
VARIABLE UNIVERSAL LIFE II AGENT
ATTN SEPERATE ACCOUNTS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

FIRST SUNAMERICA LIFE INS CO	DIVERSIFIED INTERNATIONAL CLASS 2	19.07%
FS VARIABLE SEPARATE ACCT
ATTN VARIABLE ANNUITY ACCOUNTING
PO BOX 54299
LOS ANGELES CA 90054-0299

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

PRINCIPAL LIFE INSURANCE CO	EQUITY INCOME CLASS 1	6.48%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	EQUITY INCOME CLASS 1	30.30%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	EQUITY INCOME CLASS 1	31.09%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM CONS GROWTH PORTFOLIO PVC	EQUITY INCOME CLASS 1	9.56%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO PVC	EQUITY INCOME CLASS 1	6.05%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	EQUITY INCOME CLASS 1	5.85%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FARMERS NEW WORLD LIFE INS CO	EQUITY INCOME CLASS 2	25.96%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

FARMERS NEW WORLD LIFE INS CO	EQUITY INCOME CLASS 2	10.21%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

AIG SUNAMERICA LIFE ASSURANCE CO	EQUITY INCOME CLASS 2	56.33%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO	GOVERNMENT & HIGH QUALITY BOND CLASS 1	60.18%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	GOVERNMENT & HIGH QUALITY BOND CLASS 1	5.12%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	GOVERNMENT & HIGH QUALITY BOND CLASS 1	21.48%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	INCOME CLASS 1	48.97%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM CONS BALANCED PORTFOLIO PVC	INCOME CLASS 1	15.67%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO PVC	INCOME CLASS 1	21.04%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	INCOME CLASS 1	5.63%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

AIG SUNAMERICA LIFE ASSURANCE CO	INCOME CLASS 2	92.16%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FIRST SUNAMERICA LIFE INS CO	INCOME CLASS 2	5.07%
FS VARIABLE SEPARATE ACCT
ATTN VARIABLE ANNUITY ACCOUNTING
PO BOX 54299
LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO	INTERNATIONAL EMERGING MARKETS CLASS 1	5.27%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	INTERNATIONAL EMERGING MARKETS CLASS 1	37.56%
FLEX VARIABLE ANNUITY
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	INTERNATIONAL EMERGING MARKETS CLASS 1	22.34%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

SAM BALANCED PORTFOLIO PVC	INTERNATIONAL EMERGING MARKETS CLASS 1	12.20%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	INTERNATIONAL SMALLCAP CLASS 1	15.59%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	INTERNATIONAL SMALLCAP CLASS 1	44.87%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	INTERNATIONAL SMALLCAP CLASS 1	9.53%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	INTERNATIONAL SMALLCAP CLASS 1	17.55%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP BLEND II CLASS 1	35.36%
FLEX VARIABLE ANNUITY
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	LARGECAP BLEND II CLASS 1	51.32%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	LARGECAP BLEND II CLASS 2	68.17%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FARMERS NEW WORLD LIFE INS CO	LARGECAP BLEND II CLASS 2	19.00%
VARIABLE UNIVERSAL LIFE II AGENT
ATTN SEPERATE ACCOUNTS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

FIRST SUNAMERICA LIFE INS CO	LARGECAP BLEND II CLASS 2	11.40%
FS VARIABLE SEPARATE ACCT
ATTN VARIABLE ANNUITY ACCOUNTING
PO BOX 54299
LOS ANGELES CA 90054-0299

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

PRINCIPAL LIFE INSURANCE CO	LARGECAP GROWTH I CLASS 1	45.66%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP GROWTH I CLASS 1	21.82%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

LIFETIME 2020 ACCOUNT	LARGECAP GROWTH I CLASS 1	6.04%
ATTN MUTUAL FUND ACCOUNTING- H221
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP GROWTH I CLASS 1	7.51%
VUL
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP GROWTH CLASS 1	21.80%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP GROWTH CLASS 1	7.84%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	LARGECAP GROWTH CLASS 1	5.72%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	LARGECAP GROWTH CLASS 1	25.62%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM CONS GROWTH PORTFOLIO PVC	LARGECAP GROWTH CLASS 1	7.26%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	LARGECAP GROWTH CLASS 2	61.97%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

FARMERS NEW WORLD LIFE INS CO	LARGECAP GROWTH CLASS 2	29.81%
VARIABLE UNIVERSAL LIFE II AGENT
ATTN SEPERATE ACCOUNTS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

FIRST SUNAMERICA LIFE INS CO	LARGECAP GROWTH CLASS 2	6.27%
FS VARIABLE SEPARATE ACCT
ATTN VARIABLE ANNUITY ACCOUNTING
PO BOX 54299
LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO	LARGECAP S&P 500 INDEX CLASS 1	7.82%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP S&P 500 INDEX CLASS 1	5.83%
FREEDOM VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP S&P 500 INDEX CLASS 1	38.76%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	LARGECAP S&P 500 INDEX CLASS 1	17.47%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

DIVERSIFIED GROWTH	LARGECAP S&P 500 INDEX CLASS 1	14.50%
DIVERSIFIED GROWTH ACCOUNT
ATTN MUTUAL FUND ACCOUNTING H221
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP VALUE III CLASS 1	16.52%
FLEX VARIABLE ANNUITY
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	LARGECAP VALUE III CLASS 1	29.21%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	LARGECAP VALUE III CLASS 1	25.70%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

SAM CONS GROWTH PORTFOLIO PVC	LARGECAP VALUE III CLASS 1	9.47%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO PVC	LARGECAP VALUE III CLASS 1	6.52%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP VALUE CLASS 1	44.42%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP VALUE CLASS 1	12.16%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	LARGECAP VALUE CLASS 1	8.38%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

LIFETIME 2020 ACCOUNT	LARGECAP VALUE CLASS 1	5.21%
ATTN MUTUAL FUND ACCOUNTING- H221
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	LARGECAP VALUE CLASS 1	10.05%
VUL
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	MIDCAP BLEND CLASS 1	45.44%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	MIDCAP BLEND CLASS 1	9.85%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	MIDCAP BLEND CLASS 1	18.03%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

SAM BALANCED PORTFOLIO PVC	MIDCAP BLEND CLASS 1	6.75%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

FARMERS NEW WORLD LIFE INS CO	MIDCAP BLEND CLASS 2	33.72%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

FARMERS NEW WORLD LIFE INS CO	MIDCAP BLEND CLASS 2	39.70%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

AIG SUNAMERICA LIFE ASSURANCE CO	MIDCAP BLEND CLASS 2	7.73%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FIRST SUNAMERICA LIFE INS CO	MIDCAP BLEND CLASS 2	16.13%
FS VARIABLE SEPARATE ACCT
ATTN VARIABLE ANNUITY ACCOUNTING
PO BOX 54299
LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO	MIDCAP GROWTH I CLASS 1	12.03%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	MIDCAP GROWTH I CLASS 1	53.87%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	MIDCAP GROWTH I CLASS 1	5.75%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	MIDCAP GROWTH I CLASS 1	13.49%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	MIDCAP VALUE II CLASS 1	36.06%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	MIDCAP VALUE II CLASS 1	39.96%
INVESTMENT PLUS VARIABLE ANNUITY

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	MONEY MARKET CLASS 1	26.12%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	MONEY MARKET CLASS 1	8.62%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	MONEY MARKET CLASS 1	33.21%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	MONEY MARKET CLASS 1	11.48%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	MONEY MARKET CLASS 2	93.48%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FIRST SUNAMERICA LIFE INS CO	MONEY MARKET CLASS 2	5.77%
FS VARIABLE SEPARATE ACCT
ATTN VARIABLE ANNUITY ACCOUNTING
PO BOX 54299
LOS ANGELES CA 90054-0299

SAM BALANCED PORTFOLIO PVC	MORTGAGE SECURITIES CLASS 1	48.28%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM CONS BALANCED PORTFOLIO PVC	MORTGAGE SECURITIES CLASS 1	15.99%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO PVC	MORTGAGE SECURITIES CLASS 1	19.33%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	MORTGAGE SECURITIES CLASS 2	99.45%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

LOS ANGELES CA 90054-0299

PRINCIPAL MUTUAL LIFE	PRINCIPAL CAPITAL APPRECIATION CLASS 1	5.54%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	PRINCIPAL CAPITAL APPRECIATION CLASS 1	41.01%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM CONS BALANCED PORTFOLIO PVC	PRINCIPAL CAPITAL APPRECIATION CLASS 1	5.92%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM CONS GROWTH PORTFOLIO PVC	PRINCIPAL CAPITAL APPRECIATION CLASS 1	13.93%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO PVC	PRINCIPAL CAPITAL APPRECIATION CLASS 1	9.58%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	PRINCIPAL CAPITAL APPRECIATION CLASS 1	17.05%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FARMERS NEW WORLD LIFE INS CO	PRINCIPAL CAPITAL APPRECIATION CLASS 2	12.95%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

FARMERS NEW WORLD LIFE INS CO	PRINCIPAL CAPITAL APPRECIATION CLASS 2	11.36%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

AIG SUNAMERICA LIFE ASSURANCE CO	PRINCIPAL CAPITAL APPRECIATION CLASS 2	56.02%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FARMERS NEW WORLD LIFE INS CO	PRINCIPAL CAPITAL APPRECIATION CLASS 2	13.28%
VARIABLE UNIVERSAL LIFE II AGENT
ATTN SEPERATE ACCOUNTS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

FIRST SUNAMERICA LIFE INS CO	PRINCIPAL CAPITAL APPRECIATION CLASS 2	6.06%
FS VARIABLE SEPARATE ACCT
ATTN VARIABLE ANNUITY ACCOUNTING
PO BOX 54299

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO	PRINCIPAL LIFETIME CLASS 2010 CLASS 1	11.05%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	PRINCIPAL LIFETIME CLASS 2010 CLASS 1	75.15%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	PRINCIPAL LIFETIME CLASS 2010 CLASS 1	7.18%
FREEDOM 2 VARIABLE ANNUNITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	PRINCIPAL LIFETIME CLASS 2020 CLASS 1	6.64%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	PRINCIPAL LIFETIME CLASS 2020 CLASS 1	84.57%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	PRINCIPAL LIFETIME CLASS 2030 CLASS 1	11.73%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO CUST	PRINCIPAL LIFETIME CLASS 2030 CLASS 1	6.11%
VUL INCOME
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	PRINCIPAL LIFETIME CLASS 2030 CLASS 1	71.85%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	PRINCIPAL LIFETIME CLASS 2040 CLASS 1	8.38%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO CUST	PRINCIPAL LIFETIME CLASS 2040 CLASS 1	25.84%
VUL INCOME
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	PRINCIPAL LIFETIME CLASS 2040 CLASS 1	47.64%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	PRINCIPAL LIFETIME CLASS 2040 CLASS 1	5.96%
VUL II
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	PRINCIPAL LIFETIME CLASS 2050 CLASS 1	7.46%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO CUST	PRINCIPAL LIFETIME CLASS 2050 CLASS 1	27.83%
VUL INCOME
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	PRINCIPAL LIFETIME CLASS 2050 CLASS 1	43.80%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	PRINCIPAL LIFETIME CLASS 2050 CLASS 1	7.57%
VUL II
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO CUST	PRINCIPAL LIFETIME CLASS 2050 CLASS 1	7.56%
BVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	PRINCIPAL LIFETIME STRATEGIC INC CLASS 1	6.58%
FLEX VARIABLE ANNUITY
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	PRINCIPAL LIFETIME STRATEGIC INC CLASS 1	10.08%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	PRINCIPAL LIFETIME STRATEGIC INC CLASS 1	77.18%
INVESTMENT PLUS VARIABLE ANNUITY

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	REAL ESTATE SECURITIES CLASS 1	34.79%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	REAL ESTATE SECURITIES CLASS 1	7.95%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	REAL ESTATE SECURITIES CLASS 1	9.77%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

LIFETIME 2020 ACCOUNT	REAL ESTATE SECURITIES CLASS 1	5.01%
ATTN MUTUAL FUND ACCOUNTING- H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	REAL ESTATE SECURITIES CLASS 1	14.10%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	REAL ESTATE SECURITIES CLASS 2	95.00%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO	S A M BALANCED PORTFOLIO CLASS 1	5.05%
FLEX VARIABLE ANNUITY
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	S A M BALANCED PORTFOLIO CLASS 1	75.08%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	S A M BALANCED PORTFOLIO CLASS 1	11.82%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FARMERS NEW WORLD LIFE INS CO	S A M BALANCED PORTFOLIO CLASS 2	28.51%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

FARMERS NEW WORLD LIFE INS CO	S A M BALANCED PORTFOLIO CLASS 2	6.30%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

AIG SUNAMERICA LIFE ASSURANCE CO	S A M BALANCED PORTFOLIO CLASS 2	54.10%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FIRST SUNAMERICA LIFE INS CO	S A M BALANCED PORTFOLIO CLASS 2	9.08%
FS VARIABLE SEPARATE ACCT
ATTN VARIABLE ANNUITY ACCOUNTING
PO BOX 54299
LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO	S A M CONSERVATIVE BALANCED PORT CLASS 1	12.33%
FLEX VARIABLE ANNUITY
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	S A M CONSERVATIVE BALANCED PORT CLASS 1	77.56%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	S A M CONSERVATIVE BALANCED PORT CLASS 1	5.54%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FARMERS NEW WORLD LIFE INS CO	S A M CONSERVATIVE BALANCED PORT CLASS 2	39.21%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

AIG SUNAMERICA LIFE ASSURANCE CO	S A M CONSERVATIVE BALANCED PORT CLASS 2	51.04%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO	S A M CONSERVATIVE GROWTH PORT CLASS 1	9.96%
FLEX VARIABLE ANNUITY
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO CUST	S A M CONSERVATIVE GROWTH PORT CLASS 1	5.39%
VUL INCOME
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	S A M CONSERVATIVE GROWTH PORT CLASS 1	23.49%

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

AMERICAN GENERAL LIFE INSURANCE CO	S A M CONSERVATIVE GROWTH PORT CLASS 1	21.16%
VARIABLE PRODUCTS DEPARTMENT
ATTN: DEBORAH KERAI
PO BOX 1591
HOUSTON TX 77251-1591

AIG SUNAMERICA LIFE ASSURANCE CO	S A M CONSERVATIVE GROWTH PORT CLASS 1	25.69%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO	S A M CONSERVATIVE GROWTH PORT CLASS 1	5.17%
VARIABLE UNIVERSAL LIFE INCOME II
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

FARMERS NEW WORLD LIFE INS CO	S A M CONSERVATIVE GROWTH PORT CLASS 2	33.05%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

FARMERS NEW WORLD LIFE INS CO	S A M CONSERVATIVE GROWTH PORT CLASS 2	23.04%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

AIG SUNAMERICA LIFE ASSURANCE CO	S A M CONSERVATIVE GROWTH PORT CLASS 2	37.74%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO	S A M FLEXIBLE INCOME PORT CLASS 1	17.87%
FLEX VARIABLE ANNUITY
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	S A M FLEXIBLE INCOME PORT CLASS 1	65.70%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	S A M FLEXIBLE INCOME PORT CLASS 1	9.43%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FARMERS NEW WORLD LIFE INS CO	S A M FLEXIBLE INCOME PORT CLASS 2	33.60%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

MERCER ISLAND WA 98040-2890

AIG SUNAMERICA LIFE ASSURANCE CO	S A M FLEXIBLE INCOME PORT CLASS 2	58.06%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO	S A M STRATEGIC GROWTH PORT CLASS 1	13.22%
FLEX VARIABLE ANNUITY
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO CUST	S A M STRATEGIC GROWTH PORT CLASS 1	6.43%
VUL INCOME
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	S A M STRATEGIC GROWTH PORT CLASS 1	32.08%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

AMERICAN GENERAL LIFE INSURANCE CO	S A M STRATEGIC GROWTH PORT CLASS 1	15.53%
VARIABLE PRODUCTS DEPARTMENT
ATTN: DEBORAH KERAI
PO BOX 1591
HOUSTON TX 77251-1591

AIG SUNAMERICA LIFE ASSURANCE CO	S A M STRATEGIC GROWTH PORT CLASS 1	17.74%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FARMERS NEW WORLD LIFE INS CO	S A M STRATEGIC GROWTH PORT CLASS 2	28.75%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

FARMERS NEW WORLD LIFE INS CO	S A M STRATEGIC GROWTH PORT CLASS 2	38.04%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

AIG SUNAMERICA LIFE ASSURANCE CO	S A M STRATEGIC GROWTH PORT CLASS 2	24.04%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FARMERS NEW WORLD LIFE INS CO	S A M STRATEGIC GROWTH PORT CLASS 2	6.99%
VARIABLE UNIVERSAL LIFE II AGENT
ATTN SEPERATE ACCOUNTS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

PRINCIPAL LIFE INSURANCE CO	SHORT-TERM BOND CLASS 1	23.18%
FLEX VARIABLE ANNUITY
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	SHORT-TERM BOND CLASS 1	71.31%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	SHORT-TERM INCOME CLASS 1	10.12%
FLEX VARIABLE ANNUITY
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	SHORT-TERM INCOME CLASS 1	24.58%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	SHORT-TERM INCOME CLASS 1	15.91%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM CONS BALANCED PORTFOLIO PVC	SHORT-TERM INCOME CLASS 1	11.71%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO PVC	SHORT-TERM INCOME CLASS 1	19.84%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	SHORT-TERM INCOME CLASS 2	91.94%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

FIRST SUNAMERICA LIFE INS CO	SHORT-TERM INCOME CLASS 2	7.62%
FS VARIABLE SEPARATE ACCT
ATTN VARIABLE ANNUITY ACCOUNTING
PO BOX 54299
LOS ANGELES CA 90054-0299

PRINCIPAL LIFE INSURANCE CO	SMALLCAP BLEND CLASS 1	11.74%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	SMALLCAP BLEND CLASS 1	57.83%
FLEX VARIABLE ANNUITY

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	SMALLCAP BLEND CLASS 1	5.47%
FREEDOM VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	SMALLCAP BLEND CLASS 1	18.51%
VUL
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	SMALLCAP GROWTH II CLASS 1	12.20%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	SMALLCAP GROWTH II CLASS 1	27.06%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	SMALLCAP GROWTH II CLASS 1	8.20%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	SMALLCAP GROWTH II CLASS 1	20.44%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

SAM CONS GROWTH PORTFOLIO PVC	SMALLCAP GROWTH II CLASS 1	6.04%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

FARMERS NEW WORLD LIFE INS CO	SMALLCAP GROWTH II CLASS 2	41.62%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

FARMERS NEW WORLD LIFE INS CO	SMALLCAP GROWTH II CLASS 2	41.62%
ATTN SEGREGATED ASSETS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

AIG SUNAMERICA LIFE ASSURANCE CO	SMALLCAP GROWTH II CLASS 2	10.59%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299

		Percentage
		of Ownership
		of an
Principal Holders of Securities		Account
Name and Address	Account and Class Name	by Class

LOS ANGELES CA 90054-0299

FARMERS NEW WORLD LIFE INS CO	SMALLCAP GROWTH II CLASS 2	5.58%
VARIABLE UNIVERSAL LIFE II AGENT
ATTN SEPERATE ACCOUNTS
3003 77TH AVE SE
MERCER ISLAND WA 98040-2890

PRINCIPAL LIFE INSURANCE CO	SMALLCAP VALUE I CLASS 1	6.59%
PRINFLEX LIFE
ATTN LIFE & HEALTH ACTG
G-008-N20
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	SMALLCAP VALUE I CLASS 1	27.90%
FLEX VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	SMALLCAP VALUE I CLASS 1	5.36%
EVUL
ATTN LIFE ACTG G-12-N11
711 HIGH ST
DES MOINES IA 50392-0001

PRINCIPAL MUTUAL LIFE	SMALLCAP VALUE I CLASS 1	31.77%
INVESTMENT PLUS VARIABLE ANNUITY
ATTN LIFE & HEALTH ACCTNG G-008-N20
THE PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO PVC	SMALLCAP VALUE I CLASS 1	12.16%
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

AIG SUNAMERICA LIFE ASSURANCE CO	SMALLCAP VALUE I CLASS 2	100.00%
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STATEGIES
PO BOX 54299
LOS ANGELES CA 90054-0299

Management Ownership
As of March 31, 2009, all officers and directors, in the aggregate, owned less than 1% of the Fund’s outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors
The Manager of the Fund is Principal Management Corporation (“Principal”), a wholly owned subsidiary of Principal
Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial
Group, Des Moines, Iowa 50392. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal provides investment advisory services with respect to 10-40% of the assets of the following Accounts:
LargeCap Blend Account II, LargeCap Growth Account I, LargeCap Value Account III, SmallCap Growth Account II,
and SmallCap Value Account I.

Principal provides investment advisory services to the Diversified Balanced Account and the Diversified Growth
Account.

Principal also provides a substantial part of the investment advisory services to each of the Principal LifeTime
Accounts directly, while engaging a Sub-Advisor to provide asset allocation services to those Accounts.

Principal implemented a cash management program in the following Accounts: LargeCap Blend II, LargeCap Growth
I, LargeCap Value III, SmallCap Growth II, and SmallCap Value I. Principal will invest the cash, which comprises a very small portion of the Accounts’ portfolios, in money market investments and in stock index futures contracts based on the Account’s market cap to gain exposure to the market.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-
Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Account.
For these services, each Sub-Advisor is paid a fee by Principal.

Sub-Advisor:	AllianceBernstein L.P. ("AllianceBernstein") provides investment advisory services. AXA, AXA
Financial, Inc., AXA Equitable Life Insurance Company ("AXA Equitable"), and certain subsidiaries of
AXA Equitable directly and indirectly represent a controlling economic interest in AllianceBernstein.
AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.
Account(s):	a portion of the assets of LargeCap Value III

Sub-Advisor:	Brown Investment Advisory Incorporated (“Brown”) was founded in 1993 and is located at 901 South
Bond Street, Suite 400, Baltimore, Maryland 21231. Brown is a wholly-owned subsidiary of Brown
Investment Advisory & Trust Company, which is a wholly-owned subsidiary of Brown Advisory Holdings
Incorporated.
Account(s):	a portion of the assets of LargeCap Growth I

Sub-Advisor:	ClearBridge Advisors, LLC (“ClearBridge”) is registered as an investment adviser under the Advisers
Act and is located 620 8th Avenue, New York, NY 10018 . ClearBridge Advisors, LLC is a wholly-
owned subsidiary of Legg Mason, Inc.
Account(s):	a portion of the assets of LargeCap Blend II

Sub-Advisor:	Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the Principal Financial Group.
CCI provides investment advisory services and was founded in 1975. Its address is Metro Center, One
Station Place, Stamford, CT 06902.
Account(s):	LargeCap Growth

Sub-Advisor:	Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal
Financial Group. Edge has been in the business of investment management since 1944. Its address is
601 Union Street, Suite 2200, Seattle, WA 98101-1377.
Account(s):	Equity Income, Income, Mortgage Securities, Principal Capital Appreciation, SAM Balanced, SAM
Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, SAM Strategic Growth, and
Short-Term Income

Sub-Advisor:	Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald Asset Management.
Emerald provides professional investment advisory services to institutional investors and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.
Account(s):	a portion of the assets of SmallCap Growth II

Sub-Advisor:	Essex Investment Management Company, LLC ("Essex") is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Essex Investment Management is majority owned by Affiliated Managers
Group, Inc., a publically reporting diversified asset management company. Its address is 125 High
Street, 29th Floor, Boston, MA 02110.

Account(s):	a portion of the assets of SmallCap Growth II

Sub-Advisor:	Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park,
New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Jacobs Levey is co-owned Bruce Jacobs and Kenneth Levy. Its address is 100
Campus Drive, Florham Park, NJ 07932-0650.

Account(s):	MidCap Value II

Sub-Advisor:	J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park Avenue, New York, NY 10167 is
an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company.
J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

Account(s):	a portion of the assets of SmallCap Value I

Sub-Advisor:	Mellon Capital Management Corporation ("Mellon Capital"), 500 Grant Street, Suite 4200, Pittsburgh,
PA 15258. Mellon Capital provides investment advisory services and is a wholly owned subsidiary of
Mellon Financial Corporation ("Mellon").
Account(s):	MidCap Growth I and a portion of the assets of SmallCap Value I

Sub-Advisor:	Morgan Stanley Investment Management, Inc. (“Morgan Stanley Investment Management”), 522 Fifth
Avenue, New York, NY 10036. Morgan Stanley Investment Management is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients.
Account(s):	Asset Allocation

Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life
Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including
Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. Its other primary asset management office is in New York, with asset management offices of affiliate advisors in several non-U.S. locations including London, Sydney and Singapore.

Account(s):	Balanced, Bond & Mortgage Securities, Diversified International, Government & High Quality Bond,
International Emerging Markets, International SmallCap, LargeCap S&P 500 Index, LargeCap Value,
MidCap Blend, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime
2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Short-
Term Bond, and SmallCap Blend

Sub-Advisor:	Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal
Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal-REI's address is 801
Grand Avenue, Des Moines, IA 50392.
Account(s):	Real Estate Securities

Sub-Advisor:	T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group,
Inc., a financial services holding company, has over 73 years of investment management experience.
T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.
Account(s):	a portion of the assets of LargeCap Blend II and a portion of the assets of LargeCap Growth I

Sub-Advisor:	Westwood Management Corp. ("Westwood"), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.
Westwood's principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas
75201.

Account(s):	a portion of the assets of LargeCap Value III

The Sub-Sub-Advisors
PGI has entered into a sub-sub-advisory agreement with Spectrum Asset Management, Inc. (“Spectrum”) for the Bond
& Mortgage Securities Account. Under the agreement, Spectrum agrees to manage the day-to-day investment of the
Account’s assets allocated to it consistent with the Account’s investment objectives, policies and restrictions and be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by PGI and oversight by the Board. Spectrum, at its own expense, provides all investment, management and administrative personnel, facilities and equipment necessary for the investment advisory services which it conducts for the Account.

Under the agreement, PGI pays Spectrum a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by Spectrum). Entering into this agreement does not change the management fee that the Account pays Principal under its Management Agreement or the sub-advisory fee that Principal pays PGI under its sub-advisory agreement. PGI, and not the Account, bears the expenses of the services that Spectrum provides to the Account under the agreement.

Sub-Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal
Life and an affiliate of Principal Global Investors, LLC and a member of the Principal
Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park,
Stamford, CT 06905.

Affiliated Persons of the Fund Who are Affiliated Persons of the Advisor
For information about affiliated persons of the Fund who are also affiliated persons of Principal or affiliated advisors, see the Interested Director and Officer tables in the “Management” section.

Codes of Ethics
The Fund, Principal, each of the Sub-Advisors, and the Distributor have adopted Codes of Ethics (“Codes”) under
Rule 17j-1 of the 1940 Act. Principal and each Sub-Advisor has also adopted such a Code under Rule 204A-1 of the
Investment Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of an Account from using that information for their personal benefit.
In certain circumstances, personal securities trading is permitted in accordance with procedures established by the
Codes. The Boards of Directors of Principal, the Fund, the Distributor, and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the Securities and Exchange
Commission. A copy of the Fund’s Code will also be provided upon request, which may be made by contacting the
Fund.

COST OF MANAGER’S SERVICES

For providing the investment advisory services, and specified other services, Principal, under the terms of the
Management Agreement for the Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

		Net Asset Value of Account
	First	Next	Next	Next
Account	$250 Million	$250 Million	$250 Million	$250 Million	Thereafter
LargeCap Value	0.60%	0.55%	0.50%	0.45%	0.40%
LargeCap Blend II and LargeCap Value III	0.75	0.70	0.65	0.60	0.55
Diversified International	0.85	0.80	0.75	0.70	0.65
International Emerging Markets	1.25	1.20	1.15	1.10	1.05
MidCap Value II	1.05	1.00	0.95	0.90	0.85

	First	Next	Next	Next	Over
Account	$500 million	$500 million	$1 billion	$1 billion	$3 billion
LargeCap Growth	0.68%	0.63%	0.61%	0.56%	0.51%

	First $2	Over $2
Account	billion	billion
Income	0.50%	0.45%
Mortgage Securities	0.50	0.45

Overall
Account	Fee
Principal LifeTime 2010	0.03%
Principal LifeTime 2020	0.03
Principal LifeTime 2030	0.03
Principal LifeTime 2040	0.03
Principal LifeTime 2050	0.03
Principal LifeTime Strategic Income	0.03

	First $200	Next $300	Over $500
Account	million	million	million
Short-Term Income	0.50%	0.45%	0.40%

		First $500	Over $500
Account		million	million
Principal Capital Appreciation		0.625%	0.500%

		First	Over
Account		$1 billion	$1 billion
SAM Balanced Portfolio*		0.25%	0.20%
SAM Conservative Balanced Portfolio*		0.25	0.20
SAM Conservative Growth Portfolio*		0.25	0.20
SAM Flexible Income Portfolio*		0.25	0.20
SAM Strategic Growth Portfolio*		0.25	0.20

*Breakpoints based on aggregate SAM Portfolio net assets

Overall
Account	Fee
LargeCap S&P 500 Index	0.25%

Account	All Assets
Diversified Balanced	0.05%
Diversified Growth	0.05%

	First	Next	Next	Next
Account	$100 million	$100 million	$100 million	$100 million	Thereafter
Asset Allocation and LargeCap Growth I	0.80%	0.75%	0.70%	0.65%	0.60%
Balanced and Equity Income	0.60	0.55	0.50	0.45	0.40
International SmallCap	1.20	1.15	1.10	1.05	1.00
SmallCap Growth II	1.00	0.95	0.90	0.85	0.80
MidCap Blend	0.65	0.60	0.55	0.50	0.45
MidCap Growth I and Real Estate Securities	0.90	0.85	0.80	0.75	0.70
SmallCap Blend	0.85	0.80	0.75	0.70	0.65
SmallCap Value I	1.10	1.05	1.00	0.95	0.90
All Other	0.50	0.45	0.40	0.35	0.30

Except for certain Fund expenses set out below, Principal is responsible for expenses, administrative duties, and services including the following: expenses incurred in connection with the registration of the Fund and Fund shares with the SEC; office space, facilities, and costs of keeping the books of the Fund; compensation of all personnel who are officers and any directors who are also affiliated with Principal; fees for auditors and legal counsel; preparing and printing Fund prospectuses; and administration of shareholder accounts, including issuance, maintenance of open account system, dividend disbursement, reports to shareholders, and redemptions. However, some or all of these expenses may be assumed by Principal Life and some or all of the administrative duties and services may be delegated by Principal to Principal Life or affiliate thereof.

Each Account pays for certain corporate expenses incurred in its operation. Among such expenses, the Account pays brokerage commissions on portfolio transactions, transfer taxes and other charges and fees attributable to investment transactions, any other local, state, or federal taxes, fees, and expenses of all directors of the Fund who are not persons affiliated with Principal, interest, fees for Custodian of the Account, and the cost of meetings of shareholders.

Fees paid for investment management services during the periods indicated were as follows (amounts in thousands):

Management Fees For Periods Ended December 31,
Account	2009	2008	2007
Asset Allocation	$ 490	$ 683	$ 823
Balanced	324	493	658
Bond & Mortgage Securities	1,424	1,767	1,843
Diversified Balanced	—*
Diversified Growth	—*
Diversified International	2,563	3,637	4,666
Equity Income	1,888	2,329	2,860
Government & High Quality Bond	1,162	1,370	1,381
Income	814	781	953
International Emerging Markets	1,615	2,065	2,296
International SmallCap	1,062	1,712	2,392
LargeCap Blend II	1,221	1,675	2,433
LargeCap Growth	1,337	1,950	3,041
LargeCap Growth I	1,422	1,794	2,225
LargeCap S&P 500 Index	251	375	532
LargeCap Value	833	1,269	1,715
LargeCap Value III	1,432	1,428	1,631
MidCap Blend	1,742	2,230	2,666
MidCap Growth I	388	562	712
MidCap Value II	867	1,251	1,608
Money Market	1,831	1,524	1,073
Mortgage Securities	928	963	1,236
Principal Capital Appreciation	508	659	940
Principal LifeTime 2010	26	53	45
Principal LifeTime 2020	102	200	172
Principal LifeTime 2030	26	35	29
Principal LifeTime 2040	9	18	14
Principal LifeTime 2050	6	11	9
Principal LifeTime Strategic Income	14	26	21
Real Estate Securities	1,095	1,552	2,306
SAM Balanced Portfolio	1,508	1,392	1,624
SAM Conservative Balanced Portfolio	304	201	172

Management Fees For Periods Ended December 31,
Account	2009	2008	2007
SAM Conservative Growth Portfolio	439	635	911
SAM Flexible Income Portfolio	347	329	406
SAM Strategic Growth Portfolio	253	344	521
Short-Term Bond	582	712	680
Short-Term Income	268	318	222
SmallCap Blend	392	611	865
SmallCap Growth II	653	841	1,188
SmallCap Value I	1,250	1,607	2,174

* The Account commenced operations on December 30, 2009.

Sub-Advisory Agreements
For providing the investment advisory services, and specified other services, the Sub-Advisor, under the terms of the
Sub-Advisory Agreement for the Account, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

Accounts for which Edge serves as Sub-Advisor. Edge is Sub-Advisor for each Account identified below in Tables
A, B, and C. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.

In calculating the fee for an Account included in Table A, assets of all other Accounts included in Table A as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the Account to arrive at net assets.

In calculating the fee for an Account included in Table B, assets of any unregistered separate account of Principal Life
Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or
PGI provides investment advisory services and which have the same investment mandate (e.g. Income) as the
Account for which the fee is calculated, will be combined with the assets of the Account to arrive at net assets.

Table A
Edge Sub-Advised Accounts		Net Asset Value of Account
	First	Next	Next	Over
Account	$5 billion	$1 billion	$4 billion	$10 billion
Income, Mortgage Securities, and Short-Term Income	0.1126%	0.0979%	0.0930%	0.0881%

				Table B
			Net Asset Value of Account
	First	Next	Next	Next	Next	Next	Over
Account	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Equity Income	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%

	First	Next	Next	Next	Next	Next	Over
Account	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
Principal Capital Appreciation	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%

Table C
Account	Sub-Advisor Fee as a % of Net Assets
SAM Balanced Portfolio	0.0416%
SAM Conservative Balanced Portfolio	0.0416
SAM Conservative Growth Portfolio	0.0416
SAM Flexible Income Portfolio	0.0416
SAM Strategic Growth Portfolio	0.0416

Accounts for which PGI serves as Sub-Advisor. PGI is Sub-Advisor for each Account identified below. Principal pays PGI a fee, computed and paid monthly, at an annual rate as shown below.

To calculate the fee for an Account in Table A, assets of the Account, along with the assets of all other Accounts in
Table A, are combined with any:
•	Principal Life non-registered separate account sub-advised by PGI with assets invested primarily in fixed-income securities (except money market separate accounts) and
•	Principal Life sponsored mutual fund sub-advised by PGI with assets invested primarily in fixed-income securities
(except money market mutual funds).

To calculate the fee for an Account in Table B, the assets of the Account are combined with assets sub-advised by
Principal with the same investment mandate (e.g. midcap value) in
•	(a) Principal Life non-registered separate account sub-advised by PGI and
•	(b) Principal Life sponsored mutual fund sub-advised by PGI.

Table A
PGI Sub- Advised Accounts		Net Asset Value of Fund
	First	Next	Next	Over
Account	$5 billion	$1 billion	$4 billion	$10 billion
Balanced, Bond & Mortgage Securities, Government & High Quality Bond, and
Short-Term Bond	0.1126%	0.0979%	0.0930%	0.0881%

				Table B
			Net Asset Value of Account
	First	Next	Next	Next	Next	Next	Over
Account	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Diversified International	0.3427%	0.2741%	0.1958%	0.1566%	0.1175%	0.0979%	0.0783%
LargeCap Value	0.2643	0.2448	0.2154	0.1762	0.1273	0.0881	0.0587

				Table B
			Net Asset Value of Account
	First	Next	Next	Next	Next	Next	Over
Account	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
MidCap Blend	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%
SmallCap Blend	0.4699	0.3524	0.2643	0.2448	0.2154	0.1762	0.1175

Table C
Sub-Advisor
Percentage
Account	Fee
International Emerging Markets	0.4895%
International SmallCap	0.4895
LargeCap S&P 500 Index	0.0147
Money Market	0.0734
Principal LifeTime 2010	0.03
Principal LifeTime 2020	0.03
Principal LifeTime 2030	0.03
Principal LifeTime 2040	0.03
Principal LifeTime 2050	0.03
Principal LifeTime Strategic Income	0.03

All Other Accounts. In calculating the fee for each Account, each Sub-Advisor, except J.P. Morgan, has agreed that assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the
Sub-Advisor provides investment advisory services and which have the same investment mandate as the Account for which the fee is being calculated, will be combined (together, the “Aggregated Assets”). The fee charged for the assets in an Account shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Account and the denominator of which is the amount of the Aggregated Assets.

		Net Asset Value of Account
	First	Next	Next	Over
Account	$40 million	$160 million	$100 million	$300 million
Asset Allocation - Morgan Stanley Investment Management	0.45%	0.30%	0.25%	0.20%

	Net Asset Value of Account
	First	Next	Assets Over
Account	$250 million	$250 million	$500 million
LargeCap Blend II - ClearBridge	0.25%	0.20%	0.15%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Account
	First	Next	Next	Next	Over
Account	$50 million	$200 million	$350 million	$400 million	$1 billion
					0.275% on all
LargeCap Blend II - T. Rowe Price	0.40%	0.35%	0.30%	0.275%	assets
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

				Net Asset Value of Account
	First	Next	Next	Next	Next	Next	Next	Next	Over
Account	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$500 million	$2.5 billion	$4.5 billion
LargeCap Growth - CCI	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%	0.2448%	0.1664%

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$100 million	$200 million
LargeCap Growth I - Brown	0.30%	0.25%	0.20%
*Cash and cash equivalents shall be included in the Series’ net assets calculation up to a maximum of 1.00% of the Series’ net assets.

		Net Asset Value of Account
	First	Next	Next	Over
Account	$250 million	$250 million	$500 million	$1 billion
				0.35% on all
LargeCap Growth I - T. Rowe Price	0.40%	0.375%	0.35%	assets
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Account
	First	Above
Account	$300 million	$300 million
LargeCap Value III - AllianceBernstein	0.230%	0.200%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Account
	First	Next	Above
Account	$200 million	$800 million	$1 billion
LargeCap Value III - Westwood	0.30%	0.20%	0.18%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

		Net Asset Value of Account
		First	Over
Account		$50 million	$50 million
MidCap Growth I - Mellon Capital		0.40%	0.35%

		Net Asset Value of Account
		First	Over
Account		$100 million	$100 million
MidCap Value II - Jacobs Levy		0.65%	0.50%

	Net Asset Value of Account
	First	Next	Over
Account	$1 billion	$500 million	$1.5 billion
Real Estate Securities - Principal - REI	0.4895%	0.4405%	0.3916%

	Net Asset Value of Account
	First	Over
Account	$200 million	$200 million
SmallCap Growth II - Emerald	0.50%	0.45%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$50 million	$50 million	$150 million
SmallCap Growth II - Essex	0.70%	0.60%	0.55%	0.50%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Account
	First	Above
Account	$300 million	$300 million
SmallCap Value I - J.P. Morgan	0.450%	0.350%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Account
	First	Next	Above
Account	$100 million	$200 million	$300 million
SmallCap Value I - Mellon Capital	0.450%	0.400%	0.350%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Fees paid for Sub-Advisory services during the periods indicated were as follows:

	Sub-Advisor Fees For Periods Ended December 31,
Account	2009	2008	2007
Asset Allocation	$236,660	$316,002	$ 369,463
Balanced	54,994	83,448	109,551
Bond & Mortgage Securities	328,442	424,056	440,899
Diversified International	282,775	404,369	517,796
Equity Income	316,312	380,131	488,078
Government & High Quality Bond	260,158	303,729	305,090
Income	164,042	155,360	192,912
International Emerging Markets	613,296	849,997	884,010
International SmallCap	428,551	743,826	1,001,512
LargeCap Blend II	403,549	592,550	851,699
LargeCap Growth	316,580	539,356	828,116
LargeCap Growth I	493,404	785,511	988,104
LargeCap S&P 500 Index	14,511	22,908	31,489
LargeCap Value	124,689	175,381	228,834
LargeCap Value III	333,416	399,784	451,379
MidCap Blend	470,438	578,552	645,722
MidCap Growth I	172,341	224,747	282,246
MidCap Value II	514,636	616,941	773,981
Money Market	328,718	252,144	168,860
Mortgage Securities	187,199	191,155	248,907
Principal Capital Appreciation	143,988	157,029	208,412
Principal LifeTime 2010	12,494	18,174	14,863
Principal LifeTime 2020	50,082	69,919	57,697
Principal LifeTime 2030	13,349	12,164	9,531
Principal LifeTime 2040	4,378	6,257	4,519
Principal LifeTime 2050	2,837	3,916	3,070
Principal LifeTime Strategic Income	6,982	8,979	6,827
Real Estate Securities	575,118	849,838	1,254,211
SAM Balanced	253,600	245,298	296,104
SAM Conservative Balanced	51,159	34,638	31,213
SAM Conservative Growth	74,401	114,109	166,143
SAM Flexible Income	58,688	57,154	73,919
SAM Strategic Growth	42,679	61,801	94,259
Short-Term Bond	121,360	146,576	137,116

	Sub-Advisor Fees For Periods Ended December 31,
Account	2009	2008	2007
Short-Term Income	53,399	63,505	43,955
SmallCap Blend	111,447	159,226	191,628
SmallCap Growth II	317,836	462,305	660,763
SmallCap Value I	443,509	711,223	976,668

Operating Expense Limits
Principal has contractually agreed to limit the Fund’s expenses for Class 1 and Class 2 shares of certain Accounts.
The reductions and reimbursements are in amounts that maintain total operating expenses, excluding interest expense and acquired fund fees and expenses, at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and the agreement terms are as follows:

Account	Class1	Class2	Expiration
International SmallCap	1.16%	N/A	April 30, 2011
MidCap Value II	1.01%	N/A	April 30, 2011
SmallCap Value I	0.99%	1.24%	April 30, 2011

In addition, Principal has contractually agreed to limit certain of the Accounts’ management fees. The expense limit will reduce the Accounts’ Management Fees by the amounts listed below:

Account	Waiver	Expiration
LargeCap Blend II	0.02%	April 30, 2011
Large Cap Growth I	0.02%	April 30, 2011
LargeCap Value III	0.01%	April 30, 2011
SmallCap Growth II	0.02%	April 30, 2011
SmallCap Value I	0.02%	April 30, 2011

Custodian
The custodian for the portfolio securities and cash assets of the Accounts is Bank of New York Mellon, One Wall
Street, New York, NY 10286. The custodian performs no managerial or policymaking functions for the Fund or the
Accounts.

Transfer Agent
Principal Shareholder Services, Inc. (1100 Investment Boulevard, El Dorado Hills, CA 95762-5710) provides transfer agency services for Principal Variable Contracts Funds, Inc.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of an Account by Principal, or by the
Account’s Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any
Account, the objective of Principal and of each Account’s Sub-Advisor is to obtain the best overall terms. In pursuing this objective, Principal or the Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that Principal or a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when Principal or the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which Principal or the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the funds from compensating a broker/dealer for promoting or selling fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling fund shares. Therefore, Principal or the Sub-Advisor may not compensate a broker/dealer for promoting or selling fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling fund shares. Principal or a Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the
Exchange.)

Principal or a Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. Principal or a Sub-Advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and Principal or a Sub-Advisor may use it in servicing some or all of the accounts it manages. Principal and the Sub-Advisors allocated portfolio transactions for the Accounts indicated in the following table to certain brokers for the year ended December 31, 2009 due to research services provided by such brokers.
The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

	Amount of Transactions	Soft Dollar
	for which Soft Dollar	Commissions
Account	Commissions were Paid	Paid
Balanced	$109,884,922	$ 12,608
Diversified International	629,851,850	122,381
Equity Income	284,315,732	364,175
International Emerging Markets	319,507,961	79,860
International SmallCap	237,101,566	24,793
LargeCap Blend II	34,317,371	37,951
LargeCap Growth	5,523,374	8,910
LargeCap Growth I	28,983,630	101,890
LargeCap S&P 500 Index	61,142,154	731
LargeCap Value	505,828,269	53.535
LargeCap Value III	170,955,061	117,410
MidCap Blend	91,405,370	7,820
Principal Capital Appreciation	30,589,194	34,307
Real Estate Securities	156,623,880	36,897
SmallCap Blend	89,826,007	28,690
SmallCap Growth II	76,205,487	182,876
SmallCap Value I	983,316	1,106

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby an Account may purchase securities that are offered in underwritings in which an affiliate of a
Sub-Advisor, or the Manager, participates. These procedures prohibit an Account from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Account could purchase in the underwritings. The Sub-
Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.

The Board has approved procedures that permit an Account to effect a purchase or sale transaction between the
Account and any other affiliated mutual fund or between the Account and affiliated persons of the Account under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.

The Board has also approved procedures that permit an Account’s sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Account’s procedures.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities.
Such transactions are usually conducted on a net basis with the Account paying no brokerage commissions.
Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby an Account may participate in a commission recapture program.
Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to an
Account. It provides a way to gain control over the commission expenses incurred by an Account’s Manager and/or
Sub-Advisor, which can be significant over time, and thereby reduces expenses, improves cash flow and conserves assets. An Account can derive commission recapture dollars from both equity trading commissions and fixed-income
(commission equivalent) spreads. The Accounts may participate in a program through a relationship with Russell
Implementation Services, Inc. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Accounts.

The following table shows the brokerage commissions paid during the periods indicated.

	Total Brokerage Commissions Paid
	for Periods ended December 31
Account	2009	2008	2007
Asset Allocation	$ 12,605	$ 18,333	$ 21,941
Balanced	109,391	102,949	113,233
Bond & Mortgage Securities	19,148	11,500	20,780
Diversified International	928,911	1,410,823	2,289,939
Equity Income	392,235	594,977	601,005
Income	202	—	—
International Emerging Markets	699,947	978,724	1,384,577
International SmallCap	342,495	519,769	865,035
LargeCap Blend II	182,877	230,453	490,490
LargeCap Growth	497,921	442,682	808,948
LargeCap Growth I	176,442	188,341	251,095
LargeCap S&P 500 Index	5,379	19,051	15,042
LargeCap Value	489,333	540,865	575,706
LargeCap Value III	279,028	204,856	61,114
MidCap Blend	171,883	242,978	299,014
MidCap Growth I	40,937	104,402	135,473
MidCap Value II	86,828	222,791	219,280
Principal Capital Appreciation	45,035	39,656	79,225
Real Estate Securities	241,554	179,826	349,868
SmallCap Blend	222,138	207,256	156,020
SmallCap Growth II	369,360	253,043	417,582
SmallCap Value I	238,012	215,760	254,841

The primary reasons for changes in several Accounts’ brokerage commissions for the three years were changes in
Account size; changes in market conditions; and changes in money managers of certain Accounts, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

Certain broker-dealers are considered to be affiliates of the Fund:

Brokerage Commissions were Paid
to the Following Broker-Dealers who		Principal Variable Contracts
are Affiliated with a Sub-Advisor	Sub-Advisor Employed	Funds, Inc. Account	Principal Funds, Inc.
Employed by Principal	by Principal	Advised by Sub-Advisor	Fund Advised by Sub-Advisor

B-Trade Services, LLC;	Mellon Capital Management Corporation	MidCap Growth I and SmallCap	MidCap Growth III and SmallCap
BNY Brokerage, Inc.;		Value I	Value I
BNY Capital Markets, Inc.;
Mellon Financial Markets, LLC; and
Pershing, LLC

BTIG, LLC	Goldman Sachs Asset Management LP	N/A	LargeCap Blend I and MidCap Value I
Goldman Sachs & Co.; and
Goldman Sachs Execution & Clearing, LP

Bear Stearns Wealth Management	American Century Investment	N/A	LargeCap Growth II
(a JP Morgan Co);	Management, Inc.
JP Morgan Cazenove Limited;
JP Morgan Securities; and
Morgan Joseph & Co.

Bear Stearns Wealth Management	J.P. Morgan Investment	SmallCap Value I	High Yield I and SmallCap Value I
(a JP Morgan Co);	Management, Inc.
JP Morgan Cazenove Limited;
JP Morgan Securities; and
Morgan Joseph & Co.

Citigroup Global Markets, Inc.;	Morgan Stanley Investment	Asset Allocation	California Municipal and Tax-Exempt
Mitsubishi UFJ Securities; and	Management Inc. (doing business		Bond
Morgan Stanley & Co. Inc.	as Van Kampen)

Dresdner Kleinwort Securities, LLC	Pacific Investment Management Co LLC	N/A	Core Plus Bond I

Exane Inc.; and	AXA Rosenberg Investment	N/A	International Value I
The Williams Capital Group, L.P.	Management LLC

Exane Inc.; and	Montag & Caldwell, Inc.	N/A	LargeCap Growth II
The Williams Capital Group, L.P.

Fidelity Brokerage Services, LLC; and	Pyramis Global Advisors, LLC	N/A	International I
National Financial Services, LLC

Lehman Brothers, Inc.	Neuberger Berman Fixed Income, LLC	N/A	High Yield I

Merrill Lynch, Pierce, Fenner & Smith, Inc.;	BlackRock Financial Management, Inc.	N/A	Inflation Protection
and Merrill Lynch Canada, Inc.

Natixis Bleichroeder, Inc.	Vaughan Nelson Investment	N/A	SmallCap Value II
Management, LP

Sanford C. Bernstein & Co., LLC	AllianceBernstein L.P.	LargeCap Value III	LargeCap Value III and SmallCap
Growth I

Spectrum Asset Management, Inc.	Columbus Circle Investors	LargeCap Growth	LargeCap Growth, MidCap Growth
and SmallCap Growth III

Spectrum Asset Management, Inc.	Edge Asset Management, Inc.	Equity Income, Income, Mortgage	Equity Income, High Yield, Income,
		Securities, Principal Capital	Government & High Quality Bond,
		Appreciation, Short-Term Income,	Principal Capital Appreciation, Short-
		and Strategic Asset Management	Term Income, and Strategic Asset
		Portfolios	Management Portfolios

Spectrum Asset Management, Inc.	Principal Global Investors, LLC	Balanced, Bond & Mortgage	Bond & Mortgage Securities,
		Securities, Diversified International,	Disciplined LargeCap Blend,
		Government & High Quality Bond,	Diversified International, Global
		International Emerging Markets,	Diversified Income, High Quality
		International SmallCap, LargeCap	Intermediate-Term Bond, Inflation
		S&P 500 Index, LargeCap Value,	Protection, International Emerging
		MidCap Blend, Money Market,	Markets, International Growth,
		Principal LifeTime Accounts, Short-	LargeCap S&P 500 Index, LargeCap
		Term Bond, SmallCap Blend	Value, MidCap Blend; MidCap S&P
400 Index, MidCap Value III, Money
Market, Principal LifeTime Funds,
Short-Term Bond, SmallCap Blend,
SmallCap Growth, SmallCap S&P 600
Index, SmallCap Value, Ultra Short
Bond

Spectrum Asset Management, Inc.	Principal Real Estate Investors, LLC	Real Estate Securities	Global Diversified Income, Global Real
Estate Securities, Real Estate
Securities

Spectrum Asset Management, Inc.	Spectrum Asset Management, Inc.	N/A	Global Diversified Income and
Preferred Securities

UBS Financial Services, Inc.; and	UBS Global Asset Management	N/A	LargeCap Value I and SmallCap
UBS Securities LLC	(Americas) Inc.		Growth II

Brokerage commissions paid to affiliates during the period ending December 31, 2009 were as follows:

Commissions Paid to B-Trade Services, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Balanced	2009	$ 1	0.00%	0.00%
	2008	6
	2007	121
Diversified International	2008	346
	2007	34
International Emerging Markets	2007	73
International SmallCap	2008	215
	2007	525
LargeCap Blend II	2009	384	0.21	0.17
	2008	1,569
	2007	5,305
LargeCap Growth	2009	708	0.14	0.92
	2008	471
LargeCap Growth I	2009	261	0.15	0.33
	2008	1,226
	2007	1,742
LargeCap Value III	2009	352	0.13	0.58
MidCap Growth I	2007	364
SmallCap Blend	2009	26	0.01	0.01
	2008	98
	2007	697
SmallCap Growth II	2009	26,039	7.05	10.32
	2008	20,760
	2007	23,065

Commissions Paid to Bear Stearns Wealth Management (A JPMorgan Company)
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Balanced	2008	$ 888
Diversified International	2008	13,773
Equity Income	2008	10,085
International Emerging Markets	2008	7,156
LargeCap Blend II	2009	1,356	0.74%	0.57%
	2008	1,286
LargeCap Growth	2008	12,182
LargeCap Growth I	2009	1,554	0.88	0.96
	2008	2,646
LargeCap Value	2008	3,157
MidCap Blend	2008	1,723
MidCap Growth I	2008	2,262
MidCap Value II	2009	370	0.43	0.76
	2008	2,721
Principal Capital Appreciation	2008	564
SmallCap Blend	2008	797
SmallCap Growth II	2009	824	0.22	0.26
	2008	28
SmallCap Value I	2009	10	0.00	0.01
	2008	650

Commissions Paid to BNY Brokerage, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Balanced	2009	$ 5,240	4.79%	5.56%
	2008	3,416
	2007	2,791
Diversified International	2009	98	0.01	0.01

Commissions Paid to BNY Brokerage, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
	2008	258
Equity Income	2009	137,287	35.00	31.82
	2008	100,920
	2007	43,769
International Emerging Markets	2009	37	0.01	0.01
	2008	68
	2007	598
International SmallCap	2009	280	0.08	0.12
	2008	348
LargeCap Blend II	2009	64	0.03	0.04
	2008	97
	2007	795
LargeCap Growth I	2009	24	0.01	0.02
	2007	127
LargeCap S&P 500 Index	2009	1,133	21.06	21.56
	2008	959
	2007	210
LargeCap Value	2009	25,856	5.28	6.09
	2008	10,299
	2007	10,597
LargeCap Value III	2007	574
MidCap Blend	2009	8,400	4.89	6.43
	2008	3,884
	2007	6,796
MidCap Growth I	2007	290
Principal Capital Appreciation	2009	1,524	3.38	4.28
	2008	2,729
	2007	9,897
Real Estate Securities	2009	26,855	11.12	16.34
	2008	748
SmallCap Blend	2009	5,509	2.48	4.10
	2008	1,777
	2007	375
SmallCap Growth II	2009	6,855	1.86	1.88
	2008	159
	2007	39
SmallCap Value I	2009	1,202	0.51	0.46

Commissions Paid to BNY Capital Markets, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
SmallCap Growth II	2007	$3,270

Commissions Paid to BTIG, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Balanced	2009	$ 44	0.04%	0.03%
LargeCap Value III	2009	4,468	1.60	5.99
	2008	16
MidCap Blend	2009	616	0.36	0.54
MidCap Growth I	2009	287	0.70	0.32
MidCap Value II	2009	80	0.09	0.01
	2008	482
Real Estate Securities	2009	326	0.13	0.05
SmallCap Blend	2009	554	0.25	0.13
SmallCap Growth II	2008	199
SmallCap Value I	2009	1,434	0.60	0.33

Commissions Paid to Citigroup Global Markets, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Asset Allocation	2009	$ 6	0.05%	0.02%
Balanced	2009	4,779	4.37	6.02
Bond & Mortgage Securities	2009	17	0.09	0.04
Diversified International	2009	56,896	6.13	5.60
Equity Income	2009	3,621	0.92	1.87
International Emerging Markets	2009	50,285	7.18	7.78
International SmallCap	2009	10,894	3.18	3.32
LargeCap Blend II	2009	10,455	5.72	3.47
LargeCap Growth	2009	16,977	3.41	2.02
LargeCap Growth I	2009	4,634	2.63	2.91
LargeCap S&P 500 Index	2009	656	12.19	15.15
LargeCap Value	2009	19,257	3.94	5.84
LargeCap Value III	2009	16,660	5.97	5.23
MidCap Blend	2009	4,921	2.86	4.06
MidCap Growth I	2009	645	1.58	1.23
MidCap Value II	2009	220	0.25	0.06
Principal Capital Appreciation	2009	1,092	2.42	2.40
Real Estate Securities	2009	15,899	6.58	7.60
SmallCap Blend	2009	4,427	1.99	2.02
SmallCap Growth II	2009	5,739	1.55	1.73
SmallCap Value I	2009	7,570	3.18	4.07

Commissions Paid to Dresdner Kleinwort Securities, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
International SmallCap	2008	$29

Commissions Paid to Exane, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Diversified International	2009	$17,418	1.88%	1.41%
International SmallCap	2009	2,103	0.61	0.49

Commissions Paid to Fidelity Brokerage Services, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
LargeCap Value III	2009	$1,759	0.63%	0.70%
MidCap Value II	2009	199	0.23	0.06
	2008	1,019
	2007	1,772

Commissions Paid to Goldman Sachs & Co.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Asset Allocation	2009	$ 511	4.06%	6.87%
	2008	527
Balanced	2009	1,610	1.47	0.59
	2008	915
	2007	1,549
Diversified International	2009	42,281	4.55	3.11
	2008	55,457
	2007	134,250
International Emerging Markets	2009	33,786	4.83	4.18

Commissions Paid to Goldman Sachs & Co.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
	2008	52,339
	2007	59,774
International SmallCap	2009	8,217	2.40	2.00
	2008	14,429
	2007	33,996
LargeCap Blend II	2009	4,503	2.46	1.35
	2008	14,197
	2007	16,925
LargeCap Growth	2009	24,434	4.91	2.89
	2008	25,172
	2007	4,116
LargeCap Growth I	2009	8,068	4.57	2.44
	2008	12,207
	2007	9,560
LargeCap Value	2009	8,778	1.79	0.74
	2008	1,098
	2007	4,283
LargeCap Value III	2009	18,770	6.73	6.47
	2008	16,369
	2007	2,285
MidCap Blend	2009	1,979	1.15	1.19
	2008	2,998
	2007	5,557
MidCap Growth I	2009	4,713	11.51	36.06
	2008	1,834
	2007	2,411
MidCap Value II	2009	474	0.55	0.11
	2008	1,865
	2007	1,446
Real Estate Securities	2009	3,523	1.46	0.62
	2008	761
	2007	4,520
SmallCap Blend	2009	2,424	1.09	0.67
	2008	3,025
	2007	2,824
SmallCap Growth II	2009	3,110	0.84	0.47
	2008	949
	2007	1,192
SmallCap Value I	2009	10,480	4.40	4.03
	2008	658
	2007	10,944

Commissions Paid to Goldman Sachs Execution & Clearing, LP
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
LargeCap Blend II	2009	$1,917	1.05%	1.08%
	2008	2,005
	2007	2,721
LargeCap Growth	2008	73
	2007	66
LargeCap Growth I	2009	1,599	0.91	1.98
	2008	1,739
	2007	493
MidCap Value II	2008	160
	2007	270
SmallCap Growth II	2009	7,053	1.91	0.90
	2008	4,488
	2007	7,471
SmallCap Value I	2009	590	0.25	0.26
	2008	662

Commissions Paid to J.P. Morgan Securities
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Asset Allocation	2008	$ 114
Balanced	2009	7,975	7.29%	9.51%
	2008	6,138
	2007	4,643
Diversified International	2009	73,872	7.95	6.65
	2008	106,701
	2007	126,726
Equity Income	2009	17,179	4.38	5.94
	2008	28,908
	2007	6,204
International Emerging Markets	2009	90,445	12.92	13.75
	2008	118,547
	2007	93,837
International SmallCap	2009	15,533	4.54	5.20
	2008	19,945
	2007	26,681
LargeCap Blend II	2009	12,016	6.57	4.24
	2008	19,782
	2007	9,537
LargeCap Growth	2009	53,156	10.68	9.96
	2008	33,262
	2007	20,694
LargeCap Growth I	2009	15,525	8.80	9.25
	2008	23,601
	2007	18,650
LargeCap S&P 500 Index	2009	60	1.11	1.38
	2008	125
LargeCap Value	2009	46,266	9.45	17.63
	2008	36,851
	2007	33,521
LargeCap Value III	2009	17,562	6.29	4.86
	2008	5,714
	2007	277
MidCap Blend	2009	2,458	1.43	2.92
	2008	33,157
	2007	11,529
MidCap Growth I	2008	6,816
	2007	9,559
MidCap Value II	2008	1,724
	2007	2,040
Principal Capital Appreciation	2009	1,565	3.48	4.44
	2008	980
	2007	196
Real Estate Securities	2009	15,026	6.22	7.29
	2008	5,952
	2007	25,306
SmallCap Blend	2009	4,803	2.16	2.18
	2008	13,321
	2007	8,067
SmallCap Growth II	2009	14,054	3.80	3.77
	2008	16,225
	2007	22,969
SmallCap Value I	2009	3,550	1.49	1.95
	2008	4,239
	2007	7,025

Commissions Paid to JPMorgan Cazenove Limited
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Diversified International	2009	$7,887	0.85%	0.82%
	2008	8,004
	2007	4,180
International SmallCap	2009	2,890	0.84	0.86
	2008	1,926
	2007	3,491

Commissions Paid to Lehman Brothers, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Asset Allocation	2008	$ 286
	2007	7
Balanced	2008	2,683
	2007	6,986
Diversified International	2008	30,782
	2007	72,663
Equity Income	2008	3,256
	2007	12,528
International Emerging Markets	2008	10,521
	2007	30,501
International SmallCap	2008	6,038
	2007	20,653
LargeCap Blend II	2008	4,828
	2007	6,559
LargeCap Growth	2008	21,246
	2007	90,353
LargeCap Growth I	2008	5,093
	2007	6,130
LargeCap S&P 500 Index	2008	613
	2007	10,479
LargeCap Value	2008	26,759
	2007	38,759
LargeCap Value III	2009	693	0.25%	0.22%
	2008	2,334
	2007	1,544
MidCap Blend	2008	6,352
	2007	11,737
MidCap Growth I	2008	2,724
	2007	4,461
MidCap Value II	2009	5	0.01	0.00
	2008	3,437
	2007	28,813
Principal Capital Appreciation	2008	74
	2007	422
Real Estate Securities	2008	3,543
	2007	46,816
SmallCap Blend	2008	3,248
	2007	3,376
SmallCap Growth II	2009	3,861	1.05	0.59
	2008	1,469
	2007	2,102
SmallCap Value I	2008	1,177
	2007	9,973

Commissions Paid to Mellon Financial Markets LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
SmallCap Growth II	2008	$5

Commissions Paid to Merrill Lynch Canada, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Diversified International	2009	$ 33	0.00%	0.00%
International SmallCap	2009	322	0.09	0.07

Commissions Paid to Merrill Lynch, Pierce, Fenner & Smith, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Asset Allocation	2009	$ 747	5.92%	6.10%
Balanced	2009	10,037	9.18	8.98
Diversified International	2009	106,004	11.41	11.60
Equity Income	2009	11,170	2.85	3.39
International Emerging Markets	2009	92,693	13.24	11.41
International SmallCap	2009	22,173	6.47	6.65
LargeCap Blend II	2009	11,963	6.54	5.50
Largecap Growth	2009	15,921	3.20	2.41
LargeCap Growth I	2009	8,980	5.09	5.96
LargeCap S&P 500 Index	2009	529	9.83	11.50
LargeCap Value	2009	69,495	14.20	18.45
LargeCap Value III	2009	50,823	18.21	11.98
MidCap Blend	2009	7,552	4.39	4.81
MidCap Value II	2009	1,901	2.19	0.33
Principal Capital Appreciation	2009	1,291	2.87	4.59
Real Estate Securities	2009	22,886	9.47	7.27
SmallCap Blend	2009	12,002	5.40	5.23
SmallCap Growth II	2009	17,274	4.68	3.76
SmallCap Value I	2009	4,349	1.83	1.37

Commissions Paid to Mitsubishi UFJ Securities
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Diversified International	2009	$3,636	0.39%	0.38%
International SmallCap	2009	3,868	1.13	1.14

Commissions Paid to Morgan Joseph & Co
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
SmallCap Growth II	2009	$661	0.18%	0.31%
	2008	298

Commissions Paid to Morgan Stanley & Co. Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Asset Allocation	2009	$ 170	1.35%	1.73%
Balanced	2009	2,703	2.47	2.93
	2008	1,037
	2007	3,730
Diversified International	2009	65,029	7.00	6.05

Commissions Paid to Morgan Stanley & Co. Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
	2008	86,942
	2007	159,216
Equity Income	2009	4,816	1.23	0.88
	2008	8,380
	2007	20,234
International Emerging Markets	2009	52,445	7.49	6.59
	2008	82,337
	2007	117,344
International SmallCap	2009	10,116	2.95	3.13
	2008	18,035
	2007	62,610
LargeCap Blend II	2009	12,296	6.72	6.67
	2008	14,996
	2007	13,493
LargeCap Growth	2009	10,433	2.10	1.96
	2008	5,144
	2007	25,261
LargeCap Growth I	2009	4,509	2.56	2.90
	2008	13,952
	2007	22,063
LargeCap S&P 500 Index	2009	24	0.44	0.50
	2008	83
	2007	767
LargeCap Value	2009	5,938	1.21	1.01
	2008	10,615
	2007	10,376
LargeCap Value III	2009	12,829	4.60	3.55
	2008	5,372
	2007	716
MidCap Blend	2009	1,762	1.02	0.75
	2008	3,034
	2007	4,923
MidCap Growth I	2009	4,024	9.83	6.43
	2008	1,567
	2007	8,116
MidCap Value II	2009	762	0.88	0.18
	2008	6,244
	2007	5,605
Principal Capital Appreciation	2009	195	0.43	0.42
Real Estate Securities	2009	799	0.33	0.82
	2008	503
	2007	6,208
SmallCap Blend	2009	4,728	2.13	2.07
	2008	3,386
	2007	1,212
SmallCap Growth II	2009	7,210	1.95	1.81
	2008	7,582
	2007	4,263
SmallCap Value I	2009	7,273	3.06	5.20
	2008	2,881
	2007	3,885

Commissions Paid to National Financial Services, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
LargeCap Blend II	2009	$ 224	0.12%	0.10%
	2008	212
	2007	12
LargeCap Growth	2008	2,640
LargeCap Growth I	2009	24	0.01	0.01

Commissions Paid to National Financial Services, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
	2007	45
MidCap Value II	2007	98
SmallCap Value I	2009	90	0.04	0.00
	2008	146

Commissions Paid to Natixis Bleichroeder, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
LargeCap Blend II	2009	$ 84	0.05%	0.02%
LargeCap Growth	2009	185	0.04	0.05

Commissions Paid to Pershing, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
International SmallCap	2007	$ 435
LargeCap S&P 500 Index	2009	20	0.37%	0.40%
	2008	34
LargeCap Value III	2007	476
MidCap Value II	2008	54
	2007	340
Principal Capital Appreciation	2008	55
SmallCap Growth II	2009	30,761	8.33	2.63
	2008	13,621
	2007	995

Commissions Paid to Sanford C. Bernstein & Co. LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Asset Allocation	2009	$ 449	3.56%	3.15%
	2008	4,738
Balanced	2009	2,461	2.25	2.82
	2008	612
	2007	258
Diversified International	2009	2,869	0.31	0.65
	2008	3,785
Equity Income	2009	30,293	7.72	10.68
	2008	51,244
	2007	50,557
International SmallCap	2009	865	0.25	0.55
	2008	404
LargeCap Blend II	2009	6,434	3.52	3.32
	2008	4,518
	2007	4,664
LargeCap Growth	2009	1,424	0.29	0.43
	2008	1,861
LargeCap Growth I	2009	4,131	2.34	1.63
	2008	2,590
	2007	4,335
LargeCap S&P 500 Index	2008	8
LargeCap Value	2009	10,713	2.19	2.07
	2008	904
	2007	1,875
LargeCap Value III	2009	615	0.22	0.32
	2008	785
MidCap Blend	2009	704	0.41	1.00
	2008	257

Commissions Paid to Sanford C. Bernstein & Co. LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
	2007	2,065
MidCap Growth I	2009	691	1.69	1.62
	2008	946
	2007	1,158
MidCap Value II	2009	252	0.29	0.07
	2008	1,422
	2007	3,645
Principal Capital Appreciation	2009	2,431	5.40	5.83
	2008	1,672
	2007	3,655
Real Estate Securities	2009	13,554	5.61	9.11
	2008	123
	2007	2,465
SmallCap Blend	2009	368	0.17	0.29
	2008	1,243
	2007	234
SmallCap Growth II	2009	1,270	0.34	0.17
	2008	21
	2007	32
SmallCap Value I	2009	2,274	0.96	0.93
	2008	475
	2007	1,983

Commissions Paid to Spectrum Asset Management, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Bond & Mortgage Securities	2009	$19,131	99.91%	99.96%
	2008	11,500
	2007	20,780

Commissions Paid to UBS Financial Services, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Balanced	2009	$24	0.02%	0.00%
	2008	23
International SmallCap	2007	146
LargeCap S&P 500 Index	2008	26

Commissions Paid to UBS Securities, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
Asset Allocation	2009	$ 474	3.76%	4.47%
	2008	545
	2007	1,557
Balanced	2009	10,286	9.40	11.98
	2008	6,145
	2007	11,199
Diversified International	2009	68,894	7.42	9.08
	2008	148,955
	2007	234,676
Equity Income	2009	14,090	3.59	3.28
	2008	24,728
	2007	29,165
International Emerging Markets	2009	61,436	8.78	9.24
	2008	79,550
	2007	150,516

Commissions Paid to UBS Securities, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
International SmallCap	2009	19,069	5.57	8.73
	2008	78,905
	2007	63,643
LargeCap Blend II	2009	5,238	2.86	3.10
	2008	8,326
	2007	91,009
LargeCap Growth	2009	18,180	3.65	4.12
	2008	11,629
	2007	49,100
LargeCap Growth I	2009	1,989	1.13	1.71
	2008	11,276
	2007	8,183
LargeCap S&P 500 Index	2009	1,255	23.34	19.82
	2008	11,048
	2007	230
LargeCap Value	2009	31,817	6.50	5.46
	2008	28,457
	2007	32,286
LargeCap Value III	2009	8,107	2.91	2.82
	2008	8,844
	2007	6,306
MidCap Blend	2009	1,655	0.96	1.45
	2008	3,166
	2007	14,921
MidCap Value II	2009	21	0.02	0.01
	2008	1,097
	2007	5,491
Principal Capital Appreciation	2009	3,398	7.54	7.02
	2008	720
	2007	963
Real Estate Securities	2009	15,057	6.23	9.96
	2008	15,216
	2007	22,567
SmallCap Blend	2009	16,496	7.43	5.94
	2008	16,414
	2007	8,055
SmallCap Growth II	2009	1,976	0.54	0.91
	2008	2,922
	2007	46,640
SmallCap Value I	2009	4,552	1.91	1.27
	2008	4,812
	2007	19,962

Commissions Paid to The Williams Capital Group, L.P.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Account	Ended	Amount	Total Commissions	Transactions
LargeCap Value III	2009	$2,278	0.82%	1.34%

Material differences, if any, between the percentage of an Account’s brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commissions rates the sub-advisor has negotiated with the broker. Commission rates a sub-advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services)
and the quality of a broker’s execution.

The following table indicates the value of each Fund’s aggregate holdings, in thousands, of the securities of Principal
Funds, Inc. regular brokers or dealers for the fiscal year ended December 31, 2009.

Holdings of Securities of Principal Variable Contracts Funds, Inc. Regular Brokers and Dealers

Asset Allocation	Bank of New York Mellon	$ 110
	Citigroup Inc.	388
	Deutsche Bank AG	901
	Goldman Sachs Group Inc/The	345
	Morgan Stanley	4,589
	UBS AG	36
Balanced	Bank of New York Mellon	20
	Citigroup Inc.	572
	Deutsche Bank AG	58
	Goldman Sachs Group Inc/The	540
	Morgan Stanley	597
	UBS AG	28
Bond & Mortgage Securities	Citigroup Inc	5,603
	Deutsche Bank AG	1,194
	Goldman Sachs Group Inc/The	768
	Morgan Stanley	9,011
	UBS AG	137
Diversified International	Deutsche Bank AG	2,873
	Morgan Stanley	1,613
Equity Income Account	Bank of New York Mellon	9,302
	Deutsche Bank AG	1,176
	Morgan Stanley	3,704
Government & High Quality Bond	Deutsche Bank AG	456
	Goldman Sachs Group Inc/The	2,078
	Morgan Stanley	4,105
Income	Citigroup Inc.	2,640
	Deutsche Bank AG	419
	Goldman Sachs Group Inc/The	2,227
	Morgan Stanley	3,054
International Emerging Markets	Deutsche Bank AG	31
	Morgan Stanley	97
International SmallCap	Deutsche Bank AG	113
	Morgan Stanley	356
LargeCap Blend II	Bank of New York Mellon	339
	Citigroup Inc.	479
	Deutsche Bank AG	268
	Goldman Sachs Group Inc/The	1,104
	Morgan Stanley	1,386
LargeCap Growth	Deutsche Bank AG	722
	Goldman Sachs Group Inc/The	5,933
	Morgan Stanley	7,660
LargeCap Growth I	Bank of New York Mellon	1,340
	Deutsche Bank AG	425
	Goldman Sachs Group Inc/The	1,582
	Morgan Stanley	2,336
LargeCap S&P 500 Index	Bank of New York Mellon	390
	Citigroup Inc.	748
	Deutsche Bank AG	46
	Goldman Sachs Group Inc/The	1,006
	Morgan Stanley	610
LargeCap Value	Bank of New York Mellon	573
	Citigroup Inc.	884
	Deutsche Bank AG	45
	Goldman Sachs Group Inc/The	3,007
	Morgan Stanley	436
LargeCap Value III	Bank of New York Mellon	298
	Citigroup Inc.	1,045
	Deutsche Bank AG	1,337
	Goldman Sachs Group Inc/The	3,044
	Morgan Stanley	3,053

Holdings of Securities of Principal Variable Contracts Funds, Inc. Regular Brokers and Dealers

MidCap Blend	Deutsche Bank AG	611
	Morgan Stanley	1,924
MidCap Value II	Deutsche Bank AG	106
	Morgan Stanley	333
Money Market	UBS AG	9,927
Mortgage Securities	Citigroup Inc.	4,151
	Deutsche Bank AG	1,217
	Morgan Stanley	3,834
Principal Capital Appreciation	Deutsche Bank AG	189
	Morgan Stanley	597
Real Estate Securities	Deutsche Bank AG	16
	Morgan Stanley	50
Short-Term Bond	Bank of New York Mellon	327
	Citigroup Inc.	1,000
	Deutsche Bank AG	458
	Goldman Sachs Group Inc/The	1,034
	Morgan Stanley	1,484
Short-Term Income	Citigroup Inc.	1,763
	Deutsche Bank AG	233
	Goldman Sachs Group Inc/The	531
	Morgan Stanley	1,767
SmallCap Blend	Deutsche Bank AG	120
	Morgan Stanley	378
SmallCap Growth II	Deutsche Bank AG	156
	Morgan Stanley	493
SmallCap Value I	Deutsche Bank AG	396
	Morgan Stanley	1,248

Allocation of Trades
By The Manager (“Principal”). Principal shares a common trading platform and personnel that perform trade-related functions with Principal Global Investors (“PGI”) and, where applicable, Principal and PGI coordinate trading activities on behalf of their respective clients. Such transactions are executed in accordance with the firms’ trading policies and procedures, including, but not limited to trade allocations and order aggregation, purchase of new issues, and directed brokerage. Principal acts as discretionary investment adviser for registered investment companies and PGI acts as investment adviser for a variety of individual accounts, ERISA accounts, mutual funds, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.

If, in carrying out the investment objectives of their respective clients, occasions arise in which Principal and PGI deem it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, Principal and PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or "bunched" basis. Principal and PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of the Manager and PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.

Principal provides discretionary investment advice to the Principal LifeTime Accounts of the Fund, and PGI provides asset allocation advice to the Accounts. Conflicts may arise in connection with the services PGI provides to the
Principal LifeTime Accounts with respect to each asset class and target weights for each asset class. Conflicts may arise in connection with the services Principal provides to the Principal LifeTime Accounts with respect to investments made in underlying mutual funds. Conflicts may arise in connection with the services Principal and PGI provide to the
Principal Lifetime Accounts for the following reasons:
• Principal serves as the investment adviser to the underlying mutual funds in which the Principal LifeTime Accounts invest, and PGI or an affiliated investment adviser may serve as sub-adviser to the mutual funds in which the
Principal LifeTime Accounts may invest; and
• Principal’s, or an affiliated company’s, profit margin may vary depending upon the underlying fund in which the
Principal LifeTime portfolios invest.

In order to limit the appearance of conflicts of interest and the opportunity for events that could trigger an actual conflict of interest, Principal and/or PGI does the following:
• Maintains a systematic methodology for determining asset allocation target recommendations and decisions regarding the mutual funds in which the Principal LifeTime Accounts invest that does not give undue consideration to the impact to Principal, PGI or affiliates;
• Reminds investment personnel who provide services to the Principal LifeTime Accounts of the conflicts of interest that may arise and Principal’s and PGI’s duties of loyalty and care as fiduciaries; and
• Principal’s Investment Oversight Committee monitors the services provided to the Principal LifeTime Accounts to ensure such services conform to the applicable investment methodology, that undue consideration is not given to
Principal or its affiliates, and that such services reflect Principal’s and PGI’s duties of loyalty and care as fiduciaries.

By the Sub-Advisors and Sub-Sub-Advisors. The portfolio managers of each Sub-Advisor and Sub-Sub-Advisor manages a number of accounts other than the Account's portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies, allocation of investment opportunities and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably.
These procedures include allocation policies and procedures, internal review processes and, in some cases, review by independent third parties.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Account's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Account's portfolio and other accounts. In such circumstances, the Sub-Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Account's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the
Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Account’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the
Account believes that its participation in such transactions on balance will produce better overall results for the
Account.

PRICING OF FUND SHARES
Each Account’s shares are bought and sold at the current net asset value (“NAV”) per share. Each Account’s NAV for each class is calculated each day the New York Stock Exchange (“NYSE”) is open, as of the close of business of the
Exchange (normally 3:00 p.m. Central Time). The NAV of Account shares is not determined on days the NYSE is closed (generally, New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Accounts except the Money Market Account, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares owned in that class.
In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Municipal securities held by the Accounts are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Accounts and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.

Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Account will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis.
Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.

A Fund’s securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes.
In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the
U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the
Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the
Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of
Directors as may from time to time be necessary.

Money Market Account
The share price of shares of the Money Market Account is determined at the same time and on the same days as the
Accounts described above. All securities held by the Money Market Account are valued on an amortized cost basis.
Under this method of valuation, a security is initially valued at cost; thereafter, the Account assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Account requires the Account to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of
397 days or less or have a variable or floating rate of interest. In addition, the Account invests only in obligations determined by the Directors to be of high quality with minimal credit risks.

The Board of Directors has established procedures for the Money Market Account designed to stabilize, to the extent reasonably possible, the Account’s price per share as computed for the purpose of sales and redemptions at $1.00.
Such procedures include a directive to the Manager to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds ½ of 1%, the Board of Directors promptly considers what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Account may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

MULTIPLE CLASS STRUCTURE

The Board of Directors has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. Each
Account offers Class 1 shares. The Accounts that offer Class 2 shares are identified in the chart included under the heading “Fund History.”

Distributor
Principal Funds Distributor, Inc. (“PFD”), a Washington corporation, serves as the Distributor for the Fund’s Class 1 and Class 2 share classes on a continuous basis. PFD is a registered broker-dealer under the Securities and
Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

PFD is located at 1100 Investment Boulevard, El Dorado Hills, CA 95762-5710.

PFD serves as distributor to the Fund pursuant to a Distribution Agreement (“Distribution Agreement”), which provides that the Fund will pay all fees and expenses in connection with (1) the preparation and filing of registration statements
(2) necessary state filings (3) preparation and distribution of prospectuses and shareholder reports to current shareholders, tax information, notices, proxy statements and proxies, (4) preparation and distribution of dividend and capital gain payments to shareholders, (5) issuance, transfer, registry and maintenance of open account charges and
(6) communication with shareholders concerning these items. The Fund will also pay taxes including, in the case of redeemed shares, any initial transfer taxes unpaid. PFD will assume responsibility for (or will enter into arrangements providing for the payment of) the expense of printing prospectuses used for the solicitation of new accounts of the
Fund. PFD will also pay (or will enter into arrangements providing for the payment of) the expenses of other sales literature for the Fund as well as other expenses in connection with the sale and offering for sale of Fund shares.

Pursuant to the Distribution Agreement, PFD acts as an agent of the Fund in connection with the sale of Fund shares in the various states PFD is qualified as a broker-dealer. PFD accepts orders for Fund shares at net asset value. Other than a 12b-1 fees paid to PFD with respect Class 2 shares, no compensation is paid to PFD.

The Class 1 and Class 2 shares are available without any front-end sales charge or contingent deferred sales charge.

Rule 12b-1 Fees /Distribution Plans and Agreements
Class 2 shares of the Fund are subject to a Distribution Plan and Agreement (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the Class 2 shares have approved and entered into a Distribution
Plan and Agreement. The Fund believes the Distribution Plan and Agreement will be beneficial as it may position the
Fund to be able to build and retain assets which will, in turn, have a positive effect on total expense ratios and provide flexibility in the management of the Fund by reducing the need to liquidate portfolio securities to meet redemptions.
The Fund also believes the Plan will encourage registered representatives to provide ongoing servicing to the shareholders.

In adopting and annually approving continuation of the Plan, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Accounts and the shareholders of the affected class. Pursuant to Rule 12b-1, information about revenues and expenses under the Plan is presented to the Board of Directors each quarter for its consideration in continuing the Plan. Continuance of the
Plan must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plan may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the
Plan may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plan may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

Payments under the 12b-1 plans will normally be made for accounts that are closed to new investors.

The Plan provides that each Account makes payments to the Distributor from assets of the Class 2 shares to compensate the Distributor and other selling dealers, various banks, broker-dealers, and other financial intermediaries, for providing certain services to the Account. Such services may include:
• formulation and implementation of marketing and promotional activities;
• preparation, printing, and distribution of sales literature;
• preparation, printing, and distribution of prospectuses and the Account reports to other than existing shareholders;
• obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
• making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
• providing training, marketing, and support with respect to the sale of shares.

The Account pays the Distributor a fee after the end of each month at an annual rate of 0.25% of the daily net asset value of the assets attributable to the Class 2 shares.

The Distributor may remit on a continuous basis up to 0.25% to its registered representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

At least quarterly, the Distributor will provide to the Fund’s Board of Directors, and the Board will review, a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

If the Distributor’s actual expenses are less than the Rule 12b-1 fee it receives, the Distributor is entitled to retain the full amount of the fees.

As of the date of this SAI, the Distributor anticipates that the firms that will receive additional payments for distribution of the applicable variable annuities and variable life insurance contracts that include shares of the Accounts as investment options, or for the distribution of the Accounts to retirement plans, or for administrative services (other than
Rule 12b-1 fees and the reimbursement of costs, such as those associated with education, training and marketing efforts, conferences, ticket charges, and other general marketing expenses) include, but are not necessarily limited to, the following:

AIG SunAmerica Life Insurance Company	First SunAmerica Life Insurance Company
American General Life Insurance Company	Principal Life Insurance Company

To obtain a current list of such firms, call 1-800-222-5852.

The following 12b-1 payments were made to Principal Funds Distributor, Inc. for the period ending December 31,
2009:

12b-1 Fees for the
Periods Ended
Account	December 31, 2009*
Diversified Balanced	—**
Diversified Growth	—**
Diversified International	5
Equity Income	75
Income	18
LargeCap Blend II	2
LargeCap Growth	1
MidCap Blend	5
Money Market	23
Mortgage Securities	5
Principal Capital Appreciation	17
Real Estate Securities	1
SAM Balanced	266
SAM Conservative Balanced	38
SAM Conservative Growth	179
SAM Flexible Income	57
SAM Strategic Growth	129
Short-Term Income	4
SmallCap Growth II	6

*	Amounts in thousands.
**	The Account commenced operations on December 30, 2009.

TAX STATUS

It is the policy of each Account to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which the Fund so qualifies, it is exempt from federal income tax upon the amount so distributed to investors. If an Account fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders’ ability to treat distributions of the
Account in the manner they were received by the Account.

For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated at 60% long-term and 40% short-term. In addition, an
Account must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. An
Account may elect out of such tax treatment, however, for a futures or options position that is part of an “identified mixed straddle” such as a put option purchased by the Account with respect to a portfolio security. Gains and losses on figures and options included in an identified mixed straddle will be considered 100% short-term and unrealized gain or loss on such positions will not be realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that the Account has unrealized gains in certain offsetting positions at the end of the fiscal year, and may also require recharacterization of all or a part of losses on certain offsetting positions from short-
term to long-term, as well as adjustment of the holding periods of straddle positions.

The 1986 Tax Reform Act imposes an excise tax on mutual funds that fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Fund intends to comply with the Act’s requirements and to avoid this excise tax.

Qualification as a Regulated Investment Company
The Accounts intend to qualify annually to be treated as regulated investment companies (RICs) under the Internal
Revenue Code of 1986, as amended, (the IRC). To qualify as RICs, the Accounts must invest in assets which produce types of income specified in the IRC (Qualifying Income). Whether the income from derivatives, swaps, commodity-
linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, the Accounts' ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Accounts do invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Account to fail to qualify as a RIC under the IRC.

PORTFOLIO HOLDINGS DISCLOSURE

It is the Fund’s policy to disclose only public information regarding portfolio holdings, except as described below.

Policy. The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)	Daily to the Fund’s portfolio pricing services, FT Interactive Data Corporation, to obtain prices for portfolio securities;

2)	Upon proper request to government regulatory agencies or to self regulatory organizations;

3)	As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

4)	To the sub-adviser’s proxy service providers (Automatic Data Process, Glass Lewis & Co., and, Risk Metrics
Group) to facilitate voting of proxies; and

5)	To the Account’s custodian, the Bank of New York Mellon, in connection with the services provided by the custodian to the Account.

The Account is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, the Manager or the Account’s sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Account’s shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund’s Chief Compliance
Officer (“CCO”) must approve such disclosure, in writing before it occurs. Such third parties currently include:

AIG Sunamerica Life Assurance Company	First SunAmerica Life Insurance Company	Standard & Poor’s Securities Evaluations, Inc.
American General Life Insurance Company	Investment Company Institute	Standard Insurance Company
Barra, Inc.	Markit	SunGard Data Systems, Inc.
Bloomberg, LP	Merrill Communications	TIAA-CREF Life Insurance Company
Confluence Technologies, Inc.	Principal Life Insurance Company	Vestek
Depository Trust Co.	R.R. Donnelley and Sons Company	Wolters Kluwer Financial Services
FactSet Research Systems	Russell Investment Group member companies	Zeno Group
Farmers New World Insurance Company

Any agreement by which any Account or any party acting on behalf of the Fund agrees to provide Account portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

The Fund may also disclose to Edge, non-public portfolio holdings information relating to the underlying Accounts in which the SAM portfolios invest to facilitate Edge’s management of the portfolios. Edge may use Underlying Fund portfolio holdings information of fund managed by unaffiliated advisory firms solely for the purpose of managing the
SAM portfolios.

The Fund’s non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund’s shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund’s CCO will periodically, but no less frequently than annually, review the Fund’s portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund’s Board of Directors. In addition, the Fund’s Board of Directors must approve any change in the Fund’s portfolio holdings disclosure policy that would expand the distribution of such information.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has adopted a policy delegating to the Fund’s Manager or Sub-Advisor, as appropriate, authority to vote proxies relating to the portfolio securities held in each Account, with the Board exercising continuing oversight of the exercise of the delegated authority. The Manager or Sub-Advisor follows its own proxy voting policies and procedures.
A copy of each Sub-Advisor’s proxy voting policies and procedures is included in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.

The Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and SAM Portfolios invest in shares of other Accounts. The Manager is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, the Manager will vote shares of such fund on any proposal submitted to the fund’s shareholders in the same proportion as the votes of other shareholders of the underlying fund.

Principal Life votes each Account’s shares allocated to each of its separate accounts registered under the 1940 Act and attributable to variable annuity contracts or variable life insurance policies participating in the separate accounts.
The shares are voted in accordance with instructions received from contract holders, policy owners, participants, and annuitants. Other shares of each Account held by each separate account, including shares for which no timely voting instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Principal Life will vote the shares based upon the instructions received from contract owners, regardless of the number of contract owners who provide such instructions. A potential effect of this proportional voting is that a small number of contract owners may determine the outcome of a shareholder vote if only a small number of contract owners provide voting instructions. Shares of each of the Accounts held in the general account of Principal Life or in the unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If
Principal Life determines, under applicable law, that an Account’s shares held in one or more separate accounts or in its general account need not be voted according to the instructions that are received, it may vote those Account shares in its own right. Shares held by retirement plans are voted in accordance with the governing documents of the plans.

Information regarding the Fund’s proxy voting record for the 12 month period ended June 30, 2008, is available, without charge, upon request by calling 1-800-852-4450 or on the SEC website at http://www.sec.gov.

GENERAL INFORMATION

The Distributor may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the Fund during a specific period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Fund’s shares or the amount that any particular Account receives as the proceeds from such sales. Dealers may not use sales of the
Fund’s shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

LargeCap S&P 500 Index Account only
The Account is not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”), a division of The McGraw-
Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to Account shareholders or any member of the public regarding the advisability of investing in securities generally or in the Account particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to Principal Life
Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500
Index which is determined, composed and calculated by S&P without regard to Principal Life Insurance Company, the
Manager or the Account. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Account shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices of the Account or the timing of the issuance or sale of the Account or in the determination or calculation of the equation by which the Account is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Account.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR
ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR
INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE
OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, ACCOUNT SHAREHOLDERS, OR
ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED
THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL
WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT
TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING,
IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR
CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF
SUCH DAMAGES.

FINANCIAL STATEMENTS

The financial statements of the Funds at December 31, 2009, are incorporated herein by reference to the Fund’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP (233 South Wacker Drive, Chicago, IL 60606), independent registered public accounting firm, is the independent registered public accounting firm for the Fund Complex.

DISCLOSURE REGARDING PORTFOLIO MANAGERS

(as provided by the Investment Advisors)

This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. For information about potential material conflicts of interest, see Brokerage
Allocation and Other Practices - Allocation of Trades.

Information in this section is as of December 31, 2009 unless otherwise noted.

Advisor: Principal Management Corporation

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Michael P. Finnegan: Principal LifeTime Strategic	N/A	N/A	N/A	N/A
Income, 2010, 2020, 2030, 2040, 2050 Accounts
Registered investment companies	11	$14.3 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Randy L. Welch: Diversified Balanced, Diversified	N/A	N/A	N/A	N/A
Growth, Principal LifeTime Strategic Income, 2010, 2020,
2030, 2040, 2050 Accounts
Registered investment companies	11	$14.3 billion	0	$0
Other pooled investment vehicles	11	$84.8 million	0	$0
Other accounts	0	$0	0	$0

James W. Fennessey: Diversified Balanced, Diversified	N/A	N/A	N/A	N/A
Growth, Principal LifeTime Strategic Income, 2010, 2020,
2030, 2040, 2050 Accounts
Registered investment companies	11	$14.3 billion	0	$0
Other pooled investment vehicles	11	$84.8 million	0	$0
Other accounts	0	$0	0	$0

Mariateresa Monaco: LargeCap Blend II, LargeCap	N/A	N/A	N/A	N/A
Growth I, LargeCap Value III, SmallCap Growth II, and
SmallCap Value I Accounts
Registered investment companies	13	$3.6 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed,

whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation is predominantly composed of a salary that is reviewed annually. Annual bonus are driven by company and business unit performance. Fund performance is taken into account when determining bonuses. Specifically, fund performance relative to peers over 1-, 3-, and 5-year time periods is taken into consideration. No part of salary, bonus, or retirement plan compensation is tied to asset levels.

Contribution to our overall investment process is an important consideration as well. Sharing ideas, working effectively with team members and being a good corporate citizen are important components of our long-term success and are highly valued.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Michael P. Finnegan	PVC - Principal LifeTime 2010 Account	None
	PVC - Principal LifeTime 2020 Account	None
	PVC - Principal LifeTime 2030 Account	None
	PVC - Principal LifeTime 2040 Account	None
	PVC - Principal LifeTime 2050 Account	None
	PVC - Principal LifeTime Strategic Income Account	None
James W. Fennessey	PVC - Principal LifeTime 2010 Account	None
	PVC - Principal LifeTime 2020 Account	None
	PVC - Principal LifeTime 2030 Account	None
	PVC - Principal LifeTime 2040 Account	None
	PVC - Principal LifeTime 2050 Account	None
	PVC - Principal LifeTime Strategic Income Account	None
	PVC - Diversified Balanced Account	None
	PVC - Diversified Growth Account	None
Randy L. Welch	PVC - Principal LifeTime 2010 Account	None
	PVC - Principal LifeTime 2020 Account	None
	PVC - Principal LifeTime 2030 Account	None

	PVC - Principal LifeTime 2040 Account	None
	PVC - Principal LifeTime 2050 Account	None
	PVC - Principal LifeTime Strategic Income Account	None
	PVC - Diversified Balanced Account	None
	PVC - Diversified Growth Account	None
Mariateresa Monaco	PVC - LargeCap Blend Account II	None
	PVC - LargeCap Growth Account I	None
	PVC - LargeCap Value Account III	None
	PVC - SmallCap Growth Account II	None
	PVC - SmallCap Value Account I	None

Sub-Advisor: AllianceBernstein L.P.
Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Joseph G. Paul: LargeCap Value Account III	N/A	N/A	N/A	N/A
Registered investment companies	185	$37.0 billion	3	$6.9 billion
Other pooled investment vehicles	273	$16.3 billion	1	$296 million
Other accounts	33,849	$78.4 billion	64	$6.5 billion

Christopher Marx: LargeCap Value Account III	N/A	N/A	N/A	N/A
Registered investment companies	63	$11.7 billion	1	$3.9 billion
Other pooled investment vehicles	50	$1.5 billion	0	$0
Other accounts	33,339	$23.2 billion	8	$629 million

John Phillips: LargeCap Value Account III	N/A	N/A	N/A	N/A
Registered investment companies	63	$11.7 billion	1	$3.9 billion
Other pooled investment vehicles	50	$1.5 billion	0	$0
Other accounts	33,339	$23.2 billion	8	$629 million

David Yuen: LargeCap Value Account III	N/A	N/A	N/A	N/A
Registered investment companies	148	$34.9 billion	3	$6.9 billion
Other pooled investment vehicles	204	$16.5 billion	1	$296 million
Other accounts	33,845	$78.1 billion	64	$6.5 billion

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

AllianceBernstein recruits and retains outstanding individuals both by offering attractive financial incentives and by providing a highly stimulating work environment characterized by intellectual challenge, variety and a high level of personal independence within the framework of a clear and disciplined investment process. The effectiveness of compensation and incentives are under constant review.

Compensation is typically paid in the form of base salary and a performance bonus. A portion of the bonus is deferred. The mix of different elements varies from person to person, with the element of deferred compensation typically more significant for more senior members of the firm. The aim is to pay compensation which is highly competitive within the industry.

Bonuses are based on evaluation of our investment professionals using a range of criteria that is not formulaic.
Analysts, for example, are assessed on the basis of a ranking by Chief Investment Officers and Directors of Research
from around the world. Their evaluation is based on factors including the contribution made by the analyst to alpha, their breadth and depth of research knowledge, and their attention to issues that can drive the performance of the stocks that they follow. Portfolio managers are assessed by the Chief Investment Officers to whom they report on their involvement in the research process and in other aspects of portfolio management; their success in establishing and maintaining client relationships and their contribution to team effectiveness.

The results of this evaluation help determine annual compensation, but individual elements of compensation are not mechanically determined. This balanced approach to appraisal and compensation helps to maintain the integrity of our investment approach by ensuring, for example, that investment professionals are not tempted to chase short-term performance.

Portfolio Manager Compensation

The Adviser's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals'
annual compensation is comprised of the following:

(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus: The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance.
There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities;
and fulfillment of the Adviser's leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under the Adviser's Partners Compensation Plan
("deferred awards"): The Adviser's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, will be offered in the form of AllianceBernstein's publicly traded units, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Joseph G. Paul	PVC - LargeCap Value Account III	None
Christopher Marx	PVC - LargeCap Value Account III	None
David Yuen	PVC - LargeCap Value Account III	None
John Phillips	PVC - LargeCap Value Account III	None

Sub-Advisor: Brown Investment Advisory Incorporated

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Kenneth M. Stuzin: LargeCap Growth Account I	N/A	N/A	N/A	N/A
Registered investment companies	1	$725.1 billion	0	$0
Other Pooled Funds	3	$107.5 billion	0	$0
Other accounts*	246	$555.3 billion	0	$0

* Brown is now reporting firm strategy assets/accounts using strategy-specific composites. The updated composites include stand alone accounts that are invested in a single strategy only. Previously reported AUM included the assets of a specific strategy “carved out” of balanced accounts which is not acceptable under GIPS composite classification rules.

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager of the Sub-Advisor receives a compensation package that includes a base salary and variable incentive bonus. A portfolio manager who is also a member of the Sub-Advisor's management team maintains a significant equity interest in Brown Advisory Holdings Incorporated. The incentive bonus is subjective. It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the Sub-Advisor's business. When evaluating a portfolio manager's performance the Sub-Advisor compares the pre-tax performance of a portfolio manager's accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1,3, and 5 year periods.

Accounts managed in the large-cap growth equity strategy are typically compared to the Russell 1000 Growth Index.

All portions of a portfolio manager's compensation package are paid by the Sub-Advisor and not by any client account.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Kenneth M. Stuzin	PVC - LargeCap Growth Account I	None

Sub-Advisor: ClearBridge Advisor, LLC

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Scott Glasser: LargeCap Blend Account II	N/A	N/A	N/A	N/A
Registered investment companies	7	$7.3 billion	0	$0

Other pooled investment vehicles	5	$152 million	0	$0
Other accounts	35,562	$6.9 billion	0	$0

Michael Kagan: LargeCap Blend Account II	N/A	N/A	N/A	N/A
Registered investment companies	5	$5.7 billion	1	$519 million
Other pooled investment vehicles	3	$94 million	0	$0
Other accounts	5,031	$937 million	0	$0

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

ClearBridge investment professionals receive base salary, other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has incentive and deferred compensation plans (the "Plans") for its investment professionals, including the fund's portfolio manager(s) and research analysts. The Plans are designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Additionally, the deferred plans are designed to retain its investment professionals and reward long-term performance.

Incentive Compensation
Investment performance is the key component in determining the final incentive award for all of ClearBridge's investment professionals. A portfolio manager's initial incentive award is based on the investment professional's ongoing contribution to ClearBridge's investment and business results and externally measured competitive pay practices for the portfolio manager's position/experience within the firm. This award is then adjusted upward or downward based on investment performance during the most recent year over a rolling 1, 3, and 5 year time period.
Product performance is ranked among a "peer group" of non-ClearBridge investment managers and the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund's prospectus to which the fund's average annual total returns are compared).

The peer group of non-ClearBridge investment managers is defined by product style/type, vehicle type and geography and selected by independent vendors that track and provide (for a fee paid by ClearBridge) relevant peer group performance and ranking data (e.g., primarily Lipper or Callan) .

The 1, 3, and 5 year performance versus benchmark and peer group approximate effective weightings are 35% for trailing 1 year performance, 50% for trailing 3 year performance, and 15% for trailing 5 year performance.

Lastly, the incentive award for an investment professional may also be adjusted by ClearBridge's Chief Investment
Officer and Chief Operating Officer based on other qualitative factors such as contribution to the firm and the development of investment staff.

For ClearBridge's centralized research professionals, there is an annual incentive compensation plan with a combined scorecard based on portfolio manager questionnaires/surveys, stock picking performance, and contribution to the firm.
The analyst's stock picks are tracked on a formal basis through Factset and make up a portion of the analyst's overall scorecard performance. These stock picks are measured versus their respective sector indexes.

Deferred Award
Up to 20% of an investment professional's annual incentive compensation is subject to deferral. For portfolio managers, one-quarter of this deferral is invested in their primary managed product, one-quarter in a composite portfolio of the firm's new products, and one-quarter in up to 14 elected proprietary ClearBridge managed funds.
Consequently, portfolio managers potentially could have 50% of their deferred award amount tracking the performance of their primary managed product. The final one-quarter of the deferral is received in the form of Legg
Mason restricted stock shares.

For centralized research analysts, one-half of their deferral is invested in up to 14 elected proprietary funds, while one-
quarter is invested in the new product composite and the remaining one-quarter is received in the form of Legg Mason restricted stock shares.

Legg Mason then makes a company investment in the proprietary ClearBridge-managed funds equal to the deferral amounts by fund. This investment is a company asset held on the Legg Mason balance sheet and paid out to the employees in shares upon vesting over a four year deferral period.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Scott Glasser	PVC - LargeCap Blend Account II	None
Michael Kagan	PVC - LargeCap Blend Account II	None

Sub-Advisor: Columbus Circle Investors

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Anthony Rizza: LargeCap Growth Account	N/A	N/A	N/A	N/A
Registered investment companies	6	$3.6 billion	0	$0
Other pooled investment vehicles	6	$856 million	0	$0
Other accounts	145	$6.2 billion	4	$495 million

Tom Bisighini: LargeCap Growth Account	N/A	N/A	N/A	N/A
Registered investment companies	5	$3.6 billion	0	$0
Other pooled investment vehicles	6	$856 million	0	$0
Other accounts	144	$6.1 billion	4	$495 million

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Columbus Circle Investors seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals. Compensation structure is comprised of the following:

a.Base Salary. Each member of the professional staff is paid a fixed base salary, which varies depending on the experience and responsibilities assigned to that individual. The firm's goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions, and salary surveys.

b.Bonus. Each member of the professional staff is eligible to receive an annual bonus. Targeted bonus amounts vary among professional staff based on the experience level and responsibilities. Bonus compensation is based upon the performance of the investment strategy and the role that person plays in adding to the overall value added to the portfolio(s).

A second bonus pool is for long term compensation and retention. Five percent of the firm's profits are used to purchase 3 year Restricted Stock Units from Principal Financial our affiliate. The units are awarded based on the employees' contribution to CCI during the year. In 2008, 14 employees received awards.

c. Equity Payments. Professional staff who are partners of CCI receive also quarterly distributions based upon their equity ownership share and firm profitability.

Columbus Circle portfolio managers are eligible to participate in a competitive benefits package including health and retirement benefits [in the form of a 401(k) plan].

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Anthony Rizza	PVC - Large Growth Account	None
Tom Bisignini	PVC - Large Growth Account	None

Sub-Advisor: Edge Asset Management, Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Philip M. Foreman: Principal Capital Appreciation	N/A	N/A	N/A	N/A
Account
Registered investment companies	1	$941.9 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

David Simpson: Equity Income Account	N/A	N/A	N/A	N/A
Registered investment companies	1	$2.0 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Joseph Suty: Equity Income Account	N/A	N/A	N/A	N/A
Registered investment companies	1	$2.0 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

John Friedl: Income Account	1	$1.1 billion	0	$0
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts

Scott Peterson: Mortgage Securities and Short-Term	N/A	N/A	N/A	N/A
Income Accounts (information as of 01/01/2010)
Registered investment companies	2	$1.9 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$598.1 million	0	$0

Jill R. Cuniff: SAM Balanced, SAM Conservative	N/A	N/A	N/A	N/A
Balanced, SAM Conservative Growth, SAM Flexible
Income and SAM Strategic Growth Portfolios ( information
as of 1/1/2010)
Registered investment companies	5	$8.4 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Todd Jablonski: SAM Balanced, SAM Conservative	N/A	N/A	N/A	N/A
Balanced, SAM Conservative Growth, SAM Flexible
Income and SAM Strategic Growth Portfolios ( information
as of 1/1/2010)

Registered investment companies	6	$8.7 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Charlie Averill: SAM Balanced, SAM Conservative	N/A	N/A	N/A	N/A
Balanced, SAM Conservative Growth, SAM Flexible
Income and SAM Strategic Growth Portfolios ( information
as of 1/1/2010)
Registered investment companies	6	$8.7 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Edge Asset Management offers a competitive salary and incentive compensation plan that is evaluated periodically relative to other top-tier asset management firms. Percentages of base salary versus performance bonus vary by position but are based on national market data and are consistent with industry standards. Total cash compensation is targeted to be consistent with the national averages. The incentive compensation is well aligned with client goals and objectives with the primary driver for incentive compensation for our investment professionals being investment performance relative to appropriate client benchmarks and peer groups. Firm financial metrics, which may include revenue and sales growth metrics, are another component of incentive compensation.

The incentive-based portion of the Portfolio Managers' compensation is determined by an evaluation of the firm’s financial metrics and a combination of their professional and investment performance. Professional performance is assessed by reference to a Portfolio Manager's satisfaction of goals such as those related to team contribution and quality of research, and is inherently subjective. Investment performance is based on a comparison of the Portfolio
Manager's investment performance with the performance of peer groups. Portfolio Manager compensation is based on the investment performance of the Principal Funds, Inc. ("PFI Funds") that are managed similarly to the Funds by
Edge Asset Management, Inc. Each Portfolio Manager's performance is based on the percentile rankings of the PFI
Funds for which the manager is primarily responsible. Incentive compensation can be targeted up to 125% of a portfolio manager's total compensation but could be higher or lower depending on measurement factors.

In addition, Portfolio Managers may receive additional compensation in the form of long-term incentive awards, depending on the position, either non-qualified stock option grants of Principal Financial Group common stock or a combination of performance shares and options to eligible participants who obtain high performance levels in the preceding year. The grant is based on the preceding year's professional and investment performance. Participation each year will depend on individual performance levels. Actual number of options granted will be based on level of performance. All Portfolio Managers are eligible to participate in the firm's standard employee health and welfare programs, including the firm’s 401k plan.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Philip M. Foreman	PVC - Principal Capital Appreciation Account	None
David Simpson	PVC - Equity Income Account	None
Joseph Suty	PVC - Equity Income Account	None
John Friedl	PVC - Income Account	None
Scott Peterson	PVC - Mortgage Securities Account	None
	PVC - Short-Term Income Account	None
Jill R. Cuniff	PVC - SAM Balanced Portfolio	None
	PVC - SAM Conservative Balanced Portfolio	None
	PVC - SAM Conservative Growth Portfolio	None
	PVC - SAM Flexible Income Portfolio	None
	PVC - SAM Strategic Growth Portfolio	None
Todd Jablonski	PVC - SAM Balanced Portfolio	None
	PVC - SAM Conservative Balanced Portfolio	None
	PVC - SAM Conservative Growth Portfolio	None
	PVC - SAM Flexible Income Portfolio	None
	PVC - SAM Strategic Growth Portfolio	None
Charlie Averill	PVC - SAM Balanced Portfolio	None
	PVC - SAM Conservative Balanced Portfolio	None
	PVC - SAM Conservative Growth Portfolio	None
	PVC - SAM Flexible Income Portfolio	None
	PVC - SAM Strategic Growth Portfolio	None

Sub-Advisor: Emerald Advisers, Inc.
Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Kenneth G. Mertz: SmallCap Growth Account II	N/A	N/A	N/A	N/A
Registered investment companies	3	$335 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	50	$1.1 billion	1	$47 million

Stacey L. Sears: SmallCap Growth Account II	N/A	N/A	N/A	N/A
Registered investment companies	2	$295 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	48	$1.0 million	1	$47 million

Joseph W. Garner: SmallCap Growth Account II	N/A	N/A	N/A	N/A
Registered investment companies	2	$295 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	48	$1.0 million	1	$47 million

Peter J. Niedland: SmallCap Growth Account II	N/A	N/A	N/A	N/A
Registered investment companies	2	$295 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	48	$1.0 million	1	$47 million

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.
The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm's Compensation Committee (which includes members of Emerald's board of directors) can adjust an individual's salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey.

The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The "firm-wide"
component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm's performance and was adopted beginning in 2000. Bonuses can range from zero to 300% of base salaries. If the firm's performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating area: Portfolio Management, Research, Marketing and Operations.

Finally, each unit's Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews and the manager's relative performance against the comparable index for rolling
Quarter, Year, and Five Year periods.

Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees.
Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Kenneth G. Mertz	PVC -SmallCap Growth Account II	None
Stacey L. Sears	PVC -SmallCap Growth Account II	None
Joseph W. Garner	PVC -SmallCap Growth Account II	None
Peter J. Niedland	PVC -SmallCap Growth Account II	None

Sub-Advisor: Essex Investment Management Company, LLC

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Nancy Prial: SmallCap Growth Account II	N/A	N/A	N/A	N/A
Registered investment companies	4	$336 million	0	$0
Other pooled investment vehicles	5	$198 million	1	$1.1 million
Other accounts	32	$339 million	0	$0

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on their personal performance and Essex's composite performance relative to their peers and benchmark. Third, Essex offers a competitive benefit package including comprehensive family health coverage.

Essex's yearly investment performance drives the portfolio managers' incentive portion ("bonus") of their compensation package. The portfolio managers' bonus is based on their respective portfolios' absolute, relative, and risk-adjusted performance. Sixty percent of the evaluation is based on performance of the portfolios and 40% is based on teamwork, communication, and other subjective criteria. They also incent them on their 1,2 and 3 year performance track record.

As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success.

Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
		Funds Managed by Portfolio Manager	Securities Owned by the
	Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Nancy Prial		PVC - SmallCap Growth Account II	None

Sub-Advisor: Jacobs Levy Equity Management, Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Bruce I. Jacobs: MidCap Value Account II	N/A	N/A	N/A	N/A
Registered investment companies	3	$1.2 million	0	$0
Other pooled investment vehicles	10	$1.1 million	0	$0
Other accounts	74	$7.3 million	14	$2.9 million

Kenneth N. Levy: MidCap Value Account II	N/A	N/A	N/A	N/A
Registered investment companies	3	$1.2 million	0	$0
Other pooled investment vehicles	10	$1.1 million	0	$0
Other accounts	74	$7.3 million	14	$2.9 million

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Each portfolio manager receives a fixed salary and a percentage of the profits of the firm, which is based upon the portfolio manager's ownership interest in the firm. The firm's profits are derived from the fees it receives from client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management
(the "Basic Fee"). For some accounts, the firm receives a fee that is adjusted based upon the performance of the account compared to a benchmark. The type of performance adjusted fee, the measurement period for the fee and the benchmark vary by client. Common benchmarks include the S&P 500, Russell 1000, Russell 2000 and Russell
3000. In some cases, the Basic Fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm receives the Basic Fee and a percentage of the profits in excess of a benchmark plus a specified number of basis points.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Bruce I. Jacobs	PVC - MidCap Value Account II	None
Kenneth N. Levy	PVC - MidCap Value Account II	None

Sub-Advisor: J. P. Morgan Investment Management Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Christopher T. Blum: SmallCap Value Account I	N/A	N/A	N/A	N/A
Registered investment companies	19	$5.4 billion	0	$0
Other pooled investment vehicles	4	$592 million	0	$0
Other accounts	6	$239 million	0	$0

Dennis S. Ruhl: SmallCap Value Account I	N/A	N/A	N/A	N/A
Registered investment companies	13	$2.3 billion	0	$0
Other pooled investment vehicles	3	$338 million	0	$0
Other accounts	7	$273 million	0	$0

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

J.P. Morgan Investment Management Inc. (JP Morgan)'s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan. These elements reflect individual performance and the performance of JP Morgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods
(or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to
40% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by JP
Morgan or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Christopher T. Blum	PVC - SmallCap Value Account I	None
Dennis S. Ruhl	PVC - SmallCap Value Account I	None

Sub-Advisor: Mellon Capital Management Corporation

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
*Ronald Gala: MidCap Growth Account I and SmallCap	N/A	N/A	N/A	N/A
Value Account I
Registered investment companies	25	$7.1 billion	1	$4.7 billion
Other pooled investment vehicles	16	$1.5 billion	2	$381 million
Other accounts	92	$7.4 billion	15	$1.8 billion

*Adam Logan: MidCap Growth Account I	N/A	N/A	N/A	N/A
Registered investment companies	25	$7.1 billion	1	$4.7 billion
Other pooled investment vehicles	16	$1.5 billion	2	$381 million
Other accounts	92	$7.4 billion	15	$1.8 billion

*Peter Goslin: SmallCap Value Account I	N/A	N/A	N/A	N/A
Registered investment companies	25	$7.1 billion	1	$4.7 billion
Other pooled investment vehicles	16	$1.5 billion	2	$381 million
Other accounts	92	$7.4 billion	15	$1.8 billion
* Note: Due to the team approach all members of the team report the same number of accounts and assets.

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The primary objectives of the Mellon Capital compensation plans are to:
• Motivate and reward continued growth and profitability
• Attract and retain high-performing individuals critical to the on-going success of Mellon Capital
• Motivate and reward superior business/investment performance

• Create an ownership mentality for all plan participants

The investment professionals' cash compensation is comprised primarily of a market-based base salary and (variable)
incentives (cash and deferred). An investment professional's base salary is determined by the employees' experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long
Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital's financial performance. Annual incentive opportunities are pre-
established for each individual, expressed as a percentage of base salary ("target awards"). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) including both short and long term returns and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in partially in cash with the balance deferred through the Long Term Incentive Plan.

These positions that participate in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position's scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.

Mellon Capital's portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that
Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under Bank of New York Mellon
Deferred Compensation Plan for Employees.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Ronald Gala	PVC - MidCap Growth Account I	None
	PVC - SmallCap Value Account I	None
Adam Logan	PVC - MidCap Growth Account I	None
Peter Goslin	PVC - SmallCap Value Account I	None

Sub-Advisor: Morgan Stanley Investment Management, Inc.
Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Francine Bovich: Asset Allocation Account	N/A	N/A	N/A	N/A
Registered investment companies	16	$551.8 million	0	$0
Other pooled investment vehicles	1	$88.3 million	0	$0
Other accounts	20	$4.7 billion	4	$1.5 billion

Henry McVey: Asset Allocation Account	N/A	N/A	N/A	N/A
Registered investment companies	5	$322,9 million	0	$0
Other pooled investment vehicles	1	$88.3 million	0	$0
Other accounts	16	$3.3 billion	4	$1.5 billion

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

Base salary compensation. Generally, portfolio managers receive base salary compensation based ont he level of their position with the Investment Adviser and/or Sub-Advisers.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:
• Cash Bonus.

•	Morgan Stanley’s Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.
•	Investment Management Alignment Plan (IMAP) awards—a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment
Adviser and/or Sub-Advisers or their affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Investment Adviser and/or Sub-Advisers or their affiliates. For 2009 awards, this provision was further strengthened to allow the Firm to clawback compensation if the Firm realizes losses on certain trading position, investments or holdings.
•	Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser and/or Sub-Advisers or their affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- , five-
and ten-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable.

Generally, the greatest weight is placed on the three- and five-year periods.
•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
•	Contribution to the business objectives of the Investment Adviser and/or Sub-Advisers.
•	The dollar amount of assets managed by the portfolio manager.
•	Market compensation survey research by independent third parties.
•	Other qualitative factors, such as contributions to client objectives.
•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Francine Bovich	PVC - Asset Allocation Account	None
Henry McVey	PVC - Asset Allocation Account	None

Sub-Advisor: Principal Global Investors, LLC - Equity Accounts

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Jeff Schwarte: LargeCap Value Account	N/A	N/A	N/A	N/A
Registered investment companies	4	$2.5 billion	0	$0
Other pooled investment vehicles	3	$342.5 million	0	$0
Other accounts	7	$535.2 million	0	$0

Arild Holm: LargeCap Value Account	N/A	N/A	N/A	N/A
Registered investment companies	3	$1.0 billion	0	$0
Other pooled investment vehicles	2	$288.8 million	0	$0
Other accounts	1	$72.8 million	0	$0

Bill Nolin: MidCap Blend Account	N/A	N/A	N/A	N/A
Registered investment companies	2	$1.6 billion	0	$0
Other pooled investment vehicles	3	$1.1 billion	0	$0
Other accounts	1	$14.0 million	0	$0

Thomas Morabito: SmallCap Blend Account	N/A	N/A	N/A	N/A
Registered investment companies	5	$957.3 million	0	$0
Other pooled investment vehicles	11	$1.4 billion	0	$0
Other accounts	2	$53.3 million	0	$0

Phil Nordhus: SmallCap Blend Account	N/A	N/A	N/A	N/A
Registered investment companies	5	$957.3 million	0	$0
Other pooled investment vehicles	11	$1.4 billion	0	$0
Other accounts	2	$53.3 million	0	$0

Brian Pattinson: International SmallCap Account	N/A	N/A	N/A	N/A
Registered investment companies	3	$182.5 million	0	$0
Other pooled investment vehicles	2	$789.7 million	0	$0
Other accounts	6	$926.2 million	0	$0

Paul Blankenhagen: Diversified International Account	N/A	N/A	N/A	N/A
Registered investment companies	3	$1.5 billion	0	$0
Other pooled investment vehicles	4	$2.3 billion	0	$0
Other accounts	10	$1.3 billion	0	$0

Juliet Cohn: Diversifed International Account	N/A	N/A	N/A	N/A
Registered investment companies	2	$1.5 billion	0	$0
Other pooled investment vehicles	3	$2.3 billion	0	$0
Other accounts	12	$1.4 billion	0	$0

Chris Ibach: Diversifed International Account	N/A	N/A	N/A	N/A
Registered investment companies	1	$9.3 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	16	$2.8 billion	0	$0

Michael Reynal: International Emerging Markets Account	N/A	N/A	N/A	N/A
Registered investment companies	5	$1.9 billion	0	$0
Other pooled investment vehicles	3	$1.7 billion	0	$0
Other accounts	22	$2.9 billion	5	$1.0 billion

Michael Ade: International Emerging Markets Account	N/A	N/A	N/A	N/A
Registered investment companies	5	$1.9 billion	0	$0
Other pooled investment vehicles	3	$1.7 billion	0	$0
Other accounts	29	$3.6 billion	5	$1.0 billion

Mihail Dobrinov: International Emerging Markets Account	N/A	N/A	N/A	N/A
Registered investment companies	5	$1.9 billion	0	$0
Other pooled investment vehicles	3	$1.7 billion	0	$0
Other accounts	18	$2.5 billion	5	$1.0 billion

Dirk Laschanzky: Balanced, Principal LifeTime 2010,	N/A	N/A	N/A	N/A
2020, 2030, 2040, 2050, Strategic Income and LargeCap
S&P 500 Index Accounts
Registered investment companies	15	$16.5 billion	0	$0
Other pooled investment vehicles	3	$7.3 billion	0	$0
Other accounts	5	$189.5 million	0	$0

Dave Blake: Principal LifeTime 2010, 2020, 2030, 2040,	N/A	N/A	N/A	N/A
2050, and Strategic Income Accounts
Registered investment companies	11	$14.6 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Tim Dunbar: Principal LifeTime 2010, 2020, 2030, 2040,	N/A	N/A	N/A	N/A
2050, and Strategic Income Accounts
Registered investment companies	11	$14.6 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Scott W. Smith: LargeCap S&P 500 Index Account	N/A	N/A	N/A	N/A
Registered investment companies	4	$1.8 billion	0	$0
Other pooled investment vehicles	3	$7.3 billion	0	$0
Other accounts	4	$75.9 million	0	$0

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly.
Investment performance generally comprises 60% of total variable compensation. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. Discretionary compensation metrics are specifically aligned with the results of the Equities group. In this way, team members participate in the profitability and growth of the equities business, similar to direct ownership interests. Among senior team members a portion of variable earnings are structured as deferred compensation, subject to three year vesting. Deferred compensation takes the form of a combination of direct investment in equity funds managed by the team as well as Principal Financial Group restricted stock.

The benefits of this structure are three fold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary element allows flexibility to reward individual and team contributions at times when our investment strategies may be temporarily out of favor. Third, the overall measurement framework and the deferred component for senior staff is well aligned with our desired focus on clients' objectives (e.g. co-investment), longer term results, collaboration and team development.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Jeff Schwarte	PVC - LargeCap Value Account	None
Arild Holm	PVC - LargeCap Value Account	None
Bill Nolin	PVC - MidCap Blend Account	None
Thomas Morabito	PVC - SmallCap Blend Account	None
Phil Nordhus	PVC - SmallCap Blend Account	None
Brian Pattinson	PVC - International SmallCap Account	None
Paul Blankenhagen	PVC - Diversified International Account	None
Juliet Cohn	PVC - Diversified International Account	None
Chris Ibach	PVC - Diversified International Account	None
Michael Reynal	PVC - International Emerging Markets Account	None
Michael Ade	PVC - International Emerging Markets Account	None
Mihail Dobrinov	PVC - International Emerging Markets Account	None
Dirk Laschanzky	PVC - Balanced Account	None
	PVC - Principal LifeTime 2010 Account	None
	PVC - Principal LifeTime 2020 Account	None
	PVC - Principal LifeTime 2030 Account	None
	PVC - Principal LifeTime 2040 Account	None
	PVC - Principal LifeTime 2050 Account	None
	PVC - Principal LifeTime Strategic Income Account	None
	PVC - LargeCap S&P 500 Index Account	None
Dave Blake	PVC - Principal LifeTime 2010 Account	None
	PVC - Principal LifeTime 2020 Account	None

	PVC - Principal LifeTime 2030 Account	None
	PVC - Principal LifeTime 2040 Account	None
	PVC - Principal LifeTime 2050 Account	None
	PVC - Principal LifeTime Strategic Income Account	None
Tim Dunbar	PVC - Principal LifeTime 2010 Account	None
	PVC - Principal LifeTime 2020 Account	None
	PVC - Principal LifeTime 2030 Account	None
	PVC - Principal LifeTime 2040 Account	None
	PVC - Principal LifeTime 2050 Account	None
	PVC - Principal LifeTime Strategic Income Account	None
Scott W. Smith	PVC - LargeCap S&P 500 Index Account	None

Sub-Advisor: Principal Global Investors, LLC - Fixed-Income Accounts

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Bill Armstrong: Bond & Mortgage Securities Account	N/A	N/A	N/A	N/A
Registered investment companies	4	$2.0 billion	0	$0
Other pooled investment vehicles	4	$3.8 billion	0	$0
Other accounts	22	$5.8 billion	3	$1.4 billion

Tim Warrick: Bond & Mortgage Securities and Short-Term	N/A	N/A	N/A	N/A
Bond Account
Registered investment companies	6	$2.3 billion	0	$0
Other pooled investment vehicles	6	$3.9 billion	0	$0
Other accounts	29	$6.3 billion	0	$0

Bryan Davis: Government & High Quality Bond Account	N/A	N/A	N/A	N/A
Registered investment companies	1	$245.2 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$6.2 million	3	$1.4 billion

Alice Robertson: Money Market Account	N/A	N/A	N/A	N/A
Registered investment companies	2	$2.1 billion	0	$0
Other pooled investment vehicles	1	$4.4 billion	0	$0
Other accounts	4	$122.6 million	0	$0

Tracy Reeg: Money Market Account	N/A	N/A	N/A	N/A
Registered investment companies	2	$2.1 billion	0	$0
Other pooled investment vehicles	1	$4.4 billion	0	$0
Other accounts	4	$122.6 million	0	$0

Craig Dawson: Short-Term Bond Account	N/A	N/A	N/A	N/A
Registered investment companies	1	$141.2 million	0	$0
Other pooled investment vehicles	1	$30.8 million	0	$0
Other accounts	0	$0	0	$0

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed,

whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for fixed income investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer group, if applicable. Relative performance metrics are measured over rolling one-year and three-year period, calculated quarterly. Investment performance is a primary determinant of total variable compensation. The structure is applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. Discretionary compensation metrics are specifically aligned with the results of the fixed income group. In this way, team members participate in the profitability and growth of the fixed income business, similar to direct ownership interests. Among senior team members a portion of variable earnings are structured as deferred compensation, subject to three year vesting. Deferred compensation takes the form of a combination of direct investment in fixed income funds managed by the team as well as Principal Financial Group restricted stock.

The benefits of this structure are three fold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary element allows flexibility to reward individual and team contributions at times when our investment strategies may be temporarily out of favor. Third, the overall measurement framework and the deferred component for senior staff is well aligned with our desired focus on clients' objectives (e.g. co-investment), longer term results, collaboration and team development.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Bill Armstrong	PVC - Bond & Mortgage Securities Account	None
Tim Warrick	PVC - Bond & Mortgage Securities Account	None
	PVC - Short-Term Bond Account	None
Bryan Davis	PVC - Government & High Quality Bond Account	None
Alice Robertson	PVC - Money Market Account	None
Tracy Reeg	PVC - Money Market Account	None
Craig Dawson	PVC - Short-Term Bond Account	None

Sub-Advisor: Principal Real Estate Investors, LLC

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Kelly Rush: Real Estate Securities Account	N/A	N/A	N/A	N/A
Registered investment companies	5	$1.8 billion	0	$0
Other pooled investment vehicles	11	$80.2 million	0	$0
Other accounts	17	$350.6 million	1	$42.0 million

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks. Relative performance metrics are measured over rolling one-year, three-year and five-year periods. Investment performance generally comprises 60% of total variable compensation. The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

Among senior team members a portion of variable earnings are structured as deferred compensation, subject to three year vesting. Deferred compensation takes the form of a combination of direct investment in funds managed by the team as well as Principal Financial Group restricted stock.

The benefits of this structure are three fold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary element allows flexibility to reward individual and team contributions at times when our investment strategies may be temporarily out of favor. Third, the overall measurement framework and the deferred component for senior staff is well aligned with our desired focus on clients' objectives (e.g. co-investment), longer term results, collaboration and team development.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Kelly Rush	PVC - Real Estate Securities Account	None

Sub-Sub-Advisor: Spectrum Asset Management, Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
L. Phillip Jacoby: Bond & Mortgage Securities Account	N/A	N/A	N/A	N/A
Registered investment companies	9	$6.0 billion	0	$0
Other pooled investment vehicles	4	$320.9 million	0	$0
Other accounts	20	$1.4 billion	0	$0

Mark A. Lieb: Bond & Mortgage Securities Account	N/A	N/A	N/A	N/A
Registered investment companies	9	$6.0 billion	0	$0
Other pooled investment vehicles	4	$320.9 million	0	$0
Other accounts	25	$1.4 billion	0	$0

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.

Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -

$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
L. Phillip Jacoby	PVC - Bond & Mortgage Securities Account	None
Mark A. Lieb	PVC - Bond & Mortgage Securities Account	None

Sub-Advisor: T. Rowe Price Associates, Inc.
Other Accounts Managed

				Number of	Total Assets of the
				Accounts that	Accounts that
		Total	Total Assets	base the Advisory	base the
		Number of	in the	Fee on	Advisory Fee
		Accounts	Accounts	Performance	on Performance
	Robert Sharps: LargeCap Growth Account I	N/A	N/A	N/A	N/A
	Registered investment companies	6	$3.6 billion*	0	$0
	Other pooled investment vehicles	9	$8.3 billion	0	$0
	Other accounts	33	$3.8 billion	0	$0

	Anna Dopkin: LargeCap Blend Account II	N/A	N/A	N/A	N/A
	Registered investment companies	6	$2.1 billion**	0	$0
	Other pooled investment vehicles	8	$2.8 billion	0	$0
	Other accounts	56	$18.5 billion	0	$0

	Ann Holcomb: LargeCap Blend Account II	N/A	N/A	N/A	N/A
	Registered investment companies	6	$2.1 billion**	0	$0
	Other pooled investment vehicles	8	$2.8 billion	0	$0
	Other accounts	56	$18.5 billion	0	$0
*	Does not include assets of the LargeCap Growth I Series.
**	Does not include assets of the LargeCap Blend II Series.

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in certain investment partnerships. Compensation is variable and is determined based on the following factors.

Portfolio manager compensation is based partly on performance. Investment performance over one-, three-, five-, and 10-year periods is the most important input. T. Rowe Price evaluates performance in absolute, relative, and risk-
adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Blend), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring their younger analysts, and being good corporate citizens are important components of their long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price
Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Robert Sharps	PVC - LargeCap Growth Account I	None
Anna Dopkin	PVC - LargeCap Blend Account II	None
Ann Holcomb	PVC - LargeCap Blend Account II	None

Sub-Advisor: Westwood Management Corp.
Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Susan M. Byrne: LargeCap Value Account III	N/A	N/A	N/A	N/A
Registered investment companies	17	$1.6 billion	0	$0
Other pooled investment vehicles	12	$1.2 billion	0	$0
Other accounts	112	$4.7 billion	3	$445 million

Mark R. Freeman: LargeCap Value Account III	N/A	N/A	N/A	N/A
Registered investment companies	14	$1.3 billion	0	$0
Other pooled investment vehicles	13	$1.0 billion	0	$0
Other accounts	73	$3.1 billion	3	$445 million

Kellie R. Stark: LargeCap Value Account III	N/A	N/A	N/A	N/A
Registered investment companies	20	$1.7 billion	0	$0
Other pooled investment vehicles	10	$1.2 billion	0	$0
Other accounts	117	$4.8 billion	3	$445 million

Jay Singhania: LargeCap Value Account III	N/A	N/A	N/A	N/A
Registered investment companies	12	$1.1 billion	0	$0
Other pooled investment vehicles	6	$693 million	0	$0
Other accounts	71	$3.2 billion	3	$445 million

Scott Lawson: LargeCap Value Account III	N/A	N/A	N/A	N/A
Registered investment companies	16	$1.4 billion	0	$0
Other pooled investment vehicles	10	$858 million	0	$0
Other accounts	87	$3.0 billion	3	$445 million

Compensation
Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Westwood's compensation package includes base salary, cash bonus, and equity-based incentive compensation as well as a full benefits package for all employees, including those involved in the product. Westwood annually reviews all forms of compensation for all employees of the company. Base salary levels are maintained at levels that the compensation committee deems to be commensurate with similar companies in the asset management industry.

Percentages for each component of compensation are variable. Cash bonus awards are determined at year-end.
The firm also offers a stock incentive program for all employees throughout the firm. Equity-based compensation awards, which currently consist of time vested restricted stock, are granted each February and vest over a four-year period from the date of grant. As employees remain with Westwood, restricted stock grants can become meaningful components of their wealth creation, and due to the public nature of the share pricing, can be more visible and tangible to the grantee. Therefore, the granting of restricted stock not only serves as an effective tool in retaining talented individuals, it also serves as an effective tool in attracting other talented, seasoned professionals. As owners,
Westwood’s employees' interests are closely aligned with those of its stockholders and clients; as a result, they all succeed together.

In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. A major component of this evaluation is based upon the performance of individual stock recommendations and portfolio performance. Traders are evaluated on qualitative factors as well as quantitative factors, which include accuracy and execution of trading orders.

The analyst and portfolio manager cash bonus pool is determined by the firm's success, which is directly linked to total fund performance. In awarding cash bonuses for the investment professionals, Westwood considers composite performance vs. a passive benchmark as well as industry peer group performance. In addition to measuring overall composite performance, Westwood wants to recognize and reward individual performance, regardless of timing and buy or sell decisions made by the Portfolio Team. For this reason, Westwood tracks the individual buy and sell recommendations of each analyst and measures their performance against a predetermined universe of securities representing their assigned sector responsibilities.

Health insurance, employer-paid life insurance and employer-paid short and long-term disability insurance packages including a 401(k) plan with employer matching, are provided to all Westwood employees.

Ownership of Securities
For each Portfolio Manager, state the dollar range of equity securities in the Account beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Account, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Susan M. Byrne	PVC - LargeCap Value Account III	None
Mark R. Freeman	PVC - LargeCap Value Account III	None
Kellie R. Stark	PVC - LargeCap Value Account III	None
Jay Singhania	PVC - LargeCap Value Account III	None
Scott Lawson	PVC - LargeCap Value Account III	None

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with
“ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that
Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment.
Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+”
designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

APPENDIX B
Proxy Voting Policies
The Proxy voting policies applicable to each Account follows.
The order in which the Proxy Voting Policies are arranged is in alphabetical order by Manager and then each Sub-
Advisor.

Proxy Voting Policies and Procedures For
Principal Investors Fund
Principal Variable Contracts Fund
Principal Retail Funds
(December 15, 2003)

It is each fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the fund's portfolio securities in accordance with the advisor's or sub-advisor's voting policies and procedures.

The advisor or sub-advisor must provide, on a quarterly basis:

1.	Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the advisor or sub-advisor, were voted in a manner consistent with the advisor's or sub-advisor's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an advisor or sub-advisor, the advisor or sub-advisor will identify any proxies the advisor or sub-advisor voted in a manner inconsistent with its policies and procedures. The advisor or sub-advisor shall list each such vote, explain why the advisor or sub-advisor voted in a manner contrary to its policies and procedures, state whether the advisor or sub-advisor’s vote was consistent with the recommendation to the advisor or sub-advisor of a third party and, if so, identify the third party; and

2.	Written notification of any changes to the advisor's or sub-advisor's proxy voting policies and procedures made during the preceding calendar quarter.

The advisor or sub-advisor must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each fund portfolio or portion of fund portfolio for which it serves as investment advisor, in a format acceptable to fund management:

1.	Identification of the issuer of the security;
2.	Exchange ticker symbol of the security;
3.	CUSIP number of the security;
4.	The date of the shareholder meeting;
5.	A brief description of the subject of the vote;
6.	Whether the proposal was put forward by the issuer or a shareholder;
7.	Whether and how the vote was cast;
8.	Whether the vote was cast for or against management of the issuer.

Firm Policy

Statement of Policies and Procedures for
Proxy Voting

1.	Introduction
As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a
fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It
sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s investment groups investing on behalf of clients in both U.S.
and non-U.S. securities.

2.	Proxy Policies
This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider.
AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

2.1. Corporate Governance
AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company.
We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals that request that companies
Dated: March 2008

Firm Policy

amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

2.2.	Elections of Directors
Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may withhold votes for directors (or vote against directors in non-U.S. markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible.) In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the exchange on which the company’s shares are traded. Finally, because we believe that cumulative voting provides a disproportionate voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting.

2.3.	Appointment of Auditors
AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management's recommendation. However, we recognize that there are inherent conflicts when a company’s independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees as well as if there are other reasons for us to question the independence or performance of the auditors.

Firm Policy

2.4.	Changes in Legal and Capital Structure
Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management’s recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company.
For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5.	Corporate Restructurings, Mergers and Acquisitions
AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6.	Proposals Affecting Shareholder Rights
AllianceBernstein believes that certain fundamental rights of shareholders must be protected.
We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7.	Anti-Takeover Measures
AllianceBernstein believes that measures that impede corporate transactions (such as takeovers)
or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, w e will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership.
Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or

Firm Policy

anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8.	Executive Compensation
AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, w e will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose shareholder proposals to amend a company’s by-laws to give shareholders the right to vote on executive compensation.
We believe this by-law amendment is likely to put the company at a competitive disadvantage which, in turn, is likely to adversely affect the value of the company and our clients’ interests.
We generally will oppose plans that have below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We believe the U.S. Securities and Exchange Commission (“SEC”) took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued its modified executive compensation disclosure rules in 2006. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. Finally, we will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this

Firm Policy

form of compensation as a significant corporate expense that should be appropriately accounted for.

	2.9.	Social and Corporate Responsibility
AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders.
We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.	Proxy Voting Procedures

	3.1.	Proxy Voting Committees
Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies.
When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

	3.2.	Conflicts of Interest
AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes
AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting)
how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients’ best interests. Additionally, we have implemented

Firm Policy

procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the proxy committees taking reasonable steps to evaluate (A)
the nature of AllianceBernstein’s and our employees’ material business and personal relationships
(and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that he or she is aware of
(including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to red uce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees take reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

3.3.	Proxies of Certain Non-U.S. Issuers
Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks.
Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example,

Firm Policy

AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein’s voting instructions.
Although it is AllianceBernstein’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

3.4.	Loaned Securities
Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5.	Proxy Voting Records
Clients may obtain information about how we voted proxies on their behalf by contacting their
AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance
Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

[ALTERNATIVE LANGUAGE FOR U.S. MUTUAL FUNDS]

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit
AllianceBernstein’s web site at www.alliancebernstein.com, go to the Securities and Exchange
Commission’s web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

Brown Advisory August 2008

e. PROXY VOTING POLICY ON SECURITIES*

The Firm shall vote proxies consistent with this Policy. Generally, the Firm’s research analysts vote actively recommended issuers and obtain research from a proxy service for recommendations for voting proxies of all other issues. Clients may, at any time, opt to change voting authorization. Upon notice that a client has revoked the Firm’s authority to vote proxies, the Firm will forward such materials to the party identified by client.

Routine Matters

Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. However, the position of the issuer’s management will not be supported in any situation where it is determined not to be in the best interests of the client.

Election of Directors. Proxies shall be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions shall be supported because it is important for companies to be able to attract qualified candidates.

Appointment of Auditors. Management recommendations shall generally be supported.

Changes in State of Incorporation or Capital Structure. Management recommendations about re-incorporation shall be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the client.

Non-Routine Matters

Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

47

Brown Advisory August 2008

Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the Firm.

Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

Conflicts of Interest

A “conflict of interest,” means any circumstance when the Firm or one of its affiliates (including officers, directors and employees), or in the case where the Firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted. The Firm should vote proxies relating to such issuers in accordance with the following procedures:

Routine Matters Consistent with Policy. The Firm may vote proxies for routine matters as required by this Policy.

Immaterial Conflicts. The Firm may vote proxies for non-routine matters consistent with this Policy if it determines that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Firm’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

48

Brown Advisory August 2008

Material Conflicts and Non-Routine Matters. If the Firm believes that (A) it has a material conflict and (B) that the issue to be voted upon is non-routine or is not covered by this Policy, then:

a)	In the case of a Fund, the Firm shall contact the Proxy Manager for Citigroup Global Transaction Services for a review and determination;
b)	In the case of all other clients, the Firm should confer with counsel to ensure that the proxy is voted in the best interest of the client.

Abstention

The Firm may abstain from voting proxies in certain circumstances. The Firm may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the clients, such as (by example and without limitation) when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to effect a vote would be uneconomic relative to the value of the client’s investment in the issuer.

Recordkeeping

The Firm will maintain files relating to its proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Firm. The Firm will retain the following:

o	Copies of the proxy voting procedures and policies, and any amendments thereto.
o	A copy of each proxy statement received by the Firm, provided however that the Firm may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.
o	A record of each vote that the Firm casts.
o	A copy of any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.
o	A copy of each written client request for information on how the Firm voted such client’s proxies, and a copy of any written

49

Brown Advisory August 2008

response to any (written or oral) client request for information on how the Firm voted its proxies.

Disclosure

The Firm’s registered investment advisory entities, Brown Investment Advisory Incorporated, Brown Advisory LLC and Brown Securities, LLC will disclose in its Form ADV Part II (inclusive of the Wrap Fee Brochure for Brown Advisory Securities, LLC) that its clients may contact it in order to obtain information on how it voted such client’s proxies, and to request a copy of this Policy. If a client requests this information, the Chief Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the client’s proxy was voted.

A concise summary of this Policy will be included in the Form ADV Part II, and will be updated whenever this Policy is amended and made available to clients upon request.

Office of Primary Responsibility: Director of Research, Portfolio Managers

50

CLEARBRIDGE ADVISORS

PROXY VOTING POLICIES AND PROCEDURES

AMENDED AND RESTATED AS OF MARCH 31, 2009

I.	TYPES OF ACCOUNTS FOR WHICH CLEARBRIDGE VOTES PROXIES
II.	GENERAL GUIDELINES
III.	HOW CLEARBRIDGE VOTES
IV.	CONFLICTS OF INTEREST
	(1)	Procedures for Identifying Conflicts of Interest
	(2)	Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest
	(3)	Third Party Proxy Voting Firm – Conflicts of Interest
V.	VOTING POLICY
	(1)	Election of Directors
	(2)	Proxy Contests
	(3)	Auditors
	(4)	Proxy Contest Defenses
	(5)	Tender Offer Defenses
	(6)	Miscellaneous Governance Provisions
	(7)	Capital Structure
	(8)	Executive and Director Compensation
	(9)	State of Incorporation
	(10)	Mergers and Corporate Restructuring
	(11)	Social and Environmental Issues
	(12)	Miscellaneous
VI.	OTHER CONSIDERATIONS
	(1)	Share Blocking
	(2)	Securities on Loan
VII.	DISCLOSURE OF PROXY VOTING
VIII.	RECORDKEEPING AND OVERSIGHT

CLEARBRIDGE ADVISORS’[1]
Proxy Voting Policies and Procedures

I. TYPES OF ACCOUNTS FOR WHICH CLEARBRIDGE VOTES PROXIES

ClearBridge votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary. These policies and procedures are intended to fulfill applicable requirements imposed on ClearBridge by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.

II. GENERAL GUIDELINES

In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

III. HOW CLEARBRIDGE VOTES

Section V of these policies and procedures sets forth certain stated positions. In the case of a proxy issue for which there is a stated position, we generally vote in accordance with the stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that we consider in voting on such issue, we consider those factors and vote on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that we consider in voting on such issue, we vote on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes but we are not required to follow any such recommendations. The use of an external service provider does not relieve us of our responsibility for the proxy vote.

For routine matters, we usually vote according to our policy or the external service provider’s recommendation, although we are not obligated to do so and an individual portfolio manager may vote contrary to our policy or the recommendation of the external service provider. If a

1 These policies and procedures pertain to ClearBridge Advisors, LLC and ClearBridge Asset Management Inc (collectively, “ClearBridge”).

2

matter is non-routine, e.g., management’s recommendation is different than that of the external service provider and ClearBridge is a significant holder or it is a significant holding for ClearBridge, the issues will be highlighted to the appropriate investment teams and their views solicited by members of the Proxy Committee. Different investment teams may vote differently on the same issue, depending upon their assessment of clients’ best interests.

ClearBridge’s proxy voting process is overseen and coordinated by its Proxy Committee.

IV. CONFLICTS OF INTEREST

In furtherance of ClearBridge’s goal to vote proxies in the best interests of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients.

(1) Procedures for Identifying Conflicts of Interest

ClearBridge relies on the following to seek to identify conflicts of interest with respect to proxy voting:

A ClearBridge’s employees are periodically reminded of their obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or personal or business relationships relating to another Legg Mason business unit , and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s General Counsel/Chief Compliance Officer.

B. ClearBridge’s finance area maintains and provides to ClearBridge Compliance and proxy voting personnel an up- to-date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of ClearBridge’s annual revenues.

C. As a general matter, ClearBridge takes the position that relationships between a non-ClearBridge Legg Mason unit and an issuer (e.g., investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer because ClearBridge operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between ClearBridge and certain other Legg Mason business units. As noted above, ClearBridge employees are under an obligation to bring such conflicts of interest, including conflicts of interest which may arise because of an attempt by another Legg Mason business unit or non-ClearBridge Legg Mason officer or employee to influence proxy voting by ClearBridge to the attention of ClearBridge Compliance.

3

	D.	A list of issuers with respect to which ClearBridge has a potential conflict of interest in voting proxies on behalf of client accounts will be maintained by
ClearBridge proxy voting personnel. ClearBridge will not vote proxies relating to such issuers until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented, as described in Section IV below.

(2)	Procedures for Assessing Materiality of Conflicts of Interest and for Addressing
Material Conflicts of Interest

	A.	ClearBridge maintains a Proxy Committee which, among other things, reviews and addresses conflicts of interest brought to its attention. The Proxy
Committee is comprised of such ClearBridge personnel (and others, at
ClearBridge’s request), as are designated from time to time. The current members of the Proxy Committee are set forth in the Proxy Committee’s Terms of Reference.

	B.	All conflicts of interest identified pursuant to the procedures outlined in Section
IV. (1) must be brought to the attention of the Proxy Committee for resolution.
A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy
Committee for a conflict of interest review because ClearBridge’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

	C.	The Proxy Committee will determine whether a conflict of interest is material.
A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence,
ClearBridge’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the
Proxy Committee will be maintained.

	D.	If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

	E.	If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee will determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted.
Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

i. disclosing the conflict to clients and obtaining their consent before voting;

4

ii.	suggesting to clients that they engage another party to vote the proxy on their behalf;

iii.	in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

iv.	such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

A written record of the method used to resolve a material conflict of interest shall be maintained.

(3)	Third Party Proxy Voting Firm - Conflicts of Interest

With respect to a third party proxy voting firm described herein, the Proxy
Committee will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

V.	VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. There may be
occasions when different investment teams vote differently on the same issue.	A
ClearBridge investment team (e.g., ClearBridge’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Proxy Voting Guidelines,
which ISS represents to be fully consistent with AFL-CIO guidelines.

(1)	Election of Directors

A. Voting on Director Nominees in Uncontested Elections.

1. We withhold our vote from a director nominee who:
(a) attended less than 75 percent of the company’s board and committee meetings without a valid excuse (illness, service to the nation/local government, work on behalf of the company);

* Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Committee may resolve such conflict of interest by satisfying itself that ClearBridge’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

5

	(b)	were members of the company’s board when such board failed to act on a shareholder proposal that received approval of a majority of shares cast for the previous two consecutive years;
	(c)	received more than 50 percent withheld votes of the shares cast at the previous board election, and the company has failed to address the issue as to why;
	(d)	is an insider where: (1) such person serves on any of the audit, compensation or nominating committees of the company’s board, (2) the company’s board performs the functions typically performed by a company’s audit, compensation and nominating committees, or (3) the full board is less than a majority independent (unless the director nominee is also the company CEO, in which case we will vote FOR);
	(e)	is a member of the company’s audit committee, when excessive non-audit fees were paid to the auditor, or there are chronic control issues and an absence of established effective control mechanisms.
2.	We vote for all other director nominees.
B.	Chairman and CEO is the Same Person.
vote on a case-by-case basis on shareholder proposals that would require the of the Chairman and CEO to be held by different persons. We would vote FOR such a proposal unless there are compelling reasons to vote the proposal, including:
Designation of a lead director
Majority of independent directors (supermajority)
All independent key committees
Size of the company (based on market capitalization)
Established governance guidelines
Company performance
C.	Majority of Independent Directors
We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.

6

		2.	We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

	D.	Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

	E.	Term of Office

We vote against shareholder proposals to limit the tenure of independent directors.

	F.	Director and Officer Indemnification and Liability Protection

		1.	Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

		2.	We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

		3.	We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

		4.	We vote for only those proposals that provide such expanded coverage noted
in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director's legal expenses would be covered.

	G.	Director Qualifications

		1.	We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

		2.	We vote against shareholder proposals requiring two candidates per board seat.

(2)	Proxy Contests

7

	A.	Voting for Director Nominees in Contested Elections

We vote on a case-by-case basis in contested elections of directors.
Considerations include: chronology of events leading up to the proxy contest;
qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (ie: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).

	B.	Reimburse Proxy Solicitation Expenses

We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.

(3)	Auditors

	A.	Ratifying Auditors

We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

	B.	Financial Statements and Director and Auditor Reports

We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors.

	C.	Remuneration of Auditors

We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

	D.	Indemnification of Auditors

We vote against proposals to indemnify auditors.

8

(4)	Proxy Contest Defenses

	A.	Board Structure: Staggered vs. Annual Elections

		1.	We vote against proposals to classify the board.

		2.	We vote for proposals to repeal classified boards and to elect all directors annually.

	B.		Shareholder Ability to Remove Directors

		1.	We vote against proposals that provide that directors may be removed only for cause.

		2.	We vote for proposals to restore shareholder ability to remove directors with or without cause.

		3.	We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

		4.	We vote for proposals that permit shareholders to elect directors to fill board vacancies.

	C.	Cumulative Voting

		1.	If plurality voting is in place for uncontested director elections, we vote for proposals to permit or restore cumulative voting.

		2.	If majority voting is in place for uncontested director elections, we vote against cumulative voting.

		3.	If plurality voting is in place for uncontested director elections, and proposals to adopt both cumulative voting and majority voting are on the same slate, we vote for majority voting and against cumulative voting.

	D.	Majority Voting

		1.	We vote for non-binding and/or binding resolutions requesting that the board amend a company’s by-laws to stipulate that directors need to be elected with an affirmative majority of the votes cast, provided that it does not conflict with the state law where the company is incorporated. In addition, all resolutions need to provide for a carve-out for a plurality vote standard when there are more nominees than board seats (i.e. contested election). In addition, ClearBridge strongly encourages companies to adopt a post-election

9

director resignation policy setting guidelines for the company to follow to promptly address situations involving holdover directors.

E.	Shareholder Ability to Call Special Meetings

	1.	We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

	2.	We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

F. Shareholder Ability to Act by Written Consent

	1.	We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

	2.	We vote for proposals to allow or make easier shareholder action by written consent.

G.	Shareholder Ability to Alter the Size of the Board

	1.	We vote for proposals that seek to fix the size of the board.

	2.	We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

H.	Advance Notice Proposals

We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

I.	Amendment of By-Laws

	1.	We vote against proposals giving the board exclusive authority to amend the by-laws.

	2.	We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

J.	Article Amendments (not otherwise covered by ClearBridge Proxy Voting
Policies and Procedures).

We review on a case-by-case basis all proposals seeking amendments to the articles of association.

10

We vote for article amendments if:
• shareholder rights are protected;
• there is negligible or positive impact on shareholder value;
• management provides adequate reasons for the amendments; and
• the company is required to do so by law (if applicable).

(5)	Tender Offer Defenses

	A.	Poison Pills

		1.	We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

		2.	We vote on a case-by-case basis on shareholder proposals to redeem a company's poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.

		3.	We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision - poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

	B.	Fair Price Provisions

		1.	We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

		2.	We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

	C.	Greenmail

		1.	We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

		2.	We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

	D.	Unequal Voting Rights

		1.	We vote against dual class exchange offers.

		2.	We vote against dual class re-capitalization.

11

	E.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

		1.	We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

		2.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

	F.	Supermajority Shareholder Vote Requirement to Approve Mergers

		1.	We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

		2.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

	G.	White Squire Placements

We vote for shareholder proposals to require approval of blank check preferred stock issues.

(6)	Miscellaneous Governance Provisions

	A.	Confidential Voting

		1.	We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

		2.	We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.

	B.	Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

	C.	Bundled Proposals

12

We vote on a case-by-case basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals.
If the combined effect is positive, we support such proposals.

	D.	Shareholder Advisory Committees

We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

	E.	Other Business

We vote for proposals that seek to bring forth other business matters.

	F.	Adjourn Meeting

We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.

	G.	Lack of Information

We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.

(7)	Capital Structure

	A.	Common Stock Authorization

		1.	We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph
2 below.

		2.	Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

			a)	Company has already issued a certain percentage (i.e. greater than 50%)
of the company's allotment.

			b)	The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.

13

	3.		We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

B.	Stock Distributions: Splits and Dividends

We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.	Reverse Stock Splits

We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.	Blank Check Preferred Stock

	1.		We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

	2.		We vote for proposals to create “declawed” blank check preferred stock
(stock that cannot be used as a takeover defense).

	3.		We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

	4.		We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

E.	Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

F.	Preemptive Rights

	1.		We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

		a)	Size of the Company.

		b)	Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

14

	c)	Percentage of the rights offering (rule of thumb less than 5%).

2. We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

G.		Debt Restructuring

We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan.
Generally, we approve proposals that facilitate debt restructuring.

H.		Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

I.		Dual-Class Stock

We vote for proposals to create a new class of nonvoting or subvoting common stock if:

	•	It is intended for financing purposes with minimal or no dilution to current shareholders
	•	It is not designed to preserve the voting power of an insider or significant shareholder

J.		Issue Stock for Use with Rights Plan

We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

K.		Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

We vote for debt issuances for companies when the gearing level is between zero and 100 percent.

We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent. Any proposed debt issuance is compared to industry and market standards.

15

L.	Financing Plans

We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.

(8)	Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

A.	OBRA-Related Compensation Proposals

	1.	Amendments that Place a Cap on Annual Grant or Amend Administrative
Features

We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal
Revenue Code.

	2.	Amendments to Added Performance-Based Goals

We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal
Revenue Code.

	3.	Amendments to Increase Shares and Retain Tax Deductions Under OBRA

We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section
162(m) the Internal Revenue Code.

	4.	Approval of Cash or Cash-and-Stock Bonus Plans

We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue
Code.

B.	Expensing of Options

We vote for proposals to expense stock options on financial statements.

16

C.	Index Stock Options

We vote on a case by case basis with respect to proposals seeking to index stock options. Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer’s compensation committee is comprised solely of independent directors.

D.	Shareholder Proposals to Limit Executive and Director Pay

	1.	We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information.
Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder’s needs and would not put the company at a competitive disadvantage relative to its industry.

	2.	We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.

We have a policy of voting to reasonably limit the level of options and other equity-based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation. For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares). In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms). Other considerations would include, without limitation, the following:

• Compensation committee comprised of independent outside directors
• Maximum award limits
• Repricing without shareholder approval prohibited

E.	Golden Parachutes

	1.	We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

	2.	We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

F.	Golden Coffins

17

	1.	We vote for shareholder proposals that request a company not to make any death benefit payments to senior executives’ estates or beneficiaries, or pay premiums in respect to any life insurance policy covering a senior executive’s life (“golden coffin”). We carve out benefits provided under a plan, policy or arrangement applicable to a broader group of employees, such as offering group universal life insurance.

	2.	We vote for shareholder proposals that request shareholder approval of survivor benefits for future agreements that, following the death of a senior executive, would obligate the company to make payments or awards not earned.

G.	Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an
ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

H.	401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

I.	Stock Compensation Plans

	1.	We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.

	2.	We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

J.	Directors Retirement Plans

	1.	We vote against retirement plans for non-employee directors.

	2.	We vote for shareholder proposals to eliminate retirement plans for non-
employee directors.

K.	Management Proposals to Reprice Options

We vote on a case-by-case basis on management proposals seeking approval to reprice options. Considerations include the following:

• Historic trading patterns
• Rationale for the repricing

18

• Value-for-value exchange
• Option vesting
• Term of the option
• Exercise price
• Participation

	L.	Shareholder Proposals Recording Executive and Director Pay

		1.	We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

		2.	We vote against shareholder proposals requiring director fees be paid in stock only.

		3.	We vote for shareholder proposals to put option repricing to a shareholder vote.

		4.	We vote for shareholder proposals that call for a non-binding advisory vote on executive pay (“say-on-pay”). Company boards would adopt a policy giving shareholders the opportunity at each annual meeting to vote on an advisory resolution to ratify the compensation of the named executive officers set forth in the proxy statement’s summary compensation table.

		5.	We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking unto account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

(9)	State/Country of Incorporation

	A.	Voting on State Takeover Statutes

		1.	We vote for proposals to opt out of state freeze-out provisions.

		2.	We vote for proposals to opt out of state disgorgement provisions.

	B.	Voting on Re-incorporation Proposals

We vote on a case-by-case basis on proposals to change a company's state or country of incorporation. Considerations include: reasons for re-incorporation
(i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.

	C.	Control Share Acquisition Provisions

		1.	We vote against proposals to amend the charter to include control share acquisition provisions.

19

		2.	We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

		3.	We vote for proposals to restore voting rights to the control shares.

		4.	We vote for proposals to opt out of control share cashout statutes.

(10)	Mergers and Corporate Restructuring

	A.		Mergers and Acquisitions

We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc…); offer price (premium or discount); change in the capital structure; impact on shareholder rights.

	B.		Corporate Restructuring

We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.

	C.		Spin-offs

We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

	D.		Asset Sales

We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

	E.		Liquidations

We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

	F.		Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

20

	G.	Changing Corporate Name

We vote for proposals to change the “corporate name”, unless the proposed name change bears a negative connotation.

	H.	Conversion of Securities

We vote on a case-by-case basis on proposals regarding conversion of securities.
Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

	I.	Stakeholder Provisions

We vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

(11)	Social and Environmental Issues

	A.	In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears the company has not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

		1.	whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

		2.	the percentage of sales, assets and earnings affected;

		3.	the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

		4.	whether the issues presented should be dealt with through government or company-specific action;

		5.	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

		6.	whether the company's analysis and voting recommendation to shareholders is persuasive;

21

		7.	what other companies have done in response to the issue;

		8.	whether the proposal itself is well framed and reasonable;

		9.	whether implementation of the proposal would achieve the objectives sought in the proposal; and

10. whether the subject of the proposal is best left to the discretion of the board.

	B.	Among the social and environmental issues to which we apply this analysis are the following:

		1.	Energy and Environment

		2.	Equal Employment Opportunity and Discrimination

		3.	Product Integrity and Marketing

		4.	Human Resources Issues

(12)	Miscellaneous

	A.	Charitable Contributions

We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

	B.	Operational Items

		1.	We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

		2.	We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

		3.	We vote for by-law or charter changes that are of a housekeeping nature
(updates or corrections).

		4.	We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

		5.	We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

22

		6.	We vote against proposals to approve other business when it appears as voting item.

	C.	Routine Agenda Items

In some markets, shareholders are routinely asked to approve:

		•	the opening of the shareholder meeting
		•	that the meeting has been convened under local regulatory requirements
		•	the presence of a quorum
		•	the agenda for the shareholder meeting
		•	the election of the chair of the meeting
		•	regulatory filings
		•	the allowance of questions
		•	the publication of minutes
		•	the closing of the shareholder meeting

We generally vote for these and similar routine management proposals.

	D.	Allocation of Income and Dividends

We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

	E.	Stock (Scrip) Dividend Alternatives

		1.	We vote for most stock (scrip) dividend proposals.

		2.	We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

ClearBridge has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that ClearBridge has proxy voting authority with respect to shares of registered investment companies, ClearBridge shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. (1) through
(12).

The voting policy guidelines set forth in Section V may be changed from time to time by
ClearBridge in its sole discretion.

VI.	OTHER CONSIDERATIONS

23

In certain situations, ClearBridge may determine not to vote proxies on behalf of a client because ClearBridge believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which ClearBridge may determine not to vote proxies on behalf of a client include:

(1) Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, ClearBridge will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

(2) Securities on Loan

Certain clients of ClearBridge, such as an institutional client or a mutual fund for which ClearBridge acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. ClearBridge typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, ClearBridge will request that the client recall shares that are on loan so that such shares can be voted if ClearBridge believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of ClearBridge and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII. DISCLOSURE OF PROXY VOTING

ClearBridge employees may not disclose to others outside of ClearBridge (including employees of other Legg Mason business units) how ClearBridge intends to vote a proxy absent prior approval from ClearBridge’s General Counsel/Chief Compliance Officer, except that a ClearBridge investment professional may disclose to a third party (other than an employee of another Legg Mason business unit) how s/he intends to vote without obtaining prior approval from ClearBridge’s General Counsel/Chief Compliance Officer if (1) the disclosure is intended to facilitate a discussion of publicly available information by ClearBridge personnel with a representative of a company whose securities are the subject of the proxy, (2) the company’s market capitalization exceeds $1 billion and (3) ClearBridge has voting power with respect to less than 5% of the outstanding common stock of the company.

24

If a ClearBridge employee receives a request to disclose ClearBridge’s proxy voting intentions to, or is otherwise contacted by, another person outside of ClearBridge
(including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify ClearBridge’s General
Counsel/Chief Compliance Officer.

If a portfolio manager wants to take a public stance with regards to a proxy, s/he must consult with ClearBridge’s General Counsel/Chief Compliance Officer before making or issuing a public statement.

VIII.	RECORDKEEPING AND OVERSIGHT

ClearBridge shall maintain the following records relating to proxy voting:

-	a copy of these policies and procedures;
-	a copy of each proxy form (as voted);
-	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
-	documentation relating to the identification and resolution of conflicts of interest;
-	any documents created by ClearBridge that were material to a proxy voting decision or that memorialized the basis for that decision; and
-	a copy of each written client request for information on how ClearBridge voted proxies on behalf of the client, and a copy of any written response by ClearBridge to any (written or oral) client request for information on how ClearBridge voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge adviser.

To the extent that ClearBridge is authorized to vote proxies for a United States Registered
Investment Company, ClearBridge shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, ClearBridge may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

25

PROXY VOTING POLICY

I.	Procedures

Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients’ investment accounts. At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.

For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.

In addition to voting proxies for clients, Columbus Circle:

1)	provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted. Columbus Circle provides this summary to all new clients as part of its Form ADV, Part II disclosure brochure, which is available to any clients upon request;

2)	applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;

3)	keeps records of proxy voting available for inspection by each client or governmental agencies - to both determine whether the votes were consistent with policy and to determine all proxies were voted;

4)	monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately; and

5)	maintains this written proxy voting policy, which may be updated and supplemented from time to time;

Frank Cuttita, Columbus Circle’s Chief Administrative Officer and Chief Compliance
Officer, will maintain Columbus Circle’s proxy voting process. Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.

2006 PROXY VOTING POLICY ·1

II.	Voting Guidelines

Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently. The Operating
Committee of Columbus Circle has adopted the following voting parameters.

To assist in its voting process, Columbus Circle has engaged Institutional Shareholder
Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides
Columbus Circle with reports that reflect proxy voting activities for Columbus Circle's client portfolios which provide information for appropriate monitoring of such delegated responsibilities.

Columbus Circle has delegated to ISS the authority to vote Columbus Circle’s clients’
proxies consistent with the following parameters. ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters. If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review.
Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.

A.	Management Proposals:

1.	When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.

¨ "Normal" elections of directors

¨ Approval of auditors/CPA

¨ Directors' liability and indemnification

¨ General updating/corrective amendments to charter

¨ Elimination of cumulative voting

¨ Elimination of preemptive rights

2006 PROXY VOTING POLICY ·2

2.	When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:

¨ Capitalization changes that eliminate other classes of stock and voting rights

¨ Changes in capitalization authorization for stock splits, stock dividends, and other specified needs.

¨ Stock purchase plans with an exercise price of not less than 85% FMV

¨ Stock option plans that are incentive based and not excessive

¨ Reductions in supermajority vote requirements

¨ Adoption of antigreenmail provisions

3.	When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:

¨ Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders

¨ Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders

¨ Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

¨ Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions

¨ Classified or single-slate boards of directors

¨ Reincorporation into a state that has more stringent anti-takeover and related provisions

¨ Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.

2006 PROXY VOTING POLICY ·3

¨ Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case

¨ Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

¨ Amending articles to relax quorum requirements for special resolutions

¨ Re-election of director(s) directly responsible for a company’s fraudulent or criminal act

¨ Re-election of director(s) who holds offices of chairman and CEO

¨ Re-election of director(s) who serve on audit, compensation and nominating committees

¨ Election of directors with service contracts of three years, which exceed best practice and any change in control provisions

¨ Adoption of option plans/grants to directors or employees of related companies

¨ Lengthening internal auditors’ term in office to four years

B.	Shareholder Proposals:
Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.

1.	When voting shareholder proposals, in general, initiatives related to the following items are supported:

¨ Auditors should attend the annual meeting of shareholders
¨ Election of the board on an annual basis
¨ Equal access to proxy process
¨ Submit shareholder rights plan poison pill to vote or redeem

2006 PROXY VOTING POLICY ·4

¨ Undo various anti-takeover related provisions

¨ Reduction or elimination of super-majority vote requirements

¨ Anti-greenmail provisions

¨ Submit audit firm ratification to shareholder votes

¨ Audit firm rotations every five or more years

¨ Requirement to expense stock options

¨ Establishment of holding periods limiting executive stock sales

¨ Report on executive retirement benefit plans

¨ Require two-thirds of board to be independent

¨ Separation of chairman and chief executive posts

2.	When voting shareholder proposals, in general, initiatives related to the following items are not supported:

¨ Requiring directors to own large amounts of stock before being eligible to be elected

¨ Restoring cumulative voting in the election of directors

¨ Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders

¨ Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions;
and the Valdez principles.

¨ Restrictions banning future stock option grants to executives except in extreme cases

3.	Additional shareholder proposals require case-by-case analysis

2006 PROXY VOTING POLICY ·5

¨ Prohibition or restriction of auditors from engaging in non-audit services
(auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)

¨ Requirements that stock options be performance-based

¨ Submission of extraordinary pension benefits for senior executives under a company’s SERP for shareholder approval

¨ Shareholder access to nominate board members

¨ Requiring offshore companies to reincorporate into the United States

Another expression of active involvement is the voting of shareholder proposals.
Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management.
Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots.
Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management. It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.

Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue. These activities and others that could be considered expressions of activism are not under consideration at this time. Should a particular equity company's policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication. Columbus Circle's staff participates in national forums and maintains contacts with corporate representatives.

III.	Conflicts of Interest

Columbus Circle will monitor its proxy voting process for material conflicts of interest.
By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.

Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest. As of the date of this policy, Columbus Circle may

2006 PROXY VOTING POLICY ·6

have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.

In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above or and requires additional company-specific decision-making,
Columbus Circle will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.

Eff. 01/20/2006

2006 PROXY VOTING POLICY ·7

Edge Asset Management, Inc.

Proxy Voting
Dated: February 2009

Policy

Edge Asset Management, Inc. (“Edge”) has been delegated by certain clients the responsibility for voting proxies. It is the policy of Edge to vote proxies for portfolio securities in the best interests of its clients. Edge maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about Edge’s proxy policies and practices. Its policy and practice includes the responsibility to receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act (a) to adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe their proxy voting policies and procedures to clients and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Investment Operations Manager has the responsibility for the execution of its proxy voting policy, practices, disclosures and recordkeeping.

Procedure Summary

Edge has adopted procedures to implement the firm’s policy and periodically reviews and monitors the procedures to ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate. The procedures are summarized as follows:

1. Voting Procedures

  Edge believes it is in the best interest of its clients to delegate the proxy voting responsibility to an expert proxy voting organization, Risk Metrics Group (“RMG”).
  RMG provides policy guidelines and proxy research and analysis in addition to proxy voting. RMG provides Edge with the opportunity to override any proxy proposal that Edge feels is not in the best interest of the client.

2.	Disclosure
Edge’s proxy voting policy and procedures are based on RMG’s Standard Proxy Voting Guidelines and are provided to each client which elects to delegate such authority to Edge. At such client’s discretion, Edge’s policy and procedures will be disclosed in either the client’s Statement of Additional Information (“SAI”) or on its web site.
3.	Client Requests for Information
All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Investment Operations Manager to coordinate an appropriate response.
4.	Voting Guidelines
RMG will vote proxies in the best interests of the client. RMG will vote all proxies from a specific issuer the same way for each client.
RMG will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor's non-audit services.
RMG will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.
In reviewing proposals, the opinions of management, the effect on shareholder value and the issuer’s business practices will be considered.
5.	Conflicts of Interest
If RMG or Edge abstains from voting a proxy due to a conflict or if Edge elects to override an RMG recommendation, it will seek to identify and evaluate whether any conflicts of interest that may exist between the issuer and Edge, its employees and clients.
The resolution will be determined by the Chief Compliance Officer (“CCO”), Chief Investment Officer (“CIO”), and Investment Administrative Officer (“IAO”) who will review the information and determine if a material conflict exists. If a material conflict is determined to exist, the IAO will disclose the conflict to the affected clients, and request instruction from the client as how to vote the proxy.
Edge will maintain a record of the voting resolution of any conflict of interest.
6.	Recordkeeping

The Investment Operations Manager shall retain the following proxy records in accordance with the SEC’s five-year retention requirement. The retention of certain proxy records may be satisfied through reliance on a third party such as RMG or EDGAR.

Records to be maintained include but are not limited to;

  These policies and procedures and any amendments;
  A copy of each proxy statement that Edge receives regarding client securities, records to be maintained by RMG on behalf of Edge.
  A record of each vote that Edge casts;
  Any document Edge created that was material to making a decision how to vote proxies;
  A copy of each written request from a client for information on how Edge voted such client’s proxies, a copy of any written response; and all client communication regarding proxies
  A record of each potential and material conflict of interest identified by the adviser. Such record shall include a summary of the conflict and actions taken to resolve it.
  The record shall also include any analysis of the conflict and rationale considered when making a decision to vote the proxy.

Historical Policies: Revised January 1, 2007; October 9, 2006 Adopted policy: March 31, 2004

EMERALD ADVISERS, INC.
PROXY VOTING POLICY

The voting policies set forth below apply to all proxies which Emerald Advisers, Inc. is entitled to vote. It is EAI’s policy to vote all such proxies. Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations. The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund’s management. First and foremost, the investor is a fiduciary and secondly, an owner. Fiduciaries and owners are responsible for their investments. These responsibilities include:

1)	selecting proper directors
2)	insuring that these directors have properly supervised management
3)	resolve issues of natural conflict between shareholders and managers
	a.	Compensation
	b.	Corporate Expansion
	c.	Dividend Policy
	d.	Free Cash Flow
	e.	Various Restrictive Corporate Governance Issues, Control Issues, etc.
	f.	Preserving Integrity

In voting proxies, EAI will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients. Consistent with this objective, EAI will exercise its vote in a activist pro-shareholder manner in accordance with the following policies.

I. BOARDS OF DIRECTORS

In theory, the board represents shareholders, in practice, all to often Board members are selected by management. Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position. In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members. Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members. Independence is an important criterium to adequately protect shareholders’ ongoing financial interest and to properly conduct a board member’s oversight process. Independence though, is only the first criteria for a Board. Boards need to be responsible fiduciaries in their oversight and decision making on behalf of the owners and corporations. Too many companies are really ownerless. Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out. A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.

A. Election of Directors, a Board of Directors, or any number of Directors. In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.

• Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.

• Votes should be cast in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.

• Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.

• Votes should be withheld for directors who may have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).

• Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.

• Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for the absences.

• Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.

• Votes should be cast in favor of proposals to create shareholder advisory committees. These committees will represent shareholders’ views, review management, and provide oversight of the board and their directors.

B. Selection of Accountants: EAI will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.

C. Incentive Stock Plans. EAI will generally vote against all excessive compensation and incentive stock plans which are not performance related.

D. Corporate restructuring plans or company name changes, will generally be evaluated on a case by case basis.

E. Annual Meeting Location. This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. Resolution. EAI normally votes with management, except in those cases where management seeks a location to avoid their shareholders.

F. Preemptive Rights. This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock. Resolution: We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.

G. Mergers and/or Acquisitions. Each merger and/or acquisition has numerous ramifications for long term shareholder value. Resolution: After in-depth valuation
EAI will vote its shares on a case by case basis.

II. CORPORATE GOVERNANCE ISSUES

These issues include those areas where voting with management may not be in the best interest of the institutional investor. All proposals should be examined on a case by case basis.

A. Provisions Restricting Shareholder Rights. These provisions would hamper shareholders ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ right to nominate, elect, or remove directors.
These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. Resolution: Vote Against management proposals to implement such restrictions and vote For shareholder proposals to eliminate them.

B. Anti-Shareholder Measures. These are
measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.

1. Classification of the Board of Directors:
A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. Resolution: Vote
Against proposals to classify the Board and support proposals (usually shareholder initiated) to implement annual election of the Board.

2. Shareholder Rights Plans (Poison Pills):

Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control. Resolution: Vote Against proposals to adopt
Shareholder Rights Plans, and vote For Shareholder proposals eliminating such plans.

3. Unequal Voting Rights:
A takeover defense, also known as superstock, which gives holders disproportionate voting rights. EAI adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. Resolution: Vote Against proposals creating different classes of stock with unequal voting privileges.

4. Supermajority Clauses:
These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. Resolution:
Vote Against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.

5. Fair Price Provisions:
These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. Resolution: Vote
Against management proposals to implement fair price provisions and vote For shareholder proposals to eliminate them.
Caveat: Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholder interest.

6. Increases in authorized shares and/or creation of new classes of common and preferred stock:
a. Increasing authorized shares.
EAI will support management if they have a stated purpose for increasing the authorized number of common and preferred stock. Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company.
Resolution: On a case by case basis, vote Against management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.

b. Creation of new classes of stock.
Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion. The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders.
Resolution: EAI would vote AGAINST management in allowing the Board the discretion to issue any type of “blank check” stock without shareholder approval.

c. Directors and Management Liability and Indemnification.
These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of
Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action.
Resolution: On a case by case basis, EAI votes Against attempts by management to eliminate directors and management liability for their duty of care.

d. Compensation Plans (Incentive Plans)
Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type.
Resolution: On a case by case basis, vote Against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.

e. Greenmail
EAI would not support management in the payment of greenmail.
Resolution: EAI would vote FOR any shareholder resolution that would eliminate the possibility of the payment of greenmail.

f. Cumulative Voting
Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected.
Resolution: Cumulative voting tends to serve special interests and not those of shareholders, therefore EAI will vote Against any proposals establishing cumulative voting and For any proposal to eliminate it.

g. Proposals Designed to Discourage Mergers & Acquisitions In Advance
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholder. These proposals may be worded: “amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal”. Directors are elected primarily to promote and protect the shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests. Resolution: EAI will vote Against proposals that would discourage the most productive use of corporate assets in advance.

h. Confidential Voting
A company that does not have a ballot provision has the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how their proposals are being accepted. If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Resolution: Vote For proposals to establish secret ballot voting.

i. Disclosure
Resolution: EAI will vote Against proposals that would require any kind of unnecessary disclosure of business records. EAI will vote For proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.

j. Sweeteners
Resolution: EAI will vote Against proposals that include what are called
“sweeteners” used to entice shareholders to vote for a proposal that includes other items that may not be in the shareholders best interest. For instance, including a stock split in the same proposal as a classified Board, or declaring an extraordinary dividend in the same proposal installing a shareholders rights plan
(Poison Pill).

k. Changing the State of Incorporation

If management sets forth a proposal to change the State of Incorporation, the reason for change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc. Resolution: On a case by case basis, EAI will vote
Against proposals changing the State of Incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.

l.	Equal Access to Proxy Statements
EAI supports stockholders right to equal access to the proxy statement, in the same manner that management has access. Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Resolution: EAI will support any proposal calling for equal access to proxy statements.

m. Abstention Votes
EAI supports changes in the method of accounting for abstention votes.
Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting. Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved.
Votes cast abstaining should not be included in total votes cast. Resolution: EAI will support any proposal to change a company’s by-laws or articles of incorporation to reflect the proper accounting for abstention votes.

III. Other Issues

On other major issues involving questions of community interest, moral and social concern, fiduciary trust and respect for the law such as:

A.	Human Rights
B.	Nuclear Issues
C.	Defense Issues
D.	Social Responsibility

EAI, in general supports the position of management. Exceptions to this policy
Include:

1. South Africa
EAI will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South

Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.

2. Northern Ireland
EAI will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.

ESSEX INVESTMENT MANAGEMENT COMPANY, LLC

Summary of Proxy Voting Policies and Procedures

Introduction

Essex views seriously its responsibility to exercise proxy voting authority over securities within its clients' portfolios. As an investment adviser and fiduciary of client assets, Essex utilizes proxy voting policies and procedures intended to protect the value of shareholder investments and are designed to reasonably ensure that Essex votes proxies in the best interest of clients for whom Essex has voting authority. In voting proxies, we seek to both maximize the long-term value of our clients' assets and to cast votes that we believe to be fair and in the best interest of the affected c1ient(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets.

The following is a summary of the policies and procedures that govern the voting of proxies in situations where Essex is responsible for such voting. Essex clients will either retain proxy voting authority or delegate it to Essex. If a client has delegated such authority to Essex (whether in the client's investment management agreement with Essex or otherwise), Essex will vote proxies for that client. If a particular client for whom Essex has investment discretion has not explicitly delegated proxy voting authority to Essex, Essex will vote such client's proxies.

Voting Agent

Essex has contracted with an independent third party provider of proxy voting and corporate governance services (“proxy agent”), to conduct in-depth proxy research, execute proxy votes, and keep various records necessary for tracking proxy voting actions taken and proxy voting materials for the appropriate client account. The proxy agent specializes in providing a variety of fiduciary-level services related to proxy voting. The proxy agent researches proxy issues and then independent from Essex executes votes.

Essex has adopted the proxy agent's proxy voting policy guidelines as its own and votes Essex's clients' proxies (for those clients over which it has proxy voting authority) according to those policy guidelines.

Details of the proxy agents' proxy voting policy guidelines are available upon request.

In extraordinary circumstances, Essex's Proxy Voting Committee ("Committee") and Chief Compliance Officer may actively issue a voting instruction. The Committee is discussed below.

Proxy Voting Committee

Essex's Proxy Voting Committee is responsible for deciding what is in the best interests of clients when determining how proxies are voted. The Committee meets at least annually to review and re-approve (if the Committee determines they continue to be reasonably designed to be in the best interest of Essex's clients), proxy agent's proxy voting policies as Essex's own proxy voting policies. Any changes to the proxy agent voting policies must be reviewed, approved, and adopted by the Committee at the time the changes occur. The Committee also would become involved in extraordinary circumstances in which Essex decides to exercise it voting discretion.

Conflicts of Interest

As noted, Essex has an agreement with a proxy agent as an independent proxy voting agent and has adopted the proxy agent's proxy voting policies. The adoption of the proxy agent's proxy voting policies which provide pre-determined policies for voting proxies was designed to remove conflicts of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that Essex may have to interpret on how to vote proxies in cases where Essex has a material conflict of interest or the appearance of a material conflict of interest.

There may be a situation where the proxy agent itself may have a material conflict with respect to a proxy vote that it is voting on Essex's clients' behalf. In those situations, the proxy agent will fully or partially abstain from voting the proxy and Essex's Committee will provide the actual voting recommendation after a review of the vote(s) involved. Essex's Chief Compliance Officer must approve any decision made on such vote prior to the vote being cast. Essex's Committee and Chief Compliance Officer will also become involved in any other situation, though expected to be rare, where Essex takes voting discretion from the proxy agent.

In both of the preceding circumstances, the Committee and Essex's Chief Compliance Officer will work to ensure that prior to a vote being made, conflicts of interest are identified and material conflicts are properly addressed such that the proxy may be voted in the best interest of clients.

Proxy/Shareblocking

In general, unless otherwise directed by the client, Essex will make reasonable efforts to vote client proxies in accordance with the proxy voting recommendations of the proxy agent. Essex may decline to vote proxies if to do so would cause a restriction to be placed on Essex’s ability to trade securities held in client accounts in "share blocking" countries. Accordingly, Essex may abstain from votes in a share blocking country in favor of preserving its ability to trade any particular security at any time.
How to Obtain Voting Information

Clients may obtain information about how Essex voted proxies for securities held in their account(s) or a copy of Essex's full proxy voting policy and procedures by contacting Essex at, (617) 342-3200 or proxyvoting@essexinvest.com <mailto:proxyvoting@essexinvest.com>.

JACOBS LEVY EQUITY MANAGEMENT, INC.
PROXY VOTING POLICIES AND PROCEDURES

As of June 1, 2009

I.	Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Jacobs Levy has discretion to vote the proxies of its clients, proxies will be voted in the best interests of its clients in accordance with these policies and procedures.

II.	Proxy Voting Procedures

Proxies are obtained through Governance Analytics, a third party application from
Riskmetrics (formerly Institutional Shareholder Services) used for proxy notification, research and voting. The Chief Compliance Officer is responsible for ensuring proxies are voted in accordance with the Jacobs Levy guidelines. Under his direction, the following procedures are performed:

(a) Jacobs Levy voting policies along with any custom client voting policies are loaded into Governance Analytics.

(b) RiskMetrics compares positions between Jacobs Levy and the custodian and any differences are investigated and resolved.

(c) Ballots are populated automatically by Governance Analytics based on the voting policies previously loaded.

(d) Manager, Portfolio Administration reviews the populated ballots against the applicable voting policy. The Manager, Portfolio Administration will consult with the Chief Compliance Officer and/or the Principals, if necessary.

(e) Votes are submitted electronically through Governance Analytics.

Where Jacobs Levy retains a third party to assist in coordinating and voting proxies with respect to client securities, the Chief Financial Officer and the Chief Compliance Officer
shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III.	Voting Guidelines

Jacobs Levy will vote proxies in the best interests of its clients. Clients can provide specific voting guidelines, which would be implemented for their account. Jacobs Levy believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

RiskMetrics assigns a proxy issue code to all proxy voting proposals and also issues a voting recommendation. A cumulative listing of RiskMetrics proxy issue codes is maintained by
Portfolio Administration. Unless a client has provided specific voting guidelines, Jacobs
Levy will vote proxies in accordance with RiskMetrics’ recommendations, except as provided in (a) - (d) below:

(a) There are specific proxy issues that Jacobs Levy has identified with respect to which it will vote with management and others with respect to which it will vote against management because Jacobs Levy believes the intent is to entrench management or dilute the value or safety of shares to shareholders. A comprehensive listing of these issues is included as Exhibit A.

(b) It is Jacobs Levy’s belief that it is not its place to make moral, environmental or social decisions for companies and therefore Jacobs Levy intends to vote with management's recommendations on such issues, as management is in a better position to judge the effects of such decisions on the company.

(c) In certain circumstances, a proxy may include "hidden" additional issues for which
Jacobs Levy's position, as noted above, may differ from the overall RiskMetrics recommendation. In these instances, Jacobs Levy will not vote with the RiskMetrics recommendation.

(d) Any issue with a new RiskMetrics proxy issue code will be forwarded to one of the
Principals, the Chief Financial Officer, or the Chief Compliance Officer for review and determination of how the proxy should be voted.

IV.	Conflicts of Interest

(a) The Chief Compliance Officer will identify any conflicts that exist between the interests of Jacobs Levy and its clients. This examination will include a review of the relationship of Jacobs Levy with the issuer of each security to determine if the issuer is a client of Jacobs Levy or has some other relationship with Jacobs Levy or a client of Jacobs Levy.

(b) If a material conflict exists, Jacobs Levy will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the clients or whether some alternative action is appropriate, including, without limitation, following the RiskMetrics recommendation.

2

V.	Disclosure

	(a)	Jacobs Levy will disclose in its Form ADV Part II that clients may contact the Chief
Compliance Officer, Heath N. Weisberg, via email or telephone at
heath.weisberg@jlem.com or (973) 410-9222 in order to obtain information on how
Jacobs Levy voted such client's proxies and/or to request a copy of these policies and procedures. If a client requests this information, the Chief Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon;
and (3) how Jacobs Levy voted the client's proxy.

	(b)	A concise summary of these Proxy Voting Policies and Procedures will be included in Jacobs Levy's Form ADV Part II, and will be updated whenever these policies and procedures are updated. Jacobs Levy's Form ADV Part II will be offered to existing clients annually.

VI.	Recordkeeping

The Manager of Portfolio Administration and Chief Compliance Officer will maintain files relating to Jacobs Levy's proxy voting procedures. Records will be maintained and preserved for at least five years from the end of the fiscal year during which the last entry was made on a record, with certain required records for at least the most recent two years kept in the offices of Jacobs Levy. Records of the following will be included in the files:

	(a)	Copies of these proxy voting policies and procedures, and any amendments thereto.

	(b)	An electronic copy of each proxy statement that Jacobs Levy receives. In addition,
Jacobs Levy may obtain a copy of proxy statements from RiskMetrics.

	(c)	An electronic record of each vote that Jacobs Levy casts. In addition, voting records may be obtained from RiskMetrics.

	(d)	A copy of any document Jacobs Levy created that was material to making a decision on how to vote proxies, or that memorializes that decision.

	(e)	A copy of each written client request for information on how Jacobs Levy voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Jacobs Levy voted its proxies.

3

Exhibit A

VOTING POLICY ON SPECIFIC PROXY ISSUES

MANAGEMENT PROPOSALS - ROUTINE/BUSINESS

Issue
Code	Description	Vote

M0101	Ratify Auditors	For
M0106	Amend Articles/Charter-General Matters	For
M0111	Change Company Name	For
M0117	Designate Inspector or Shareholder Rep. of Minutes of Meetings	For
M0119	Reimburse Proxy Contest Expense	Against
M0124	Approve Stock Dividend Program	For
M0125	Other Business	Against
M0129	Approve Minutes of Meeting	For
M0136	Approve Auditors and Authorize Board to Fix Remuneration of	For
Auditors
M1050	Receive Financial Statements and Statutory Reports	For

MANAGEMENT PROPOSALS – DIRECTOR RELATED

Issue
Code	Description	Vote

M0201	Elect Directors	For
M0205	Allow Board to Set its Own Size	Against
M0206	Classify the Board of Directors	Against
M0207	Eliminate Cumulative Voting	For
M0215	Declassify the Board of Directors	For
M0218	Elect Directors to Represent Class X Shareholders	For
M0226	Classify Board and Elect Directors	Against

MANAGEMENT PROPOSALS – CAPITALIZATION

Issue
Code	Description	Vote

M0304	Increase Authorized Common Stock	For
M0308	Approve Reverse Stock Split	For
M0309	Approve Increase in Common Stock and a Stock Split	For
M0314	Eliminate Preemptive Rights	For
M0316	Amend Votes Per Share of Existing Stock	Against
M0320	Eliminate Class of Preferred Stock	For
M0322	Cancel Company Treasury Shares	For
M0325	Reduce Authorized Common Stock	For
M0374	Approve Reduction in Share Capital	For

Exhibit A

VOTING POLICY ON SPECIFIC PROXY ISSUES

MANAGEMENT PROPOSALS – NON-SALARY COMP.

Issue
Code	Description	Vote

M0510	Approve Employee Stock Purchase Plan	For
M0512	Amend Employee Stock Purchase Plan	For
M0534	Approve/Amend 401(k)/Savings Plan	For
M0537	Approve/Amend Supplemental Retirement Plan	For

MANAGEMENT PROPOSALS – ANTI-TAKEOVER RELATED

Issue
Code	Description	Vote

M0604	Provide Directors May Only be Removed For Cause	Against
M0605	Adopt or Increase Supermajority Vote Requirement for Amendments	Against
M0606	Adopt or Increase Supermajority Vote Requirement for Mergers	Against
M0607	Adopt or Increase Supermajority Vote Requirement for Removal of	Against
Directors
M0608	Reduce Supermajority Vote Requirement	For
M0618	Eliminate Right to Call Special Meeting	Against
M0622	Consider Non-Financial Effects of Mergers	Against
M0627	Permit Board to Amend Bylaws Without Shareholder Consent	Against
M0653	Authorize Board to Issue Shares in the Event of a Public Tender	Against
Offer or Share Exchange Offer

SHAREHOLDER PROPOSALS - ROUTINE/BUSINESS

Issue
Code	Description	Vote

S0102	Change Date/Time of Annual Meeting	Against
S0106	Initiate Payment of Cash Dividend	Against
S0110	Establish Shareholder Advisory Committee	Against

Exhibit A

VOTING POLICY ON SPECIFIC PROXY ISSUES

SHAREHOLDER PROPOSALS - DIRECTOR RELATED

Issue
Code	Description	Vote

S0201	Declassify the Board of Directors	For
S0202	Establish Term Limits for Directors	Against
S0207	Restore or Provide for Cumulative Voting	Against
S0209	Establish Director Stock Ownership Requirement	Against
S0211	Establish Mandatory Retirement Age for Directors	Against
S0214	Remove Existing Directors	Against
S0215	Require Majority of Independent Directors on Board	Against

SHAREHOLDER PROPOSALS - CORP GOVERNANCE

Issue
Code	Description	Vote

S0304	Provide for Confidential Voting	For
S0306	Submit All Acquisition Offers for Shareholder Vote	Against
S0307	Restore Preemptive Rights of Shareholders	Against
S0311	Reduce Supermajority Vote Requirement	For
S0320	Submit Preferred Stock Issuance to Vote	For

SHAREHOLDER PROPOSALS - COMPENSATION

Issue
Code	Description	Vote

S0501	Restrict Executive Compensation Plan Awards	Against
S0503	Increase Disclosure of Executive Compensation	Against
S0504	Limit Executive Compensation	Against
S0505	Terminate Executive Compensation Plan	Against
S0510	Link Executive Compensation to Social Issues	Against
S0512	Performance-Based/Index Option	Against
S0513	Put Repricing of Stock Options to Shareholder Vote	For
S0519	Establish SERP Policy	Against
S0520	Pay-For-Superior-Performance	Against

Exhibit A
VOTING POLICY ON SPECIFIC PROXY ISSUES

SHAREHOLDER PROPOSALS - GENERAL ECONOMIC ISSUES
Issue
Code	Description	Vote
S0602	Report of Bank Lending Policies	Against

SHAREHOLDER PROPOSALS - OTHER/MISC.
Issue
Code	Description	Vote
S0805	Report on Government Service of Employees	Against
S0806	Report on Charitable Contributions	Against
S0807	Report on Corporate Political Contributions/Activities	Against

Part I: JPMorgan Asset Management Global Proxy Voting Procedures

A. Objective

As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a “JPMAM Entity” and collectively as “JPMAM”) may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMAM's objective is to vote proxies in the best interests of its clients. To further that objective, JPMAM adopted these Procedures. 1

These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the “Guidelines”). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.

B. Proxy Committee

To oversee the proxy-voting process on an ongoing basis, a Proxy Committee will be established for each global location where proxy-voting decisions are made. Each Proxy Committee will be composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstancesdictate.

C. The Proxy Voting Process

JPMAM investment professionals monitor the corporate actions of the companies held in their clients’ portfolios. To assist JPMAM investment professionals with public companies’ proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service (“Independent Voting Service”). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service’s analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below). The Proxy Voting Committee has adopted procedures to recall shares on loan if a proposed major corporate event contemplates a shareholder vote to approve or to take other action. 2 _______________________ ¹ 1. Proxies for the JPMorgan Value Opportunities Fund are voted in accordance with the Washington Management Group's proxy voting policies and not the policies of JPMAM. The JPMorgan Multi-Manager Funds vote proxies in accordance with the voting policies of each of the Managers, as applicable, and not the policies of JPMAM, except, to the extent the JPMAM policies apply to the JPMorgan Multi-Manager Small Cap Value Fund. The Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavorial Value Fund, and the UM Small Cap Growth Fund vote proxies in accordance with the voting policies of their subadvisers and not the policies of JPMAM.

2The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote

JPMorgan Asset Management Corporate Governance

certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.

C. The Proxy Voting Process - Continued

Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator (“Proxy Administrator”) for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service’s recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, “Overrides”); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator’s duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification (“Certification”) which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase (“JPMC”) Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM’S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.

JPMorgan Asset Management Corporate Governance

D. Material Conflicts of Interest

The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser’s interests and those of its clients. To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMAM’s investment processes and decisions, including proxy-voting decisions, and to protect JPMAM’s decisions from influences that could lead to a vote other than in its clients’ best interests, JPMC (including JPMAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMAM’s predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.

Examples of such material conflicts of interest that could arise include circumstances in which: (i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM's relationship with such company and materially impact JPMAM's business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM’s voting decision.

E. Escalation of Material Conflicts of Interest

When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists. That subgroup shall include a Proxy Committee member from the Investment Department and one or more Proxy Committee members from the Legal, Compliance or Risk Management Departments. In the event that the Proxy Administrator and the subgroup of the Proxy Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.

Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:

  removing certain JPMAM personnel from the proxy voting process;
  “walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
  voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.

JPMorgan Asset Management Corporate Governance

F.	Recordkeeping

JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:

  a copy of the JPMAM Proxy Voting Procedures and Guidelines;
  a copy of each proxy statement received on behalf of JPMAM clients;
  a record of each vote cast on behalf of JPMAM client holdings;
  a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;
  a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and
  a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.

It should be noted that JPMAM reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.

Exhibit A

JPMorgan Investment Advisors Inc. JPMorgan Chase Bank, N.A.

JPMorgan Asset Management (UK) Limited J.P. Morgan Investment Management Inc. JF Asset Management Limited JF Asset Management (Singapore) Limited JF International Management Inc.

Security Capital Research & Management Incorporated

JPMorgan Asset Management Corporate Governance

Part II: Proxy Voting Guidelines

JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JPMAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.

In March 2007, JPMAM signed the Principles for Responsible Investment, an initiative of the UN Secretary-General.

JPMorgan Asset Management Corporate Governance

Part II.A: North America Guidelines

1. Uncontested Director Elections

Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who: 1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or

2) adopt or renew a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, do not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or

4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or

ii)	majority of the votes cast for two consecutive years; or
5)	are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or

6) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent; or

7) WITHHOLDING from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than six public company boards.

8) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a – Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.

9) WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls.

10) WITHHOLD votes from compensation committee members who were present at the time of the grant of backdated options or options the pricing or the timing of which we believe may have been manipulated to provide additional benefits to executives.

11) Vote case by case for shareholder proposals requesting companies to amend their bylaws in order to create access to the proxy so as to nominate candidates for directors.

We recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, we are also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process.

Special attention will be paid to companies that display a chronic lack of shareholder accountability.

2. Proxy Contests 2a. Election of Directors

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

2b. Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

JPMorgan Asset Management Corporate Governance

3. Ratification of Auditors

Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.

Generally vote against auditor indemnification and limitation of liability; however we recognize there may be situations where indemnification and limitations on liability may be appropriate.

JPMorgan Asset Management Corporate Governance

4. Proxy Contest Defenses

4a. Board Structure: Staggered vs. Annual Elections

Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company’s governing documents contain each of the following provisions: 1) Majority of board composed of independent directors,

2) Nominating committee composed solely of independent directors,

3) Do not require more than a two-thirds shareholders’ vote to remove a director, revise any bylaw or revise any classified board provision,

4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

5) Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,

6) Absence of superior voting rights for one or more classes of stock,

7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

4b. Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

4c. Cumulative Voting

Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company’s governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting: 1) Annually elected board, 2) Majority of board composed of independent directors, 3) Nominating committee composed solely of independent directors, 4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests), 5) Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice, 6) Absence of superior voting rights for one or more classes of stock, 7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

JPMorgan Asset Management Corporate Governance

4d. Shareholder Ability to Call Special Meeting

Vote against proposals to restrict or prohibit shareholder ability to call special meetings. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

4e. Shareholder Ability to Act by Written Consent

We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

We generally vote against proposals to allow or facilitate shareholder action by written consent.

4f. Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

5. Tender Offer Defenses 5a. Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill. Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

5b. Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

5c. Greenmail

Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

5d. Unequal Voting Rights

Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

5e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter

JPMorgan Asset Management Corporate Governance

and bylaw amendments.

5f. Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6. Miscellaneous Board Provisions 6a. Separate Chairman and CEO Positions

We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:

  Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:

(1) Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors, (2) Serves as liaison between the chairman and the independent directors, (3) Approves information sent to the board, (4) Approves meeting agendas for the board, (5) Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items, (6) Has the authority to call meetings of the independent directors, and (7) If requested by major shareholders, ensures that he is available for consultation and direct communication;

  2/3 of independent board;
  All-independent key committees;
  Committee chairpersons nominated by the independent directors;
  CEO performance is reviewed annually by a committee of outside directors; and
  Established governance guidelines.

Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.

6b. Lead Directors and Executive Sessions

In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a "lead" (non-insider) director and for regular "executive" sessions (board meetings taking place without the CEO/Chairman present).

6c. Majority of Independent Directors

We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

Vote for shareholder proposals requesting that the board’s audit, compensation, and/or nominating committees include independent directors exclusively.

Generally vote for shareholder proposals asking for a 2/3 independent board.

6d. Stock Ownership Requirements

Vote for shareholder proposals requiring directors to own a minimum amount of company stock in

JPMorgan Asset Management Corporate Governance

order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

6e. Term of Office

Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

6f. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the relevant duty of care.

Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

Vote for proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company’s best interests, and (2) the director’s legal expenses would be covered.

6g. Board Size

Vote for proposals to limit the size of the board to 15 members.

6h. Majority Vote Standard

We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

7. Miscellaneous Governance Provisions 7a. Independent Nominating Committee

Vote for the creation of an independent nominating committee.

7b. Confidential Voting

Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

7c. Equal Access

Vote for shareholder proposals that would give significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

7d. Bundled Proposals

Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

7e. Charitable Contributions

Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

7f. Date/Location of Meeting

JPMorgan Asset Management Corporate Governance

Vote against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

7g. Include Nonmanagement Employees on Board

Vote against shareholder proposals to include nonmanagement employees on the board. Constituency representation on the board is not supported, rather decisions are based on director qualifications.

7h. Adjourn Meeting if Votes are Insufficient

Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

7i. Other Business

Vote for proposals allowing shareholders to bring up “other matters” at shareholder meetings.

7j. Disclosure of Shareholder Proponents

Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

8. Capital Structure

8a. Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

8b. Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance as measured by total shareholder returns.

8c. Reverse Stock Splits

Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company’s industry and performance in terms of shareholder returns.

Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

8d. Blank Check Preferred Authorization

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote for proposals to create “blank check” preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance as measured by total shareholder returns.

8e. Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

8f. Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company

JPMorgan Asset Management Corporate Governance

becomes insolvent.

8g. Restructurings/Recapitalizations

Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. Consider the following issues: Dilution—How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

Change in Control—Will the transaction result in a change in control of the company?

Bankruptcy—Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

8h. Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

8i. Targeted Share Placements

These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9. Executive and Director Compensation 9a. Stock-based Incentive Plans

Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company's outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.

Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns. Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.

Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote—even in cases where the plan cost is considered acceptable based on the quantitative analysis.

We vote against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by JPMAM). JPMAM defines high average three-year burn rate as the following: the company’s most recent three-year burn rate exceeds one standard deviation by Russell 3000 index and non-Russell 3000 index; the company’s most recent three-year burn rate exceeds two percent of common shares outstanding.

JPMorgan Asset Management Corporate Governance

9a. Stock-based Incentive Plans

For companies in the Russell 3000 we will generally vote against a plan when there is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.

9b. Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

9c. Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

9d. Golden and Tin Parachutes

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

Change-in-control payments should only be made when there is a significant change in company ownership structure, and when there is a loss of employment or substantial change in job duties associated with the change in company ownership structure (“double-triggered”). Change-in-control provisions should exclude excise tax gross-up and eliminate the acceleration of vesting of equity awards upon a change in control unless provided under a double-trigger scenario.

9e. 401(k) Employee Benefit Plans

Vote for proposals to implement a 401(k) savings plan for employees.

9f. Employee Stock Purchase Plans

Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.

Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee’s contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution

9g. Option Expensing
Generally, vote for shareholder proposals to expense fixed-price options.

9h. Option Repricing
In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

9i. Stock Holding Periods
Generally vote against all proposals requiring executives to hold the stock received upon option

JPMorgan Asset Management Corporate Governance	Page 19

exercise for a specific period of time.

9j. Transferable Stock Options

Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

9k. Recoup Bonuses

Vote case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

10. Incorporation

10a. Reincorporation Outside of the United States

Generally speaking, we will vote against companies looking to reincorporate outside of the U.S.

10b. Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

10c. Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a case-by-case basis. Review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11. Mergers and Corporate Restructurings 11a. Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

11b. Nonfinancial Effects of a Merger or Acquisition

Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.

11c. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, “going private” proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

11d. Spin-offs

Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

11e. Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

11f. Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

11g. Appraisal Rights

JPMorgan Asset Management Corporate Governance

Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

11h. Changing Corporate Name Vote for changing the corporate name.

12. Social and Environmental Issues

We believe that a company’s environmental policies may have a long-term impact on the company’s financial performance. We believe that good corporate governance policies should consider the impact of company operations on the environment and the cost of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. Furthermore, we believe that corporate shareholders have a legitimate need for information to enable them to evaluate the potential risks and opportunities that climate change and other environmental matters pose to the company’s operations, sales and capital investments. Therefore, we generally encourage a level of reporting that is not unduly costly or burdensome, but which provides sufficient information to enable shareholders to evaluate the company’s environmental policies and performance. At the same time, we recognize that, in some cases, a company may already be providing current, publicly-available information on the possible impact that climate change will have on the company, as well as associated policies and procedures that address the risks and opportunities to the company, or a shareholder proposal may seek a level of disclosure that exceeds that provided by the company’s industry peers and that may put the company at a competitive disadvantage.

12a. Energy and Environment

Vote case-by-case on proposals that request companies to subscribe to the CERES Principles.

Vote for proposals that request companies to outline their preparedness to comply with the Kyoto Protocol.

Vote case-by-case on disclosure reports that seek additional information.

Vote case-by-case on proposals that request a report on greenhouse gas emissions from company operations and/or products.

Vote case-by-case on proposals that request a report on the impact of climate change on the company’s operations and/or products.

Vote case-by-case on proposals seeking additional information on other environmental matters affecting the company, its operations and/or its products.

Vote case-by-case on proposals requesting a company report on its energy efficiency policies.

12b. Military Business Vote case-by-case on defense issue proposals.

Vote case-by-case on disclosure reports that seek additional information on military-related operations.

12c. International Labor Organization Code of Conduct

Vote case-by-case on proposals to endorse international labor organization code of conducts.

Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

JPMorgan Asset Management Corporate Governance

12d. Promote Human Rights in China, Nigeria, the Sudan and Burma

Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.

Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

12e. World Debt Crisis

Vote case-by-case on proposals dealing with third world debt.

Vote case-by-case on disclosure reports regarding company activities with respect to third world debt.

12f. Equal Employment Opportunity and Discrimination

Vote case-by-case on proposals regarding equal employment opportunities and discrimination.

Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

12g. Animal Rights

Vote case-by-case on proposals that deal with animal rights.

12h. Product Integrity and Marketing

Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.

Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

Vote case-by-case on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.

Vote case-by-case on proposals requesting the company to report on its policies, initiatives/procedures, oversight mechanisms related to toxic materials, including certain product line toxicities, and/or product safety in its supply chain.

12i. Human Resources Issues

Vote case-by-case on proposals regarding human resources issues.

Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

12j. Link Executive Pay with Social and/or Environmental Criteria

Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

Vote case-by-case on disclosure reports that seek additional information regarding this issue.

12k. High Risk Markets

Vote case-by-case on requests for the company to review and report on the financial and reputation risks associated with operations in “high risk” markets, such as a terrorism-sponsoring state or otherwise.

13. Foreign Proxies

Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in London. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.

14. Pre-Solicitation Contact

From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals.

JPMorgan Asset Management Corporate Governance

Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

What is material non-public information?

The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor's decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:

  a pending acquisition or sale of a substantial business;
  financial results that are better or worse than recent trends would lead one to expect;
  major management changes;
  an increase or decrease in dividends;
  calls or redemptions or other purchases of its securities by the company;
  a stock split, dividend or other recapitalization; or
  financial projections prepared by the Company or the Company's representatives.

What is pre-solicitation contact?

Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., "How do you feel about dual classes of stock?", to very specific inquiries, e.g., "Here's a term sheet for our restructuring. Will you vote to approve this?"

Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.

JPMorgan Asset Management Corporate Governance

THE BANK OF NEW YORK MELLON CORPORATION

PROXY VOTING POLICY
(Revised: October 24, 2008)

1.	Scope of Policy - This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), the
investment companies advised by such subsidiaries (the “Funds”), and the banking subsidiaries of BNY Mellon (BNY Mellon’s investment advisory and banking subsidiaries are hereinafter referred to individually as a “Subsidiary” and collectively as the
“Subsidiaries”).

2.	Fiduciary Duty - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the
Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3.	Long-Term Perspective - We recognize that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4.	Limited Role of Shareholders - We believe that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5.	Anti-takeover Proposals - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

6.	“Social” Issues - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7.	Proxy Voting Process - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the
“Committee”), if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, will be referred to the Committee for discussion and vote. Additionally, the
Committee may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.

8.	Material Conflicts of Interest - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our
Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities.

9.	Securities Lending - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

10. Recordkeeping - We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11. Disclosure - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy
Voting Policy and any related procedures, or a description thereof, in their Statements of
Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the
Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

FEBRUARY 28, 2008

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I.	POLICY STATEMENT

Introduction - Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan
Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment
Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley
Investment Management Company, Morgan Stanley Asset & Investment Trust
Management Co., Limited, Morgan Stanley Investment Management Private Limited,
Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM
Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds--
collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of
Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the
“named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM
Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-
term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services - RiskMetrics Group ISS Governance Services (“ISS”) and
Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations.
While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S.
proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.	GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy
(subject to any exception set forth herein), including the guidelines set forth below.
These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company.
Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the
Proxy Review Committee (see Section III for description) and is consistent with the
Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.

We may abstain on matters for which disclosure is inadequate.

A.	Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

· Approval of financial statements and auditor reports.

·		General updating/corrective amendments to the charter, articles of association or bylaws.

·		Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B.		Board of Directors

1.		Election of directors: In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a. We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York
Stock Exchange or Nasdaq rules for most U.S. companies, and The
Combined Code on Corporate Governance in the United Kingdom). Thus,
for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

	i.	At a company with a shareholder or group that controls the
company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

	ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

	b.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

	c.	We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

	d.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line”
test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pills would be seen as a basis for opposing one or more incumbent nominees.

	e.	In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such.

	f.	We consider withholding support from or voting against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.

	g.	We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.

2.	Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66T%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

3.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

4.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

5.	Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

6.	Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors)
where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

7.	Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

8.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive
Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

9.	Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

10. Proposals to limit directors’ liability and/or broaden indemnification of directors.
Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

C.	Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.

D.	Changes in capital structure.

1.	We generally support the following:

	·	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

	·	Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding.

	·	Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

	·	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

	·	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

	·	Management proposals to effect stock splits.

	·	Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

	·	Management proposals for higher dividend payouts.

2.	We generally oppose the following (notwithstanding management support):

	·	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

	·	Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders.

· Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

· Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

E.	Takeover Defenses and Shareholder Rights

1.	Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles; and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.	Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii)
prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the
Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

F.	Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

G.	Executive and Director Remuneration.

1.	We generally support the following proposals:

· Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

· Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

· Proposals for employee stock purchase plans that permit discounts up to
15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

· Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation

(salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental
Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

	3.	Shareholder proposals advocating stronger and/or particular pay-for-
performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

	4.	We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

	5.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.

	6.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H.	Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

I.	Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other
MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III.	ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the
“Corporate Governance Team”). The Committee, which is appointed by MSIM’s Chief
Investment Officer of Global Equities (“CIO”), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The
Corporate Governance Team, working with advice of investment teams and the
Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy
Standard.

A.	Committee Procedures

The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate
Governance Team will timely communicate to ISS MSIM’s Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).

The Committee will meet on an ad hoc basis to (among other matters): (1) authorize
“split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3)
determine how to vote matters for which specific direction has not been provided in this
Policy.

Members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

B.	Material Conflicts of Interest

In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question
(“Special Committee”).

The Special Committee shall be comprised of the Chairperson of the Proxy Review
Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager
(if practicable, one who is a member of the Proxy Review Committee) designated by the
Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the Chairperson. The Special
Committee may request the assistance of MSIM’s General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by
Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.	Identification of Material Conflicts of Interest

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM
Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the Committee will request a
Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.

D.	Proxy Voting Reporting

The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the
Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by an MSIM Fund, the
Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP
(“AIP”).

Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting
Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review
Committee for its information at the next scheduled meeting of the Proxy Review
Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s)
that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights
For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the
“Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated
Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated
Person; and

2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

APPENDIX B

The following procedures apply to the portion of the Van Kampen Dynamic Credit
Opportunities Fund (“VK Fund”) sub advised by Avenue Europe International

Management, L.P. (“Avenue”). (The portion of the VK Fund managed solely by Van
Kampen Asset Management will continue to be subject to MSIM’s Policy.)

1.	Generally: With respect to Avenue’s portion of the VK Fund, the Board of
Trustees of the VK Fund will retain sole authority and responsibility for proxy voting. The Adviser’s involvement in the voting process of Avenue’s portion of the VK Fund is a purely administrative function, and serves to execute and deliver the proxy voting decisions made by the VK Fund Board in connection with the Avenue portion of the VK Fund, which may, from time to time, include related administrative tasks such as receiving proxies, following up on missing proxies, and collecting data related to proxies. As such, the Adviser shall not be deemed to have voting power or shared voting power with
Avenue with respect to Avenue’s portion of the Fund.

2.	Voting Guidelines: All proxies, with respect to Avenue’s portion of the VK
Fund, will be considered by the VK Fund Board or such subcommittee as the
VK Fund Board may designate from time to time for determination and voting approval. The VK Board or its subcommittee will timely communicate to
MSIM’s Corporate Governance Group its proxy voting decisions, so that among other things the votes will be effected consistent with the VK Board’s authority.

3.	Administration: The VK Board or its subcommittee will meet on an adhoc basis as may be required from time to time to review proxies that require its review and determination. The VK Board or its subcommittee will document in writing all of its decisions and actions which will be maintained by the VK
Fund, or its designee(s), for a period of at least 6 years. If a subcommittee is designated, a summary of decisions made by such subcommittee will be made available to the full VK Board for its information at its next scheduled respective meetings.

Proxy Voting and Class Action Monitoring

Background

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

Risks

In developing this policy and procedures, the Advisers considered numerous risks associated with their voting of client proxies. This analysis includes risks such as:

•	The Advisers do not maintain a written proxy voting policy as required by Rule 206(4)-6.
•	Proxies are not voted in Clients’ best interests.
•	Proxies are not identified and voted in a timely manner.
•	Conflicts between the Advisers’ interests and the Client are not identified; therefore, proxies are not voted appropriately.
•	The third-party proxy voting services utilized by the Advisers are not independent.
•	Proxy voting records and Client requests to review proxy votes are not maintained.

The Advisers have established the following guidelines as an attempt to mitigate these risks.

Policy

The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services we provide to our advisory clients. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the
Advisers’ belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

In addition, as a fiduciary, the Advisers also monitor Clients’ ability to participate in class action events through the regular portfolio management process. Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.

Proxy Voting Procedures

The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.

The Operations Department has assigned a Proxy Voting Coordinator to manage the proxy voting process.
The Investment Accounting Department has delegated the handling of class action activities to a Senior
Investment Accounting Leader.

Institutional Shareholder Services

Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”). ISS, a wholly owned subsidiary of RiskMetrics
Group, is an independent company that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.

The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.[11] The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation (an
“ISS Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS
Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system. They are also available from the Proxy Voting Coordinator, who has been assigned by the Operations Department to manage the proxy voting process.

Voting Against ISS Recommendations

On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the
Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As mentioned above, the PM Teams have access to the ISS
Recommendations and may determine that it is in the best interest of Clients to vote differently.

In the event that judgment differs from that of ISS, the Advisers will memorialize the reasons supporting that judgment and retain a copy of those records for the Advisers’ files. In such cases, our procedures require:

1.	The requesting PM Team to set forth the reasons for their decision;
2.	The approval of the lead Portfolio Manager for the requesting PM Team;
3.	Notification to the Proxy Voting Coordinator and other appropriate personnel (including other
PGI/PrinREI Portfolio Managers who may own the particular security);
4.	A determination that the decision is not influenced by any conflict of interest; and
5.	The creation of a written record reflecting the process (See Appendix XXIX).

11	The Advisers have various Portfolio Manager Teams organized by asset classes and investment strategies.

Additionally, the Compliance Department will periodically review the voting of proxies to ensure that all such votes – particularly those diverging from the judgment of ISS – were voted consistent with the
Advisers’ fiduciary duties.

Conflicts of Interest

The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy
votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict. The Advisers will maintain a record of the resolution of any proxy voting conflict of interest.

Proxy Voting Instructions and New Accounts

Institutional Accounts

As part of the new account opening process for discretionary institutional Clients, the Advisers’ Client
Services Department is responsible for sending a proxy letter to the Client’s custodian. This letter instructs the custodian to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the Advisers’ Client Services Department and the Proxy Voting Coordinator.
This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.

The Client Services Department is responsible for maintaining this proxy instruction letter in the Client’s file and for scanning it into the Advisers’ OnBase system. These steps are part of the Advisers’ Account
Opening Process.

SMA – Wrap Accounts

The Advisers’ SMA Operations Department is responsible for servicing wrap accounts, which includes setting up the accounts for proxy voting with ISS. The SMA Operations Department is responsible for sending a letter to the Client’s custodian, with instructions to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the SMA Operations
Department and the Proxy Voting Coordinator. The SMA Operations Department will coordinate with Citi
(wrap program administrator), the respective wrap program sponsor, and the Compliance Department in ensuring that proxies are voted in accordance with Clients’ instructions.

Fixed Income and Private Investments

Voting decisions with respect to Client investments in fixed income securities and the securities of privately-
held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. Upon request, the Advisers can accommodate individual Clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with the Advis-
ers the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf. Such requests should be centralized through the Advisers’ Proxy Voting Coordi-
nator.

Securities Lending

At times, neither the Advisers nor ISS will be allowed to vote proxies on behalf of Clients when those
Clients have adopted a securities lending program. Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, the Advisers will make reasonable efforts to inform the Client that neither the Advisers nor ISS is able to vote the proxy until the lent security is recalled.

Abstaining from Voting Certain Proxies

The Advisers shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client.
Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

- Restrictions for share blocking countries;[12]
- Casting a vote on a foreign security may require that the adviser engage a translator;
- Restrictions on foreigners’ ability to exercise votes;
- Requirements to vote proxies in person;
- Requirements to provide local agents with power of attorney to facilitate the voting instructions;
- Untimely notice of shareholder meeting;
- Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.

Proxy Solicitation

Employees must promptly inform the Advisers’ Proxy Voting Coordinator of the receipt of any solicitation from any person related to Clients’ proxies. As a matter of practice, the Advisers will not reveal or disclose to any third party how the Advisers may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. However, the Proxy Voting Coordinator may disclose that it is the Advisers’ general policy to follow the ISS Guidelines. At no time may any Employee accept any remuneration in the solicitation of proxies.

12	In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and poten-
tially be subject to interest charges or other punitive fees.

Handling of Information Requests Regarding Proxies

Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Thomson Financial, Richard Davies, DF King, Georgeson Shareholder) may contact the Advisers to ask questions regarding total holdings of a particular stock across advisory Clients, or how the Advisers intends to vote on a particular proxy. In addition, issuers may call (or hire third parties to call) with inten-
tions to influence the Advisers’ votes (i.e., to vote against ISS).

Employees that receive information requests related to proxy votes should forward such communications
(e.g., calls, e-mails, etc.) to the Advisers’ Proxy Voting Coordinator. The Proxy Voting Coordinator will take steps to verify the identity of the caller and his/her firm prior to exchanging any information. In addition, the Proxy Voting Coordinator may consult with the appropriate Portfolio Manager(s) and/or the
CCO or CCO NA with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).

External Managers

Where Client assets are placed with managers outside of the Advisers, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. The Advisers may, however, retain such responsibilities where deemed appropriate.

Proxy Voting Errors

In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Advisers’ Proxy Voting Coordinator. The Proxy Voting Coordinator will take immediate steps to determine whether the impact of the error is material and to address the matter. The
Proxy Voting Coordinator, with the assistance of the CCO or CCO NA, will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, Client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department.
Depending on the severity of the issue, the Law Department, Outside Counsel, and/or affected Clients may be contacted. However, the Advisers may opt to refrain from notifying non-material de minimis errors to
Clients.

Recordkeeping

The Advisers must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business. The Compliance Department, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

• Any request, whether written (including e-mail) or oral, received by any Employee of the Advisers, must be promptly reported to the Proxy Voting Coordinator. All written requests must be retained in the Client’s permanent file.

• The Proxy Voting Coordinator will record the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

• The Proxy Voting Coordinator will furnish the information requested to the Client within a reasonable time period (generally within 10 business days). The Advisers will maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable and maintained in the permanent file.

• Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy statements received regarding client securities:

• Upon inadvertent receipt of a proxy, the Advisers will generally forward to ISS for voting, unless the client has instructed otherwise.

Note: The Advisers are permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.

Proxy voting records:

• The Advisers’ proxy voting record is maintained by ISS. The Advisers’ Proxy Voting Coordinator, with the assistance of the Client Services and SMA Operations Departments, will periodically ensure that ISS has complete, accurate, and current records of Clients who have instructed the Advisers to vote proxies on their behalf.

• The Advisers will maintain documentation to support the decision to vote against the ISS recommendation.

• The Advisers will maintain documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Procedures for Class Actions

In general, it is the Advisers’ policy not to file class actions on behalf of Clients. The Advisers specifically will not act on behalf of former Clients who may have owned the affected security but subsequently termi-
nated their relationship with the Advisers. The Advisers will only file class actions on behalf of Clients if that responsibility is specifically stated in the advisory contract. The process of filing class actions is carried out by the Investment Accounting Department. In the event the Advisers opt out of a class action settlement, the Advisers will maintain documentation of any cost/benefit analysis to support that decision. This policy is disclosed to clients on Schedule F of Form ADV Part II.

The Advisers are mindful that they have a duty to avoid and detect conflicts of interest that may arise in the class action process. Where actual, potential or apparent conflicts are identified regarding any material mat-

ter, the Advisers will manage the conflict by seeking instruction from the Law Department and/or outside counsel. It is the Advisers’ general policy not to act as lead plaintiff in class actions.

Disclosure

The Advisers will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements.

Responsibility

Various individuals and departments are responsible for carrying out the Advisers’ proxy voting and class action practices, as mentioned throughout these policies and procedures. The Operations Department has assigned a Proxy Voting Coordinator to manage the proxy voting process. The Investment Accounting
Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
In general, the Advisers’ CCO or CCO NA (or their designee) will oversee the decisions related to proxy voting, class actions, conflicts of interest, and applicable record keeping and disclosures.

Spectrum Asset Management, Inc.
POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

GENERAL POLICY

Spectrum, an investment adviser registered with the Securities and Exchange
Commission, acts as investment advisor for various types of client accounts (e.g.
employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations). While
Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:

STANDARDS:

Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:

• That Spectrum act solely in the interest of clients in providing for ultimate long-
term stockholder value.
• That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.
• That custodian bank is aware of our fiduciary duty to vote proxies on behalf of others – Spectrum relies on the best efforts of its custodian bank to deliver all proxies we are entitled to vote.
• That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).
• That Spectrum will implement a reasonable and sound basis to vote proxies.

PROCESSES:

A. Following ISS’ Recommendations

Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities. Spectrum follows ISS Standard Proxy Voting guidelines (the
“Guidelines”). The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.
Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of
Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision;
(ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance
Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

Spectrum generally votes proxies in accordance with ISS’ recommendations. When
Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.

From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities. Because this practice may present a conflict of interest for
ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations.
Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.

B. Disregarding ISS’ Recommendations

Should Spectrum determine not to follow ISS’ recommendation for a particular proxy,
Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote.

Spectrum will classify proxy vote issues into three broad categories: Routine
Administrative Items, Special Interest Issues, and Issues Having the Potential for
Significant Economic Impact. Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category. New and unfamiliar issues are constantly appearing in the proxy voting process. As new issues arise, we will make every effort to classify them among the following three categories. If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.

Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”

As a fiduciary, Spectrum owes its clients an undivided duty of loyalty. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.

Identifying a Conflict of Interest. There may be a material conflict of interest when
Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy. To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.

Monitoring for Conflicts of Interest. All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution. At least annually, the CCO, will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”)
to assess which, if any, could give rise to a conflict of interest. CCO’s review will focus on the following three categories:

•	Business Relationships – The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent). For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.

•	Personal Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates)
have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.

•	Familial Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates)
have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving
Spectrum (and its affiliates) and a portfolio company, including the following:

•	A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.

•	Publicly available information.

•	Information generally known within Spectrum.

•	Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to CCO prior to any substantive discussion of a proxy matter.

•	Information obtained periodically from those persons whom CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).

The CCO may, at her discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person. With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO and/or Director of Compliance may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.

Determining Whether a Conflict of Interest is “Material” – On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution. The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.

Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:

1. Financial Materiality – The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question. For purposes of proxy voting, each committee will presume that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount $1,000,000. Different percentages or dollar amounts may be used depending on the proximity of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).

2. Non-Financial Materiality – A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated on the facts of each case.

If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution. As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.

Resolving a Material Conflict of Interest – When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation. If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly. If the
CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each to the manner in which Spectrum proposes to vote.

Clients may obtain information about how we voted proxies on their behalf by contacting
Spectrum’s Compliance Department.

PROXY VOTING GUIDELINES

CATEGORY I: Routine Administrative Items

Philosophy: Spectrum is willing to defer to management on matters of a routine administrative nature. We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders. Examples of issues on which we will normally defer to management’s recommendation include:

1.	selection of auditors
2.	increasing the authorized number of common shares
3.	election of unopposed directors

CATEGORY II: Special Interest Issues

Philosophy: While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas. In recent history, proxy issues of this sort have included such matters as sales to the military,

doing business in South Africa, and environmental responsibility. Our primary responsibility in voting proxies is to provide for the greatest long-term value for
Spectrum’s clients. We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

CATEGORY III: Issues Having the Potential for Significant Economic Impact

Philosophy: Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares.
We believe such issues should be carefully analyzed and decided by the owners of the corporation. Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.

1.	Classification of Board of Directors. Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year. Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms. Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.

2.	Cumulative Voting of Directors. Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned - the one share, one vote standard. The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors. Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders. Outside shareholder involvement can encourage management to maximize share value. We generally support cumulative voting of directors.

3.	Prevention of Greenmail. These proposals seek to prevent the practice of
“greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs. Shareholders are left with an asset-depleted and often less competitive company. We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual. We are opposed to greenmail and will support greenmail prevention proposals.

4.	Supermajority Provisions. These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance.
These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger. In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

1.	Defensive Strategies. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

6.	Business Combinations or Restructuring. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

7.	Executive and Director Compensation. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

Policy Established May, 2003
Revised January, 2006

T. ROWE PRICE PROXY VOTING – PROCESS AND POLICIES

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc. and T. Rowe Price Global Investment
Services Limited (collectively, “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—
such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Proxy Administration
The T. Rowe Price Proxy Committee develops our firm’s positions on all major corporate and social responsibility issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as
RiskMetrics Group (“RMG”) (formerly known as Institutional Shareholder Services) and Glass Lewis,
and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy
Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.

T. Rowe Price has retained RMG, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy
Committee relies upon RMG research in establishing T. Rowe Price’s voting guidelines—many of which are consistent with RMG positions—T. Rowe Price occasionally may deviate from RMG recommendations on some general policy issues and a number of specific proxy proposals.

Fiduciary Considerations
T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations
When determining whether to invest in a particular company, one of the primary factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies
Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors
T. Rowe Price generally supports slates with a majority of independent directors. We vote against outside directors that do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitment to other boards. T. Rowe Price also votes against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings. We may vote against directors for failing to establish a formal nominating committee, as well as compensation committee members who approve excessive compensation plans. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.

Executive Compensation
Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’
long-term interests. While we evaluate plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company's peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business. For companies with particularly egregious pay practices we may vote against compensation committee members. Finally, we vote for proposals (either management or shareholder-sponsored) calling for shareholder ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) a majority of the time.

Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’
current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

Anti-takeover, Capital Structure and Corporate Governance Issues
T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals which give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues
T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless they have substantial investment implications for the company’s business and operations that have not been adequately addressed by management. T. Rowe Price supports well-
targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our clients. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing or sales. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy
Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest,
T. Rowe Price’s Code of Ethics requires all employees to avoid placing themselves in a
“compromising position” where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Reporting
Vote Summary Reports are generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, votes cast for the client during the period, and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. If you wish to receive a copy of your account’s voting record, please contact your T. Rowe Price Client Relationship Manager.

Westwood Management Corporation
IA Policies and Procedures Manual
10/10/2007 to Current

Proxy Voting

Policy

27.1. Westwood, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

27.2. Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for our clients. ISS is a leading provider of corporate governance and proxy voting services. Their main objective is to assist institutional investors by researching the financial implications of proxy proposals and by casting votes that will enhance and protect shareholder returns. In most cases, we agree with the recommendations of ISS, however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than ISS if we believe it in the best interest of our clients.

Background

27.4. Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

27.3. Westwood’s Assistant Vice President of Operations has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

27.5. Westwood has adopted the following procedures to implement the firm’s policy:

27.5.1.	Proxy Voting Records. With respect to proxy record keeping, Westwood maintains complete files for all clients. These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis.

27.5.2.	Voting Procedures

a.	Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for our clients;

b.	All proxy materials that Westwood is responsible for voting on behalf of clients shall be forwarded to ISS;

c. Westwood’s analysts review the ISS proxy voting recommendations on a bi-monthly basis. The analyst may choose to vote differently than ISS if the analyst believes it is in the best interest of the client;

d.	If Westwood chooses to vote differently than ISS, we have access to change votes online through the ISS website. If Westwood agrees with ISS recommendations, no response to ISS is necessary;

e.	ISS will complete the proxy and mail the proxy in a timely and appropriate manner.

27.5.3. Disclosure

a.	Westwood will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request a proxy voting summary information regarding how Westwood voted a client’s proxies, and that clients may request a copy of these policies and procedures.

b.	The Assistant Vice President of Operations will also send a copy of this summary to all existing clients who have previously received Westwood’s Disclosure Document; or the Assistant Vice
President of Operations may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

27.5.4. Client Requests for Information

a.	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Assistant Vice President of Operations.

b.	In response to any request the Assistant Vice President of Operations will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Westwood voted the client’s proxy with respect to each proposal about which client inquired.

27.5.5. Voting Guidelines

a.	Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for our clients. The ISS Proxy Voting Guidelines are attached as Exhibit H.

b.	Westwood analysts will review the ISS proxy voting recommendations bi-monthly using the following guidelines:

i. Westwood will vote proxies in the best interests of each particular client.

ii. Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client.

iii. Clients are permitted to place reasonable restrictions on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

27.5.6. Conflicts of Interest

a.	Westwood will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Westwood with the issuer of each security to determine if
Westwood or any of its employees has any financial, business or personal relationship with the issuer.

b.	If a material conflict of interest exists, the Assistant Vice President of Operations will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through the objective means of voting consistent with the independent third party ISS voting recommendations.

c.	Westwood will maintain a record of the voting resolution of any conflict of interest.

27.5.7. Recordkeeping. The Assistant Vice President of Operations shall retain the following proxy records in accordance with the SEC’s five- year retention requirement:

a.	These policies and procedures and any amendments;

b.	A proxy voting summary from ISS;

c.	Any document Westwood created that was material to making a decision to vote in opposition to
ISS’s recommendation, or that memorializes any such decision; and

d. A copy of each written request from a client for a proxy voting summary, and a copy of any written response.

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	(1)	Amendment and Restatement of the Articles of Incorporation -- Filed as Ex-99.A on
10/24/00 (Accession No. 0000012601-00-500016) and Filed as Ex-99.A on 04/27/06
(Accession No. 0000009713-06-000042)

	(2)	(a)	Articles of Amendment (Incorporated by reference from exhibit #1(b)to registration statement No. 333-137812 filed on Form N-14 on 10/5/06) (Accession No.
0000012601-06-000026)

		(b)	Articles of Amendment effective May 17, 2008 Filed as Ex-99.A4 on 04/27/09
(Accession No. 0000898745-09-000217)

		(c)	Articles of Amendment dated 06/30/09 – Filed as Ex-99.(A)(2)(C) on 10/07/09
(Accession No. 0000898745-09-000486)

	(3)	(a)	Articles Supplementary -- Filed as Ex-99.A.1 on 02/13/02 (Accession No.
0001126872-02-000002)

		(b)	Articles Supplementary dtd 12/15/03 -- Filed as Ex-99.A on 02/26/04 (Accession No.
0000870786-04-000042)

		(c)	Articles Supplementary dtd 6/14/04 -- Filed as Ex-99.A on 08/27/04 (Accession No.
0001127048-04-000101)

		(d)	Certificate of Correction of Articles Supplementary dtd 10/7/04 -- Filed as Ex-99.A
on 02/24/05 (Accession No. 000087086-05-000028)

		(e)	Articles Supplementary dtd 12/13/04 -- Filed as Ex-99.A on 04/29/05 (Accession No.
0000870786-05-000132)

		(f)	Articles Supplementary dtd 07/07/2006 (Incorporated by reference from exhibit
#1(b)(6)to registration statement No. 333-137812 filed on Form N-14 on 10/5/06)
(Accession No. 0000012601-06-000026)

		(g)	Articles Supplementary dtd 06/19/09 – Filed as Ex-99.(A)(3)(G) on 10/07/09
(Accession No. 0000898745-09-000486)

(b)	By-laws -- Filed as Ex-99.B on 12-31-03 (Accession No. 0000870786-03-000210)

(c)	These have been previously filed as noted in response to Items 23(a) and 23(b).

(d)	(1)	(a)	Management Agreement -- Filed as Ex-99.B5.A on 10/24/97 (Accession No.
0000915728-97-000059)

		(b)	First Amendment to Management Agreement -- Filed as Ex-99.B5.A1 on 02/13/98
(Accession No. 0000012601-98-000001)

		(c)	Second Amendment to Management Agreement -- Filed as Ex-99.D.3 on 10/24/00
(Accession No. 0000012601-00-500016)

		(d)	Third Amendment to Management Agreement -- Filed as Ex-99.D.4 on 10/24/00
(Accession No. 0000012601-00-500016)

		(e)	Fourth Amendment to Management Agreement -- Filed as Ex-99.D on 12/31/03
(Accession No. 000087086-03-000210)

		(f)	Amended & Restated Management Agreement dtd 12/31/2009 – Filed as Ex-
99.D(1)(o) on 03/02/10 (Accession No. 0000898745-10-000147)

	(2)	(a)	Amended & Restated Investment Service Agreement dtd 4/1/04 -- Filed as Ex-99.D
on 06/15/04 (Accession No. 0000870786-04-000104)

	(3)	(a)	Amended & Restated Sub-Advisory Agreement — Bernstein dtd 7/1/04 -- Filed as
Ex-99.D on 08/27/04 (Accession No. 0001127048-04-000101)

	(4)	(a)	Brown Investment Advisory Incorporated Sub-Advisory Agreement dtd 07/01/09 –
Filed as Ex-99.D on 08/20/2009 (Accession No. 0000898745-09-000377)

	(5)	(a)	ClearBridge Advisors, LLC Sub-Advisory Agreement dtd 10/1/09 – Filed as Ex-
99.(D)(5)(A) on 10/07/09 (Accession No. 0000898745-09-000486)

	(6)	(a)	Amended & Restated Sub-Advisory Agreement — CCI dtd 12/15/06 -- Filed as Ex-
99.D on 04/19/07 (Accession No. 0000898745-07-000045)

	(7)	(a)	Edge Asset Management, Inc. Sub-Advisory Agreement dtd 1/4/07 -- Filed as Ex-
99.D on 01/09/07 (Accession No. 0000898745-07-000006)

	(8)	(a)	Emerald Sub-Advisory Agreement dtd 9/1/04 -- Filed as Ex-99.D on 02/24/05
(Accession No. 000087086-05-000028)

		(b)	Emerald Sub-Advisory Agreement dtd 7/1/09 – Filed as Ex-99.(D)(8)(B) on
10/07/09 (Accession No. 0000898745-09-000486)

	(9)	(a)	Essex Amended and Restated Sub-Advisory Agreement dtd 1/1/2010 – Filed as
Ex-99.D(9)(b) on 03/02/10 (Accession No. 0000898745-10-000147)

	(10)	(a)	Amended & Restated Sub-Advisory Agreement — JP Morgan dtd 1/5/05 -- Filed as
Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)

	(11)	(a)	Jacobs Levy Sub-Advisory Agreement dtd 6/15/06 -- Filed as Ex-99.D on 10/24/06
(Accession No. 000012601-06-000029)

	(12)	(a)	Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 01/01/08 Filed
as Ex-99.(5)(F) on 02/29/08 (Accession No. 0000950137-08-003049)

	(13)	(a)	Amended & Restated Sub-Advisory Agreement — Morgan Stanley dtd 8/23/04 --
Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)

	(14)	(a)	Amended & Restated Sub-Advisory Agreement — PGI dtd 7/1/2009 – Filed as Ex-
99.(D)(14)(L) on 10/07/09 (Accession No. 0000898745-09-000486)

	(15)	(a)	Amended & Restated Sub-Advisory Agreement — PREI dtd 1/1/06 -- Filed as Ex-
99.D on 10/24/06 (Accession No. 000012601-06-000029)

	(16)	(a)	Spectrum Sub-Sub-Advisory Agreement dtd 07/01/2005 Filed as Ex-99.D64 on
04/27/06 (Accession No. 0000009713-06-000042)

	(17)	(a)	Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 9/15/06 --
Filed as Ex-99.D on 10/24/06 (Accession No. 000012601-06-000029)

	(18)	(a)	Westwood Sub-Advisory Agreement dtd 07/15/08 -- Filed as Ex-99.D19A on
04/27/09 (Accession No. 0000898745-09-000217)

(e)	Distribution Agreement -- Filed as Ex-99.E on 10/24/00 (Accession No. 0000012601-00-500016)

	(1)	Amended & Restated Distribution Agreement dtd 6/14/04 -- Filed as Ex-99.E on 08/27/04
(Accession No. 0001127048-04-000101)

	(2)	Distribution Agreement dtd 1/12/07 -- Filed as Ex-99.(E)(2) on 02/29/08 (Accession No.
0000950137-08-003049)

	(3)	Amended Distribution Plan and Agreement Class 2 Shares dtd 5/01/2009 – Filed as Ex-
99.(E)(3) on 10/07/09 (Accession No. 0000898745-09-000486)

	(4)	Amended Distribution Plan and Agreement Class 2 Shares dtd 7/21/2009 – Filed as Ex-
99.(E)(4) on 10/07/09 (Accession No. 0000898745-09-000486)

	(5)	Amended Distribution Plan and Agreement Class 2 Shares dtd 9/21/2009 – Filed as Ex-
99.(E)(5) on 10/07/09 (Accession No. 0000898745-09-000486)

(f)	N/A

(g)	Custodian Agreement

	(1)	Domestic and Global Custodian Agreement with Bank of New York -- Filed as Ex-
99.(G)(1) on 04/25/08 (Accession No. 0000950137-08-006048)

(h)	(1)	Agreement and Plan of Reorganization and Liquidation -- Filed as Ex-99.B9 on 10/24/97
(Accession No. 0000915728-97-000059)

	(2)	Transfer Agency Agreement dated 9/9/08 -- Filed as Ex-99.H2 on 04/27/09 (Accession
No. 0000898745-09-000217)

	(3)	Capital Support Agreement dated 9/22/08 -- Filed as Ex-99.H3 on 04/27/09 (Accession
No. 0000898745-09-000217)

	(4)	Contractual Fee Waiver Agreement dated 4/29/08 -- Filed as Ex-99.H4 on 04/27/09
(Accession No. 0000898745-09-000217)

(i)	Legal Opinion -- Filed as Ex-99.I on 10/24/00 (Accession No. 0000012601-00-500016)

(j)	(1)	Consent of Independent Auditors *

	(2)	Rule 485(b) opinion *

	(3)	Powers of Attorney -- Filed as Ex-99.(J)(3) on 04/25/08 (Accession No. 0000950137-08-
006048)

(k)	Omitted Financial Statements N/A

(l)	Initial Capital Agreements

	(1-11)	Initial Capital Agreements 1987 -- Filed as Ex-99.L on 04/27/01 (Accession No.
0000012601-01-500015)
	(12-19)	Initial Capital Agreements 1998 -- Filed as Ex-99.L on 04/27/01 (Accession No.
0000012601-01-500015)
	(20-23)	Initial Capital Agreements 1999 -- Filed as Ex-99.L on 04/27/01 (Accession No.
0000012601-01-500015)
	(24-26)	Initial Capital Agreements 2000 -- Filed as Ex-99.L on 04/27/01 (Accession No.
0000012601-01-500015)
	(27)	Initial Capital Agreements 5/1/2003 -- Filed as Ex-99.L on 02/26/04 (Accession No.
0000870786-04-000042)
	(28)	Initial Capital Agreements 8/30/2004 -- Filed as Ex-99.L on 02/24/05 (Accession No.
000087086-05-000028)

	(29)	Initial Capital Agreement 1/5/07 -- Filed as Ex-99.(L)(29) on 02/29/08 (Accession No.
0000950137-08-003049)

(m)	Rule 12b-1 Plan

	(1)	Class 2 Plan as of 5/1/09 -- Filed as Ex-99.M (1) on 06/26/09 (Accession No.
0000898745-09-000330)

	(2)	Amended Distribution Plan and Agreement Class 2 Shares dtd 5/01/2009 – Filed as Ex-
99.(E)(3) on 10/07/09 (Accession No. 0000898745-09-000486)

	(3)	Amended Distribution Plan and Agreement Class 2 Shares dtd 7/21/2009 – Filed as Ex-
99.(E)(4) on 10/07/09 (Accession No. 0000898745-09-000486)

	(4)	Amended Distribution Plan and Agreement Class 2 Shares dtd 9/21/2009 – Filed as Ex-
99.(E)(5) on 10/07/09 (Accession No. 0000898745-09-000486)

(n)	Rule 18f-3 Plan –Filed as Ex-99.N on 06/26/09 (Accession No. 0000898745-09-000330)

(o)	Reserved

(p)	Codes of Ethics

	(1)	AllianceBernstein Code of Ethics -- Filed as Ex-99.(P)(1) on 02/29/08 (Accession No.
0000950137-08-003049); Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-
000028)
	(2)	Brown Investment Advisory Incorporated Code of Ethics – Filed as Ex-99.P on 08/20/09
(Accession No. 0000898745-09-000377)
	(3)	ClearBridge Advisors, LLC Code of Ethics – Filed as Ex-99.(P)(3) on 10/07/09 (Accession
No. 0000898745-09-000486)
	(4)	Columbus Circle Investors Code of Ethics – Filed as Ex-99(P)(4) on 12/18/09 (Accession
No. 0000898745-09-000544)
	(5)	Edge Asset Management Code of Ethics -- Filed as Ex-99.(P)(4) on 02/29/08 (Accession
No. 0000950137-08-003049)
	(6)	Emerald Code of Ethics -- Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-
000028)
	(7)	Essex Code of Ethics -- Filed as Ex-99.(P)(6) on 02/29/08 (Accession No. 0000950137-
08-003049)
	(8)	JP Morgan Code of Ethics -- Filed as Ex-99.(P)(7) on 02/29/08 (Accession No.
0000950137-08-003049); Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-
000028)
	(9)	Jacobs Levy Code of Ethics -- Filed as Ex-99.(P)(8) on 02/29/08 (Accession No.
0000950137-08-003049)
	(10)	Mellon Code of Ethics – Filed as Ex-99.P on 08/20/09 (Accession No. 0000898745-09-
000377)
	(11)	Morgan Stanley Investment Management Code of Ethics -- Filed as Ex-99.P on 02/24/05
(Accession No. 000087086-05-000028); Filed as Ex-99.P on 10/24/06 (Accession No.
000012601-06-000029); Filed as Ex-99.P on 04/19/07 (Accession No. 0000898745-07-
000045)
	(12)	Principal Global Investors/Principal Real Estate Investors Code of Ethics -- Filed as Ex-
99.P on 04/19/07 (Accession No. 0000898745-07-000045)
	(13)	Principal Fund Entities Code of Ethics (Principal Funds, Inc., Principal Variable Contracts
Funds, Inc. , Principal Management Corporation, Principal Financial Advisors, Princor
Financial Services Corporation, Principal Funds Distributor, Inc.) – Filed as Ex-99.P on
08/20/09 (Accession No. 0000898745-09-000377)

(14)	Sr. & Executive Officers Code of Ethics (Sarbanes) -- Filed as Ex-99.P on 12/31/03
(Accession No. 000087086-03-000210)
(15)	Spectrum Code of Ethics – Filed as Ex-99(P)16(a) on 12/18/09 (Accession No.
0000898745-09-000544)
(16)	T. Rowe Price Code of Ethics -- Filed as Ex-99.P on 02/24/05 (Accession No.
000087086-05-000028)
(17)	Westwood Code of Ethics -- Filed as Ex-99.P18 on 04/27/09 (Accession No.
0000898745-09-000217)

*	Filed herein.
**	To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

Item 30.	Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the
Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1. Was committed in bad faith; or
2. Was the result of active and deliberate dishonesty; or

(ii) The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the
Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment
Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation,
Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the
Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the

Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the
Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this
Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business or Other Connection of Investment Adviser

Principal Management Corporation ("PMC") serves as investment adviser and administrator for
Principal Variable Contracts Funds, Inc. ("PVC") and Principal Funds, Inc. ("Principal Funds"). PVC and
Principal Funds are funds sponsored by Principal Life Insurance Company.

A complete list of the officers and directors of the investment adviser, Principal Management
Corporation, are set out below. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant. For these people the information as set out in the Statement of
Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

NAME &	COMPANY &
OFFICE WITH	PRINCIPAL
INVESTMENT	BUSINESS	NATURE OF
ADVISER	ADDRESS	RELATIONSHIP
Patricia A. Barry	Principal Life	Counsel
Assistant Corporate Secretary	Insurance Company (1)

*Craig L. Bassett	Principal Life	See Part B
Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer, Director

Tracy W. Bollin	Principal Funds Distributor, Inc. (2)	Financial Controller
Financial Controller	and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B
Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President/	Distributor, Inc.(2)
Chief Financial Officer

David P. Desing	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and Director	Insurance Company (1)

James W. Fennessey	Principal	Head of Investment
Vice President	Financial Advisors, Inc.(1)	Manager Research

Michael P. Finnegan	Principal Life	Chief Vice President -
Senior Vice President -	Insurance Company (1)	Investment Officer
Investment Services

Louis E. Flori	Principal Life	Vice President –
Vice President – Capital Markets	Insurance Company (1)	Capital Markets

*Stephen G. Gallaher	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary

*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

Deanna L. Mankle	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Jennifer A. Mills	Principal Life	See Part B
Counsel	Insurance Company (1)

Mariateresa Monaco	Principal Life	Portfolio Manager
Vice President/Portfolio Management	Insurance Company (1)

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds

David L. Reichart	Princor	Head of Business
Senior Vice President	Financial Services	Development
Corporation(1)

*Michael D. Roughton	Principal Life	See Part B
Senior Vice President and	Insurance Company (1)
Senior Securities Counsel

*Adam U. Shaikh		Principal Life	See Part B
Counsel		Insurance Company (1)

Mark A. Stark		Principal Life	Director
Vice President -		Insurance Company (1)	Investment Services
Investment Services

Randy L. Welch		Principal Life	Director
Vice President -		Insurance Company (1)	Investment Services
Investment Services

*Dan L. Westholm		Principal Life	See Part B
Director - Treasury		Insurance Company (1)

*Beth C. Wilson		Principal Life	See Part B
Vice President		Insurance Company (1)

Larry D. Zimpleman		Principal Life	President and Chief Executive
Chairman of the Board		Insurance Company (1)	Officer

	(1)	711 High Street
Des Moines, IA 50309
	(2)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762

Item 32.	Principal Underwriters

(a) Principal Funds Distributor, Inc. ("PFD") act as principal underwriter for Principal Funds, Inc. and
Principal Variable Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life
Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by
AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, through their respective separate accounts.

(1)	(2)	(3)
Positions and offices
Name and principal	with principal	Positions and Offices
business address	underwriter (PFD)	with the Fund
Lindsay L. Amadeo	Director - Marketing	None
The Principal	Communications
Financial Group(1)

Michael C. Anagnost	Vice President -	None
The Principal	Chief Technology Officer
Financial Group(1)

Phillip J. Barbaria	Chief Compliance Officer	None
Principal Funds
Distributor, Inc. (1)

Patricia A. Barry	Assistant Corporate	None
The Principal	Secretary
Financial Group(1)

Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group(1)

Lisa Bertholf	Director - Marketing	None
The Principal
Financial Group(1)

Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

Jill R. Brown	Director	Senior Vice President
The Principal	President and
Financial Group(1)	Chief Financial Officer

Bret J. Bussanmas	Vice President -	None
The Principal	Distribution
Financial Group(1)

P. Scott Cawley	Product Marketing Officer	None
The Principal
Financial Group(1)

Ralph C. Eucher	Chairman of the Board	Chairman of the Board and
The Principal		Chief Executive Officer
Financial Group(1)

Nora M. Everett	Director	President and Director
The Principal
Financial Group (1)

Cary Fuchs	Chief Operating Officer	Senior Vice President
Principal Funds		of Distribution
Distributor, Inc.(2)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Eric W. Hays	Senior Vice President and	None
The Principal	Chief Information Officer
Financial Group(1)

Tim Hill	Vice President - Distribution	None
Principal Funds
Distributor, Inc.(1)

Joyce N. Hoffman	Senior Vice President and	None
The Principal	Corporate Secretary
Financial Group(1)

Daniel J. Houston	Director	None
The Principal
Financial Group(1)

Jennifer A. Mills	Counsel	Assistant Counsel
The Principal
Financial Group (1)

	Timothy J. Minard	Director	None
The Principal
Financial Group(1)

	Kevin J. Morris	Senior Vice President and	None
	Principal Funds	Chief Marketing Officer
Distributor, Inc.(1)

	David L. Reichart	Senior Vice	None
	The Principal	President/Distribution
Financial Group(1)

	Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

	Paul Schieber	Regional Vice President	None
The Principal
Financial Group (1)

	Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Mark A. Stark	Vice President – Investor	None
	The Principal	Services
Financial Group(1)

	(1)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762-5710
(c)	N/A.

Item 33.	Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal
Financial Group, Des Moines, Iowa 50392.

Item 34.	Management Services

N/A.

Item 35.	Undertakings

N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 28th day of April, 2010.

Principal Variable Contracts Funds, Inc.
(Registrant)

/s/ N. M. Everett
N. M. Everett
President, Director and
Chief Executive Officer

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

April 28, 2010
Chairman of the Board
R. C. Eucher

/s/ L. A. Rasmussen		April 28, 2010
Vice President, Controller
L. A. Rasmussen	and Chief Financial Officer
(Principal Financial Officer and Controller)

/s/ N. M. Everett		April 28, 2010
President, Chief Executive
N. M. Everett	Officer and Director
(Principal Executive Officer)

/s/ M. J. Beer		April 28, 2010
Executive Vice President
M. J. Beer

(E. Ballantine)*		April 28, 2010
Director
E. Ballantine

(K. Blake)*		April 28, 2010
Director
K. Blake

(C. Damos)*		April 28, 2010
Director
C. Damos

(R. W. Gilbert)*		April 28, 2010
Director
R. W. Gilbert

(M. A. Grimmett)*		April 28, 2010
Director
M. A. Grimmett

(F. S. Hirsch)*		April 28, 2010
Director
F. S. Hirsch

(W. C. Kimball)*		April 28, 2010
Director
W. C. Kimball

(B. A. Lukavsky)*		April 28, 2010
Director
B. A. Lukavsky

(W. G. Papesh)*			April 28, 2010
Director
W. G. Papesh

(D. Pavelich)*			April 28, 2010
Director
D. Pavelich

/s/ M. J. Beer
*By
M. J. Beer
Executive Vice President

* Pursuant to Powers of Attorney
Previously filed on April 25, 2008